    As filed with the Securities and Exchange Commission on April 30, 2002.


                                                    Registration Nos. 333-72590

                                                                      811-06217



================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM S-6
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933 [X]
                             OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                        POST-EFFECTIVE AMENDMENT NO. 2


                               -----------------

                            MONY VARIABLE ACCOUNT L
                             (Exact Name of Trust)

                          MONY LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               -----------------

                                 1740 Broadway
                           New York, New York 10019
                    (Address of Principal Executive Office)

                            HAROULA K. BALLAS, ESQ.
                              Counsel, Operations
                          MONY Life Insurance Company
                                 1740 Broadway
                           New York, New York 10019
                    (Name and Address of Agent for Service)

                               -----------------

   Approximate date of proposed public offering: It is proposed that this filing will become effective: (check appropriate box)
      [_] immediately upon filing pursuant to paragraph (b) of Rule 485

      [X] on May 1, 2002 pursuant to paragraph (b) of Rule 485

      [_] 60 days after filing pursuant to paragraph (a)(l) of Rule 485

      [_] on         pursuant to paragraph (a)(l) of Rule 485

      [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
      [_] on         pursuant to paragraph (a)(2) of Rule 485

   If appropriate, check the following box:
      [_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Universal Life Insurance Policies



================================================================================

                            MONY VARIABLE ACCOUNT L
                                  PROSPECTUS
                           DATED MAY 1, 2002 FOR THE
                   VARIABLE UNIVERSAL LIFE INSURANCE POLICY

                                   Issued by
                          MONY Life Insurance Company
                                 1740 Broadway
                           New York, New York 10019

This prospectus describes an individual flexible premium variable life insurance policy offered by MONY Life Insurance Company ("we," "us," "our," or the "Company"). The Policy provides life insurance protection and premium flexibility. The Policy described in this prospectus is only available in New York.

We guarantee that your death benefit will never be less than the amount specified in your Policy adjusted by any requested increases or decreases in your insurance protection, and less any debt you owe us.

Investments (premium payments) may accumulate on a variable basis, fixed basis, or both. If you choose the variable option, we will invest your premium payments in your choice of subaccounts of our variable account. Each subaccount invests in shares of the following portfolios:


    The Alger American Fund                      Lord Abbett Series Fund
    [_]Alger American Balanced Portfolio         [_]Bond-Debenture
                                                    Portfolio
    [_]Alger American MidCap Growth Portfolio    [_]Growth and Income
                                                    Portfolio
    Enterprise Accumulation Trust                [_]Mid-Cap Value Portfolio
    [_]Equity Income Portfolio                   MFS Variable Insurance
                                                 Trust
    [_]Global Socially Responsive Portfolio      [_]MFS Mid Cap Growth
                                                    Series
    [_]Growth Portfolio                          [_]MFS New Discovery
                                                    Series
    [_]Growth and Income Portfolio               [_]MFS Total Return Series
    [_]Managed Portfolio                         [_]MFS Utilities Series
    [_]Multi-Cap Growth Portfolio                MONY Series Fund, Inc.
    [_]Small Company Growth Portfolio            [_]Government Series
                                                    Portfolio
    [_]Small Company Value Portfolio             [_]Long Term Bond
                                                    Portfolio
    [_]Total Return Portfolio                    [_]Money Market Portfolio
    INVESCO Variable Investment Funds, Inc.      PBHG Insurance Series Fund
    [_]INVESCO VIF -- Financial Services Fund    [_]PBHG Mid-Cap Value
                                                    Portfolio
    [_]INVESCO VIF -- Health Sciences Fund       [_]PBHG Select Value
                                                    Portfolio
    [_]INVESCO VIF -- Telecommunications Fund    PIMCO Variable Insurance
                                                 Trust
    Janus Aspen Series                           [_]Global Bond Portfolio
    [_]Capital Appreciation Portfolio            [_]Real Return Portfolio
    [_]Flexible Income Portfolio                 [_]StocksPLUS Growth and
                                                    Income Portfolio
    [_]International Growth Portfolio            The Universal
                                                 Institutional Funds., Inc.
                                                 [_]Emerging Markets
                                                    Equity Portfolio
                                                 [_]Global Value Equity
                                                    Portfolio
                                                 [_]U.S. Real Estate
                                                    Portfolio

You bear the investment risk if you allocate your premium payments to the variable account.

If you choose the fixed option, we will invest your premium payments in the guaranteed interest account where your payments will grow at the rate of at least 4.5% annually. We take the investment risk of premium payments allocated to the guaranteed interest account.

The amount of life insurance may, and your Policy's value will, depend on the investment experience of the options you choose.

If you already own a life insurance policy, it might not be to your advantage to replace your existing insurance coverage with this Policy.

An investment in this Policy is not a bank deposit. Neither the U.S. government nor any governmental agency insures or guarantees your investment in the Policy.

The Securities and Exchange Commission has not approved or disapproved this Policy or determined that this prospectus is accurate or complete. Anyone who tells you otherwise is committing a federal crime.

                               TABLE OF CONTENTS


          Definitions............................................  1
          Policy Summary.........................................  2
             The Policy in General...............................  2
             Premiums............................................  2
             Allocation of Premiums..............................  3
             Fund Value..........................................  3
             Charges and Deductions..............................  4
             Portfolio Expense Table.............................  5
             Cash Benefits.......................................  7
             Death Benefit.......................................  7
          Risk Summary...........................................  8
             Poor Fund Performance...............................  8
             Adverse Tax Consequences............................  8
             Policy Termination..................................  8
             Partial Surrender Limitations.......................  8
             Effects of Policy Loans.............................  8
             Policy Only Is Suited For Long-Term Investment......  9
          MONY Life Insurance Company............................  9
          MONY Variable Account L................................  9
             Changes to the Variable Account..................... 10
          The Portfolios......................................... 10
             Your Right to Vote Portfolio Shares................. 15
             Disregard of Voting Instructions.................... 15
          The Guaranteed Interest Account........................ 15
          Charges and Deductions................................. 16
             Deductions from Premium Payments.................... 17
             Deductions From The Variable Account................ 17
             Deductions from Fund Value -- The Monthly Deduction. 18
             Optional Insurance Benefits Charge.................. 19
             Transaction Charges................................. 19
          The Policy............................................. 20
             Applying for a Policy............................... 20
             Temporary Insurance Coverage........................ 20
             Backdating.......................................... 21
             Owner............................................... 21
             Beneficiary......................................... 21
             Cancelling the Policy............................... 21
          Premiums............................................... 22
             General............................................. 22
             Initial Premium..................................... 22
             Tax-Free "Section 1035" Exchanges................... 22
             Scheduled Premiums.................................. 22
             Electronic Payments................................. 23
             Unscheduled Premiums................................ 23
             Repayment of Outstanding Debt....................... 23
             Allocating Premiums................................. 23
          How Your Fund Value Varies............................. 24
             Fund Value.......................................... 24
             Cash Value.......................................... 24
             Subaccount Values................................... 24
             Subaccount Unit Value............................... 24
             Guaranteed Interest Account Value................... 25

 Transfers................................................................ 25
    Transfers by Third Parties............................................ 25
 Death Benefits........................................................... 26
    Amount of Death Benefit Proceeds Payable.............................. 26
    Death Benefit Options................................................. 26
    Changes in Death Benefit Options...................................... 27
    Changing the Specified Amount......................................... 27
    Increases............................................................. 28
    Decreases............................................................. 28
 Other Optional Insurance Benefits........................................ 29
    Spouse's Term Rider................................................... 29
    Children's Term Insurance Rider....................................... 29
    Purchase Option Rider................................................. 29
    Waiver of Monthly Deduction Rider..................................... 29
    Term Life Term Rider.................................................. 29
 Benefits at Maturity..................................................... 29
 Surrenders and Partial Surrenders........................................ 30
    Surrenders............................................................ 30
    Partial Surrenders.................................................... 30
    Effect of Partial Surrenders on Fund Value and Death Benefit Proceeds. 30
 Loans.................................................................... 30
    Effects of Policy Loans............................................... 31
 Termination.............................................................. 32
    General............................................................... 32
    Special Rules for First Three Policy Years............................ 32
    Amounts You Must Pay to Keep Your Policy.............................. 32
    Your Policy Will Remain In Effect During The Grace Period............. 33
    Reinstatement......................................................... 33
 Payments and Telephone Transactions...................................... 33
    Telephone Transactions................................................ 34
 Tax Considerations....................................................... 34
    Modified Endowment Contracts.......................................... 35
    Policies Which Are Not Modified Endowment Contracts................... 36
    Charge for Company Income Taxes....................................... 36
 Other Policy Information................................................. 36
    Exchange Privilege.................................................... 36
    Option to Obtain Paid-Up Insurance.................................... 36
    Settlement Options.................................................... 37
    Assignment............................................................ 38
    Dividends............................................................. 38
    Incontestability...................................................... 38
    Suicide Exclusion..................................................... 39
    Misstatement of Age or Sex............................................ 39
    Other Changes To Your Policy.......................................... 39
    Reports............................................................... 39
    Legal Proceedings..................................................... 40
 Additional Information................................................... 40
    Sale of the Policies.................................................. 40
    Legal Matters......................................................... 41
    Experts............................................................... 41
    Executive Officers and Directors...................................... 41
    Other Information..................................................... 43

Policy Illustrations.......................................  43
Performance Information....................................  43
Appendix A................................................. A-1
Appendix B................................................. B-1


This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

                                  DEFINITIONS

For your convenience, we are providing a glossary of the special terms we use in this prospectus.

Beneficiary -- the person or entity you designate to receive the death benefit payable at the death of the Insured.

Business Day -- is any day the New York Stock Exchange is open for regular trading or on any other day there is enough trading to change the Unit value of the Subaccount. Our Business Day ends at 4:00 pm Eastern time.

Cash Value -- the Fund Value of the Policy less any surrender charge and any Outstanding Debt.

Fund -- any open-end management investment company in which the Variable Account invests.

Fund Value -- the total amount under the Policy in each Subaccount, the Guaranteed Interest Account, and the Loan Account.

General Account -- assets of the Company other than those allocated to the Variable Account or any of our other separate accounts.

Guaranteed Interest Account -- is a fixed account that is part of our General Account.


Home Office -- our office at 1740 Broadway, New York, New York and our Operations Center at One MONY Plaza, P.O. Box 4830, Syracuse, New York 13221.


Insured -- the person on whose life we base this Policy.

Loan Account -- an account to which we transfer amounts from the Subaccounts of the Variable Account and the Guaranteed Interest Account to use as collateral for any Policy loan that you request. We will credit interest to the Loan Account at a rate not less than 4.5%. The Loan Account is part of the Company's General Account.

Maturity Age -- the policy anniversary following the Insured's 100th birthday. The maturity date is the date the Policy reaches the Maturity Age.

Monthly Anniversary Day -- the first Business Day of each policy month.

Monthly Deduction -- a deduction we take on each Monthly Anniversary Day that consists of the cost of insurance charge, any additional benefit charges, an administrative charge, and a per $1,000 Specified Amount charge.

Outstanding Debt -- the unpaid balance of any loan which you request on the Policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.

Owner -- the owner of the Policy. "You" or "your" refers to the Owner.

Policy -- the Policy with any attached application(s), any riders, and any endorsements.

Policy Date -- the date we authorize the Policy to be delivered to you (we call this the "policy release date") or, if later, the date as you requested your Policy to become effective. We measure policy years and anniversaries from the Policy Date. The Policy Date is shown in your Policy. If the Policy Date is the 29th, 30th, or 31st of a month, there will be some calendar months when there is no such date. For those months, the policy month will start on the last day of the calendar month.

Specified Amount -- the minimum death benefit for as long as the Policy remains in effect.

Subaccount -- a subdivision of the Variable Account that invests exclusively in shares of a Fund.

Unit -- the measure of value in a Subaccount.

Variable Account -- MONY Variable Account L, a segregated asset account of the Company into which you allocate premiums and transfer Fund Value.

                                POLICY SUMMARY

This summary provides you with a brief overview of the more important features of your Policy. It is not intended to be complete. More detailed information about the Policy appears later in the prospectus. Please read the rest of this prospectus carefully.

THE POLICY IN GENERAL

.. This Policy is an individual flexible premium variable life insurance policy.
  Its primary purpose is to protect against the economic loss due to the death of the Insured. We sell the Policies through broker-dealers and pay these broker-dealers a commission for selling the Policies. See "Sales of the Policies".

.. We designed the Policy to be long-term in nature so that we may provide significant life insurance benefits to you. However, there are certain risks involved with purchasing this Policy. See "Risk Summary." You should consider the Policy in conjunction with other insurance you own. This Policy is not appropriate as a short-term savings plan.


.. You may cancel a Policy during the "Right to Return Policy" period by returning it to us at our Administrative Office. See "Cancelling the Policy."


.. A few of the Policy features listed below may not be suitable for your particular situation. If you are already entitled to favorable tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. Please consult your agent and refer to your Policy for details.

PREMIUMS

.. To purchase the Policy and to keep it in force, you must make payments to us called premiums.

.. You must pay the Minimum Monthly Premium shown in your Policy to put your Policy into effect. After that, you determine a schedule for making premium payments within the guidelines we set, and you may pay your premium according to that schedule. We will show you the amount of each of these scheduled premium payments in your Policy. See "Premiums."

.. Premium amounts depend on the Insured's age, gender (where appropriate), risk class, optional benefits and Specified Amount (i.e., the amount of insurance) selected. See "Premiums."

.. You may make additional premium payments within limits. Federal tax law limits the amount of premium payments you may make relative to the amount of your Policy's insurance coverage. We will not accept a premium that would violate these limits. Also, we may not accept a premium if it would increase our risk exposure and you have not provided us with sufficient evidence that the Insured meets our requirements for issuing insurance. See "Premiums."

.. Under certain circumstances, you may have to pay extra premiums to prevent termination. See "Termination."

ALLOCATION OF PREMIUMS

.. You may allocate your net premiums among the Subaccounts and the Guaranteed
  Interest Account. Be careful. The value of your Policy and your Death Benefit (under one of the Death Benefit Options) depend on the investment choices you make. You bear the investment risk of amounts allocated to the Subaccounts. If the Subaccounts in which you have invested go up in value, so will the value of your Policy, but if the Subaccounts in which you have invested go down in value, so will the value of your Policy go down.

.. Until the date we approve your application or the policy release date, we will place your initial premium payment in our General Account. Amounts in the General Account earn interest at not less than 4.5% per year. Your premium will remain in our General Account until the end of the Right to Return Policy period. After that, we will transfer amounts from the General Account to the Subaccounts and/or to the Guaranteed Interest Account according to the allocations you specified in the application.

The Subaccounts invest in portfolios of the following Funds. Not all of these portfolios may be available to you.


           The Alger American Fund         Lord Abbett Series Fund
              [_] Alger American           [_]Bond-Debenture
                Balanced Portfolio            Portfolio
              [_] Alger American
                MidCap Growth              [_]Growth and Income
                Portfolio                     Portfolio
           Enterprise Accumulation
             Trust                         [_]Mid-Cap Value Portfolio
              [_] Equity Income            MFS Variable Insurance
                Portfolio                  Trust
              [_] Global Socially          [_]MFS Mid Cap Growth
                Responsive Portfolio          Series
              [_] Growth Portfolio         [_]MFS New Discovery
                                              Series
              [_] Growth and Income
                Portfolio                  [_]MFS Total Return Series
              [_] Managed Portfolio        [_]MFS Utilities Series
              [_] Multi-Cap Growth
                Portfolio                  MONY Series Fund, Inc.
              [_] Small Company            [_]Government Series
                Growth Portfolio              Portfolio
              [_] Small Company            [_]Long Term Bond
                Value Portfolio               Portfolio
              [_] Total Return
                Portfolio                  [_]Money Market Portfolio
           INVESCO Variable
             Investment Funds, Inc.        PBHG InsuranceSeries Fund
              [_] INVESCO
                VIF -- Financial           [_]PBHG Mid-Cap Value
                Services Fund                 Portfolio
              [_] INVESCO
                VIF -- Health              [_]PBHG Select Value
                Sciences Fund                 Portfolio
              [_] INVESCO
                VIF -- Telecommunications  PIMCO Variable Insurance
                Fund                       Trust
           Janus Aspen Series              [_]Global Bond Portfolio
              [_] Capital
                Appreciation
                Portfolio                  [_]Real Return Portfolio
              [_] Flexible Income          [_]StocksPLUS Growth and
                Portfolio                     Income Portfolio
                                           The Universal
              [_] International              Institutional Funds.,
                Growth Portfolio             Inc.
                                           [_]Emerging Markets
                                              Equity Portfolio
                                           [_]Global Value Equity
                                              Portfolio
                                           [_]U. S. Real Estate
                                              Portfolio


Amounts you allocate to the Guaranteed Interest Account earn interest at an annual rate of at least 4.5%. We may declare higher rates of interest although we are not obligated to do so.

FUND VALUE

.. Fund Value is the value of your Policy.

.. Fund Value equals the total amount in each Subaccount, the Guaranteed
  Interest Account, and the Loan Account.

.. Fund Value serves as the starting point for calculating certain values in your Policy, such as the proceeds you receive on surrender. Fund Value varies from day to day to reflect the investment experience of the Subaccounts, charges we deduct and other Policy transactions (such as loans, transfers, and partial surrenders). See "How your Fund Value Varies."

.. You can transfer Fund Value among the Subaccounts and between the Subaccounts and the Guaranteed Interest Account (subject to certain restrictions). Although we currently do not assess this charge, a $25 transfer charge may apply to transfers after the 12th in any policy year. See "Transfers" for rules and limits.

.. There is no guaranteed Fund Value. Your Policy will terminate if the Cash
  Value is too low to cover the Monthly Deduction (i.e., the cost of insurance, an administrative charge, a Per $1,000 Specified Amount charge, and the cost of additional benefits) and the grace period expires without sufficient payment.

CHARGES AND DEDUCTIONS

.. Sales Charge -- We deduct a sales charge from each premium you pay. The amount of charge varies based on the Specified Amount plus term life insurance in effect, and we deduct the charge as a percentage of the premium you pay. The maximum sales charge is 4% in policy years 1-10, and 1% in policy years 11 and later.

.. Tax Charge -- We deduct a tax charge for state and local taxes and for federal taxes from each premium.

.. Deductions from the Variable Account -- We deduct a mortality and expense risk charge from assets in each Subaccount.

.. Monthly Deduction -- Each month, we deduct:


  1.a cost of insurance charge for the Policy (varies by issue age, gender, risk class, and Policy duration). The maximum charge is $83.33 per $1000 of amount at risk. This is for a male standard class non-smoker at attained age 99.



  2.an administrative charge of $5.00;



  3.per $1,000 of Specified Amount charge (varies by issue age, gender, and risk class), the maximum charge is $.26 per $1,000 Specified Amount for Insureds age 85 at issue; and



  4.charges for any optional riders.


.. Surrender Charge -- We may assess a surrender charge against the Fund Value of the Policy if you surrender your Policy during the first 15 policy years since issue (or since last increase in Specified Amount). The maximum surrender charge is based on a factor per $1,000 of Specified Amount and grades from 75% to zero over 15 policy years based on a schedule. Please note: the surrender charge may be significant, particularly if you surrender your policy in the early policy years.

.. Partial Surrender Fee -- We charge $10 for each partial surrender.

.. Transfer Fee -- We reserve the right to assess a $25 charge on each transfer over the 12th in a policy year.


.. Portfolio Expenses -- You indirectly bear the annual operating expense of the portfolio in which the Subaccounts invest. These may include investment management fees, 12b-1 fees, service fees, and other expenses. These charges
  vary by portfolio and during 2001, ranged from     % to     % per year. See
  "Portfolio Expense Table" below.

PORTFOLIO EXPENSE TABLE

The following table shows the fees and expenses charged by the portfolios in which the Subaccounts invest. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear indirectly by investing in the Subaccounts. The table reflects the actual charges and expenses for each portfolio for the fiscal year ended December 31, 2001, except as stated in the footnotes. Expenses of the portfolios may be higher or lower in future years than the figures stated below. For more information on the fees and expenses described in this table, see the prospectuses for the portfolios which accompany this prospectus.




        Pro Forma Annual Expenses for the Year Ended December 31, 2001


                    (as a percentage of average net assets)



                                                                         Distribution and
                                      Management Fees Other Expenses  Service (12-b-1) Fees* Total Expenses
                                      (After Waivers/ (After Waivers/    (After Waivers/     (After Waivers/
          Name of Portfolio           Reimbursements) Reimbursements)    Reimbursements)     Reimbursements)
          -----------------           --------------- --------------- ---------------------- ---------------

The Alger American Fund
 [_]Alger American Balanced Portfolio      0.75%            N/A                N/A                0.75%
 [_]Alger American MidCap Growth
    Portfolio........................      0.80%            N/A                N/A                0.80%
Enterprise Accumulation Trust/(1)/
 [_]Equity Income Portfolio..........      0.75%           0.13%               N/A                0.88%
 [_]Global Socially Responsive
    Portfolio/(10)/..................      1.00%           0.40%               N/A                1.40%
 [_]Growth Portfolio.................      0.75%           0.09%               N/A                0.84%
 [_]Growth and Income Portfolio......      0.75%           0.10%               N/A                0.85%
 [_]Managed Portfolio................      0.75%           0.09%               N/A                0.84%
 [_]Multi-Cap Growth Portfolio.......      1.00%           0.10%               N/A                1.10%
 [_]Small Company Growth Portfolio...      1.00%           0.10%               N/A                1.10%
 [_]Small Company Value Portfolio....      0.80%           0.10%               N/A                0.90%
 [_]Total Return Portfolio/(10)/.....      0.55%           0.10%               N/A                0.65%
INVESCO Variable Investment Funds,
  Inc.
 [_]INVESCO VIF - Financial Services
    Fund.............................      0.75%           0.32%               N/A                1.07%
 [_]INVESCO VIF - Health Sciences
    Fund.............................      0.75%           0.31%               N/A                1.06%
 [_]INVESCO VIF -
    Telecommunications Fund..........      0.75%           0.34%               N/A                1.09%
Janus Aspen Series -- Service Shares
 [_]Capital Appreciation Portfolio...      0.65%           0.01%              0.25%               0.91%
 [_]Flexible Income Portfolio........      0.64%           0.02%              0.25%               0.91%
 [_]International Growth Portfolio...      0.65%           0.06%              0.25%               0.96%
Lord Abbett Series Fund/(2) /--
  Class VC
 [_]Bond-Debenture Portfolio.........      0.50%           0.35%               N/A                0.85%
 [_]Growth and Income Portfolio/(3)/.      0.50%           0.47%               N/A                0.97%
 [_]Mid-Cap Value Portfolio/(3)/.....      0.75%           0.35%               N/A                1.10%

                                                                        Distribution and
                                     Management Fees Other Expenses  Service (12-b-1) Fees* Total Expenses
                                     (After Waivers/ (After Waivers/    (After Waivers/     (After Waivers/
         Name of Portfolio           Reimbursements) Reimbursements)    Reimbursements)     Reimbursements)
         -----------------           --------------- --------------- ---------------------- ---------------
MFS(R) Variable Insurance
  Trust/(SM)(4)/-- Initial Class
 [_]MFS Mid Cap Growth Series/(5)/..      0.75%           0.15%               N/A                0.90%
 [_]MFS New Discovery Series/(5)/...      0.90%           0.16%               N/A                1.06%
 [_]MFS Total Return Series.........      0.75%           0.14%               N/A                0.89%
 [_]MFS Utilities Series............      0.75%           0.18%               N/A                0.93%
MONY Series Fund, Inc.
 [_]Government Series Portfolio.....      0.50%           0.12%               N/A                0.62%
 [_]Long Term Bond Portfolio........      0.50%           0.12%               N/A                0.62%
 [_]Money Market Portfolio/(6)/.....      0.40%           0.10%               N/A                0.50%
PBHG Insurance Series Fund/(7)/
 [_]PBHG Mid-Cap Value Portfolio....      0.00%           1.20%               N/A                1.20%
 [_]PBHG Select Value Portfolio.....      0.65%           0.21%               N/A                0.86%
PIMCO Variable Insurance
  Trust/(8)/-- Administrative Class
 [_]Global Bond Portfolio...........      0.25%           0.65%               N/A                0.90%
 [_]Real Return Portfolio...........      0.25%           0.41%               N/A                0.66%
 [_]StocksPLUS Growth and Income
    Portfolio.......................      0.40%           0.27%               N/A                0.67%
The Universal Institutional Funds,
  Inc./(9)/
 [_]Emerging Markets Equity
    Portfolio.......................      0.98%           0.87%               N/A                1.85%
 [_]Global Value Equity Portfolio...      0.67%           0.48%               N/A                1.15%
 [_]U.S. Real Estate Portfolio......      0.75%           0.35%               N/A                1.10%


----------

 * MONY Securities Corporation, the principal underwriter for the contracts, will receive 12b-1 fees deducted from certain portfolio assets attributable to the contracts for providing distribution shareholder services to those portfolios.




/(1)/ Enterprise Capital Management, Inc. has contractually agreed to limit the portfolios' expenses through May 1, 2003, to the following expense ratios:
      Equity Income--1.05%; Global Socially Responsive--1.30%; Growth--1.15%; Growth and Income--1.05%; Managed--1.05%; Multi-Cap Growth--1.40%; Small Company Growth--1.40%; Small Company Value--1.30%; and Total Return--0.65%.



/(2)/ The Mid-Cap Value, Growth and Income, and Bond-Debenture Portfolios have each established non 12b-1 service fee agreements which are reflected under "Other Expenses".


/(3)/ The information in the chart above relating to Mid-Cap Value and Bond-Debenture Portfolios has been restated to reflect the fees and expenses that will be applicable during 2002. For the year 2001, Lord Abbett & Co. (Lord Abbett), voluntarily waived a portion of its management fees for the Mid-Cap Value portfolio and subsidized a portion of the Mid-Cap Value and Bond-Debenture Portfolios' expenses to the extent necessary to maintain the "Other Expenses" for the Mid-Cap Value and Bond-Debenture Portfolios at an aggregate of 0.35% each Portfolio's average daily net assets. Absent any waivers and reimbursements the total annual gross expenses for the Mid-Cap Value Portfolio would have been 1.20% for the year 2001. Absent any reimbursements the total annual gross expenses for the Bond-Debenture Portfolio would have been 0.33% on an unannualized basis for the period December 3, 2001 (commencement of operations) through December 31, 2001. For the year 2002, Lord Abbett does not intend to waive its management fees for the Mid-Cap Value Portfolio but has contractually agreed to continue to reimburse a portion of the Mid-Cap Value and Bond-Debenture Portfolios' expenses to the extent necessary to maintain the "Other Expenses" for the Mid-Cap Value and Bond-Debenture Portfolios at an aggregate of 0.35% each Portfolio's average daily net assets.


/(4)/ Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.


/(5)/ MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for both Mid Cap Growth and New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Had these fee reductions not been taken into account, "Other Expenses" would be higher for certain series and would equal 0.20% for Mid Cap Growth Series and 0.19% for New Discovery Series; "Total Expenses" would be higher for certain series and would equal: 0.95% for Mid Cap Growth Series; and 1.09% for New Discovery Series.

/(6)/MONY Life Insurance Company of America has contractually agreed to limit expenses on this portfolio through April 30, 2003. Without the contractual limitation, the total expense would have been 0.51%.


/(7)/For the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the portfolios and to pay certain expenses of the portfolios to the extent necessary to ensure that the total annual portfolio operating expenses do not exceed 1.20% and 1.00% for the Mid-Cap Value Portfolio and the Select Value Portfolio, respectively. Without these contractual expense waivers, "Other Expenses" and "Total Expenses" for the Mid-Cap Value Portfolio would have been 1.55% and 2.40%, respectively. Pilgrim Baxter has agreed to maintain this expense limitation agreement until December 31, 2002. In any fiscal year in which the portfolios' total assets are greater than $75 million and its total annual portfolio operating expenses are less than 1.20% and 1.00% for the Mid-Cap Value Portfolio and the Select Value Portfolio, respectively, the portfolios' board of trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the portfolios' behalf during the previous two fiscal years.


/(8)/PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and trustees' fees, 0.65% of average daily net assets for the Real Return and StocksPLUS Growth and Income Portfolios and 0.90% of average daily net assets for the Global Bond Portfolio. Under the Expense Reimbursement Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Without these expense limitations actual "Other Expenses" would have been 0.42% for the Real Return Portfolio, 0.27% for the StocksPlus Portfolio and 0.77% for the Global Bond Portfolio and "Total Expenses" would have been 0.67% for the Real Return Portfolio, 0.67% for the StocksPlus Portfolio and 1.02% for the Global Bond Portfolio. Ratio of net expenses to average net assets excluding interest expense is 0.65% for the Real Return and the StocksPlus Growth and Income Portfolios and 0.90% for the Global Bond Portfolio. /


/(9)/The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the portfolios to the amounts shown. Without these reimbursements and/or fee waivers the total expenses would have been 2.12%, 1.28% and 1.15% for the Emerging Markets Equity Portfolio, Global Value Equity Portfolio, U.S. Real Estate Portfolio, respectively. "Other Expenses" would have been 0.55%, 0.48% and 0.35% for the Emerging Markets Equity Portfolio, Global Value Equity Portfolio, U.S. Real Estate Portfolio, respectively. Fee waivers and/or expense reimbursements are voluntary and the advisor reserves the right to terminate any waiver and/or reimbursement at any time without notice.


/(10)/The Global Socially Responsive and Total Return Portfolios were not in operation on December 31, 2001. These are estimates of annual expenses.


The expense information regarding the Funds was provided by those Funds. We have not independently verified this information. We cannot guarantee that the reimbursements and fee waivers provided by certain of the Funds will continue.

CASH BENEFITS

.. You may borrow against your Policy for up to 90% of your Policy's Cash Value.
  If you do, we will transfer an amount equal to the loan from the Subaccounts and the Guaranteed Interest Account to the Loan Account as collateral for the loan. We charge interest on the loan, and we credit interest on amounts in the Loan Account. We deduct Outstanding Debt (i.e., the amount of your loan plus interest due) from Death Benefit proceeds and from the amount you receive at surrender. A loan may have tax consequences.

.. You may request a partial surrender at any time before the maturity date.
  Partial surrenders must be for at least $500. We will assess a partial surrender fee of $10 against your remaining Fund Value. A partial surrender may decrease the Specified Amount or may decrease your Death Benefit. Also, a partial surrender may have tax consequences.

.. While the Insured is alive, you can surrender your Policy at any time for its Cash Value. A surrender charge may apply. A surrender may have tax consequences.

.. If the Insured is alive on the maturity date and unless you elect otherwise, we will pay the Cash Value to the Owner.

.. You decide how we pay proceeds under the Policy. We may pay the Cash Value and the Death Benefit proceeds as a lump sum or under one of our settlement options.

DEATH BENEFIT

.. The Death Benefit is the benefit we pay when the Insured dies.


.. We offer two Death Benefit options. Under Option 1, the Death Benefit equals the greater of: (a) the Specified Amount in force on the date of death; or
  (b) the Fund Value on the date of death multiplied by a death benefit percentage. Under Option 2, the Death Benefit equals the greater of: (a) the Specified Amount plus Fund Value; or (b) the Fund Value multiplied by a death benefit percentage.

.. You may change the Specified Amount and the Death Benefit Option that you selected.

.. During the grace period, your Policy (including the Death Benefit) will remain in effect subject to certain conditions. See "Termination."

                                 RISK SUMMARY

POOR FUND PERFORMANCE

The value of your Policy is tied to the investment performance of the Fund portfolios and allocation percentages you choose. If those portfolios perform poorly, the value of your Policy will decrease. Values allocated to the portfolios are not guaranteed. Because we continue to deduct charges from Fund Value, if investment results are too low, the Cash Value of your Policy may fall to zero. In that case, the Policy will terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon Cash Value, through partial surrenders and Policy loans.

ADVERSE TAX CONSEQUENCES

There is a possibility that your Policy could be treated as a modified endowment contract (MEC) under federal tax laws. If this occurs, partial or full surrenders, as well as Policy loans, could incur taxes and tax penalties. In addition, if the Policy is not treated as a life insurance contract under federal tax laws, you will lose some or all of the potential tax advantages of purchasing and owning the Policy. However, we will administer the Policy in a manner that will satisfy the federal tax law definition of insurance.

POLICY TERMINATION

If the value of your Policy can no longer cover the Policy's monthly charges and any loan interest due, your Policy will be in default and a grace period will begin. There is a risk that if partial surrenders, loans, and charges reduce your Cash Value to too low an amount and/or if the investment experience of your selected Subaccounts is unfavorable, then your Policy could terminate. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your Policy will terminate without value; all rights and benefits under your Policy, including your insurance coverage, will end. After termination, you may reinstate your Policy within five years subject to certain conditions.

PARTIAL SURRENDER LIMITATIONS

The minimum partial surrender amount is $500. Partial surrenders may reduce the Death Benefit and the Specified Amount in your Policy, and will reduce the Fund Value of your Policy. Federal income taxes and a penalty tax may apply to partial surrenders.

EFFECTS OF POLICY LOANS

A Policy loan, whether or not repaid, will affect your Policy's Fund Value over time because we transfer the amount of the loan from the Subaccounts and/or the Guaranteed Interest Account to the Loan Account and hold it as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Subaccounts and does not participate in the interest credited to the Guaranteed Interest Account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the performance of the Subaccounts and the extent, if any, of the difference in the interest rates credited to the Guaranteed Interest Account and the Loan Account, the effect could be favorable or unfavorable.

A Policy loan also reduces the Death Benefit proceeds. A loan could make it more likely that a Policy would terminate. There is a risk if the loan reduces your Cash Value to too low an amount and investment experience is unfavorable, that the Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage.

POLICY ONLY IS SUITED FOR LONG-TERM INVESTMENT

We designed the Policy to meet long-term financial goals. You should not purchase this Policy if you intend to surrender all or part of your Fund Value in the near future.

                          MONY LIFE INSURANCE COMPANY

We are a stock life insurance company organized in the State of New York. We are currently licensed to sell life insurance and annuities in all 50 states of the United States, the District of Columbia, the U.S. Virgin Islands, and Puerto Rico.

The Company was founded in 1842 as The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company. The demutualization did not have any material effect on the obligations of the Company under the policies or on MONY Variable Account L.

MONY Securities Corporation, a wholly owned subsidiary of the Company, is the principal underwriter for the Policies.

We are subject to regulation by the state of New York and regulation by the Superintendent of Insurance in New York. We file an annual statement with the state of New York, and periodically, the Superintendent of Insurance for the State of New York assesses our liabilities and reserves and those of the Variable Account and assesses their adequacy. We are also subject to the insurance laws and regulations of other states in which we are licensed to operate.

                            MONY VARIABLE ACCOUNT L

We established MONY Variable Account L as a separate account under New York law on November 28, 1990. We divided the Variable Account into subdivisions called Subaccounts. Each Subaccount invests exclusively in shares of a designated portfolio of the Funds. The Variable Account presently has 35 Subaccounts available under the Policy.

The assets in the Variable Account belong to us. Assets equal to the reserves and other liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct. Income, gains or losses, whether or not realized, from assets of the Variable Account and of each Subaccount are credited to or charged against the Variable Account and that Subaccount without regard to other income, gains or losses of the Company. We reserve the right to credit or charge a Subaccount in a different manner if required, or appropriate, by reason of a change in law. We may from time to time transfer to our General Account, assets which exceed the reserves and other liabilities of the Variable Account.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.

CHANGES TO THE VARIABLE ACCOUNT

We may add new Subaccounts that are not available under the Policy. We may substitute a portfolio for another portfolio of that Fund or of another Fund, if in our judgment, the portfolio no longer suits the purposes of the Policy due to a change in its investment objectives or restrictions. The new portfolio may have higher fees and charges than the one it replaced, and not all portfolios may be available to all classes of Policies. No substitution may take place without prior notice to you and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

We may also, where permitted by law:

.. operate the Variable Account as a management company under the 1940 Act;

.. deregister the Variable Account under the 1940 Act if registration is no longer required;

.. combine the Variable Account with any of other separate accounts;

.. establish new Subaccounts; and

.. eliminate one or more Subaccounts if tax considerations or investment conditions warrant.

                                THE PORTFOLIOS

You decide the Subaccounts to which you direct premiums or transfer Fund Value. There is a separate Subaccount which corresponds to each portfolio of a Fund offered in the Policy.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before you choose a Subaccount to allocate your premiums and transfer Fund Value, carefully read the prospectus for each Fund, along with this prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. You should know that during extended periods of low interest rates, the yields of the MONY Money Market Subaccount may become extremely low and possibly negative.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager.

The following table lists the Subaccounts of the Variable Account that are available under the Policy.

                                                                                             Adviser
    Subaccount                          Investment Objective                     (and Sub-Adviser, as applicable)
-----------------------------------------------------------------------------------------------------------------
                                      THE ALGER AMERICAN FUND
-----------------------------------------------------------------------------------------------------------------
Alger American      Seeks current income and long-term capital appreciation.       Fred Alger Management, Inc.
Balanced Subaccount The portfolio focuses on stocks of companies with growth potential and fixed income securities, with emphasis on
                    income-producing securities which appear to have some
                    potential for capital appreciation. Under normal
                    circumstances, the portfolio invests in common stocks and
                    fixed-income securities, which include commercial paper
                    and bonds rated within the 4 highest rating categories by an established rating agency or if not rated, which are
                    determined by the Manager to be of comparable quality.
                    Ordinarily, at least 25% of the Portfolio's net assets are invested in fixed-income securities.
-----------------------------------------------------------------------------------------------------------------

                                                                                                  Adviser
     Subaccount                            Investment Objective                       (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------------------------------------------
Alger American        Seeks long-term capital appreciation. The portfolio focuses    Fred Alger Management, Inc.
MidCap Growth         on midsize companies with promising growth potential.
Subaccount            Under normal circumstances, the portfolio invests
                      primarily in the equity securities of companies having a
                      market capitalization within the range of companies in the
                      S&P MidCap 400(TM) Index.
------------------------------------------------------------------------------------------------------------------------
                                      ENTERPRISE ACCUMULATION TRUST
------------------------------------------------------------------------------------------------------------------------
Enterprise Equity     Objective: Seeks to achieve an above average and               Enterprise Capital Management,
Income Subaccount     consistent total return. Strategy: Primarily invest in         Inc. (subadvised by 1740
                      dividend paying U.S. common stocks. Invests in a               Advisers, Inc.)
                      combination of growth and income.
------------------------------------------------------------------------------------------------------------------------
Enterprise Global     Objective: Seeks total return. Strategy: Primarily invest in   Enterprise Capital Management,
Socially Responsive   common stocks of companies that the portfolio manager          Inc. (subadvised by Rockefeller &
Subaccount            believes are socially responsive and that are located in       Co., Inc.)
                      countries that are included in the MSCI World Index.
------------------------------------------------------------------------------------------------------------------------
Enterprise Growth     Objective: Seeks capital appreciation. Strategy: Primarily     Enterprise Capital Management,
Subaccount            invest in U.S. common stocks of large capitalization           Inc. (subadvised by Montag &
                      companies. Pursues goal by investing in companies with         Caldwell, Inc.)
                      long-term earnings potential, but which are currently
                      selling at a discount to their estimated long-term value.
------------------------------------------------------------------------------------------------------------------------
Enterprise Growth and Objective: Seeks total return through capital appreciation     Enterprise Capital Management,
Income Subaccount     with income as a secondary consideration. Strategy: Invest     Inc. (subadvised by Retirement
                      in a broadly diversified group of U.S. common stocks of        System Investors, Inc.)
                      large capitalization companies.
------------------------------------------------------------------------------------------------------------------------
Enterprise Managed    Objective: Seeks growth of capital over time. Strategy:        Enterprise Capital Management,
Subaccount            Invest in a portfolio consisting of common stocks, bonds       Inc. (subadvised by Wellington
                      and cash equivalents, the percentages of which vary over       Management Company, LLP and
                      time based on the investment manager's assessment of           Sanford C. Bernstein & Co., LLC)
                      economic and market trends and its perception of the
                      relative investment values available from such types of
                      securities at any given time.
------------------------------------------------------------------------------------------------------------------------
Enterprise Multi-Cap  Objective: Seeks long-term capital appreciation. Strategy:     Enterprise Capital Management,
Growth Subaccount     Primarily invest in growth stocks. Companies will tend to      Inc. (subadvised by Fred Alger
                      fall into one of two categories: companies that offer goods    Management Inc.)
                      or services to a rapidly expanding marketplace or
                      companies experiencing a major change that is expected to
                      produce advantageous results.
------------------------------------------------------------------------------------------------------------------------
Enterprise Small      Objective: Seeks capital appreciation. Strategy: Invest        Enterprise Capital Management,
Company Growth        primarily in common stocks of small capitalization             Inc. (subadvised by William D.
Subaccount            companies believed by the portfolio manager to have an         Witter, Inc.)
                      outlook for strong earnings growth and potential for
                      significant capital appreciation.
------------------------------------------------------------------------------------------------------------------------
Enterprise Small      Objective: Seeks maximum capital appreciation. Strategy:       Enterprise Capital Management,
Company Value         Invest primarily in common stocks of small capitalization      Inc. (subadvised by Gabelli Asset
Subaccount            companies that the portfolio manager believes are              Management Company)
                      undervalued -- that is the stock's market price does not
                      fully reflect the company's value.
------------------------------------------------------------------------------------------------------------------------
Enterprise Total      Objective: Seeks total return. Strategy: Primarily invest in a Enterprise Capital Management, Inc.
Return Subaccount     diversified portfolio of fixed income instruments of varying   (subadvised by Pacific Investment
                      maturities.                                                    Management Company, LLP)
------------------------------------------------------------------------------------------------------------------------

                                                                                                   Adviser
     Subaccount                            Investment Objective                        (and Sub-Adviser, as applicable)
-----------------------------------------------------------------------------------------------------------------------
                                  INVESCO VARIABLE INVESTMENT FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF          Seeks to provide capital growth by normally investing at             INVESCO Funds Group, Inc.
Financial Services   least 80% of its assets in equity securities and equity-
Subaccount           related instruments of companies involved in the financial services sector.
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF --       Seeks to provide capital growth by normally investing at             INVESCO Funds Group, Inc.
Health Sciences      least 80% of its assets in equity securities and equity-
Subaccount           related instruments of companies that develop, produce or
                     distribute products or services related to health care.
-----------------------------------------------------------------------------------------------------------------------
INVESCO VIF --       Seeks to provide capital growth and current income by                INVESCO Funds Group, Inc.
Telecommunications   normally investing at least 65% (80% effective July 31, 2002)
Subaccount           of its assets in the equity securities and equity-related
                     instruments of companies involved in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies. Will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio.
-----------------------------------------------------------------------------------------------------------------------
                                            JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series   Seeks long-term growth of capital. It pursues its objective          Janus Capital
Capital Appreciation by investing primarily in common stocks selected for their
Subaccount           growth potential. The portfolio may invest in companies of any size, from larger, well-established companies to
                     smaller, emerging growth companies.
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series   Seeks to obtain maximum total return, consistent with                Janus Capital
Flexible Income      preservation of capital. It pursues its objective by investing
Subaccount           primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities
                     and preferred stock. As a fundamental policy, the portfolio will invest at least 80% of its assets in income-producing securities. The portfolio may own an unlimited amount of
                     high-yield/high-risk bonds.
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series   Seeks long-term growth of capital. It pursues its objective          Janus Capital
International Growth by investing under normal circumstances at least 80% of its
Subaccount           net assets in securities of issuers from at least five different countries, excluding the United States. Although the
                     portfolio intends to invest substantially all of its assets in issuers located outside the United States it may at times
                     invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.
-----------------------------------------------------------------------------------------------------------------------
                                          LORD ABBETT SERIES FUND
-----------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-    Investment Objective and Strategy: seeks high current income         Lord, Abbett & Co.
Debenture Subaccount and the opportunity for capital appreciation to produce a high total return. It pursues its objective by investing in high yield and investment grade debt securities, securities convertible into common stock and preferred stocks. The portfolio invests at least 65% of its total assets in fixed income securities of various types. At least 20% of the portfolio's assets must be invested in any combination of investment grade securities,
                     U.S. Government securities and cash equivalents.
-----------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth   Investment Objective and Strategy: seeks long-term growth            Lord, Abbett & Co.
and Income           of capital and income without excessive fluctuations in
Subaccount           market value. It pursues its objective by investing at least
                     80% of its net assets in equity securities of large, seasoned,
                     U.S. and multinational companies.
-----------------------------------------------------------------------------------------------------------------------

                                                                                                  Adviser
     Subaccount                            Investment Objective                       (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap   Investment Objective and Strategy: seeks capital               Lord, Abbett & Co.
Value Subaccount      appreciation. It pursues its objective by investing at least
                      80% of its net assets in equity securities of mid-sized
                      companies, with market capitalizations of roughly $500
                      million to $10 billion.
------------------------------------------------------------------------------------------------------------------------
                                   MFS(R) VARIABLE INSURANCE TRUST/SM/
------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth    Seeks long-term growth of capital by investing at least 80%    Massachusetts Financial Services
Subaccount            of its net assets in companies with medium market              Company
                      capitalization which are defined as companies with market
                      capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap(TM) Growth Index
                      range at the time of purchase by the portfolio.
------------------------------------------------------------------------------------------------------------------------
MFS New Discovery     Seeks capital appreciation by investing at least 65% of its    Massachusetts Financial Services
Subaccount            net assets in equity securities of emerging growth             Company
                      companies. Emerging growth companies are companies
                      that are either: early in their life cycle but which have the potential to become major enterprises or major enterprises whose rates of earnings growth are expected to accelerate
                      because of special factors, such as rejuvenated
                      management, new products, changes in consumer demand,
                      or basic changes in the economic environment.
------------------------------------------------------------------------------------------------------------------------
MFS Total Return      Seeks mainly to provide above-average income consistent        Massachusetts Financial Services
Subaccount            with the prudent employment of capital and secondarily to      Company
                      provide a reasonable opportunity for growth of capital and income. It pursues its objective by investing at least 40%, but not more than 75%, of its net assets in common stocks
                      and related securities and at least 25% of its net assets in non-convertible fixed income securities.
------------------------------------------------------------------------------------------------------------------------
MFS Utilities         Seeks capital growth and current income by investing at        Massachusetts Financial Services
Subaccount            least 80% of its net assets in equity and debt securities of   Company
                      domestic and foreign companies (including emerging
                      markets) in the utilities industry.
------------------------------------------------------------------------------------------------------------------------
                                          MONY SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------
MONY Government       Seeks to maximize income and capital appreciation by           MONY Life Insurance Company
Securities Subaccount investing in bonds, notes and other obligations either issued  of America or guaranteed by the U.S. Government, its agencies or
                      instrumentalities, together having a weighted average
                      maturity of between 4 to 8 years.
------------------------------------------------------------------------------------------------------------------------
MONY Long Term        Seeks to maximize income and capital appreciation over the     MONY Life Insurance Company
Bond Subaccount       longer term by investing in highly-rated fixed income          of America
                      securities issued by a diverse mix of corporations, the U.S.
                      Government and its agencies or instrumentalities, as well as mortgage-backed and asset-backed securities together having a dollar-weighted average maturity of more than 8 years.
------------------------------------------------------------------------------------------------------------------------
MONY Money Market     Seeks to maximize current income consistent with preservation  MONY Life Insurance Company
Subaccount            of capital and maintenance of liquidity by investing primarily of America in high quality, short-term money market instruments.
------------------------------------------------------------------------------------------------------------------------
                                 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF        Seeks long-term capital appreciation by investing primarily    Morgan Stanley Investment
Emerging Markets      in growth-oriented equity securities of issuers in emerging    Management Inc., which does
Equity Subaccount     market countries.                                              business in certain instances using
                                                                                     the name "Van Kampen," is the
                                                                                     investment adviser to The
                                                                                     Universal Institutional Funds, Inc.
------------------------------------------------------------------------------------------------------------------------

                                                                                                 Adviser
      Subaccount                           Investment Objective                      (and Sub-Adviser, as applicable)
-----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF         Seeks long-term capital appreciation by investing primarily  Morgan Stanley Investment
Global Value Equity    in equity securities of issuers throughout the world,        Management Inc., which does
Subaccount             including U.S. issuers.                                      business in certain instances using
                                                                                    the name "Van Kampen," is the
                                                                                    investment adviser to The
                                                                                    Universal Institutional Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
Van Kampen UIF U.S.    Seeks to provide above average current income and long-      Morgan Stanley Investment
Real Estate Subaccount term capital appreciation by investing primarily in equity   Management Inc., which does
                       securities of companies in the U.S. real estate industry,    business in certain instances using
                       including real estate investment trusts ("REITs").           the name "Van Kampen," is the
                                                                                    investment adviser to The
                                                                                    Universal Institutional Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
                                        PBHG INSURANCE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------
PBHG Mid-Cap Value     Seeks to provide above-average total return over a 3 to 5    Pilgrim Baxter & Associates, Ltd.
Subaccount             year market cycle. Primarily invests in value common
                       stocks of companies with market capitalizations within the range of the S&P MidCap 400(TM) Index.
-----------------------------------------------------------------------------------------------------------------------
PBHG Select Value      Seeks to provide long-term growth of capital and income.     Pilgrim Baxter & Associates, Ltd.
Subaccount             Primarily invests in value common stocks of no more than
                       30 companies with large market capitalizations. Current
                       income is a secondary objective.
-----------------------------------------------------------------------------------------------------------------------
                                      PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
PIMCO Global Bond      Seeks to maximize total return, consistent with preservation Pacific Investment Management
Subaccount             of capital, by investing primarily in Fixed Income           Company LLC
                       Instruments of issuers located in at least three countries
                       (one of which may be the United States).
-----------------------------------------------------------------------------------------------------------------------
PIMCO Real Return      Seeks to maximize real return, consistent with preservation  Pacific Investment Management
Subaccount             of real capital, by investing primarily in inflation-indexed Company LLC bonds of varying maturities issued by the U.S. and non-
                       U.S. governments, their agencies or government-sponsored
                       enterprises and corporations.
-----------------------------------------------------------------------------------------------------------------------
PIMCO StocksPLUS       Seeks total return which exceeds the total return of the S&P Pacific Investment Management
Growth and Income      500 by investing primarily in S&P 500 derivatives, backed    Company LLC
Subaccount             by a portfolio of Fixed Income Instruments.
-----------------------------------------------------------------------------------------------------------------------



We will purchase shares of the portfolios at net asset value and direct them to the corresponding Subaccount. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay surrender/partial surrender proceeds or other purposes described in your Policy. In general, we will automatically reinvest all dividends and capital gains distributions received from a portfolio in shares of the distributing portfolio at net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional Units, but instead reflect them in Unit values. We may elect not to reinvest dividends and capital gains distributions.


Shares of Fund portfolios are not sold directly to the general public. They are offered to insurance company separate accounts to support variable annuity and variable life insurance contracts and to qualified plans.

When shares are sold to both variable life and variable annuity separate accounts, this is called "mixed funding." When shares are sold to insurance companies that are not affiliated with each other, this is called "shared funding." Currently, we do not foresee any disadvantages to Owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, a company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices. See the prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon an annual average percentage of the average aggregate net amount we have invested on behalf of the Variable Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us more than others. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant. In addition, our affiliate, MONY Securities Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from portfolio assets for providing distribution and shareholder support services to the portfolios.

YOUR RIGHT TO VOTE PORTFOLIO SHARES

As required by law, we will vote portfolio shares held in the Variable Account at any regular and special meetings of the shareholders of the Funds. We will exercise these voting rights based on the instructions received from Owners having the voting interest in corresponding Subaccounts of the Variable Account. We may elect to vote the shares of the Funds in our own right if the 1940 Act or any regulations thereunder is amended, and as a result, we determine that it is permitted to vote the shares of the Funds in our right.

We will determine the number of votes which you have the right to cast by dividing your Fund Value in a Subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number of Owner votes will be determined as of the date we set. However, such date will not be more than 90 days before the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the SEC, we reserve the right to determine the voting rights in a different fashion. You may cast your voting instructions in person or by proxy.

We will vote portfolio shares for which we received no timely instructions in proportion to the voting instructions which are received for all Policies participating in that Subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

DISREGARD OF VOTING INSTRUCTIONS

We may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, we may disregard voting instructions of changes initiated by Owners or the investment adviser (or portfolio manager) of a portfolio. Our disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on us. If we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to Owners.

                        THE GUARANTEED INTEREST ACCOUNT

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guaranteed Interest Account or our General Account under the Securities Act of 1933 or under the 1940 Act. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, please see your Policy.

You may allocate all or a portion of your net premiums and transfer Fund Value to our Guaranteed Interest Account. Amounts allocated to the Guaranteed Interest Account become part of the General Account, which supports insurance and annuity obligations. The amounts allocated to the General Account are subject to the liabilities arising from the businesses we conduct. Subject to applicable law, we have sole discretion over the investment of the assets of the General Account.

We guarantee that we will credit the Fund Value in the Guaranteed Interest Account with a minimum interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%. In addition, we may, in our sole discretion, declare current interest in excess of the 4.5% annual rate. That determination will be influenced by, but not necessarily correspond to, interest rates available on fixed income payments or transfers of Fund Values under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining excess interest rates including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. We cannot predict or guarantee future excess interest rates.

Before the beginning of each calendar month, we will declare an interest rate. The declared rate will apply to premium payments and transfers into the Guaranteed Interest Account made during the calendar month. To obtain the rate, please contact your agent. The calendar year and month the payment or transfer is made determines the "generation" of such monies. The current interest will be credited from the date of the payment or transfer for a period of 12 months beginning the first day of the monthly generation to which the payment or transfer is assigned. After the first 12 months, a renewal interest rate will be declared for a new 12-month period. At the end of the renewal period all monies will earn an interest rate which is declared monthly and applies for a one-month period.

We bear the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.

                            CHARGES AND DEDUCTIONS

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder.


Services and benefits we provide:


.. the Death Benefit, surrender benefit and loan benefit under the Policy;

.. investment options, including premium allocations;

.. administration of elective benefits; and

.. the distribution of reports to Owners.


Costs and expenses we incur:


.. processing applications for and issuing the Policies;

.. maintaining records;

.. administering settlement options;

.. furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

.. reconciling and depositing cash receipts;

.. those associated with underwriting applications and increases in Specified
  Amount;

.. sales and marketing expense, including compensation paid in connection with the sales of the Policies;

.. maintaining an internet service site;

.. providing toll-free inquiry services;

.. other costs of doing business, such as federal, state and local premium taxes and other taxes and fees.

The risks we assume include:

.. that the Insured may live for a shorter period of time than estimated, resulting in the payment of greater Death Benefits than expected; and

.. that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, surrender charges we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

DEDUCTIONS FROM PREMIUM PAYMENTS

We deduct a sales charge and a tax charge from each premium payment before we apply that payment to your Fund Value. The sales charge is a percentage of each premium paid and varies based on the total of the Specified Amount plus the Term Life Term Insurance Rider amount in effect. The amount of the sales charge is as follows:

     ----------------------------------------------------------------------
                Insurance Amount                      Policy Year
     ----------------------------------------------------------------------

     Specified Amount plus any Term Life     4% policy years 1-10
     Term Insurance amount in force less     1% policy years 11 and later
     than $500,000
     ----------------------------------------------------------------------

     Specified Amount plus any Term Life     2% policy years 1-10
     Term Insurance amount in force of       0.5% policy years 11 and later
     $500,000 or more
     ----------------------------------------------------------------------

We also deduct a tax charge for state and local premium taxes and for federal deferred acquisitions costs. The state and local premium tax charge is currently 0.8% of your premium payment (this corresponds to premium tax charged in New York), while the federal tax charge for deferred acquisition costs of the Company is currently 1.25% of your premium payment. We will not deduct the federal tax deferred acquisition cost charge where the premiums received from you are not subject to this tax. We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.

DEDUCTIONS FROM THE VARIABLE ACCOUNT


We deduct a daily maximum charge of 0.001781% from each Subaccount. This corresponds to a maximum nominal annual rate of .65% of net assets. We do not assess this charge against assets in the Guaranteed Interest Account or in the Loan Account. The mortality and expense risk charge is part of the net investment factor calculation we make. See "How Your Fund Value Varies."


The mortality and expense risk charge compensates us for assuming mortality and expense risks under the Policies. The mortality risk we assume is that Insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the Policy will not be enough to meet our actual claims. The expense risk we assume is that other expenses incurred in issuing and administering the Policies and operating the Variable Account will be greater than the amount estimated when setting the charges for these expenses.

DEDUCTIONS FROM FUND VALUE - THE MONTHLY DEDUCTION

We take a Monthly Deduction from the Fund Value on the Policy Date and on each Monthly Anniversary Day. We will make the deduction by canceling Units in each Subaccount and withdrawing amounts from the Subaccount. We will take the Monthly Deduction on a pro-rata basis from the Subaccounts and the Guaranteed Interest Account (i.e., in the same proportion that the value in each Subaccount and the Guaranteed Interest Account bears to the sum of all Subaccounts and the Guaranteed Interest Account on the Monthly Anniversary
Day). Because portions of the Monthly Deduction can vary from month-to-month, the Monthly Deduction will also vary.

The Monthly Deduction equals:

.. The cost of insurance charge for the Policy; plus
.. The administrative charge; plus

.. The Per $1,000 Specified Amount charge; plus

.. The charges for any optional insurance benefits.

Cost of Insurance. We assess a monthly cost of insurance charge to compensate us for insuring the Death Benefit (i.e., the anticipated cost of paying a death benefit that exceeds your Fund Value). The charge depends on a number of factors (such as gender, age, risk class, and policy duration) that would cause it to vary from Policy to Policy and from Monthly Anniversary Day to Monthly Anniversary Day.

To determine your cost of insurance charge on a Monthly Anniversary Day, we multiply the cost of insurance rate at the Insured's attained age by the amount at risk and dividing that amount by 1,000.

The amount at risk depends in part on the Death Benefit Option that you selected and your Policy's Fund Value on the Monthly Anniversary Day.


If you elected Death Benefit Option 1, your amount at risk on a Monthly Anniversary Day is the difference between 1 and 2 where:



  1.is the Death Benefit that would have been payable in the event of the death of the Insured on that Monthly Anniversary Day divided by 1.003675; and



  2.is the Fund Value on that Monthly Anniversary Day before we assess the Monthly Deduction.



If you elected Death Benefit Option 2, your amount at risk on a Monthly Anniversary Day is equal to the sum of 1 and 2 where:



  1.your Specified Amount in force; and



  2.the excess between the Death Benefit payable on that Monthly Anniversary
    Day, less the Fund Value on that Day, less the Specified Amount in force.


The insurance rate for the Insured is based on age, gender, and risk class. We currently place Insureds into the following risk classes when we issue the
Policy: Preferred Nonsmoker, Preferred Smoker, Standard Nonsmoker, Standard Smoker, or Special Class. The original risk class applies to the initial Specified Amount. The cost of insurance rate generally increases with the age of the Insured.

We calculate the insurance rate separately for the initial Specified Amount and for any increase in Specified Amount. A different risk class may apply to any increase, based on the Insured's circumstances at the time of the increase in Specified Amount.

We may change the insurance rates from time to time at our sole discretion, but we guarantee that the insurance rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the 1980 Commissioners' Standard Ordinary Mortality Tables. The maximum insurance rates are based on the Insured's age last birthday at the start of the policy year. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies, and depend on our expectation of future experience with respect to investment earnings, mortality, expenses, persistency, and taxes. A change in rates will apply to all persons of the same age, gender (where applicable), and risk class and whose Policies have been in effect for the same length of time.

Our insurance rates distinguish between women and men. We offer Policies based on unisex mortality tables if required by law.

Administrative Charge. We deduct a $5.00 charge each month to compensate us for administrative expenses.




Per $1,000 Specified Amount Charge. We deduct this charge during the first 10 policy years and for 10 policy years following an increase in Specified Amount. This charge is made per $1,000 of Specified Amount based on the Insured's age on the Policy Date (or date of the increase), gender, and smoking status. We show the maximum amount of these charges in your Policy.


OPTIONAL INSURANCE BENEFITS CHARGE

We charge you each month for the optional insurance benefits you added to your Policy by rider.

TRANSACTION CHARGES




Surrender Charge. We assess a surrender charge against Fund Value upon a full surrender of the Policy to reimburse us for the costs of selling the Policies. We base the surrender charge on a factor per $1,000 of initial Specified Amount (or upon an increase in Specified Amount); this factor grades from 80% to zero over 15 years based on a schedule. The factors per $1,000 vary by issue age, gender, and risk class. The grading percentages (as shown below) vary based on issue age and number of full years since we issued the Policy (or since we increased the Specified Amount).




              Applicable          Applicable          Applicable          Applicable
 Policy     Percentage for      Percentage for      Percentage for      Percentage for
  Years     Issue Ages 0-38    Issue Ages 39-62    Issue Ages 63-75    Issue Ages 76-85
  -----   ------------------- ------------------- ------------------- -------------------
    1             75%                 75%                 75%                 80%
    2             75                  75                  70                  80
    3             75                  70                  67                  70
    4             75                  65                  63                  60
    5             75                  60                  60                  50
    6             75                  55                  55                  40
    7             75                  50                  50                  30
    8             70                  45                  45                  20
    9             60                  40                  40                   0
   10             50                  35                  35                   0
   11             40                  30                  30                   0
   12             30                  20                  20                   0
   13             20                  10                  10                   0
   14             10                   5                   5                   0
   15+             0                   0                   0                   0

 Example: If a male Insured age 35 purchases a Policy with a Specified Amount of $100,000, the per $1,000 of initial Specified Amount surrender charge factor would be $7.25 (Preferred, nonsmoker). The maximum surrender charge during the first seven policy years would be 75% of (100 x 7.25) or $543.75.

          The surrender charge per $1,000 of initial Specified Amount factor would be $64.00 based upon the assumptions described above and if the Policy were purchased by a male insured age 85, standard smoker.

We do not assess a surrender charge for partial surrenders, but we do assess a partial surrender fee.


Partial Surrender Fee. We deduct a partial surrender fee of $10 on each partial surrender you make. We allocate the fee between your remaining Fund Value in the Subaccounts and in the Guaranteed Interest Account on a pro-rata basis, based on the allocation percentages you specified for the partial surrender.





Transfer Charge. We reserve the right to assess a $25 transfer charge for each transfer you make after the 12/th transfer in any policy year. /





Other Charges. We may charge the Subaccounts for federal income taxes that we incur and are attributable to the Variable Account. No such charge is currently assessed.




                                  THE POLICY

We designed the Policy to meet the needs of individuals as well as for corporations who provide coverage and benefits for key employees.

APPLYING FOR A POLICY

To purchase a Policy, you must complete an application and then have your agent submit it to us at our Home Office. After you have done this, it can sometimes take several weeks for us to gather and evaluate the information we need to decide whether to issue a Policy to you and if so, what the Insured's risk class should be. After we approve an application for a Policy and assign the appropriate risk class, we will prepare the Policy for delivery.


You must pay an initial premium of a sufficient amount before or at the time we deliver your Policy. (If you submit your initial premium with your application, we will place your premium in our General Account where it will earn interest at an effective annual rate of at least 4.5%). See "Premiums". Coverage generally becomes effective on the Policy Date. We will not pay a Death Benefit before the Policy Date unless temporary insurance coverage, as discussed below, was in effect.


We will issue a Policy covering an Insured who is up to and including age 85, providing we receive evidence of insurability that satisfies us. If a qualified plan will own the Policy, the Insured cannot be more than 70 years old. Required evidence of insurability may include, among other things, a medical examination of the Insured. We may reject an application for any lawful reason.

TEMPORARY INSURANCE COVERAGE

You may apply for temporary insurance coverage. To be eligible for such coverage, the Insured must be between the ages of 15 days and 71 years old and must be able to satisfactorily answer several health questions. Your initial premium must be in the amount of at least the Minimum Monthly Premium (see below) for the Policy for which you applied. This coverage will take effect on date you sign the application and pay the premium. Temporary insurance coverage will end on the earliest of:

.. the policy release date (i.e., the date we authorize the Policy to be delivered to you), if the Policy is issued as applied for;

.. the 15/th/ day after the policy release date or the date the Policy takes effect, if the policy is issued other than as applied for;

.. no later than 90 days from the date the temporary insurance agreement is signed;

.. the 45/th/ day after the form is signed if you have not finished the last required medical exam;

.. 5 days after we send notice to you that we declined to issue any Policy; and

.. the date you tell us that the Policy will be refused.

We will pay a Death Benefit if the Insured dies during the period of temporary coverage. This Death Benefit will be:


  1.the insurance coverage applied for (including any optional riders) up to $500,000, less



  2.the deductions from premium and the monthly deduction due prior to the date of death.


We hold the premiums paid for temporary insurance coverage in our General Account until the policy release date. If we issue the Policy, we will apply these amounts to your Policy.

BACKDATING

We may sometimes backdate a Policy, if you request, by assigning a Policy Date earlier than the record date so that you can obtain lower insurance rates, based on a younger insurance age. We will not backdate a Policy for more than six months (a shorter period is required in certain states) before the date of your application. For a backdated Policy, Monthly Deductions will begin on the backdated Policy Date. You therefore will incur charges before you otherwise would have if you had not backdated your Policy, and your initial premium payment must be in an amount sufficient to cover the extra Monthly Deduction charges for the backdating period.

OWNER

You have all of the rights and benefits under the Policy while the Insured is living. These rights include the right to change the Beneficiary, to assign the Policy, to transfer Fund Value, or make full or partial surrenders.

BENEFICIARY

You name the Beneficiary when you apply for the Policy. You may designate if the Beneficiary has to be living or surviving at the Insured's death. If you so designate, then, unless otherwise provided, that Beneficiary must be living on the 14/th day after the Insured's death or, if earlier, the date we receive due proof of the Insured's death. The share of the Death Benefit proceeds of any Beneficiary who is not living on the earlier day will be payable to remaining Beneficiaries. Unless provided in the Beneficiary designation, if there is no Beneficiary named or living on the date of the Insured's death, we will pay the Death Benefit proceeds to the Insured's executors or administrators. /

You may change the Beneficiary, unless you have given up this right, as long as the Insured is living by writing us at our Home Office. The change will take effect when we record it retroactively as of the date the request was signed. The change will be subject to any payment we made before we received notice of the change of Beneficiary at our Home Office.

CANCELLING THE POLICY

You may cancel a Policy during the "Right to Return Policy" period by returning it to us at our Home Office, or to the agent who sold it. The Right to Return Policy period runs for the later of (a) 10 days (or longer in certain states) after you receive the Policy; (b) 45 days after you signed the application; or
(c) 10 days after we mail or deliver a notice of withdrawal right. During this period, you may cancel your Policy and receive a refund of the full amount of the premium paid.

                                   PREMIUMS

GENERAL

We will usually credit your initial premium payment to the Policy on the later of the date we approve your Policy or the date we receive your payment. We will credit any subsequent premium to the Policy on the Business Day we receive it at our Home Office.

The total premiums you pay may not exceed guideline premium limitations for the insurance set forth in the Internal Revenue Code of 1986, as amended (the "Code"). We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. We will refund any rejected premium. We will tell you before we process a transaction, whether once we process the transaction, your Policy is in jeopardy of becoming a modified endowment contract under the Code.

INITIAL PREMIUM

You must pay an amount equal to at least the Minimum Monthly Premium to put the Policy in effect. However, if you want to pay premiums less often than monthly, the premium required to put the Policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments.

We base your Minimum Monthly Premium on a number of factors. These factors include:


  1.your Specified Amount;



  2.any riders you added to the Policy; and



  3.the Insured's age, smoking status, gender (unless unisex rates apply), and risk class.


We show the Minimum Monthly Premium in your Policy. After you pay this initial premium, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.

TAX-FREE "SECTION 1035" EXCHANGES

You can generally exchange one life insurance policy for another in a 'tax-free exchange' under Section 1035 of the Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy. There will be a new surrender charge period for this Policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

SCHEDULED PREMIUMS

Your initial Minimum Monthly Premium is the only premium you must pay under the Policy. However, you greatly increase your risk of Policy termination if you do not regularly pay premiums at least as large as the Minimum Monthly Premium. Paying your Minimum Monthly Premiums will not necessarily keep your Policy in force. Additional premiums may be necessary to keep the Policy in force.

You may pay your premiums according to the schedule you established when you applied for the Policy. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time, and equals, at least, the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. We will send you a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option.

You should change the amount of your scheduled premium payments if:

.. you increase your Specified Amount;

.. you change your Death Benefit option;

.. you change or add a rider;

.. you take a partial surrender when you have elected Death Benefit Option 1
  (see "Death Benefit"); or

.. you select Subaccounts that experience adverse investment performance.

You can change the amount and interval of payment of scheduled premiums at any time by writing us at our Home Office. However, the new payment interval must satisfy our rules in use at the time of the change.

We will issue an endorsement to your Policy after you increase the Specified Amount that will provide you with the increased Minimum Monthly Premium amount.

Please note: During the first three policy years or the three policy years following an increase in Specified Amount (if that increase became effective during the first three policy years), premiums paid less partial surrenders (excluding their fees) and any Debt must at least equal the Minimum Monthly Premium times the number of months the Policy has been in force.

ELECTRONIC PAYMENTS

You may have your bank automatically pay your premiums to us. If you authorize us, we will withdraw premiums from your bank account each month by electronic funds transfer. Based on your Policy Date, we may require that up to two Minimum Monthly Premiums be paid in cash before premiums may be paid by electronic funds transfer to the Company.

UNSCHEDULED PREMIUMS

In general, you may make premium payments at any time and in any amount. However, we may reject or limit any unscheduled premium payment that would result in an immediate increase in the Death Benefit payable, unless you provide us with satisfactory evidence of insurability. If satisfactory evidence of insurability is not received, we may return the payment in whole or in part. In addition, we will reject all or a part of a premium payment and return it to you if the premium would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.

REPAYMENT OF OUTSTANDING DEBT

We will treat payments you send to us as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be applied to your Fund Value. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.

ALLOCATING PREMIUMS

When you apply for a Policy, you specify the percentage of your net premium payments we are to allocate to the Subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, no allocation may be for less than 5% of a net premium, and allocation percentages must total 100%. If we do not have a valid set of allocation instructions from you, we will allocate scheduled premiums to the Money Market Subaccount.

You may change your allocations at any time by writing or calling our Home Office. The change will apply to your net premium payments you make after we receive your instructions.

We will allocate your initial premium payment to our General Account until the end of the "Right to Return Policy" period. At the end of that period, we will transfer your Net Premium to the Subaccounts and/or Guaranteed Interest Account you designated. After the "Right to Return Policy" period, we will allocate your net premiums to the Subaccounts and/or Guaranteed Account on the Business Day that we receive the premium payment.

If you make an unscheduled premium payment, you may specify an allocation choice that is different than your allocation choice for your scheduled premium payments. This choice will not change your allocation choice for future scheduled premiums. You allocation must be whole numbers only, each allocation must be for at least 5% of the unscheduled net premium, and the total must be 100% of the unscheduled net premium.

                          HOW YOUR FUND VALUE VARIES

FUND VALUE

The Fund Value is the entire amount we hold under your Policy for you. The Fund Value serves as the starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Subaccount, the amount held in the Guaranteed Interest Account, and the amount held in the Loan Account. We determine Fund Value first on your Policy Date, and after that, on each Business Day. Your Fund Value will vary to reflect the performance of the Subaccounts to which you have allocated amounts and interest we credit on amounts in the Guaranteed Interest Account, and will also vary to reflect Outstanding Debt, charges for the Monthly Deduction, mortality and expense risk charges, partial surrenders, and loan repayments. Your Fund Value may be more or less than the premiums you paid.

CASH VALUE

Your Cash Value on any Business Day is the Fund Value reduced by any surrender charge and any Outstanding Debt.

SUBACCOUNT VALUES

On any Business Day, the value of a Subaccount equals the number of Units we credit to the Policy multiplied by the Unit value for that Day. We make the calculation before the purchase or redemption of Units on that Day.

Every time you allocate or transfer money to or from a Subaccount, we convert that dollar amount into Units. When you make allocations to a Subaccount, either by premium allocation, transfer of Fund Value, transfer of loan interest from the General Account, or repayment of a loan, we credit your Policy with Units in a Subaccount. When we assess the Monthly Deduction, and when you take a loan, a partial surrender, or transfer from a Subaccount, we decrease the number of Units you hold in a Subaccount.

SUBACCOUNT UNIT VALUE

We arbitrarily set the Unit value for each Subaccount at $10 when we established the Subaccount. After that, a Subaccount's Unit value varies to reflect the investment experience of the underlying portfolio, and may increase or decrease from one Business Day to the next. We determine Unit value, after a Subaccount's operations have begun, by multiplying the net investment factor for that Business Day by the Unit value for the immediately preceding Business Day.

The net investment factor is an index we use to measure the investment performance of a Subaccount from one Business Day to the next. The net investment factor for each Subaccount on a Business Day is obtained by subtracting (b) from (a) and dividing by (c), where:


    a.is the per share net asset value on the Business Day of the applicable
      Fund portfolio in which the Subaccount invests times the number of such shares held in the Subaccount before the purchase or redemption of any shares on that Day;



    b.is the mortality and expense risk charge accrued as of that Business Day;
      and



    c.is the total number of Units held in the Subaccount on the Business Day before the purchase or redemption of any Units on that Day.


GUARANTEED INTEREST ACCOUNT VALUE

On any Business Day, the Fund Value in the Guaranteed Interest Account is:

.. the accumulated value with interest on the net premiums allocated and amounts transferred to, the Guaranteed Interest Account before that Day; minus

.. withdrawals from the Guaranteed Interest Account before that Day for any partial surrender and its fee, any amounts transferred from the Guaranteed Interest Account and the transfer charge, if any, and any Monthly Deductions.

                                   TRANSFERS

After the Right to Return Policy period has ended, you may transfer all or a portion of your Fund Value between and among the Subaccounts of the Variable Account and the Guaranteed Interest Account subject to certain conditions. Transfers from a Subaccount will take effect at the end of the Business Day we receive your request at our Home Office. Transfers from the Guaranteed Interest Account will take effect on the policy anniversary, or if later, at the end of the Business Day we receive your request at our Home Office. We may postpone transfers to, from, or among the Subaccounts under certain circumstances. See "Payments and Telephone Transactions."

We restrict transfers from the Guaranteed Interest Account. You may only transfer Fund Value from the Guaranteed Interest Account once each policy year. We must receive your request to transfer Fund Value from the Guaranteed Interest Account within 10 days before or 30 days after a policy anniversary.

When thinking about a transfer of Fund Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. We consider a request for a transfer to be one transaction. We may charge for transfers. See "Charges and Deductions."

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Fund Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds, and the managements of the Funds share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple Owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they have been submitted. These procedures will not, however, prevent Owners from making their own transfer requests.

                                DEATH BENEFITS

As long as your Policy is in effect and before the maturity date, we will pay the Death Benefit proceeds upon receipt at our Home Office of satisfactory proof of the Insured's death. We may postpone payment of the death benefit under certain conditions. See "Payments and Telephone Transactions." We will pay the proceeds to the Beneficiary.

AMOUNT OF DEATH BENEFIT PROCEEDS PAYABLE

The amount of Death Benefit proceeds payable equals:


  1.the Policy's Death Benefit; plus



  2.any insurance proceeds provided by rider; less



  3.any Outstanding Debt, and if the death of the Insured occurs during any period for which a Monthly Deduction has not been made, any Monthly Deduction that may apply to that period, including the deduction for the month of death.


Under certain circumstances, we may further adjust the amount of the Death Benefit proceeds payable. See "Incontestability" and "Misstatement of Age or Sex."

DEATH BENEFIT OPTIONS

In your application, you tell us how much life insurance coverage you want on the life of the Insured. We call this the Specified Amount. The minimum Specified Amount is $50,000. You also tell us whether you want Death Benefit Option 1 or Death Benefit Option 2. If you do not select a Death Benefit Option, we will assume you selected Death Benefit Option 2. Subject to certain restrictions, you may change your Death Benefit Option, see below.

Under Death Benefit Option 1, your Death Benefit will be the greater of:


    a.the Specified Amount in effect on the date of the Insured's death, or



    b.the Fund Value on the date of the Insured's death multiplied by a death benefit percentage.



The death benefit percentages vary according to the attained age of the Insured and will be at least equal to the percentage defined in the Internal Revenue Code. The Code uses these percentages to define life insurance for tax purposes. The death benefit percentage is 250% for Insureds 40 or under, and it declines for older Insureds. A table showing the death benefit percentages is in your Policy. If you want to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option 1.


Under Death Benefit Option 2, your Death Benefit will be the greater of:


    a.the Specified Amount in effect on the date of the Insured's death, plus the Fund Value on the date of the Insured's Death, or



    b.the Fund Value on the date of the Insured's death multiplied by a death benefit percentage.


The Death Benefit percentage is the same as that used for Option 1. The Death Benefit in Option 2 will always vary as Fund Value varies. If you want to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.

Examples of Options 1 and 2

The following examples demonstrate how we calculate the Death Benefit under Options 1 and 2. The examples show two Policies with the same Specified Amount, but Fund Values that vary as shown. We assume that the

Insured is age 65 at the time of death and that there is no Outstanding Debt. We also assume that the date of death was on a Monthly Anniversary Day. Policy 1 shows what your Death Benefit would be for a policy with low fund value. Policy 2 shows what your Death Benefit would be for a policy with a higher fund value.



                                                Policy 1  Policy 2
                                                --------  --------
             Specified Amount.................. $100,000  $100,000
             Fund Value on Date of Death....... $ 35,000  $ 85,000
             Death Benefit Percentage..........      120%      120%
             Death Benefit under Option 1...... $100,000  $102,000
             Death Benefit under Option 2...... $135,000  $185,000


CHANGES IN DEATH BENEFIT OPTIONS

You may change the Death Benefit option under your Policy by writing us at our Home Office. If you change from Death Benefit Option 1 to Death Benefit Option 2, you must provide us with satisfactory evidence of insurability. We do not require evidence of insurability if you change from Death Benefit Option 2 to Death Benefit Option 1. The effective date of a change requested between monthly anniversaries will be the next Monthly Anniversary Day after we accept the change.

If you change from Death Benefit Option 1 to Death Benefit Option 2, we will reduce your Policy's Specified Amount by the amount of the Policy's Fund Value at the date of the change. We will not permit you to change from Death Benefit Option 1 to Death Benefit Option 2 if the change would result in a new Specified Amount of less than $100,000.

If you change from Death Benefit Option 2 to Death Benefit Option 1, we will increase the Specified Amount of your Policy by the amount of the Policy's Fund Value at the date of the change. The change to Death Benefit Option 1 will generally reduce the Death Benefit payable in the future.

We will automatically change your Death Benefit option to Death Benefit Option 2 if the insured becomes disabled and the Waiver of Monthly Deduction Benefit rider is in effect. See "Other Optional Insurance Benefits."

A change in the Death Benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk. Generally, the net amount at risk is the amount by which the Death Benefit exceeds Fund Value. See "Deductions from Fund Value--The Monthly Deduction." If the Policy's Death Benefit is not based on the death benefit percentage under Death Benefit Option 1 or Death Benefit Option 2, changing from Option 2 to Option 1 will generally decrease the net amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Death Benefit Option 1 to Death Benefit Option 2 will generally result in a net amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the Insured's age.

CHANGING THE SPECIFIED AMOUNT

You may change the Specified Amount under your Policy subject to the conditions described below.

Increasing the Specified Amount will generally increase your Policy's Death Benefit. Decreasing the Specified Amount will generally decrease your Policy's Death Benefit. The amount of change in the Death Benefit depends on (1) the Death Benefit option chosen, and (2) whether the Death Benefit under the Policy is being computed using the death benefit percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of Policy values. For example, an increase in Specified Amount may increase the net amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the net amount at risk, which may decrease your cost of insurance over time. We offer a term life insurance rider. Depending on your circumstances, it may be more cost effective for you to purchase this rider rather than increasing your Specified Amount.

We will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. However, changing the Specified Amount may have other tax consequences. You should consult a tax adviser before changing the Specified Amount.

INCREASES

.. You may increase the Specified Amount by submitting a written application and evidence of insurability to us at our Home Office. The increase will take effect on the Monthly Anniversary Day that falls on, or next follows, the date we approve it.

.. You can only increase the Specified Amount until the Insured's age 85.

.. Your cost of insurance charges will increase.

.. The increase will create a new "coverage segment." There will be a surrender charge associated with this coverage segment. We will allocate Fund Value after the increase first to the original coverage segment, and then to each coverage segment in order of the increases.


.. Your Minimum Monthly Premium will increase, and we will make this adjustment prospectively to reflect the increase.



.. If the Specified Amount is increased when a premium payment is received, we will process the increase before we process the premium payment.


DECREASES

.. You may decrease the Specified Amount by submitting a written application to us at our Home Office. The decrease will take effect on the Monthly Anniversary Day that falls on, or next follows, the date we approve it.

.. You may not decrease the Specified Amount below $100,000.

.. We will apply any decrease in Specified Amount (whether requested by you or resulting from a partial surrender or a Death Benefit option change):


  1.to reduce the coverage segments of Specified Amount associated with the most recent increases in Specified Amount; then



  2.to the next most recent increases successively; and last



  3.to the original Specified Amount.


.. Your Minimum Monthly Premium will not be adjusted for the decrease in the Specified Amount.

.. If the Specified Amount is decreased when a premium payment is received, we will process the decrease before we process the premium payment.

.. Rider coverages may be affected by a decrease in Specified Amount.

.. We will reject a decrease in Specified Amount, if, to effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Cash Value of your Policy.

If a requested change is not approved, we will send you a written notice of our decision.

                       OTHER OPTIONAL INSURANCE BENEFITS

Subject to certain requirements, you may elect to add one or more of the optional insurance benefits described below. You may add these benefits when you apply for your Policy. These other optional benefits are added to your Policy by an addendum called a rider. As applicable, a charge is deducted monthly from the Fund Value for each optional benefit added to your policy. See "Charges and Deductions." You can cancel these benefits at any time. Certain restrictions may apply and are described in the applicable rider. In addition, adding or canceling these benefits may have an effect on your Policy's status as a modified endowment contract. See "Tax Considerations." Your agent can describe these extra benefits further.

From time to time we may make available riders other than those listed below. Contact your agent for more information about the riders below and the other riders that we may offer.

SPOUSE'S TERM RIDER

This rider provides for term insurance benefits on the life of the Insured's spouse, to the spouse's age 80.

CHILDREN'S TERM INSURANCE RIDER

This rider provides term insurance coverage on the lives of the children of the Insured under age 18. The coverage continues to the policy anniversary after the child's 22nd birthday.

PURCHASE OPTION RIDER

This rider provides the option to purchase additional coverage as specified in the rider at specific ages or after specific events without providing additional evidence that the Insured remains insurable.

WAIVER OF MONTHLY DEDUCTION RIDER

This rider provides for the waiver of certain charges while the Insured has a covered disability and the Policy is in effect. While the Insured is disabled, no deductions are made for (1) monthly administrative charges, (2) Per $1,000 Specified Amount charges, (3) cost of insurance charges, and rider charges.

TERM LIFE TERM RIDER

This rider provides additional death benefits on the life of the insured until the insured reaches age 80. The minimum amount of coverage is $25,000. You may convert the rider coverage without evidence of insurability to any level premium, level face amount permanent policy of insurance offered by us. The conversion must occur before the Insured's age 65 or 5 years from the issue of the rider, whichever is later.

                             BENEFITS AT MATURITY

The maturity date for this Policy is the policy anniversary following the Insured's 100/th/ birthday. If the insured is living on the maturity date, we will pay to you, as an endowment benefit, the Cash Value of the Policy. We will not accept premiums, nor will we take Monthly Deductions, after the maturity date.

                       SURRENDERS AND PARTIAL SURRENDERS

SURRENDERS

You may cancel and surrender your Policy at any time before the Insured dies by sending a written request together with the Policy to our Home Office. Your Policy will terminate at end of the Business Day we receive your request.

The amount you will receive will be your Policy's Fund Value less (1) any surrender charge, and (2) any Outstanding Debt.

A surrender may have adverse tax consequences. See "Tax Considerations."

PARTIAL SURRENDERS

Until the maturity date, you may make a partial surrender at any time from your Policy by writing us at our Home Office. We will process your partial surrender request at the end of the Business Day we receive your request.

Your partial surrender must be for at least $500 (plus its fee). We will not allow a partial surrender if your Fund Value after the partial surrender (including the partial surrender fee) would be less than $500 or would result in a Specified Amount in force of less than $100,000. If you have taken a loan on your Policy, the amount of the partial surrender is limited so that the loan amount, after the partial surrender, is not greater than 90% of Cash Value.

You must allocate an amount or percent of your Fund Value in the Subaccounts and the Guaranteed Interest Account from which we are to take your partial surrender. Allocations by percentages must be in whole percentages and the minimum percentage is 10% against any Subaccount or the Guaranteed Interest Account. Percentages must total 100%. We will reject an allocation which does not comply with the rules or if there is not enough Fund Value in a Subaccount or the Guaranteed Interest Account to provide its share of the allocation. If the Insured dies after the request for a partial surrender is sent to us and before it is effected, the amount of the partial surrender will be deducted from the Death Benefit proceeds. We will determine the Death Benefit proceeds taking into account the amount surrendered.

EFFECT OF PARTIAL SURRENDERS ON FUND VALUE AND DEATH BENEFIT PROCEEDS

When you make a partial surrender and you selected Death Benefit Option 1, we decrease the Specified Amount of your Policy by the amount of the partial surrender (excluding its fee). If you selected Death Benefit Option 2, a partial surrender will not change the Specified Amount of your Policy. However, if the Death Benefit is not equal to the Fund Value times a death benefit percentage, we will reduce the Death Benefit by the amount of the partial surrender. Under either Death Benefit Option, if the Death Benefit is based on the Fund Value times the applicable death benefit percentage, the Death Benefit may decrease by an amount greater than the partial surrender.

There is a fee for each partial surrender of $10. Partial surrenders may have adverse tax consequences. See "Tax Considerations."

                                     LOANS

You may borrow up to 90% of your Cash Value at any time by writing us at our Home Office. (If you request a loan on a Monthly Anniversary Day, the maximum loan is reduced by the Monthly Deduction due on that day.)

Your Policy is the only security for the loan. A loan may have tax consequences. You should consult your tax adviser before borrowing from your Policy.

To secure a loan, we transfer an amount equal to the loan proceeds from the Fund Value in the Variable Account and the Guaranteed Interest Account to our Loan Account. You tell us from where we are to transfer this Fund Value. You can specify loan allocations by amount or percentages. Allocations by percentage must in whole percentages and the minimum percentage is 10% against any Subaccount or the Guaranteed Interest Account. If you do not specify an allocation, or if we cannot process your loan allocations because they do not comply with our rules or there is not enough Fund Value in a Subaccount and/or the Guaranteed Interest Account to comply with your request, we will reject your request for a loan. We pay interest monthly on amounts allocated to our Loan Account at an annual rate not less than 4.5%. We may pay excess interest in our sole discretion. We will allocate amounts in the Loan Account that exceed your Outstanding Debt to the Variable Account and/or Guaranteed Interest Account as we determine.

We normally pay the amount of the loan within seven calendar days after we receive a proper request for a loan at our Home Office. We may postpone payment of loan under certain conditions. See "Payments and Telephone Transactions."

We charge interest on a loan. Loan interest is payable in arrears on each policy anniversary, and varies by the number of years since we issued your Policy. The interest you must pay on the loan is as follows:


                                           Interest Due (at an
                     Policy Year              annual rate)
                     -----------        -------------------------
                      1 thru 10                   5.25%
                    11 and after                  4.75%


If you do not pay the interest when due, it will become part of the loan and accrue interest accordingly. To secure this "new" loan, we will deduct amounts from the Fund Value of each Subaccount and/or the Guaranteed Interest Account in the same proportion that each bears to total Fund Value on the policy anniversary.

You may repay all or part of the Outstanding Debt (i.e., your loan amount plus interest on the loan) at any time by sending the repayment to our Home Office. We will credit repayments on the Business Day that we receive them. You must clearly mark a repayment as a loan repayment or it will be credited as a premium. If a loan repayment is made which exceeds the Outstanding Debt, we will consider the excess to be part of a scheduled premium payment, and the payment will be subject to the rules on acceptance of premium payments.

Upon each loan repayment, we will transfer an amount equal to the loan repayment from the Loan Account to the Variable Account and/or Guaranteed Interest Account according to your current premium allocation instructions.

We deduct any Outstanding Debt from your Cash Value and the Death Benefit proceeds payable on the Insured's death.

EFFECTS OF POLICY LOANS

A loan affects the Policy because we reduce Death Benefit proceeds and Cash Value under the Policy by the amount of Outstanding Debt. Repaying the loan causes the Death Benefit proceeds and Fund Value to increase by the amount of the repayment. As long as there is Outstanding Debt, we will hold an amount in the Loan Account equal to the loan amount as collateral. This amount is not affected by the Variable Account's investment performance or interest we credit on amounts allocated to the Guaranteed Interest Account. Amounts transferred from the Variable Account as collateral will affect the Fund Value of your Policy because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Variable Account.

There are risks involved in taking a loan, a few of which include the potential for your Policy to terminate if, after your third policy anniversary (or, in some instances, the third anniversary following an increase in Specified Amount), projected earnings taking into account Outstanding Debt are not achieved. A loan may have adverse tax consequences. See "Tax Considerations."

We will notify you if your Policy is in risk of termination and has entered a 61-day grace period. See "Termination."

                                  TERMINATION

GENERAL

Your Policy will remain in effect as long as:


  1.it has a Cash Value greater than zero; and



  2.you make any required additional premium payments during the 61-day Grace
    Period.


If your Policy does not meet the conditions specified above, it will be in default. In that case, we will mail you a notice of insufficient premium that will inform you of the premium you must pay to keep your Policy in effect. You must pay this premium amount within the 61-day grace period from the date we send notice to you. If you do not pay the required premium, your Policy will end.

We have different special rules relating to termination during the first three policy years and for three policy years following an increase in Specified Amount if that increase became effective during the first three policy years.

SPECIAL RULES FOR FIRST THREE POLICY YEARS

During the first three policy years (or the first three policy years following an increase in Specified Amount during that period), we guarantee that your Policy will not lapse if, on each Monthly Anniversary Day, either:

.. Your Policy's Cash Value is greater than zero; or

.. The sum of the premiums paid minus all partial surrenders (excluding related fees), minus any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your Policy has been in effect (or number of months from the most recent increase in Specified Amount) (we refer to this as the Minimum Monthly Premium test).

Your Policy may be at risk of termination if:

.. The insufficiency occurs at any other time; or

.. The Minimum Monthly Premium test has not been met during the first three policy years (as described above).

AMOUNTS YOU MUST PAY TO KEEP YOUR POLICY

If you receive a notice of insufficient premium, you must pay the amount stated in the notice to keep your Policy in effect. In general, the amount you must pay will vary based on the policy year of your Policy.

During the first three policy years (or within three years of an increase in Specified Amount during that period), you must pay:


  1.the Minimum Monthly Premium not paid; plus



  2.one succeeding Minimum Monthly Premium.

After the third policy anniversary (or after three years from the most recent increase in Specified Amount during that period), you must pay:


  1.the Monthly Deduction not paid; plus



  2.an amount equal to Monthly Deductions [plus the amount of the deductions from premiums for various taxes and the sales charge].


YOUR POLICY WILL REMAIN IN EFFECT DURING THE GRACE PERIOD

Your Policy will remain in effect through the grace period. This means that if the Insured should die during the grace period, a Death Benefit would still be payable, although we would reduce the Death Benefit proceeds by the unpaid Monthly Deduction as well as the Monthly Deduction for the month of death and by the amount of any Outstanding Debt. If you do not pay the required premium before the grace period ends, your Policy will terminate. It will have no value and no benefits will be payable. However, you may reinstate your Policy within certain circumstances.

REINSTATEMENT

If you have not surrendered your Policy and it is before the maturity date, you may reinstate your Policy within five years after the Monthly Anniversary Day at the beginning of the grace period. To reinstate your Policy, you must provide us the following four items:


  1.a written application;



  2.satisfactory evidence to us of the insurability of the Insured;



  3.payment of a premium large enough to cover:


    a.the balance we told you in the notice of insufficient premium that was necessary to keep your Policy in effect; and

    b.an amount sufficient to keep your Policy in force for at least one month from the reinstatement date; and


  4.payment or reinstatement of any Outstanding Debt you owe us on the Policy, plus payment of interest on any reinstated Debt from the beginning of the grace period to the end of the grace period at the rate which applies to policy loans on the date of reinstatement. This is an annual rate of 5.25% for Policy Years 1 through 10 and 4.75% for Policy Years 11 and after.


We will reinstate any surrender charge that would have been outstanding on the date of reinstatement had the Policy remained in force.

Your Fund Value on the date of reinstatement will be based on the reinstated surrender charge, the net premium paid, the reinstated Debt, and any Monthly Deduction due on the reinstatement date. Should we reinstate your Policy, your Policy will be reinstated on the Monthly Anniversary Day that falls on, or immediately precedes the date we approved your application for reinstatement. At that time, we will allocate Fund Value minus, if applicable, Outstanding Debt among the Subaccounts and the Guaranteed Interest Account according to your most recent scheduled premium payment allocation instructions.

                      PAYMENTS AND TELEPHONE TRANSACTIONS

You may send your written request for payment or transfer request to our Home Office or give it to one of our authorized agents. We will ordinarily pay any Death Benefit proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Home Office of all the documents required for such a payment. Other than the Death Benefit proceeds, which we determine as of the date the

Insured's death, the amount we pay or transfer, as appropriate, is as of the end of the Business Day during which our Home Office receives all required documents. We may pay your surrender proceeds or Death Benefit proceeds as a lump sum or under one of our Settlement Options. See "Settlement Options."

Any Death Benefit proceeds that we pay in one lump sum will include interest from the date of death to the date of payment. The interest we pay will be at a rate determined by the state where we delivered your Policy.

We may delay making a payment or processing a transfer request if:

.. the New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC;

.. an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets; or

.. for such other periods as the SEC by order may permit.

We may also defer making payments attributable to a check that has not cleared the bank on which it is drawn. We reserve the right to defer payments from the Guaranteed Interest Account for up to six months.

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

TELEPHONE TRANSACTIONS

You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone if you have completed and signed a telephone transfer authorization form, and we have received that form at our Home Office. You may elect these privileges when you apply for the Policy. We may record all or part of any telephone conversation with respect to transfer and allocation instructions. We will process your telephone instructions as of the end of the Business Day that we receive them, subject to the limitations stated in this prospectus. We will only accept telephone transfer and allocation instructions if they are complete and correct.

We have adopted guidelines (which we believe to be reasonable) relating to telephone transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions. If these procedures are followed, we will not be liable for, and you will therefore bear the entire risk of, any loss as a result of our following telephone instructions if such instructions prove to be fraudulent. A copy of the guidelines and the Company's form for electing telephone transfer privileges is available from your agent or by calling 1-800-487-6669.

Please note that our telephone system may not always be available. Any telephone system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability under all circumstances. If your are experiencing problems, you may make your transaction request by writing our Home Office.

                              TAX CONSIDERATIONS

The following provides a general description of the federal income tax considerations relating to the Policy. This discussion is based upon our understanding of the present federal income tax laws as the Internal Revenue Service ("IRS") currently interprets them. This discussion is not intended as tax advice. Tax laws are very complex and tax results will vary according to your individual circumstances. A person considering the purchase of the Policy may need tax advice. It should be understood that these comments on federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the Policy. This discussion does not address other Federal tax issues such as estate, gift, and generation skipping transfer taxes, or state and local income, estate, and inheritance tax consequences associated with this Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

We believe that the Policy meets this statutory definition of life insurance and hence will receive federal income tax treatment consistent with that of fixed life insurance. Thus, the death benefit should be excludable from the gross income of the beneficiary (whether the beneficiary is a corporation, individual or other entity) under Section 101(a)(1) of the Code for purposes of the regular federal income tax. You generally should not be considered to be in constructive receipt of the cash values under the Policy until a full surrender, maturity of the Policy, or a partial surrender. In addition, certain Policy loans may be taxable in the case of policies that are modified endowment contracts.

MODIFIED ENDOWMENT CONTRACTS

The Technical and Miscellaneous Revenue Act of 1988 established a new class of life insurance contracts referred to as modified endowment contracts. A life insurance contract becomes a "modified endowment contract" if, at any time during the first seven contract years, the sum of actual premiums paid exceeds the sum of the "seven-pay premium."

Changes in benefits may require testing to determine if the Policy is to be classified as a modified endowment contract. A modified endowment contract is treated differently for tax purposes then a contract which is not a modified endowment contract.

Pre-death distributions from modified endowment contracts may result in taxable income. Upon full surrender or maturity of the Policy, the Policy owner would recognize ordinary income for federal income tax purposes. Ordinary income will equal the amount by which the Cash Value plus Outstanding Debt exceeds the investment in the Policy. (The investment in the Policy is usually the premiums paid plus certain pre-death distributions that were taxable less any premiums previously recovered that were excludable from gross income.) Upon partial surrenders and Policy loans the Policy owner would recognize ordinary income to the extent allocable to income (which includes all previously non-taxed gains) on the Policy. The amount allocated to income is the amount by which the Fund Value of the Policy exceeds investment in the Policy immediately before distribution. The tax law provides for aggregation of two or more policies classified as modified endowment contracts if:


  1.The policies are purchased from any one insurance company (including the Company), and



  2.The purchases take place during a calendar year.


The policies are aggregated for the purpose of determining the part of the pre-death distributions allocable to income on the policies and the part allocable to investment in the policies.

Amounts received under a modified endowment contract that are included in gross income are subject to an additional tax. This additional tax is equal to 10% of the amount included in gross income, unless an exception applies. The 10% additional tax does not apply to any amount received when the taxpayer is at least 59 1/2 years old and in certain other situations.

A contract may not be a modified endowment contract originally but may become one later. Treasury Department regulations, yet to be prescribed, cover pre-death distributions received in anticipation of the Policy's failure to meet the seven-pay premium test. These distributions are to be treated as pre-death distributions from a modified endowment contract (and, therefore, are to be taxed as described above). This treatment is applied even though the Policy was not yet a modified endowment contract. The Code defines a distribution in anticipation of failing the test as one made within two years of the Policy being classified as a modified endowment contract.

It is unclear whether interest paid (or accrued by an accrual basis taxpayer) on Outstanding Debt with respect to a modified endowment contract constitutes interest for federal income tax purposes. If it does constitute interest, its deductibility will be subject to the same limitations as modified endowment contracts.

POLICIES WHICH ARE NOT MODIFIED ENDOWMENT CONTRACTS

If a Policy is not a modified endowment contract distributions are treated as follows. Upon a full surrender or maturity of a Policy for its Cash Value, the excess if any, of the Cash Value plus Outstanding Debt minus the cost basis under a Policy will be treated as ordinary income for federal income tax purposes. A Policy's cost basis will usually equal the premiums paid less any premiums previously recovered through partial surrenders. Under Section 7702 of the Code, special rules apply to determine whether part or all the cash received through partial surrenders in the first 15 Policy years is paid out of the income of the Policy and therefore subject to income tax. Cash distributed to a Policy owner on partial surrenders occurring more than 15 years after the Policy date will be taxable as ordinary income to the Policy owner to the extent that it exceeds the cost basis under a Policy.

We believe that loans received under policies that are not modified endowment contracts will be treated as indebtedness of the owner. Thus, no part of any loan under the Policy will constitute income to the owner until the Policy matures, unless the Policy is surrendered before it matures. Interest paid (or accrued by an accrual basis taxpayer) on a loan under a Policy that is not a modified endowment contract may be deductible. Deductibility will be subject to several limitations, depending upon (1) the use to which the proceeds are put and (2) the tax rules applicable to the Policy owner.

Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies.


The Company Does Not Make Any Guarantee Regarding The Tax Status Of Any Policy.


CHARGE FOR COMPANY INCOME TAXES

For federal income tax purposes, variable life insurance generally is treated in a manner consistent with fixed life insurance. The Company will review the question of a charge to the Variable Account for the Company's federal income taxes periodically. A charge may be made for any federal income taxes incurred by the Company that are attributable to the Variable Account. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws or in the cost to the Company, the Company reserves the right to charge the Variable Account for any such taxes attributable to the Variable Account.

                           OTHER POLICY INFORMATION

EXCHANGE PRIVILEGE

During the first 24 months following the Policy Date, you may exchange your Policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the Subaccounts of the Variable Account is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your Policy for the equivalent of a flexible premium universal life policy. No charge is imposed on the transfer when you exercise the exchange privilege.

OPTION TO OBTAIN PAID-UP INSURANCE

You may change to guaranteed paid-up insurance on a policy anniversary. At that time, the Specified Amount will be reduced to an amount that the Cash Value will maintain in effect until the maturity date when applied as a net single premium. However, the maximum amount of Cash Value applied will not be greater than necessary to provide an amount at risk equal to the amount at risk immediately before this option becomes effective. We will refund to you any Cash Value in excess of the amount we applied.

The net single premium rates will be based on: (a) the 1980 CSO mortality tables at the Insured's gender and attained age and class of risk on the later of the policy date and the most recent increase in coverage under the policy; and (b) 4.5% interest. On and after the effective date, the Cash Value of the paid-up coverage will equal the present value of future guaranteed benefits based on the net single premium rates described above without regard to any loans.

To obtain paid-up insurance, we must receive a written request 30 days before the policy anniversary date on which it becomes effective. The endorsement issued to reflect the change to paid-up insurance will show the reduced Specified Amount and the guaranteed Cash Value on the effective date and each policy anniversary thereafter.

Once the paid-up insurance option is effective the following conditions apply:


  1.It may not be revoked.



  2.The Company will not accept any further premium.



  3.No further optional policy changes may be made.



  4.The Policy is no longer subject to the administrative charge and the per $1,000 Specified Amount charge.



  5.Any surrender charge, loan balance and loan interest which existed immediately before the effective date will be set to zero.



  6.Any partial surrender will result in a recalculation of the Specified
    Amount and Cash Value.



  7.Any additional benefits provided by rider will terminate.



  8.The Death Benefit will equal the reduced Specified Amount.


SETTLEMENT OPTIONS

We offer the following settlement options as alternatives to the payment of Death Benefit proceeds or Cash Value in a lump sum:


Option 1. Interest Income -- Under this option, we hold the proceeds and credit the interest earned on those proceeds to the payee. We set the rate of interest for each year, but that rate will never be less than 2 3/4% a year. This Option will continue until the earlier of the date the payee dies or the date you elect another settlement option.



Option 2. Income for Specified Period -- Under this option, the payee receives an income for the number of years chosen. We then calculate an income that will be based on the Minimum Monthly Income Table 2 for that period. Note that the longer the period selected (i.e., number of years) the lower the dollar amount per $1,000 of proceeds. Payments may be increased by additional interest as we may determine for each year.



Option 3. Single Life Income -- Under this option, a number of years called the period certain is chosen. We will then pay income to a single payee for as long as that payee lives or for the number of years chosen (the period certain), whichever is longer. If the payee dies after the end of the period certain, the income payments will stop. The period certain elected may be: (a) 0, 10, or 20 years; or (b) until the total income payments equal the proceeds applied (this is called a refund period certain).


We will calculate the amount of the income payments on the date the proceeds become payable. This amount will be at least as much as the applicable amount shown in the Minimum Monthly Income Table 3 shown in your Policy. The income amounts are based on the 1983 Table "a" (discrete functions, without projections for future mortality) with a 3 1/2% interest.

If the income payments for the period certain elected are the same as income payments based on another available longer period certain, we will deem an election to have been made for the longer period certain.


Option 3A. Joint Life Income -- We pay income during the joint lifetime of two people (the payee and another person). That means if one person dies, we will continue to pay the same income (or a lesser income) to the survivor for as long as the survivor lives.


The survivor may receive the same dollar amount that we were paying before the first payee died or two-thirds of that amount depending on the election made at the time of settlement. Note that if the lesser (two-thirds) amount paid to the survivor is elected, the dollar amount payable while both persons are living will be larger than it would have been if the same amount paid to the survivor had been elected.

We will calculate the amount of income payable while both persons are living (the joint lifetime) on the date the proceeds become payable. This amount will be at least as much as the applicable amount shown in the Minimum Monthly Income Table 3A shown in your Policy. The minimum income amounts are based on the 1983 Table "a" (discrete functions, without projections for future mortality) with 3 1/2% interest.

If a person for whom Option 3A is chosen dies before the first income amount is payable, the survivor will receive settlement instead under Option 3 with 10 years certain.


Option 4. Income of Specified Amount -- Under this option, the dollar amount of the income payments is chosen. We will pay that amount for as long as the proceeds and interest last but, the dollar amount chosen must add up to a yearly amount of at least 10% of the proceeds applied. Interest will be credited annually on the balance of the proceeds. We set the rate of interest for each year, but that rate will never be less than 2 3/4% a year.


We also may pay proceeds under any other option to which we and the payee may agree.

In selecting a settlement option: (1) the proceeds applied must be at least $1,000; and (2) the payee cannot be a corporation, association, or fiduciary. We will make payments under a settlement option monthly unless you or the payee request that we make the payments quarterly, semiannually or annually. If payments of the chosen frequency would be less than $25 each, we may use a less frequent payment basis.

You, while the Insured is living, or your payee (not more than one month after the proceeds become payable) may select a settlement option by writing us at our Home Office. Please review your Policy for more information about the settlement options.

ASSIGNMENT

You may assign any interest in your Policy to another person. You must send written notice of the assignment to us at our Home Office. The assignment will take effect once we have recorded the assignment. We may rely solely on the statement of the assignee as to the amount of his or her interest. All assignments will be subject to Outstanding Debt. Please see your Policy for more information.

DIVIDENDS

This Policy is non-participating. We do not pay dividends on the Policy.

INCONTESTABILITY

The Policy limits our right to contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the Insured's lifetime for a minimum period, generally for two years from the Policy Date or effective date of the increase in Specified Amount.

SUICIDE EXCLUSION

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date or reinstatement date, we will limit the Death Benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an Insured dies by suicide, while sane or insane, within two years of the effective date of any increase in the Specified Amount, the amount payable with respect to that increase will be limited to the cost of insurance charges you paid with respect to such increase.

MISSTATEMENT OF AGE OR SEX

We will adjust Death Benefit proceeds if you misstated the Insured's age or sex in your application.

OTHER CHANGES TO YOUR POLICY

At any time, we may make such changes in the Policy as are necessary:

.. to assure compliance at all times with the definition of life insurance prescribed by the Internal Revenue Code;

.. to make the Policy, our operations, or the operation of the Variable Account conform with any law or regulation issued by any government agency to which they are subject; or

.. to reflect a change in the operation of the Variable Account, if allowed by the Policy.

Only one of our executive officers has the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. An executive officer of the Company must sign all endorsements, amendments, or riders to be valid.

REPORTS

We will send you a report at least annually showing the then current status of your Policy. It will set forth:


since the last report date:


.. premiums received;

.. expense charges (including transfer charges, if any);

.. cost of insurance and any riders;

.. interest earned on Fund Value in the Loan Account and in the Guaranteed
  Interest Account; and

.. any partial surrenders (and their fees).

as of the current report date:

.. Death Benefit;

.. Specified Amount; and

.. Outstanding Debt.

as of the current and prior report dates:

.. Fund Value;

.. Subaccount Unit values;

.. Fund Value in the Guaranteed Interest Account; and

.. any other information required by law.

We also will send you an annual and a semi-annual report for each Fund in which you are investing, as required by the 1940 Act.

LEGAL PROCEEDINGS

The Company, like all other companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or the Variable Account.

                            ADDITIONAL INFORMATION

SALE OF THE POLICIES


We have entered into a distribution agreement with MONY Securities Corporation ("MSC"), a wholly owned subsidiary of MONY Life Insurance Company, to act as principal underwriter and for the distribution and sale of the Policies. MSC's principal business address is 1740 Broadway, New York, New York 10019. MSC is registered as a broker dealer under the Securities Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").The Policies are sold by individuals who are registered representatives of MSC and who are also licensed as life insurance agents for the company. The Policies may also be sold through other broker-dealers authorized by MSC and applicable law to do so.


We offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

MSC offers the Policies through its registered representatives who are registered with the NASD and with the states in which they do business. More information about MSC and its registered persons is available at http://www.nasdr.com or by calling 1(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program. Except where MSC has authorized other broker/dealers to sell the Policies (as described in the preceding paragraph), compensation payable for the sale of the Policies will be based upon the following schedule. After issue of the Policy, commissions will equal at most 50 percent of premiums paid up to a maximum amount. Thereafter, commissions will equal at most 3.8 percent of any additional premiums plus, beginning in the second policy year on each succeeding quarterly anniversary for so long as the policy shall remain in effect, an annualized rate of 0.25 percent of the Fund Value of the Policy.
Upon any subsequent increase in Specified Amount, commissions will equal at most 50 percent of premiums paid on or after the increase up to a maximum amount. Thereafter, commissions will return to no more than the 3.8 percent level. Further, registered representatives may be eligible to receive certain bonuses and other benefits based on the amount of earned commissions.

In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by Company, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise. Company makes no separate deductions, other than previously described, from premiums to pay sales commissions or sales expenses.

MSC will receive 12b-1 fees from certain of the Funds as compensation for providing certain distribution and shareholder support services.

MSC may enter into selling agreements with other broker dealers that are members of the NASD and whose representatives are authorized by applicable law to sell variable life insurance policies. Commissions paid to these broker dealers for their representatives will not exceed the commissions described above. The selling agreement does not restrict these broker dealers from retaining a portion of commissions.

We intend to recapture commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to the Policy owners or the Variable Account.

MSC receives fees for the sale of the Policies. In 1999, 2000, and 2001, MSC received, in aggregate, fees of $19,962,361, $19,810,966, and $17,532,005, respectively.

MSC also acts as principal underwriter for other variable products and distributes non-proprietary variable products and mutual funds.

LEGAL MATTERS

Legal matters in connection with the Policy have been passed on by Arthur D. Woods, Vice President- Variable Products and Broker-Dealer Operations Counsel of the MONY Life Insurance Company. Robert Levy, Vice President - Chief Tax and Benefits Counsel of MONY Life Insurance Company has passed upon legal matters relating to the federal income tax laws.

EXPERTS


The audited financial statements for each of the subaccounts of MONY Custom Equity Master, MONY Custom Estate Master, Strategist, MONYEquity Master, policies of MONY Variable Account L, the combined financial statements of MONY Variable Account L and the Company included in this prospectus and in the registration statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as indicated in their report herein. The audited financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York, 10036.


Actuarial matters included in the prospectus have been examined by Pamela Duffy, Vice President, whose opinion we filed as an exhibit to the registration statement.

You should distinguish the financial statements of the Company included in this prospectus from the financial statements of the Variable Account. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. You should not consider the financial statements of the Company as the affecting investment performance of the assets held in the Variable Account.

EXECUTIVE OFFICERS AND DIRECTORS

The directors and officers of the Company are listed below. The business address for all directors and officers of MONY Life Insurance Company is 1740 Broadway, New York, New York 10019.

Current Officers and Directors of the Company are:


Name                  Position and Offices with MONY Life Insurance Company ("MONY Life")
----                  -------------------------------------------------------------------
Tom H. Barrett   Director since 1990. Partner in American Industrial Partners, a private investment partnership since 1992.

David L. Call    Director since 1993. Dean Emeritus, Cornell University, College of Agriculture
                 and Life Sciences since 1995.

G. Robert Durham Director since 1988.

Name                       Position and Offices with MONY Life Insurance Company "MONY Life"
----                       -----------------------------------------------------------------
James B. Farley     Director since 1988. Retired from MONY Life Insurance Company in 1994 after serving as Chairman of the Board from 1993 and Chairman of the Board and
                    Chief Executive Officer since 1991.

Robert Holland, Jr  Director since 1990. Owner and Chief Executive Officer of WorkPlace
                    Integrators, an office furniture dealership in Southeast Michigan, since 1996.

James L. Johnson    Director since 1986. Chairman Emeritus of GTE Corporation, a telecommunications company, having served as Chairman and Chief Executive
                    Officer from 1988 to 1992.

Frederick W. Kanner Director since March 2000. Partner of Dewey Ballantine LLP since 1976.

Robert R. Kiley     Director since 1995. President and Chief Executive Officer of the New York
                    City Partnership and Chamber of Commerce, Inc. since 1995.

Jane C. Pfeiffer    Director since 1988. Ms. Pfeiffer is an independent management consultant.

Thomas C. Theobald  Director since 1990. Managing director, William Blair Capital Partners, L.L.C., an investment firm since 1994.

David M. Thomas     Director (since 2002). Chairman and Chief Executive Officer of IMS Health,
                    (since 2000). Senior Vice President and Group Executive of IBM (1998 to 2000)
                    and various management positions with IBM since 1972.



All of the officers have held their respective positions listed below for five or more years unless otherwise noted.



Name                       Position and Offices with MONY Life Insurance Company ("MONY Life")
----                       -------------------------------------------------------------------
Michael I. Roth    Director, Chairman of the Board and Chief Executive Officer (since 1998) of
                   MONY Life; (since 1997) of The MONY Group Inc. Director, Chairman of the
                   Board and Chief Executive Officer (since 1993) of MONY Life Insurance
                   Company of America. Director of various MONY subsidiaries.

Samuel J. Foti     Director, President and Chief Operating Officer (since 1998) of MONY Life and
                   (since 1997) of The MONY Group Inc. Director (since 1993) and President and
                   Chief Operating Officer (since 1994) of MONY Life Insurance Company of
                   America.

Kenneth M. Levine  Director, Executive Vice President and Chief Investment Officer (since 1997) of The
                   MONY Group Inc. and (since 1998) of MONY Life. Executive Vice President
                   (since 1990) and Director (since 1994) of MONY Life Insurance Company of
                   America. Director of various MONY subsidiaries.

Richard Daddario   Executive Vice President and Chief Financial Officer (since 1994) of MONY Life and (since 1997) of The MONY Group Inc. Director (since 1989) and Vice President and Controller (since 1997) of MONY Life Insurance Company of America.
                   Director of various MONY subsidiaries.

Steven G. Orluck   Executive Vice President (since 2002) and Senior Vice President and Chief
                   Distribution Officer (since 1998) of MONY Life. Mr. Orluck joined MONY Life after 24 years with Metropolitan Life Insurance Co. where he last served as Vice
                   President, Individual Business.

Richard E. Connors Senior Vice President (since 1994) of MONY Life. Director MONY Life Insurance
                   Company of America (since 1994). Director of various MONY subsidiaries.

Evelyn L. Peos     Senior Vice President (since 2002) and Vice President (since 1993) of MONY Life.

Bart Schwartz      Senior Vice President and General Counsel of MONY Life (since 2000). Prior to joining the Company in 2000, Mr. Schwartz was Senior Vice President and General
                   Counsel of Willis Corroon Corporation.

Michael Slipowitz  Senior Vice President and Chief Actuary (since 2002) and Vice President (1993 to
                   2001) of MONY Life. Director, Vice President and Actuary (since 2002) and Vice
                   President (since 1993) of MONY Life Insurance Company of America.

Arnold Brousell    Vice President-Financial Reporting and Chief Accounting Officer (since 2002) and
                   Vice President-Financial Reporting (since 1998) and Assistant Vice President (since
                   1997) of MONY Life.

Name                Position and Offices with MONY Life Insurance Company ("MONY Life")
----                -------------------------------------------------------------------

David V. Weigel Vice President and Treasurer (since 2000) of MONY Life and Vice President-
                Treasurer (since 1998) of The MONY Group Inc. Treasurer of various MONY subsidiaries.

Lee M. Smith    Corporate Secretary and Vice President, Government Relations (since 1999) of
                MONY Life and of The MONY Group Inc. Vice President, Government Relations
                (1985 to 1999) of MONY Life.





No officer or director listed above receives any compensation from MONY Variable Account L. Neither the Company nor any of its affiliates has paid any separately allocable compensation to any person listed for services rendered to the Account.


OTHER INFORMATION

We have filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the Policies being offered here. This prospectus does not include all of the information set forth in the registration statement, its amendments, and exhibits. Statements in this prospectus about the content of the Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC. You may obtain these documents from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees, or by assessing the SEC's website at http://www.sec.gov.

                             POLICY ILLUSTRATIONS

Upon request, the Company will send you an illustration of future benefits under the Policy based on both guaranteed and current cost assumptions.

                            PERFORMANCE INFORMATION

We may advertise the performance of the MONY Variable Account L Subaccounts. We will also report performance to Owners and may make performance information available to prospective purchasers.

Performance information may show the change in an Owner's Fund Value in one or more Subaccounts, or as a change in an Owner's death benefit. Performance information may be expressed as a change in an Owner's Fund Value over time or in terms of the average annual compounded rate of return on the Owner's Fund Value. Such performance is based upon a hypothetical policy in which premiums have been allocated to a particular Subaccount over certain periods of time that will include one, five and ten years, or from the commencement of operation of the Subaccount if less than one, five, or ten years. Any such quotation may reflect the deduction of all applicable charges to the Policy including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The quotation may also reflect the deduction of the surrender charge, if applicable, by assuming surrender at the end of the particular period. However, other quotations may simultaneously be given that do not assume surrender and do not take into account any deduction of charges imposed by the Policy.

Performance information for the Variable Account may be compared in advertisements, sales literature, and reports to Owners to:


  1.Other variable life separate accounts or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria, and



  2.The Consumer Price Index (measure for inflation) to assess the real rate of return from the purchase of a policy.

Reports and promotional literature may also contain the Company's rating or a rating of the Company's claim paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Performance information for any Subaccount reflects only the performance of a hypothetical Policy whose Cash Value is allocated to the Variable Account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolios of the Funds in which MONY Variable Account L invests. The market conditions during the given period of time should not be considered as a representation of what may be achieved in the future.

We may also use non-standard performance in cases where we add new Subaccounts which purchase shares of underlying Funds in existence prior to the formation of such Subaccounts. In such cases we will use the historical performance of the Fund with the current expenses of the applicable Subaccount under the Policy.

            FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


                                                                                                                    Page
                                                                                                                    ----
With respect to MONY Variable Account L (MONY Variable Universal Life and MONY Survivorship Variable Universal
Life)
  No financial statements are included because although the MONY Variable Account L commenced operations in 1990, the subaccounts available to policyholders had not commenced operations as of December 31, 2001.
With respect to MONY Variable Account L (MONY Custom Equity Master)
 Report of Independent Accountants................................................................................. F-2
 Statement of assets and liabilities as of December 31, 2001....................................................... F-4
 Statement of operations for the period ended December 31, 2001.................................................... F-8
 Statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000.................... F-12
 Notes to financial statements..................................................................................... F-21
With respect to MONY Variable Account L (MONY Custom Estate Master)
 Report of Independent Accountants................................................................................. F-25
 Statement of assets and liabilities as of December 31, 2001....................................................... F-27
 Statement of operations for the period ended December 31, 2001.................................................... F-32
 Statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000.................... F-36
 Notes to financial statements..................................................................................... F-44
With respect to MONY Variable Account L (Strategist and MONYEquity Master)
 Report of Independent Accountants................................................................................. F-50
 Statement of assets and liabilities as of December 31, 2001....................................................... F-51
 Statement of operations for the period ended December 31, 2001.................................................... F-56
 Statement of changes in net assets for the years ended December 31, 2001 and December 31, 2000.................... F-63
 Notes to financial statements..................................................................................... F-72
With respect to MONY Variable Account L (Combined)
 Report of Independent Accountants................................................................................. F-78
 Combined statement of assets and liabilities as of December 31, 2001.............................................. F-79
 Combined statement of operations for the period ended December 31, 2001........................................... F-80
 Combined statement of changes in net assets for the periods ended December 31, 2001 and December 31, 2000......... F-81
 Notes to financial statements..................................................................................... F-82

With respect to MONY Life Insurance Company:
 Report of Independent Accountants................................................................................. F-85
 Consolidated balance sheets as of December 31, 2001 and 2000...................................................... F-86
 Consolidated statements of income and comprehensive income for the years ended December 31, 2001, 2000 and 1999... F-87
 Consolidated statements of changes in shareholders' equity for the years ended December 31, 2001, 2000 and 1999... F-88
 Consolidated statements of cash flows for the years ended December 31, 2001, 2000 and 1999........................ F-89
 Notes to consolidated financial statements........................................................................ F-90

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account L -- MONY Custom Equity Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Custom Equity Master's Subaccounts of MONY Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001

                                                        MONY Custom Equity Master
                                              ---------------------------------------------
                                                         MONY Series Fund, Inc.
                                              ---------------------------------------------
                                              Intermediate Long Term  Government   Money
                                               Term Bond      Bond    Securities   Market
                                               Subaccount  Subaccount Subaccount Subaccount
                                              ------------ ---------- ---------- ----------
                   ASSETS
Shares held in respective Funds..............     5,436       4,498      7,417    1,301,258
                                                =======     =======    =======   ==========
Investments at cost..........................   $59,645     $59,499    $84,254   $1,301,258
                                                =======     =======    =======   ==========
Investments in respective Funds, at net
  asset value................................   $61,261     $60,178    $84,999   $1,301,258
Amount due from MONY.........................         0           0        361            0
Amount due from respective Funds.............         0           0          0          801
                                                -------     -------    -------   ----------
       Total assets..........................    61,261      60,178     85,360    1,302,059
                                                -------     -------    -------   ----------
                LIABILITIES
Amount due to MONY...........................        11          10         14        1,012
Amount due to respective Funds...............         0           0        361            0
                                                -------     -------    -------   ----------
       Total liabilities.....................        11          10        375        1,012
                                                -------     -------    -------   ----------
Net assets...................................   $61,250     $60,168    $84,985   $1,301,047
                                                =======     =======    =======   ==========
Net assets consist of:
  Contractholders' net payments..............   $58,301     $58,092    $83,431   $1,283,977
  Undistributed net investment income........       823         969        405       17,070
  Accumulated net realized gain (loss) on
   investments...............................       510         428        404            0
  Net unrealized appreciation (depreciation)
   of investments............................     1,616         679        745            0
                                                -------     -------    -------   ----------
Net assets...................................   $61,250     $60,168    $84,985   $1,301,047
                                                =======     =======    =======   ==========
Number of units outstanding*.................     5,383       5,166      7,316      121,626
                                                -------     -------    -------   ----------
Net asset value per unit outstanding*........   $ 11.38     $ 11.65    $ 11.62   $    10.70
                                                =======     =======    =======   ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                               MONY Custom Equity Master
-----------------------------------------------------------------------------------------------------------------------
                                             Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------------------------------
           Small Company            International High Yield            Growth and Small Company   Equity     Capital
  Equity       Value      Managed      Growth        Bond      Growth     Income      Growth       Income   Appreciation
Subaccount  Subaccount   Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount   Subaccount  Subaccount
---------- ------------- ---------- ------------- ---------- ---------- ---------- ------------- ---------- ------------

   37,116      13,002       14,902      21,392      18,452     114,113     87,958      36,420      17,259       45,241
=========    ========     ========    ========     =======    ========   ========    ========     =======     ========
$ 749,042    $279,993     $323,111    $109,419     $81,869    $602,891   $491,383    $278,747     $89,960     $274,197
=========    ========     ========    ========     =======    ========   ========    ========     =======     ========
$ 643,596    $254,705     $292,086    $ 92,625     $80,082    $594,531   $475,851    $286,622     $86,639     $257,421
    1,661       2,902        3,628         244           0       4,743      3,478       1,547           0        1,675
    1,409         503          331         176           0         541        352         167           0          173
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
  646,666     258,110      296,045      93,045      80,082     599,815    479,681     288,336      86,639      259,269
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------

    1,519         544          380         191          14         642        431         214          14          217
    1,661       2,902        3,628         244           0       4,743      3,478       1,547           0        1,675
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
    3,180       3,446        4,008         435          14       5,385      3,909       1,761          14        1,892
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
$ 643,486    $254,664     $292,037    $ 92,610     $80,068    $594,430   $475,772    $286,575     $86,625     $257,377
=========    ========     ========    ========     =======    ========   ========    ========     =======     ========
$ 742,025    $245,321     $310,034    $111,406     $78,507    $621,190   $504,956    $281,311     $90,439     $293,979
  103,298      47,053       22,894      11,132       3,662       1,418      2,353       8,008         509        3,609
  (96,391)    (12,422)      (9,866)    (13,134)       (314)    (19,818)   (16,005)    (10,619)     (1,002)     (23,435)
 (105,446)    (25,288)     (31,025)    (16,794)     (1,787)     (8,360)   (15,532)      7,875      (3,321)     (16,776)
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
$ 643,486    $254,664     $292,037    $ 92,610     $80,068    $594,430   $475,772    $286,575     $86,625     $257,377
=========    ========     ========    ========     =======    ========   ========    ========     =======     ========
   93,665      22,978       31,845      14,206       7,695      70,201     53,806      29,439       9,356       33,465
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
$    6.87    $  11.08     $   9.17    $   6.52     $ 10.40    $   8.47   $   8.84    $   9.73     $  9.26     $   7.69
=========    ========     ========    ========     =======    ========   ========    ========     =======     ========

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                                      MONY Custom Equity Master
                                                        -----------------------------------------------------
                                                                    Enterprise Accumulation Trust
                                                        -----------------------------------------------------

                                                        Multi-Cap              Emerging  Worldwide   Mid-Cap
                                                          Growth    Balanced  Countries    Growth     Growth
                                                        Subaccount Subaccount Subaccount Subaccount Subaccount
                                                        ---------- ---------- ---------- ---------- ----------
                        ASSETS
Shares held in respective Funds........................    45,725    12,494        171        456      1,532
                                                         ========   =======     ======     ======    =======
Investments at cost....................................  $399,259   $59,665     $1,479     $3,941    $10,868
                                                         ========   =======     ======     ======    =======
Investments in respective Funds, at net asset value....  $385,464   $60,719     $1,631     $4,071    $11,769
Amount due from MONY...................................     1,798     1,120          0          0          0
Amount due from respective Funds.......................       248       108          0          0          0
                                                         --------   -------     ------     ------    -------
       Total assets....................................   387,510    61,947      1,631      4,071     11,769
                                                         --------   -------     ------     ------    -------
                     LIABILITIES
Amount due to MONY.....................................       313       118          0          1          2
Amount due to respective Funds.........................     1,798     1,120          0          0          0
                                                         --------   -------     ------     ------    -------
       Total liabilities...............................     2,111     1,238          0          1          2
                                                         --------   -------     ------     ------    -------
Net assets.............................................  $385,399   $60,709     $1,631     $4,070    $11,767
                                                         ========   =======     ======     ======    =======
Net assets consist of:
  Contractholders' net payments........................  $443,919   $59,793     $1,521     $4,041    $11,168
  Undistributed net investment income (loss)...........    (1,019)      586         (2)        (3)        (9)
  Accumulated net realized loss on investments.........   (43,706)     (724)       (40)       (98)      (293)
  Net unrealized appreciation (depreciation) of
   investments.........................................   (13,795)    1,054        152        130        901
                                                         --------   -------     ------     ------    -------
Net assets.............................................  $385,399   $60,709     $1,631     $4,070    $11,767
                                                         ========   =======     ======     ======    =======
Number of units outstanding*...........................    60,270     6,380        169        463      1,466
                                                         --------   -------     ------     ------    -------
Net asset value per unit outstanding*..................  $   6.39   $  9.52     $ 9.61     $ 8.80    $  8.03
                                                         ========   =======     ======     ======    =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                                 MONY Custom Equity Master
--------------------------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products Funds              Janus Aspen Series
                            -----------------------------------------  --------------------------------------------
                  Dreyfus
 Dreyfus         Socially                                   VIP III
  Stock         Responsible    VIP              VIP II      Growth     Aggressive              Capital    Worldwide
  Index           Growth      Growth          Contrafund Opportunities   Growth    Balanced  Appreciation   Growth
Subaccount      Subaccount  Subaccount        Subaccount  Subaccount   Subaccount Subaccount  Subaccount  Subaccount   Total
----------      ----------- ----------        ---------- ------------- ---------- ---------- ------------ ---------- ----------

   21,988           3,101      12,649            15,784       4,194       18,261     11,019      14,535      15,934
 ========         =======    ========          ========     =======     ========   ========    ========    ========
 $674,324         $88,422    $447,403          $330,381     $64,430     $459,270   $255,689    $333,079    $509,085  $8,422,563
 ========         =======    ========          ========     =======     ========   ========    ========    ========  ==========
 $645,574         $82,707    $423,492          $316,619     $63,375     $401,366   $248,691    $301,173    $454,769  $7,973,274
    1,699             764       1,884             2,081         335        1,937      3,020         772       2,107      37,756
    1,499              64         667               367          69        1,358        159         459         301       9,752
 --------         -------    --------          --------     -------     --------   --------    --------    --------  ----------
  648,772          83,535     426,043           319,067      63,779      404,661    251,870     302,404     457,177   8,020,782
 --------         -------    --------          --------     -------     --------   --------    --------    --------  ----------

    1,608              78         739               420          80        1,425        201         510         376      11,084
    1,699             764       1,884             2,081         335        1,937      3,020         772       2,107      37,756
 --------         -------    --------          --------     -------     --------   --------    --------    --------  ----------
    3,307             842       2,623             2,501         415        3,362      3,221       1,282       2,483      48,840
 --------         -------    --------          --------     -------     --------   --------    --------    --------  ----------
 $645,465         $82,693    $423,420          $316,566     $63,364     $401,299   $248,649    $301,122    $454,694  $7,971,942
 ========         =======    ========          ========     =======     ========   ========    ========    ========  ==========

 $695,136         $96,904    $483,305          $346,113     $69,722     $553,382   $255,541    $366,354    $560,465  $8,710,333
   10,963               1      10,145             5,073        (100)       1,257      6,467       3,096       3,035     262,693
  (31,884)         (8,497)    (46,119)          (20,858)     (5,203)     (95,436)    (6,361)    (36,422)    (54,490)   (551,795)
  (28,750)         (5,715)    (23,911)          (13,762)     (1,055)     (57,904)    (6,998)    (31,906)    (54,316)   (449,289)
 --------         -------    --------          --------     -------     --------   --------    --------    --------  ----------
 $645,465         $82,693    $423,420          $316,566     $63,364     $401,299   $248,649    $301,122    $454,694  $7,971,942
 ========         =======    ========          ========     =======     ========   ========    ========    ========  ==========
   78,584          11,748      57,776            37,789       8,012       90,311     26,527      46,253      71,160
 --------         -------    --------          --------     -------     --------   --------    --------    --------
 $   8.21         $  7.04    $   7.33          $   8.38     $  7.91     $   4.44   $   9.37    $   6.51    $   6.39
 ========         =======    ========          ========     =======     ========   ========    ========    ========

                                     MONY

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001


                                                 MONY Custom Equity Master
                                       --------------------------------------------
                                                  MONY Series Fund, Inc.
                                       --------------------------------------------
                                       Intermediate Long Term  Government   Money
                                        Term Bond      Bond    Securities   Market
                                        Subaccount  Subaccount Subaccount Subaccount
                                       ------------ ---------- ---------- ----------
Dividend income.......................    $  960      $1,095     $  531    $18,123
Distribution from net realized gains..         0           0          0          0
Mortality and expense risk charges....      (124)       (119)      (122)    (2,102)
                                          ------      ------     ------    -------
Net investment income.................       836         976        409     16,021
                                          ------      ------     ------    -------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain (loss) on
   investments........................       481         412        383          0
  Net change in unrealized
   appreciation (depreciation) of
   investments........................     1,137         301        594          0
                                          ------      ------     ------    -------
Net realized and unrealized gain
  (loss) on investments...............     1,618         713        977          0
                                          ------      ------     ------    -------
Net increase (decrease) in net assets
  resulting from operations...........    $2,454      $1,689     $1,386    $16,021
                                          ======      ======     ======    =======

                      See notes to financial statements.

                                               MONY Custom Equity Master
------------------------------------------------------------------------------------------------------------------------
                                             Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------------------------------
           Small Company            International High Yield            Growth and Small Company   Equity     Capital
  Equity       Value      Managed      Growth        Bond      Growth     Income      Growth       Income   Appreciation
Subaccount  Subaccount   Subaccount  Subaccount   Subaccount Subaccount Subaccount  Subaccount   Subaccount  Subaccount
---------- ------------- ---------- ------------- ---------- ---------- ---------- ------------- ---------- ------------
$       0    $    422     $  5,625    $    529     $ 3,649    $  2,213   $  3,348    $      0     $   699     $  1,353
   90,967      42,654       13,457       8,192           0           0          0       8,469           0            0
   (1,529)       (472)        (724)       (227)       (145)     (1,381)    (1,009)       (627)       (188)        (638)
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
   89,438      42,604       18,358       8,494       3,504         832      2,339       7,842         511          715
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
  (89,824)    (10,977)      (7,992)    (12,259)       (279)    (18,278)   (15,933)    (10,901)     (1,072)     (22,752)
  (68,120)    (22,560)     (32,257)    (13,112)     (1,717)    (12,826)   (14,041)      9,613      (4,337)      (7,298)
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
 (157,944)    (33,537)     (40,249)    (25,371)     (1,996)    (31,104)   (29,974)     (1,288)     (5,409)     (30,050)
---------    --------     --------    --------     -------    --------   --------    --------     -------     --------
$ (68,506)   $  9,067     $(21,891)   $(16,877)    $ 1,508    $(30,272)  $(27,635)   $  6,554     $(4,898)    $(29,335)
=========    ========     ========    ========     =======    ========   ========    ========     =======     ========

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)


                                                           MONY Custom Equity Master
                     -----------------------------------------------------------------------------------------------------
                                         Enterprise Accumulation Trust
                     ---------------------------------------------------------------------
                      Multi-Cap                   Emerging      Worldwide       Mid-Cap       Dreyfus     Dreyfus Socially
                        Growth      Balanced     Countries        Growth         Growth     Stock Index  Responsible Growth
                      Subaccount   Subaccount    Subaccount     Subaccount     Subaccount    Subaccount      Subaccount
                     ------------ ------------ -------------- -------------- -------------- ------------ ------------------
                                               For the period For the period For the period
                     For the year For the year June 8, 2001** June 8, 2001** June 8, 2001** For the year    For the year
                        ended        ended        through        through        through        ended           ended
                     December 31, December 31,  December 31,   December 31,   December 31,  December 31,    December 31,
                         2001         2001          2001           2001           2001          2001            2001
                     ------------ ------------ -------------- -------------- -------------- ------------ ------------------
Dividend income.....   $      0      $ 685          $  0           $  0          $   0        $  5,230        $     51
Distribution from
  net realized gains          0          0             0              0              0           3,330               0
Mortality and
  expense risk
  charges...........       (907)      (116)           (2)            (3)            (9)         (1,430)           (191)
                       --------      -----          ----           ----          -----        --------        --------
Net investment
  income (loss).....       (907)       569            (2)            (3)            (9)          7,130            (140)
                       --------      -----          ----           ----          -----        --------        --------
Realized and
  unrealized gain
  (loss) on
  investments:
  Net realized loss
   on investments...    (41,378)      (612)          (40)           (98)          (293)        (30,637)         (8,248)
  Net change in
   unrealized
   appreciation
   (depreciation)
   of investments...      9,788        825           152            130            901         (15,177)         (3,277)
                       --------      -----          ----           ----          -----        --------        --------
Net realized and
  unrealized gain
  (loss) on
  investments.......    (31,590)       213           112             32            608         (45,814)        (11,525)
                       --------      -----          ----           ----          -----        --------        --------
Net increase
  (decrease) in net
  assets resulting
  from operations...   $(32,497)     $ 782          $110           $ 29          $ 599        $(38,684)       $(11,665)
                       ========      =====          ====           ====          =====        ========        ========

----------
** Commencement of operations

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                                                      MONY Custom Equity Master
                                 ----------------------------------------------------------------------------------------
                                 Fidelity Variable Insurance Products Funds              Janus Aspen Series
                                 -----------------------------------------  --------------------------------------------
                                    VIP       VIP II         VIP III        Aggressive              Capital    Worldwide
                                   Growth   Contrafund Growth Opportunities   Growth    Balanced  Appreciation   Growth
                                 Subaccount Subaccount      Subaccount      Subaccount Subaccount  Subaccount  Subaccount
                                 ---------- ---------- -------------------- ---------- ---------- ------------ ----------
Dividend income.................  $      0   $  1,212        $    68        $       0   $  5,611    $  3,168    $  2,042
Distribution from net realized
  gains.........................    11,254      4,848              0                0          0           0           0
Mortality and expense risk
  charges.......................      (990)      (828)          (145)            (951)      (615)       (785)     (1,204)
                                  --------   --------        -------        ---------   --------    --------    --------
Net investment income (loss)....    10,264      5,232            (77)            (951)     4,996       2,383         838
                                  --------   --------        -------        ---------   --------    --------    --------
Realized and unrealized gain
  (loss) on investments:
 Net realized loss on
   investments..................   (45,170)   (20,592)        (4,908)         (89,137)    (5,465)    (34,995)    (50,896)
 Net change in unrealized
   appreciation (depreciation)
   of investments...............    (7,814)    (7,442)         1,115          (23,785)    (5,338)    (13,217)    (28,133)
                                  --------   --------        -------        ---------   --------    --------    --------
Net realized and unrealized loss
  on investments................   (52,984)   (28,034)        (3,793)        (112,922)   (10,803)    (48,212)    (79,029)
                                  --------   --------        -------        ---------   --------    --------    --------
Net decrease in net assets
  resulting from operations.....  $(42,720)  $(22,802)       $(3,870)       $(113,873)  $ (5,807)   $(45,829)   $(78,191)
                                  ========   ========        =======        =========   ========    ========    ========






                                   Total
                                 ---------
Dividend income................. $  56,614
Distribution from net realized
  gains.........................   183,171
Mortality and expense risk
  charges.......................   (17,583)
                                 ---------
Net investment income (loss)....   222,202
                                 ---------
Realized and unrealized gain
  (loss) on investments:
 Net realized loss on
   investments..................  (521,460)
 Net change in unrealized
   appreciation (depreciation)
   of investments...............  (255,895)
                                 ---------
Net realized and unrealized loss
  on investments................  (777,355)
                                 ---------
Net decrease in net assets
  resulting from operations..... $(555,153)
                                 =========

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                    MONY Custom Equity Master
                                                                     ------------------------------------------------------
                                                                                     MONY Series Fund, Inc.
                                                                     ------------------------------------------------------
                                                                                                          Long Term
                                                                            Intermediate                    Bond
                                                                        Term Bond Subaccount             Subaccount
                                                                     --------------------------  --------------------------
                                                                                  For the period              For the period
                                                                     For the year June 9, 2000** For the year June 9, 2000**
                                                                        ended        through        ended        through
                                                                     December 31,  December 31,  December 31,  December 31,
                                                                         2001          2000          2001          2000
                                                                     ------------ -------------- ------------ --------------
From operations:
 Net investment income (loss).......................................   $    836      $   (13)      $    976      $    (7)
 Net realized gain (loss) on investments............................        481           29            412           16
 Net change in unrealized appreciation (depreciation) of investments      1,137          479            301          378
                                                                       --------      -------       --------      -------
Net increase (decrease) in net assets resulting from operations.....      2,454          495          1,689          387
                                                                       --------      -------       --------      -------
From unit transactions:
 Net proceeds from the issuance of units............................     54,847       16,418         65,177       10,427
 Net asset value of units redeemed or used to meet contract
   obligations......................................................    (12,148)        (816)       (17,053)        (459)
                                                                       --------      -------       --------      -------
Net increase from unit transactions.................................     42,699       15,602         48,124        9,968
                                                                       --------      -------       --------      -------
Net increase in net assets..........................................     45,153       16,097         49,813       10,355
Net assets beginning of period......................................     16,097            0         10,355            0
                                                                       --------      -------       --------      -------
Net assets end of period*...........................................   $ 61,250      $16,097       $ 60,168      $10,355
                                                                       ========      =======       ========      =======
Unit transactions:
Units outstanding beginning of period...............................      1,530            0            942            0
Units issued during the period......................................      4,957        1,609          5,723          985
Units redeemed during the period....................................     (1,104)         (79)        (1,499)         (43)
                                                                       --------      -------       --------      -------
Units outstanding end of period.....................................      5,383        1,530          5,166          942
                                                                       ========      =======       ========      =======
----------
*Includes undistributed net investment income (loss) of:               $    823      $   (13)      $    969      $    (7)
                                                                       ========      =======       ========      =======

** Commencement of operations

                      See notes to financial statements.

                                           MONY Custom Equity Master
--------------------------------------------------------------------------------------------------------------
                MONY Series Fund, Inc.                               Enterprise Accumulation Trust
------------------------------------------------------  ------------------------------------------------------
        Government                     Money                                               Small Company
        Securities                    Market                      Equity                       Value
        Subaccount                  Subaccount                  Subaccount                  Subaccount
--------------------------  --------------------------  --------------------------  --------------------------
             For the period              For the period              For the period              For the period
For the year May 18, 2000** For the year June 8, 2000** For the year May 5, 2000**  For the year May 3, 2000**
   ended        through        ended        through        ended        through        ended        through
December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
    2001          2000          2001          2000          2001          2000          2001          2000
------------ -------------- ------------ -------------- ------------ -------------- ------------ --------------
  $    409       $   (4)     $   16,021    $   1,049     $  89,438      $ 13,860      $ 42,604      $ 4,449
       383           21               0            0       (89,824)       (6,567)      (10,977)      (1,445)
       594          151               0            0       (68,120)      (37,326)      (22,560)      (2,728)
  --------       ------      ----------    ---------     ---------      --------      --------      -------
     1,386          168          16,021        1,049       (68,506)      (30,033)        9,067          276
  --------       ------      ----------    ---------     ---------      --------      --------      -------
    93,798        6,616       1,828,369      420,053       614,166       265,821       237,430       64,812
   (16,515)        (468)       (584,681)    (379,764)     (125,139)      (12,823)      (53,014)      (3,907)
  --------       ------      ----------    ---------     ---------      --------      --------      -------
    77,283        6,148       1,243,688       40,289       489,027       252,998       184,416       60,905
  --------       ------      ----------    ---------     ---------      --------      --------      -------
    78,669        6,316       1,259,709       41,338       420,521       222,965       193,483       61,181
     6,316            0          41,338            0       222,965             0        61,181            0
  --------       ------      ----------    ---------     ---------      --------      --------      -------
  $ 84,985       $6,316      $1,301,047    $  41,338     $ 643,486      $222,965      $254,664      $61,181
  ========       ======      ==========    =========     =========      ========      ========      =======
       577            0           3,997            0        26,254             0         5,789            0
     8,191          621         172,939       41,193        85,417        27,602        22,117        6,158
    (1,452)         (44)        (55,310)     (37,196)      (18,006)       (1,348)       (4,928)        (369)
  --------       ------      ----------    ---------     ---------      --------      --------      -------
     7,316          577         121,626        3,997        93,665        26,254        22,978        5,789
  ========       ======      ==========    =========     =========      ========      ========      =======

  $    405       $   (4)     $   17,070    $   1,049     $ 103,298      $ 13,860      $ 47,053      $ 4,449
  ========       ======      ==========    =========     =========      ========      ========      =======

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (Continued)

                                                                                       MONY Custom Equity Master
                                                                        ------------------------------------------------------
                                                                                     Enterprise Accumulation Trust
                                                                        ------------------------------------------------------
                                                                                                           International
                                                                                  Managed                     Growth
                                                                                Subaccount                  Subaccount
                                                                        --------------------------  --------------------------
                                                                                     For the period              For the period
                                                                        For the year May 5, 2000**  For the year May 3, 2000**
                                                                           ended        through        ended        through
                                                                        December 31,  December 31,  December 31,  December 31,
                                                                            2001          2000          2001          2000
                                                                        ------------ -------------- ------------ --------------
From operations:
 Net investment income.................................................   $ 18,358      $  4,536      $  8,494      $ 2,638
 Net realized gain (loss) on investments...............................     (7,992)       (1,874)      (12,259)        (875)
 Net change in unrealized appreciation (depreciation) of investments...    (32,257)        1,232       (13,112)      (3,682)
                                                                          --------      --------      --------      -------
Net increase (decrease) in net assets resulting from operations........    (21,891)        3,894       (16,877)      (1,919)
                                                                          --------      --------      --------      -------
From unit transactions:
 Net proceeds from the issuance of units...............................    226,381       128,670        86,356       55,852
 Net asset value of units redeemed or used to meet contract obligations    (40,330)       (4,687)      (24,672)      (6,130)
                                                                          --------      --------      --------      -------
Net increase from unit transactions....................................    186,051       123,983        61,684       49,722
                                                                          --------      --------      --------      -------
Net increase in net assets.............................................    164,160       127,877        44,807       47,803
Net assets beginning of period.........................................    127,877             0        47,803            0
                                                                          --------      --------      --------      -------
Net assets end of period*..............................................   $292,037      $127,877      $ 92,610      $47,803
                                                                          ========      ========      ========      =======
Unit transactions:
Units outstanding beginning of period..................................     12,345             0         5,274            0
Units issued during the period.........................................     23,812        12,801        12,354        5,933
Units redeemed during the period.......................................     (4,312)         (456)       (3,422)        (659)
                                                                          --------      --------      --------      -------
Units outstanding end of period........................................     31,845        12,345        14,206        5,274
                                                                          ========      ========      ========      =======
----------
*Includes undistributed net investment income of:                         $ 22,894      $  4,536      $ 11,132      $ 2,638
                                                                          ========      ========      ========      =======

** Commencement of operations

                      See notes to financial statements.

                                           MONY Custom Equity Master
--------------------------------------------------------------------------------------------------------------
                                         Enterprise Accumulation Trust
--------------------------------------------------------------------------------------------------------------
        High Yield                                              Growth and                 Small Company
           Bond                       Growth                      Income                      Growth
        Subaccount                  Subaccount                  Subaccount                  Subaccount
--------------------------  --------------------------  --------------------------  --------------------------
             For the period              For the period              For the period              For the period
For the year June 8, 2000** For the year May 3, 2000**  For the year May 3, 2000**  For the year May 3, 2000**
   ended        through        ended        through        ended        through        ended        through
December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
    2001          2000          2001          2000          2001          2000          2001          2000
------------ -------------- ------------ -------------- ------------ -------------- ------------ --------------
  $  3,504      $   158      $     832      $    586     $   2,339      $     14      $  7,842      $    166
      (279)         (35)       (18,278)       (1,540)      (15,933)          (72)      (10,901)          282
    (1,717)         (70)       (12,826)        4,466       (14,041)       (1,491)        9,613        (1,738)
  --------      -------      ---------      --------     ---------      --------      --------      --------
     1,508           53        (30,272)        3,512       (27,635)       (1,549)        6,554        (1,290)
  --------      -------      ---------      --------     ---------      --------      --------      --------
    76,810       15,182        515,492       240,695       521,272       100,715       238,098       105,946
   (12,573)        (912)      (117,820)      (17,177)     (105,992)      (11,039)      (54,202)       (8,531)
  --------      -------      ---------      --------     ---------      --------      --------      --------
    64,237       14,270        397,672       223,518       415,280        89,676       183,896        97,415
  --------      -------      ---------      --------     ---------      --------      --------      --------
    65,745       14,323        367,400       227,030       387,645        88,127       190,450        96,125
    14,323            0        227,030             0        88,127             0        96,125             0
  --------      -------      ---------      --------     ---------      --------      --------      --------
  $ 80,068      $14,323      $ 594,430      $227,030     $ 475,772      $ 88,127      $286,575      $ 96,125
  ========      =======      =========      ========     =========      ========      ========      ========
     1,453            0         23,359             0         8,752             0         9,464             0
     7,462        1,543         60,795        25,155        56,790         9,822        25,927        10,293
    (1,220)         (90)       (13,953)       (1,796)      (11,736)       (1,070)       (5,952)         (829)
  --------      -------      ---------      --------     ---------      --------      --------      --------
     7,695        1,453         70,201        23,359        53,806         8,752        29,439         9,464
  ========      =======      =========      ========     =========      ========      ========      ========

  $  3,662      $   158      $   1,418      $    586     $   2,353      $     14      $  8,008      $    166
  ========      =======      =========      ========     =========      ========      ========      ========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                    MONY Custom Equity Master
                                                                     ------------------------------------------------------
                                                                                  Enterprise Accumulation Trust
                                                                     ------------------------------------------------------
                                                                               Equity                      Capital
                                                                               Income                   Appreciation
                                                                             Subaccount                  Subaccount
                                                                     --------------------------  --------------------------
                                                                                  For the period              For the period
                                                                     For the year May 18, 2000** For the year May 4, 2000**
                                                                        ended        through        ended        through
                                                                     December 31,  December 31,  December 31,  December 31,
                                                                         2001          2000          2001          2000
                                                                     ------------ -------------- ------------ --------------
From operations:
 Net investment income (loss).......................................   $    511      $    (2)      $    715      $  2,894
 Net realized gain (loss) on investments............................     (1,072)          70        (22,752)         (683)
 Net change in unrealized appreciation (depreciation) of investments     (4,337)       1,016         (7,298)       (9,478)
                                                                       --------      -------       --------      --------
Net increase (decrease) in net assets resulting from operations.....     (4,898)       1,084        (29,335)       (7,267)
                                                                       --------      -------       --------      --------
From unit transactions:
 Net proceeds from the issuance of units............................     80,770       30,826        223,818       136,240
 Net asset value of units redeemed or used to meet contract
   obligations......................................................    (18,589)      (2,568)       (54,654)      (11,425)
                                                                       --------      -------       --------      --------
Net increase from unit transactions.................................     62,181       28,258        169,164       124,815
                                                                       --------      -------       --------      --------
Net increase in net assets..........................................     57,283       29,342        139,829       117,548
Net assets beginning of period......................................     29,342            0        117,548             0
                                                                       --------      -------       --------      --------
Net assets end of period*...........................................   $ 86,625      $29,342       $257,377      $117,548
                                                                       ========      =======       ========      ========
Unit transactions:
Units outstanding beginning of period...............................      2,818            0         12,316             0
Units issued during the period......................................      8,493        3,077         28,080        13,448
Units redeemed during the period....................................     (1,955)        (259)        (6,931)       (1,132)
                                                                       --------      -------       --------      --------
Units outstanding end of period.....................................      9,356        2,818         33,465        12,316
                                                                       ========      =======       ========      ========
----------
*Includes undistributed net investment income (loss) of:               $    509      $    (2)      $  3,609      $  2,894
                                                                       ========      =======       ========      ========

** Commencement of operations

                      See notes to financial statements.

                                                   MONY Custom Equity Master
-------------------------------------------------------------------------------------------------------------------------------
                                   Enterprise Accumulation Trust
---------------------------------------------------------------------------------------------------
                                                                                                               Dreyfus
         Multi-Cap                                         Emerging      Worldwide       Mid-Cap                Stock
          Growth                     Balanced             Countries        Growth         Growth                Index
        Subaccount                  Subaccount            Subaccount     Subaccount     Subaccount           Subaccount
--------------------------  --------------------------  -------------- -------------- -------------- --------------------------
             For the period              For the period For the period For the period For the period              For the period
For the year May 3, 2000**  For the year May 16, 2000** June 8, 2001** June 8, 2001** June 8, 2001** For the year May 3, 2000**
   ended        through        ended        through        through        through        through        ended        through
December 31,  December 31,  December 31,  December 31,   December 31,   December 31,   December 31,  December 31,  December 31,
    2001          2000          2001          2000           2001           2001           2001          2001          2000
------------ -------------- ------------ -------------- -------------- -------------- -------------- ------------ --------------
  $   (907)     $   (112)     $    569      $    17         $   (2)        $   (3)       $    (9)     $   7,130      $  3,833
   (41,378)       (2,328)         (612)        (112)           (40)           (98)          (293)       (30,637)       (1,247)
     9,788       (23,583)          825          229            152            130            901        (15,177)      (13,573)
  --------      --------      --------      -------         ------         ------        -------      ---------      --------
   (32,497)      (26,023)          782          134            110             29            599        (38,684)      (10,987)
  --------      --------      --------      -------         ------         ------        -------      ---------      --------
   343,187       195,640        76,777        7,677          1,757          4,723         12,526        587,939       248,777

   (77,595)      (17,313)      (23,620)      (1,041)          (236)          (682)        (1,358)      (123,130)      (18,450)
  --------      --------      --------      -------         ------         ------        -------      ---------      --------
   265,592       178,327        53,157        6,636          1,521          4,041         11,168        464,809       230,327
  --------      --------      --------      -------         ------         ------        -------      ---------      --------
   233,095       152,304        53,939        6,770          1,631          4,070         11,767        426,125       219,340
   152,304             0         6,770            0              0              0              0        219,340             0
  --------      --------      --------      -------         ------         ------        -------      ---------      --------
  $385,399      $152,304      $ 60,709      $ 6,770         $1,631         $4,070        $11,767      $ 645,465      $219,340
  ========      ========      ========      =======         ======         ======        =======      =========      ========
    19,707             0           682            0              0              0              0         23,366             0
    52,586        21,605         8,226          789            197            542          1,643         69,968        25,237
   (12,023)       (1,898)       (2,528)        (107)           (28)           (79)          (177)       (14,750)       (1,871)
  --------      --------      --------      -------         ------         ------        -------      ---------      --------
    60,270        19,707         6,380          682            169            463          1,466         78,584        23,366
  ========      ========      ========      =======         ======         ======        =======      =========      ========

  $ (1,019)     $   (112)     $    586      $    17         $   (2)        $   (3)       $    (9)     $  10,963      $  3,833
  ========      ========      ========      =======         ======         ======        =======      =========      ========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                                    MONY Custom Equity Master
                                                                     ------------------------------------------------------
                                                                                                 Fidelity Variable Insurance
                                                                                                       Products Funds
                                                                                                 --------------------------
                                                                               Dreyfus
                                                                              Socially                       VIP
                                                                         Responsible Growth                Growth
                                                                             Subaccount                  Subaccount
                                                                     --------------------------  --------------------------
                                                                                  For the period              For the period
                                                                     For the year May 11, 2000** For the year May 3, 2000**
                                                                        ended        through        ended        through
                                                                     December 31,  December 31,  December 31,  December 31,
                                                                         2001          2000          2001          2000
                                                                     ------------ -------------- ------------ --------------
From operations:
 Net investment income (loss).......................................   $   (140)     $   141      $  10,264      $   (119)
 Net realized loss on investments...................................     (8,248)        (249)       (45,170)         (949)
 Net change in unrealized appreciation (depreciation) of investments     (3,277)      (2,438)        (7,814)      (16,097)
                                                                       --------      -------      ---------      --------
Net decrease in net assets resulting from operations................    (11,665)      (2,546)       (42,720)      (17,165)
                                                                       --------      -------      ---------      --------
From unit transactions:
 Net proceeds from the issuance of units............................     91,828       26,874        434,904       161,406
 Net asset value of units redeemed or used to meet contract
   obligations......................................................    (18,864)      (2,934)      (102,004)      (11,001)
                                                                       --------      -------      ---------      --------
Net increase from unit transactions.................................     72,964       23,940        332,900       150,405
                                                                       --------      -------      ---------      --------
Net increase in net assets..........................................     61,299       21,394        290,180       133,240
Net assets beginning of period......................................     21,394            0        133,240             0
                                                                       --------      -------      ---------      --------
Net assets end of period*...........................................   $ 82,693      $21,394      $ 423,420      $133,240
                                                                       ========      =======      =========      ========
Unit transactions:
Units outstanding beginning of period...............................      2,344            0         14,902             0
Units issued during the period......................................     11,940        2,640         56,380        16,021
Units redeemed during the period....................................     (2,536)        (296)       (13,506)       (1,119)
                                                                       --------      -------      ---------      --------
Units outstanding end of period.....................................     11,748        2,344         57,776        14,902
                                                                       ========      =======      =========      ========
----------
*Includes undistributed net investment income (loss) of:               $      1      $   141      $  10,145      $   (119)
                                                                       ========      =======      =========      ========

** Commencement of operations

                      See notes to financial statements.

                                           MONY Custom Equity Master
--------------------------------------------------------------------------------------------------------------
      Fidelity Variable Insurance Products Funds                          Janus Aspen Series
------------------------------------------------------  ------------------------------------------------------
          VIP II                      VIP III                   Aggressive
        Contrafund             Growth Opportunities               Growth                     Balanced
        Subaccount                  Subaccount                  Subaccount                  Subaccount
--------------------------  --------------------------  --------------------------  --------------------------
             For the period              For the period              For the period              For the period
For the year May 17, 2000** For the year May 11, 2000** For the year May 3, 2000**  For the year May 5, 2000**
   ended        through        ended        through        ended        through        ended        through
December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
    2001          2000          2001          2000          2001          2000          2001          2000
------------ -------------- ------------ -------------- ------------ -------------- ------------ --------------
  $  5,232      $   (159)     $    (77)     $   (23)     $    (951)     $  2,208      $  4,996      $ 1,471
   (20,592)         (266)       (4,908)        (295)       (89,137)       (6,299)       (5,465)        (896)
    (7,442)       (6,320)        1,115       (2,170)       (23,785)      (34,119)       (5,338)      (1,660)
  --------      --------      --------      -------      ---------      --------      --------      -------
   (22,802)       (6,745)       (3,870)      (2,488)      (113,873)      (38,210)       (5,807)      (1,085)
  --------      --------      --------      -------      ---------      --------      --------      -------
   241,564       179,578        54,447       33,729        465,872       206,852       228,701       87,686
   (65,363)       (9,666)      (15,463)      (2,991)       (99,638)      (19,704)      (54,763)      (6,083)
  --------      --------      --------      -------      ---------      --------      --------      -------
   176,201       169,912        38,984       30,738        366,234       187,148       173,938       81,603
  --------      --------      --------      -------      ---------      --------      --------      -------
   153,399       163,167        35,114       28,250        252,361       148,938       168,131       80,518
   163,167             0        28,250            0        148,938             0        80,518            0
  --------      --------      --------      -------      ---------      --------      --------      -------
  $316,566      $163,167      $ 63,364      $28,250      $ 401,299      $148,938      $248,649      $80,518
  ========      ========      ========      =======      =========      ========      ========      =======
    17,007             0         3,045            0         20,212             0         8,160            0
    28,573        17,987         6,917        3,345         90,124        22,314        24,202        8,768
    (7,791)         (980)       (1,950)        (300)       (20,025)       (2,102)       (5,835)        (608)
  --------      --------      --------      -------      ---------      --------      --------      -------
    37,789        17,007         8,012        3,045         90,311        20,212        26,527        8,160
  ========      ========      ========      =======      =========      ========      ========      =======

  $  5,073      $   (159)     $   (100)     $   (23)     $   1,257      $  2,208      $  6,467      $ 1,471
  ========      ========      ========      =======      =========      ========      ========      =======

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                        MONY Custom Equity Master
                                           ----------------------------------------------------------------------------------
                                                             Janus Aspen Series
                                           ------------------------------------------------------
                                                     Capital                    Worldwide
                                                  Appreciation                   Growth
                                                   Subaccount                  Subaccount                     Total
                                           --------------------------  --------------------------  --------------------------
                                                        For the period              For the period
                                           For the year May 3, 2000**  For the year May 3, 2000**  For the year For the period
                                              ended        through        ended        through        ended         ended
                                           December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
                                               2001          2000          2001          2000          2001          2000
                                           ------------ -------------- ------------ -------------- ------------ --------------
From operations:
 Net investment income....................   $  2,383      $    713     $     838      $  2,197    $   222,202    $   40,491
 Net realized loss on investments.........    (34,995)       (1,427)      (50,896)       (3,594)      (521,460)      (30,335)
 Net change in unrealized depreciation of
   investments............................    (13,217)      (18,689)      (28,133)      (26,183)      (255,895)     (193,394)
                                             --------      --------     ---------      --------    -----------    ----------
Net decrease in net assets resulting from
  operations..............................    (45,829)      (19,403)      (78,191)      (27,580)      (555,153)     (183,238)
                                             --------      --------     ---------      --------    -----------    ----------
From unit transactions:
 Net proceeds from the issuance of units..    273,738       177,591       404,800       273,335      8,085,547     3,197,418
 Net asset value of units redeemed or used
   to meet contract obligations...........    (69,512)      (15,463)     (102,101)      (15,569)    (1,991,711)     (580,921)
                                             --------      --------     ---------      --------    -----------    ----------
Net increase from unit transactions.......    204,226       162,128       302,699       257,766      6,093,836     2,616,497
                                             --------      --------     ---------      --------    -----------    ----------
Net increase in net assets................    158,397       142,725       224,508       230,186      5,538,683     2,433,259
Net assets beginning of period............    142,725             0       230,186             0      2,433,259             0
                                             --------      --------     ---------      --------    -----------    ----------
Net assets end of period*.................   $301,122      $142,725     $ 454,694      $230,186    $ 7,971,942    $2,433,259
                                             ========      ========     =========      ========    ===========    ==========
Unit transactions:
Units outstanding beginning of period.....     17,106             0        27,835             0
Units issued during the period............     39,167        18,775        58,551        29,513
Units redeemed during the period..........    (10,020)       (1,669)      (15,226)       (1,678)
                                             --------      --------     ---------      --------
Units outstanding end of period...........     46,253        17,106        71,160        27,835
                                             ========      ========     =========      ========
----------
*Includes undistributed net investment
 income of:                                  $  3,096      $    713     $   3,035      $  2,197    $   262,693    $   40,491
                                             ========      ========     =========      ========    ===========    ==========

** Commencement of operations

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS

1.  Organization and Business:

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master). These policies are issued by MONY. For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

   There are twenty-eight MONY Custom Equity Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). Certain subaccounts of MONY Custom Equity Master commenced operations during the year ended December 31, 2000, and the remaining subaccounts commenced operations during the period ended December 31, 2001. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY to the policyholders.

2.  Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distribution of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3.  Related Party Transactions:

   MONY is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes for all of the MONY Custom Equity Master Subaccounts for the period ended December 31, 2001 aggregated $1,649,039.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Equity Master subaccounts. As MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY and MONY America receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2001, MONY received $2,565 in connection with MONY Custom Equity Master subaccounts.

4.  Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended December 31, 2001 were as follows:

                                               Cost of Shares
                                                  Acquired
                                                 (Excludes     Proceeds from
  MONY Custom Equity Master Subaccounts        Reinvestments) Shares Redeemed
  -------------------------------------        -------------- ---------------

  MONY Series Fund, Inc.
  Intermediate Term Bond Portfolio............   $   55,653     $   13,077
  Long Term Bond Portfolio....................       72,394         24,385
  Government Securities Portfolio.............       96,470         19,299
  Money Market Portfolio......................    2,861,073      1,619,324

  Enterprise Accumulation Trust
  Equity Portfolio............................      646,196        158,729
  Small Company Value Portfolio...............      247,004         63,061
  Managed Portfolio...........................      231,817         46,517
  International Growth Portfolio..............       89,632         28,195
  High Yield Bond Portfolio...................       78,829         14,728
  Growth Portfolio............................      541,332        145,080
  Growth and Income Portfolio.................      541,854        127,555
  Small Company Growth Portfolio..............      246,690         63,433

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


4.  Investment Transactions: (continued)

                                               Cost of Shares
                                                  Acquired
                                                 (Excludes     Proceeds from
  MONY Custom Equity Master Subaccounts        Reinvestments) Shares Redeemed
  -------------------------------------        -------------- ---------------
  Equity Income Portfolio.....................    $ 95,983       $ 33,987
  Capital Appreciation Portfolio..............     231,402         62,913
  Multi-Cap Growth Portfolio..................     357,422         92,771
  Balanced Portfolio..........................      93,193         40,147
  Emerging Countries Portfolio................       1,922            403
  Worldwide Growth Portfolio..................       4,780            741
  Mid-Cap Growth Portfolio....................      13,175          2,014

  Dreyfus
  Dreyfus Stock Index Fund....................     621,460        158,101
  Dreyfus Socially Responsible Growth Fund,
    Inc.......................................     113,557         40,786

  Fidelity Variable Insurance Products Funds
  VIP Growth Portfolio........................     456,240        124,055
  VIP II Contrafund Portfolio.................     261,609         86,299
  VIP III Growth Opportunities Portfolio......      62,330         23,498

  Janus Aspen Series
  Aggressive Growth Portfolio.................     496,559        131,304
  Balanced Portfolio..........................     241,901         68,586
  Capital Appreciation Portfolio..............     301,538         98,151
  Worldwide Growth Portfolio..................     432,038        130,624

5.  Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2001:

                                                 At December 31, 2001      For the period ended December 31, 2001
                                             ----------------------------- -------------------------------------
                                                                           Investment
                                                                Net Assets   Income             Expense   Total
MONY Custom Equity Master Subaccounts         Units  Unit Value  (000's)     Ratio*             Ratio** Return***
-------------------------------------        ------- ---------- ---------- ----------           ------- ---------

MONY Series Fund, Inc.
Intermediate Term Bond Subaccount...........   5,383   $11.38     $   61      2.71%              0.35%     8.17%
Long Term Bond Subaccount...................   5,166    11.65         60      3.22               0.35      5.91
Government Securities Subaccount............   7,316    11.62         85      1.52               0.35      6.22
Money Market Subaccount..................... 121,626    10.70      1,301      3.02               0.35      3.48

Enterprise Accumulation Trust
Equity Subaccount...........................  93,665     6.87        643      0.00               0.35    (19.08)
Small Company Value Subaccount..............  22,978    11.08        255      0.31               0.35      4.82
Managed Subaccount..........................  31,845     9.17        292      2.72               0.35    (11.49)
International Growth Subaccount.............  14,206     6.52         93      0.82               0.35    (28.04)
High Yield Bond Subaccount..................   7,695    10.40         80      8.81               0.35      5.48
Growth Subaccount...........................  70,201     8.47        594      0.56               0.35    (12.86)
Growth and Income Subaccount................  53,806     8.84        476      1.16               0.35    (12.21)
Small Company Growth Subaccount.............  29,439     9.73        287      0.00               0.35     (4.23)
Equity Income Subaccount....................   9,356     9.26         87      1.30               0.35    (11.05)

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights: (continued)

                                                 At December 31, 2001     For the period ended December 31, 2001
                                             ---------------------------- -----------------------------------
                                                                          Investment
                                                               Net Assets   Income            Expense    Total
MONY Custom Equity Master Subaccounts        Units  Unit Value  (000's)     Ratio*            Ratio**  Return***
-------------------------------------        ------ ---------- ---------- ----------          -------  ---------
Capital Appreciation Subaccount............. 33,465   $7.69       $257       0.74%             0.35%    (19.39)%
Multi-Cap Growth Subaccount................. 60,270    6.39        385       0.00              0.35     (17.34)
Balanced Subaccount.........................  6,380    9.52         61       2.07              0.35      (4.13)
Emerging Countries Subaccount (1)...........    169    9.61          2       0.00(/\)          0.35(/\)  (3.90)
Worldwide Growth Subaccount (1).............    463    8.80          4       0.00(/\)          0.35(/\) (12.00)
Mid-Cap Growth Subaccount (1)...............  1,466    8.03         12       0.00(/\)          0.35(/\) (19.70)

Dreyfus
Dreyfus Stock Index Subaccount.............. 78,584    8.21        645       1.28              0.35     (12.57)
Dreyfus Socially Responsible Growth
  Subaccount................................ 11,748    7.04         83       0.09              0.35     (22.89)

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount....................... 57,776    7.33        423       0.00              0.35     (18.01)
VIP II Contrafund Subaccount................ 37,789    8.38        317       0.51              0.35     (12.62)
VIP III Growth Opportunities Subaccount.....  8,012    7.91         63       0.16              0.35     (14.76)

Janus Aspen Series
Aggressive Growth Subaccount................ 90,311    4.44        401       0.00              0.35     (39.76)
Balanced Subaccount......................... 26,527    9.37        249       3.19              0.35      (5.07)
Capital Appreciation Subaccount............. 46,253    6.51        301       1.41              0.35     (21.94)
Worldwide Growth Subaccount................. 71,160    6.39        455       0.59              0.35     (22.73)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\) Annualized
(1) For the period June 8, 2001 (commencement of operations) through December 31, 2001.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account L -- MONY Custom Estate Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Custom Estate Master's Subaccounts of MONY Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001

                                           MONY Custom Estate Master
                                 ---------------------------------------------
                                            MONY Series Fund, Inc.
                                 ---------------------------------------------
                                 Intermediate Long Term  Government   Money
                                  Term Bond      Bond    Securities   Market
                                  Subaccount  Subaccount Subaccount Subaccount
                                 ------------ ---------- ---------- ----------
             ASSETS
  Shares held in respective
    Funds.......................        87         851        394     383,134
                                    ======     =======     ======    ========
  Investments at cost...........    $  962     $11,059     $4,426    $383,134
                                    ======     =======     ======    ========
  Investments in respective
    Funds, at net asset value...    $  975     $11,384     $4,520    $383,134
  Amount due from MONY..........         0           0          0           0
                                    ------     -------     ------    --------
         Total assets...........       975      11,384      4,520     383,134
                                    ------     -------     ------    --------
           LIABILITIES
  Amount due to respective Funds         0           0          0           0
  Amount due to MONY............         0           2          1          65
                                    ------     -------     ------    --------
         Total liabilities......         0           2          1          65
                                    ------     -------     ------    --------
  Net assets....................    $  975     $11,382     $4,519    $383,069
                                    ======     =======     ======    ========
  Net assets consist of:
    Contractholders' net
     payments...................    $  960     $10,529     $4,417    $374,468
    Undistributed net
     investment income (loss)...        (1)        488          5       8,601
    Accumulated net realized
     gain on investments........         3          40          3           0
    Net unrealized appreciation
     of investments.............        13         325         94           0
                                    ------     -------     ------    --------
  Net assets....................    $  975     $11,382     $4,519    $383,069
                                    ======     =======     ======    ========
  Number of units outstanding*..        93       1,011        434      35,225
                                    ------     -------     ------    --------
  Net asset value per unit
    outstanding*................    $10.52     $ 11.26     $10.41    $  10.88
                                    ======     =======     ======    ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001


                                           MONY Custom Estate Master
                               ------------------------------------------------
                                         Enterprise Accumulation Trust
                               ------------------------------------------------
                                          Small Company            International
                                 Equity       Value      Managed      Growth
                               Subaccount  Subaccount   Subaccount  Subaccount
                               ---------- ------------- ---------- -------------
           ASSETS
Shares held in respective
  Funds.......................     3,154       2,278         732        5,666
                                ========     =======     =======      =======
Investments at cost...........  $ 65,240     $51,889     $15,805      $32,085
                                ========     =======     =======      =======
Investments in respective
  Funds, at net asset value...  $ 54,690     $44,630     $14,356      $24,535
Amount due from MONY..........         0           6           0            6
                                --------     -------     -------      -------
       Total assets...........    54,690      44,636      14,356       24,541
                                --------     -------     -------      -------
         LIABILITIES
Amount due to respective Funds         0           6           0            6
Amount due to MONY............        10           8           2            4
                                --------     -------     -------      -------
       Total liabilities......        10          14           2           10
                                --------     -------     -------      -------
Net assets....................  $ 54,680     $44,622     $14,354      $24,531
                                ========     =======     =======      =======
Net assets consist of:
  Contractholders' net
   payments...................  $ 60,510     $43,400     $14,987      $30,533
  Undistributed net
   investment income (loss)...    10,865      11,550       1,707        2,855
  Accumulated net realized
   gain (loss) on investments.    (6,145)     (3,069)       (891)      (1,307)
  Net unrealized appreciation
   (depreciation) of
   investments................   (10,550)     (7,259)     (1,449)      (7,550)
                                --------     -------     -------      -------
Net assets....................  $ 54,680     $44,622     $14,354      $24,531
                                ========     =======     =======      =======
Number of units outstanding*..     6,726       4,236       1,617        4,047
                                --------     -------     -------      -------
Net asset value per unit
  outstanding*................  $   8.13     $ 10.54     $  8.88      $  6.06
                                ========     =======     =======      =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                            MONY Custom Estate Master
--------------------------------------------------------------------------------
                          Enterprise Accumulation Trust
--------------------------------------------------------------------------------
High Yield            Growth and Small Company   Equity     Capital    Multi-Cap
   Bond      Growth     Income      Growth       Income   Appreciation   Growth
Subaccount Subaccount Subaccount  Subaccount   Subaccount  Subaccount  Subaccount
---------- ---------- ---------- ------------- ---------- ------------ ----------
   2,342     11,491      5,761        3,652       2,480       4,779       6,288
 =======    =======    =======      =======     =======     =======     =======
 $10,770    $63,063    $33,507      $28,571     $12,949     $31,076     $58,881
 =======    =======    =======      =======     =======     =======     =======
 $10,162    $59,870    $31,164      $28,741     $12,451     $27,194     $53,004
       0          0          0            6           0           6           6
 -------    -------    -------      -------     -------     -------     -------
  10,162     59,870     31,164       28,747      12,451      27,200      53,010
 -------    -------    -------      -------     -------     -------     -------
       0          0          0            6           0           6           6
       2         10          5            5           2           5           9
 -------    -------    -------      -------     -------     -------     -------
       2         10          5           11           2          11          15
 -------    -------    -------      -------     -------     -------     -------
 $10,160    $59,860    $31,159      $28,736     $12,449     $27,189     $52,995
 =======    =======    =======      =======     =======     =======     =======
 $ 9,848    $65,637    $33,945      $27,897     $12,675     $31,855     $63,241
     972        262        170          842          77         556        (170)
     (52)    (2,846)      (613)        (173)        195      (1,340)     (4,199)
    (608)    (3,193)    (2,343)         170        (498)     (3,882)     (5,877)
 -------    -------    -------      -------     -------     -------     -------
 $10,160    $59,860    $31,159      $28,736     $12,449     $27,189     $52,995
 =======    =======    =======      =======     =======     =======     =======
   1,004      7,125      3,587        2,949       1,282       3,721       9,181
 -------    -------    -------      -------     -------     -------     -------
 $ 10.12    $  8.40    $  8.69      $  9.74     $  9.71     $  7.31     $  5.77
 =======    =======    =======      =======     =======     =======     =======

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001


                                              MONY Custom Estate Master
                                 ---------------------------------------------------
                                 Enterprise Accumulation Trust
                                 -----------------------------
                                                                           Dreyfus
                                                               Dreyfus    Socially
                                                    Mid-Cap     Stock    Responsible
                                  Balanced           Growth     Index      Growth
                                 Subaccount        Subaccount Subaccount Subaccount
                                 ----------        ---------- ---------- -----------
             ASSETS
  Shares held in respective
    Funds.......................       80                 2      2,844         552
                                   ======            ======    =======     =======
  Investments at cost...........   $  379            $   14    $90,984     $16,187
                                   ======            ======    =======     =======
  Investments in respective
    Funds, at net asset value...   $  391            $   14    $83,515     $14,729
  Amount due from MONY..........        0                 0          0           0
                                   ------            ------    -------     -------
         Total assets...........      391                14     83,515      14,729
                                   ------            ------    -------     -------
           LIABILITIES
  Amount due to respective Funds        0                 0          0           0
  Amount due to MONY............        0                 0         14           2
                                   ------            ------    -------     -------
         Total liabilities......        0                 0         14           2
                                   ------            ------    -------     -------
  Net assets....................   $  391            $   14    $83,501     $14,727
                                   ======            ======    =======     =======
  Net assets consist of:
    Contractholders' net
     payments...................   $  372            $   14    $91,794     $17,740
    Undistributed net
     investment income..........        6                 0      1,425          21
    Accumulated net realized
     gain (loss) on investments.        1                 0     (2,249)     (1,576)
    Net unrealized appreciation
     (depreciation) of
     investments................       12                 0     (7,469)     (1,458)
                                   ------            ------    -------     -------
  Net assets....................   $  391            $   14    $83,501     $14,727
                                   ======            ======    =======     =======
  Number of units outstanding*..       37                 1     10,189       2,190
                                   ------            ------    -------     -------
  Net asset value per unit
    outstanding*................   $10.51            $10.58    $  8.20     $  6.72
                                   ======            ======    =======     =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                     MONY Custom Estate Master
----------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds              Janus Aspen Series
------------------------------------------ --------------------------------------------

                                VIP III
   VIP              VIP II      Growth     Aggressive              Capital    Worldwide
  Growth          Contrafund Opportunities   Growth    Balanced  Appreciation   Growth
Subaccount        Subaccount  Subaccount   Subaccount Subaccount  Subaccount  Subaccount   Total
----------        ---------- ------------- ---------- ---------- ------------ ---------- ----------
   2,085             2,097        1,201       1,583      1,556       2,127       2,361
 =======           =======      =======     =======    =======     =======     =======
 $76,366           $44,987      $18,841     $43,507    $36,460     $52,004     $75,746   $1,258,892
 =======           =======      =======     =======    =======     =======     =======   ==========
 $69,817           $42,059      $18,148     $34,796    $35,119     $44,072     $67,377   $1,170,847
       0                 6            6           6          0           6           6           60
 -------           -------      -------     -------    -------     -------     -------   ----------
  69,817            42,065       18,154      34,802     35,119      44,078      67,383    1,170,907
 -------           -------      -------     -------    -------     -------     -------   ----------
       0                 6            6           6          0           6           6           60
      11                 7            3           6          6           8          11          198
 -------           -------      -------     -------    -------     -------     -------   ----------
      11                13            9          12          6          14          17          258
 -------           -------      -------     -------    -------     -------     -------   ----------
 $69,806           $42,052      $18,145     $34,790    $35,113     $44,064     $67,366   $1,170,649
 =======           =======      =======     =======    =======     =======     =======   ==========
 $78,260           $45,413      $19,521     $52,496    $36,005     $54,461     $81,073   $1,262,051
   1,606               657           80         813        928         557         968       45,840
  (3,511)           (1,090)        (763)     (9,808)      (479)     (3,022)     (6,306)     (49,197)
  (6,549)           (2,928)        (693)     (8,711)    (1,341)     (7,932)     (8,369)     (88,045)
 -------           -------      -------     -------    -------     -------     -------   ----------
 $69,806           $42,052      $18,145     $34,790    $35,113     $44,064     $67,366   $1,170,649
 =======           =======      =======     =======    =======     =======     =======   ==========
   9,189             5,132        2,459       9,449      3,671       7,623      10,066
 -------           -------      -------     -------    -------     -------     -------
 $  7.60           $  8.19      $  7.38     $  3.68    $  9.57     $  5.78     $  6.69
 =======           =======      =======     =======    =======     =======     =======

                                     MONY

                              Variable Account L

                            STATEMENT OF OPERATIONS

                                                          MONY Custom Estate Master
                     ---------------------------------------------------------------------------------------------------
                                        MONY Series Fund, Inc.                         Enterprise Accumulation Trust
                     ------------------------------------------------------------  -------------------------------------
                                                                                                   Small
                       Intermediate     Long Term      Government        Money                    Company
                         Term Bond         Bond        Securities        Market       Equity       Value       Managed
                        Subaccount      Subaccount     Subaccount      Subaccount   Subaccount   Subaccount   Subaccount
                     ----------------- ------------ ----------------- ------------ ------------ ------------ ------------
                      For the period     For the     For the period     For the    For the year For the year For the year
                      April 2, 2001**   year ended  March 14, 2001**   year ended     ended        ended        ended
                          through      December 31,      through      December 31, December 31, December 31, December 31,
                     December 31, 2001     2001     December 31, 2001     2001         2001         2001         2001
                     ----------------- ------------ ----------------- ------------ ------------ ------------ ------------
Dividend income.....        $ 0            $530           $ 12           $6,535      $      0     $    94      $   315
Distribution from
  net realized gains          0               0              0                0         8,790       9,531          755
Mortality and
  expense risk
  charges...........         (1)            (36)            (7)            (708)         (142)       (111)         (40)
                            ---            ----           ----           ------      --------     -------      -------
Net investment
  income (loss).....         (1)            494              5            5,827         8,648       9,514        1,030
                            ---            ----           ----           ------      --------     -------      -------
Realized and
  unrealized gain
  (loss) on
  investments:
  Net realized gain
   (loss) on
   investments......          3              37              3                0        (3,785)       (804)        (835)
  Net change in
   unrealized
   appreciation
   (depreciation)
   of investments...         13              60             94                0        (9,555)     (7,126)        (846)
                            ---            ----           ----           ------      --------     -------      -------
Net realized and
  unrealized gain
  (loss) on
  investments.......         16              97             97                0       (13,340)     (7,930)      (1,681)
                            ---            ----           ----           ------      --------     -------      -------
Net increase
  (decrease) in net
  assets resulting
  from operations...        $15            $591           $102           $5,827      $ (4,692)    $ 1,584      $  (651)
                            ===            ====           ====           ======      ========     =======      =======

----------
** Commencement of operations

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001


                                                           MONY Custom Estate Master
                               --------------------------------------------------------------------------------
                                                         Enterprise Accumulation Trust
                               --------------------------------------------------------------------------------
                                                                     Growth     Small
                               International High Yield               and      Company     Equity     Capital
                                  Growth        Bond      Growth     Income     Growth     Income   Appreciation
                                Subaccount   Subaccount Subaccount Subaccount Subaccount Subaccount  Subaccount
                               ------------- ---------- ---------- ---------- ---------- ---------- ------------
Dividend income...............    $   146      $ 854     $   219    $   242     $   0     $    99     $   160
Distribution from net
  realized gains..............      2,262          0           0          0       883           0           0
Mortality and expense risk
  charges.....................        (72)       (34)       (151)       (78)      (75)        (43)        (78)
                                  -------      -----     -------    -------     -----     -------     -------
Net investment income.........      2,336        820          68        164       808          56          82
                                  -------      -----     -------    -------     -----     -------     -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................     (1,178)       (47)     (2,634)      (617)     (201)        171      (1,204)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (6,782)      (290)     (2,248)    (2,117)      299      (1,073)     (2,724)
                                  -------      -----     -------    -------     -----     -------     -------
Net realized and unrealized
  gain (loss) on investments..     (7,960)      (337)     (4,882)    (2,734)       98        (902)     (3,928)
                                  -------      -----     -------    -------     -----     -------     -------
Net increase (decrease) in
  net assets resulting from
  operations..................    $(5,624)     $(483)    $(4,814)   $(2,570)    $ 906     $  (846)    $(3,846)
                                  =======      =====     =======    =======     =====     =======     =======

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                        MONY Custom Estate Master
                               ---------------------------------------------------------------------------
                                         Enterprise Accumulation Trust
                               --------------------------------------------------
                                                                                                 Dreyfus
                                                                                    Dreyfus      Socially
                                Multi-Cap                           Mid-Cap          Stock     Responsible
                                  Growth        Balanced            Growth           Index        Growth
                                Subaccount     Subaccount         Subaccount       Subaccount   Subaccount
                               ------------ ----------------- ------------------- ------------ ------------
                               For the year  For the period     For the period    For the year For the year
                                  ended      April 2, 2001**  November 21, 2001**    ended        ended
                               December 31,      through            through       December 31, December 31,
                                   2001     December 31, 2001  December 31, 2001      2001         2001
                               ------------ ----------------- ------------------- ------------ ------------
Dividend income...............   $     0           $ 6                $0            $   259      $     9
Distribution from net                                                                   863
  realized gains..............         0             0                 0                               0
Mortality and expense risk                                                             (186)
  charges.....................      (146)            0                 0                             (33)
                                 -------           ---                --            -------      -------
Net investment income (loss)..      (146)            6                 0               936           (24)
                                 -------           ---                --            -------      -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on                                                        (2,187)
   investments................    (3,729)            1                 0                          (1,078)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (1,686)           12                 0             (4,494)        (998)
                                 -------           ---                --            -------      -------
Net realized and unrealized
  gain (loss) on investments..    (5,415)           13                 0             (6,681)      (2,076)
                                 -------           ---                --            -------      -------
Net increase (decrease) in
  net assets resulting from
  operations..................   $(5,561)          $19                $0            $(5,745)     $(2,100)
                                 =======           ===                ==            =======      =======

----------
** Commencement of operations

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001


                                                                     MONY Custom Estate Master
                                ---------------------------------------------------------------------------------------
                                Fidelity Variable Insurance Products Funds              Janus Aspen Series
                                ----------------------------------------- --------------------------------------------
                                                               VIP III
                                   VIP             VIP II      Growth     Aggressive              Capital    Worldwide
                                  Growth         Contrafund Opportunities   Growth    Balanced  Appreciation   Growth
                                Subaccount       Subaccount  Subaccount   Subaccount Subaccount  Subaccount  Subaccount
                                ----------       ---------- ------------- ---------- ---------- ------------ ----------
Dividend income................  $     0          $   154      $    20     $      0   $   803     $   584     $    290
Distribution from net
  realized gains...............    1,639              614            0            0         0           0            0
Mortality and expense risk
  charges......................     (180)             (96)         (42)         (96)      (90)       (130)        (159)
                                 -------          -------      -------     --------   -------     -------     --------
Net investment income (loss)...    1,459              672          (22)         (96)      713         454          131
                                 -------          -------      -------     --------   -------     -------     --------
Realized and unrealized gain
  (loss) on investments:
  Net realized loss on
   investments.................   (3,339)            (855)        (730)      (9,172)     (456)     (2,907)      (4,931)
  Net change in unrealized
   depreciation of investments.   (5,686)          (2,521)        (392)      (3,445)   (1,161)     (5,696)      (5,308)
                                 -------          -------      -------     --------   -------     -------     --------
Net realized and unrealized
  loss on investments..........   (9,025)          (3,376)      (1,122)     (12,617)   (1,617)     (8,603)     (10,239)
                                 -------          -------      -------     --------   -------     -------     --------
Net decrease in net assets
  resulting from operations....  $(7,566)         $(2,704)     $(1,144)    $(12,713)  $  (904)    $(8,149)    $(10,108)
                                 =======          =======      =======     ========   =======     =======     ========







                                  Total
                                ---------
Dividend income................ $  11,331
Distribution from net
  realized gains...............    25,337
Mortality and expense risk
  charges......................    (2,734)
                                ---------
Net investment income (loss)...    33,934
                                ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized loss on
   investments.................   (40,474)
  Net change in unrealized
   depreciation of investments.   (63,670)
                                ---------
Net realized and unrealized
  loss on investments..........  (104,144)
                                ---------
Net decrease in net assets
  resulting from operations.... $ (70,210)
                                =========

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                                                   MONY Custom Estate Master
                               -----------------------------------------------------------------
                                                     MONY Series Fund, Inc.
                               -----------------------------------------------------------------
                                 Intermediate              Long Term               Government
                                   Term Bond                  Bond                 Securities
                                  Subaccount               Subaccount              Subaccount
                               ----------------- -----------------------------  -----------------
                                For the period     For the     For the period    For the period
                                April 2, 2001**   year ended  August 8, 2000**  March 14, 2001**
                                    through      December 31,      through           through
                               December 31, 2001     2001     December 31, 2000 December 31, 2001
                               ----------------- ------------ ----------------- -----------------
From operations:
 Net investment income (loss).      $   (1)        $   494         $   (6)           $    5
 Net realized gain (loss) on
   investments................           3              37              3                 3
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................          13              60            265                94
                                    ------         -------         ------            ------
Net increase (decrease) in
 net assets resulting from
 operations...................          15             591            262               102
                                    ------         -------         ------            ------
From unit transactions:
 Net proceeds from the
   issuance of units..........       1,045           2,505          8,905             5,006
 Net asset value of units
   redeemed or used to meet
   contract obligations.......         (85)           (593)          (288)             (589)
                                    ------         -------         ------            ------
Net increase from unit
 transactions.................         960           1,912          8,617             4,417
                                    ------         -------         ------            ------
Net increase in net assets....         975           2,503          8,879             4,519
Net assets beginning of period           0           8,879              0                 0
                                    ------         -------         ------            ------
Net assets end of period*.....      $  975         $11,382         $8,879            $4,519
                                    ======         =======         ======            ======
Unit transactions:
Units outstanding beginning
 of period....................           0             835              0                 0
Units issued during the period         101             230            864               492
Units redeemed during the
 period.......................          (8)            (54)           (29)              (58)
                                    ------         -------         ------            ------
Units outstanding end of
 period.......................          93           1,011            835               434
                                    ======         =======         ======            ======
----------
*  Includes undistributed net
   investment income (loss)
   of:                              $   (1)        $   488         $   (6)           $    5
                                    ======         =======         ======            ======

** Commencement of operations

                      See notes to financial statements.

                                                  MONY Custom Estate Master
----------------------------------------------------------------------------------------------------------------------------
     MONY Series Fund, Inc.                                     Enterprise Accumulation Trust
-------------------------------  -------------------------------------------------------------------------------------------
             Money                                                      Small Company
             Market                          Equity                         Value                         Managed
           Subaccount                      Subaccount                     Subaccount                     Subaccount
-------------------------------  -----------------------------  -----------------------------  -----------------------------
  For the      For the period      For the     For the period     For the     For the period     For the     For the period
 year ended  February 11, 2000**  year ended  January 4, 2000**  year ended  April 10, 2000**   year ended  April 10, 2000**
December 31,       through       December 31,      through      December 31,      through      December 31,      through
    2001      December 31, 2000      2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000
------------ ------------------- ------------ ----------------- ------------ ----------------- ------------ -----------------
  $  5,827         $ 2,774         $ 8,648         $ 2,217        $ 9,514         $ 2,036        $ 1,030         $  677
         0               0          (3,785)         (2,360)          (804)         (2,265)          (835)           (56)

         0               0          (9,555)           (995)        (7,126)           (133)          (846)          (603)
  --------         -------         -------         -------        -------         -------        -------         ------
     5,827           2,774          (4,692)         (1,138)         1,584            (362)          (651)            18
  --------         -------         -------         -------        -------         -------        -------         ------
   356,079          94,370          56,343          11,044         31,688          16,452         17,719          2,563
   (67,279)         (8,702)         (6,293)           (584)        (4,129)           (611)        (5,076)          (219)
  --------         -------         -------         -------        -------         -------        -------         ------
   288,800          85,668          50,050          10,460         27,559          15,841         12,643          2,344
  --------         -------         -------         -------        -------         -------        -------         ------
   294,627          88,442          45,358           9,322         29,143          15,479         11,992          2,362
    88,442               0           9,322               0         15,479               0          2,362              0
  --------         -------         -------         -------        -------         -------        -------         ------
  $383,069         $88,442         $54,680         $ 9,322        $44,622         $15,479        $14,354         $2,362
  ========         =======         =======         =======        =======         =======        =======         ======
     8,412               0             928               0          1,541               0            236              0
    33,096           9,254           6,560             978          3,125           1,602          1,912            258
    (6,283)           (842)           (762)            (50)          (430)            (61)          (531)           (22)
  --------         -------         -------         -------        -------         -------        -------         ------
    35,225           8,412           6,726             928          4,236           1,541          1,617            236
  ========         =======         =======         =======        =======         =======        =======         ======

  $  8,601         $ 2,774         $10,865         $ 2,217        $11,550         $ 2,036        $ 1,707         $  677
  ========         =======         =======         =======        =======         =======        =======         ======

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                 MONY Custom Estate Master
                               ------------------------------------------------------------
                                               Enterprise Accumulation Trust
                               ------------------------------------------------------------
                                       International                    High Yield
                                           Growth                          Bond
                                         Subaccount                     Subaccount
                               -----------------------------  -----------------------------
                                 For the     For the period     For the     For the period
                                year ended  January 4, 2000**  year ended  August 8, 2000**
                               December 31,      through      December 31,      through
                                   2001     December 31, 2000     2001     December 31, 2000
                               ------------ ----------------- ------------ -----------------
From operations:
 Net investment income........   $ 2,336         $   519        $   820         $  152
 Net realized gain (loss) on
   investments................    (1,178)           (129)           (47)            (5)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (6,782)           (768)          (290)          (318)
                                 -------         -------        -------         ------
Net increase (decrease) in
 net assets resulting from
 operations...................    (5,624)           (378)           483           (171)
                                 -------         -------        -------         ------
From unit transactions:
 Net proceeds from the
   issuance of units..........    17,902          14,909          1,541          9,116
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (1,581)           (697)          (520)          (289)
                                 -------         -------        -------         ------
Net increase (decrease) from
 unit transactions............    16,321          14,212          1,021          8,827
                                 -------         -------        -------         ------
Net increase (decrease) in
 net assets...................    10,697          13,834          1,504          8,656
Net assets beginning of period    13,834               0          8,656              0
                                 -------         -------        -------         ------
Net assets end of period*.....   $24,531         $13,834        $10,160         $8,656
                                 =======         =======        =======         ======
Unit transactions:
Units outstanding beginning
 of period....................     1,641               0            903              0
Units issued during the period     2,656           1,720            153            932
Units redeemed during the
 period.......................      (250)            (79)           (52)           (29)
                                 -------         -------        -------         ------
Units outstanding end of
 period.......................     4,047           1,641          1,004            903
                                 =======         =======        =======         ======
----------
*  Includes undistributed net
   investment income of:         $ 2,855         $   519        $   972         $  152
                                 =======         =======        =======         ======

** Commencement of operations

                      See notes to financial statements.

                                                 MONY Custom Estate Master
---------------------------------------------------------------------------------------------------------------------------
                                               Enterprise Accumulation Trust
---------------------------------------------------------------------------------------------------------------------------
                                         Growth and                    Small Company                      Equity
            Growth                         Income                         Growth                          Income
          Subaccount                     Subaccount                     Subaccount                      Subaccount
-----------------------------  -----------------------------  ------------------------------  -----------------------------
  For the     For the period     For the     For the period     For the      For the period     For the     For the period
 year ended  January 4, 2000**  year ended   May 30, 2000**    year ended  January 14, 2000**  year ended  April 10, 2000**
December 31,      through      December 31,      through      December 31,      through       December 31,      through
    2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000      2001     December 31, 2000
------------ ----------------- ------------ ----------------- ------------ ------------------ ------------ -----------------
  $     68        $   194        $   164         $     6        $   808         $    34         $    56         $    21
    (2,634)          (212)          (617)              4           (201)             28             171              24

    (2,248)          (945)        (2,117)           (226)           299            (129)         (1,073)            575
  --------        -------        -------         -------        -------         -------         -------         -------
    (4,814)          (963)        (2,570)           (216)           906             (67)           (846)            620
  --------        -------        -------         -------        -------         -------         -------         -------
    45,363         34,869         26,778          12,945         19,290          11,855           8,126          14,497
   (11,723)        (2,872)        (4,593)         (1,185)        (2,384)           (864)         (9,172)           (776)
  --------        -------        -------         -------        -------         -------         -------         -------
    33,640         31,997         22,185          11,760         16,906          10,991          (1,046)         13,721
  --------        -------        -------         -------        -------         -------         -------         -------
    28,826         31,034         19,615          11,544         17,812          10,924          (1,892)         14,341
    31,034              0         11,544               0         10,924               0          14,341               0
  --------        -------        -------         -------        -------         -------         -------         -------
  $ 59,860        $31,034        $31,159         $11,544        $28,736         $10,924         $12,449         $14,341
  ========        =======        =======         =======        =======         =======         =======         =======
     3,218              0          1,167               0          1,074               0           1,313               0
     5,303          3,517          2,935           1,285          2,140           1,158             839           1,388
    (1,396)          (299)          (515)           (118)          (265)            (84)           (870)            (75)
  --------        -------        -------         -------        -------         -------         -------         -------
     7,125          3,218          3,587           1,167          2,949           1,074           1,282           1,313
  ========        =======        =======         =======        =======         =======         =======         =======

  $    262        $   194        $   170         $     6        $   842         $    34         $    77         $    21
  ========        =======        =======         =======        =======         =======         =======         =======

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                  MONY Custom Estate Master
                               --------------------------------------------------------------

                                                Enterprise Accumulation Trust
                               --------------------------------------------------------------

                                           Capital                        Multi-Cap
                                        Appreciation                       Growth
                                         Subaccount                      Subaccount
                               ------------------------------  ------------------------------
                                 For the      For the period     For the      For the period
                                year ended  January 14, 2000**  year ended  January 14, 2000**
                               December 31,      through       December 31,      through
                                   2001     December 31, 2000      2001     December 31, 2000
                               ------------ ------------------ ------------ ------------------
From operations:
 Net investment income (loss).   $    82         $   474         $  (146)        $   (24)
 Net realized gain (loss) on
   investments................    (1,204)           (136)         (3,729)           (470)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (2,724)         (1,158)         (1,686)         (4,191)
                                 -------         -------         -------         -------
Net increase (decrease) in
 net assets resulting from
 operations...................    (3,846)           (820)         (5,561)         (4,685)
                                 -------         -------         -------         -------
From unit transactions:
 Net proceeds from the
   issuance of units..........    21,985          14,168          44,917          25,784
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (3,056)         (1,242)         (6,053)         (1,407)
                                 -------         -------         -------         -------
Net increase from unit
 transactions.................    18,929          12,926          38,864          24,377
                                 -------         -------         -------         -------
Net increase in net assets....    15,083          12,106          33,303          19,692
Net assets beginning of period    12,106               0          19,692               0
                                 -------         -------         -------         -------
Net assets end of period*.....   $27,189         $12,106         $52,995         $19,692
                                 =======         =======         =======         =======
Unit transactions:
Units outstanding beginning
 of period....................     1,335               0           2,823               0
Units issued during the period     2,811           1,465           7,402           2,987
Units redeemed during the
 period.......................      (425)           (130)         (1,044)           (164)
                                 -------         -------         -------         -------
Units outstanding end of
 period.......................     3,721           1,335           9,181           2,823
                                 =======         =======         =======         =======
----------
*  Includes undistributed net
   investment income (loss)
   of:                           $   556         $   474         $  (170)        $   (24)
                                 =======         =======         =======         =======

** Commencement of operations

                      See notes to financial statements.

                                                      MONY Custom Estate Master
------------------------------------------------------------------------------------------------------

    Enterprise Accumulation Trust
------------------------------------
                                                 Dreyfus                          Dreyfus
                                                  Stock                          Socially
    Balanced        Mid-Cap Growth                Index                     Responsible Growth
   Subaccount         Subaccount                Subaccount                      Subaccount
----------------- ------------------- -----------------------------  --------------------------------
 For the period     For the period      For the     For the period     For the       For the period
 April 2, 2001**  November 21, 2001**  year ended    May 3, 2000**    year ended  September 13, 2000**
     through            through       December 31,      through      December 31,       through
December 31, 2001  December 31, 2001      2001     December 31, 2000     2001      December 31, 2000
----------------- ------------------- ------------ ----------------- ------------ --------------------
      $  6               $  0           $   936         $   489        $   (24)          $   45
         1                  0            (2,187)            (62)        (1,078)            (498)
        12                  0            (4,494)         (2,975)          (998)            (460)
      ----               ----           -------         -------        -------           ------
        19                  0            (5,745)         (2,548)        (2,100)            (913)
      ----               ----           -------         -------        -------           ------
       434                 28            69,752          31,078         12,202            7,427
       (62)               (14)           (7,098)         (1,938)        (1,622)            (267)
      ----               ----           -------         -------        -------           ------
       372                 14            62,654          29,140         10,580            7,160
      ----               ----           -------         -------        -------           ------
       391                 14            56,909          26,592          8,480            6,247
         0                  0            26,592               0          6,247                0
      ----               ----           -------         -------        -------           ------
      $391               $ 14           $83,501         $26,592        $14,727           $6,247
      ====               ====           =======         =======        =======           ======
         0                  0             2,839               0            717                0
        43                  2             8,193           3,033          1,698              746
        (6)                (1)             (843)           (194)          (225)             (29)
      ----               ----           -------         -------        -------           ------
        37                  1            10,189           2,839          2,190              717
      ====               ====           =======         =======        =======           ======

      $  6               $  0           $ 1,425         $   489        $    21           $   45
      ====               ====           =======         =======        =======           ======


 Fidelity Variable Insurance
        Products Funds
-----------------------------

             VIP
            Growth
          Subaccount
-----------------------------
  For the     For the period
 year ended  January 4, 2000**
December 31,      through
    2001     December 31, 2000
------------ -----------------
  $ 1,459         $  147
   (3,339)          (172)
   (5,686)          (863)
  -------         ------
   (7,566)          (888)
  -------         ------
   77,497          9,608
   (8,000)          (845)
  -------         ------
   69,497          8,763
  -------         ------
   61,931          7,875
    7,875              0
  -------         ------
  $69,806         $7,875
  =======         ======
      850              0
    9,350            931
   (1,011)           (81)
  -------         ------
    9,189            850
  =======         ======

    1,606         $  147
  =======         ======

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                 MONY Custom Estate Master
                               ------------------------------------------------------------
                                        Fidelity Variable Insurance Products Funds
                               ------------------------------------------------------------
                                           VIP II                        VIP III
                                         Contrafund                Growth Opportunities
                                         Subaccount                     Subaccount
                               -----------------------------  -----------------------------
                                 For the     For the period     For the     For the period
                                year ended   July 6, 2000**    year ended  January 4, 2000**
                               December 31,      through      December 31,      through
                                   2001     December 31, 2000     2001     December 31, 2000
                               ------------ ----------------- ------------ -----------------
From operations:
 Net investment income (loss).   $   672         $   (15)       $   (22)        $  102
 Net realized loss on
   investments................      (855)           (235)          (730)           (33)
 Net change in unrealized
   depreciation of investments    (2,521)           (407)          (392)          (301)
                                 -------         -------        -------         ------
Net increase (decrease) in
 net assets resulting from
 operations...................    (2,704)           (657)        (1,144)          (232)
                                 -------         -------        -------         ------
From unit transactions:
 Net proceeds from the
   issuance of units..........    34,282          15,297         16,439          4,853
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (3,472)           (694)        (1,440)          (331)
                                 -------         -------        -------         ------
Net increase from unit
 transactions.................    30,810          14,603         14,999          4,522
                                 -------         -------        -------         ------
Net increase in net assets....    28,106          13,946         13,855          4,290
Net assets beginning of period    13,946               0          4,290              0
                                 -------         -------        -------         ------
Net assets end of period*.....   $42,052         $13,946        $18,145         $4,290
                                 =======         =======        =======         ======
Unit transactions:
Units outstanding beginning
 of period....................     1,486               0            496              0
Units issued during the period     4,057           1,558          2,154            530
Units redeemed during the
 period.......................      (411)            (72)          (191)           (34)
                                 -------         -------        -------         ------
Units outstanding end of
 period.......................     5,132           1,486          2,459            496
                                 =======         =======        =======         ======
----------
*  Includes undistributed net
   investment income (loss)
   of:                           $   657         $   (15)       $    80         $  102
                                 =======         =======        =======         ======

** Commencement of operations

                      See notes to financial statements.

                                                              MONY Custom Estate Master
---------------------------------------------------------------------------------------------------------------------------
                                                    Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------
          Aggressive                                                     Capital                       Worldwide
            Growth                        Balanced                     Appreciation                      Growth
          Subaccount                     Subaccount                     Subaccount                     Subaccount
-----------------------------  -----------------------------  -----------------------------  -----------------------------
  For the     For the period     For the     For the period     For the     For the period     For the     For the period
 year ended   April 7, 2000**   year ended  January 4, 2000**  year ended   April 7, 2000**   year ended  January 4, 2000**
December 31,      through      December 31,      through      December 31,      through      December 31,      through
    2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000     2001     December 31, 2000
------------ ----------------- ------------ ----------------- ------------ ----------------- ------------ -----------------
  $    (96)       $   909        $   713         $  215         $   454         $   103        $    131        $   837
    (9,172)          (636)          (456)           (23)         (2,907)           (115)         (4,931)        (1,375)
    (3,445)        (5,266)        (1,161)          (180)         (5,696)         (2,236)         (5,308)        (3,061)
  --------        -------        -------         ------         -------         -------        --------        -------
   (12,713)        (4,993)          (904)            12          (8,149)         (2,248)        (10,108)        (3,599)
  --------        -------        -------         ------         -------         -------        --------        -------
    40,375         18,599         34,764          6,569          45,861          15,710          62,365         28,087
    (5,189)        (1,289)        (4,874)          (454)         (5,894)         (1,216)         (7,786)        (1,593)
  --------        -------        -------         ------         -------         -------        --------        -------
    35,186         17,310         29,890          6,115          39,967          14,494          54,579         26,494
  --------        -------        -------         ------         -------         -------        --------        -------
    22,473         12,317         28,986          6,127          31,818          12,246          44,471         22,895
    12,317              0          6,127              0          12,246               0          22,895              0
  --------        -------        -------         ------         -------         -------        --------        -------
  $ 34,790        $12,317        $35,113         $6,127         $44,064         $12,246        $ 67,366        $22,895
  ========        =======        =======         ======         =======         =======        ========        =======
     2,017              0            608              0           1,653               0           2,643              0
     8,696          2,178          3,571            652           6,927           1,798           8,523          2,807
    (1,264)          (161)          (508)           (44)           (957)           (145)         (1,100)          (164)
  --------        -------        -------         ------         -------         -------        --------        -------
     9,449          2,017          3,671            608           7,623           1,653          10,066          2,643
  ========        =======        =======         ======         =======         =======        ========        =======

  $    813        $   909        $   928         $  215         $   557         $   103        $    968        $   837
  ========        =======        =======         ======         =======         =======        ========        =======






          Total
------------------------
  For the      For the
 year ended  period ended
December 31, December 31,
    2001         2000
------------ ------------
 $   33,934    $ 11,906
    (40,474)     (8,723)
    (63,670)    (24,375)
 ----------    --------
    (70,210)    (21,192)
 ----------    --------
  1,050,286     408,705
   (168,577)    (28,363)
 ----------    --------
    881,709     380,342
 ----------    --------
    811,499     359,150
    359,150           0
 ----------    --------
 $1,170,649    $359,150
 ==========    ========







 $   45,840    $ 11,906
 ==========    ========

                                     MONY

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS

1. Organization and Business:

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master). These policies are issued by MONY. For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

   There are twenty-six MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). Certain subaccounts of MONY Custom Estate Master commenced operations during the year ended December 31, 2000 and the remaining subaccounts commenced operations during the period ended December 31, 2001. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distribution of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes for all of the MONY Custom Estate Master Subaccounts for the period ended December 31, 2001 aggregated $116,337.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master Subaccounts. As MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY and MONY America receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2001, MONY received $371 in aggregate from certain Funds in connection with MONY Custom Estate Master subaccounts.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended December 31, 2001 were as follows:

                                               Cost of Shares
                                                  Acquired    Proceeds from
                                                 (Excludes       Shares
MONY Custom Estate Master Subaccounts          Reinvestments)   Redeemed
-------------------------------------          -------------- -------------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio..............    $  1,044       $    85
Long Term Bond Portfolio......................       2,514           640
Government Securities Portfolio...............       5,006           595
Money Market Portfolio........................     356,503        68,408

Enterprise Accumulation Trust
Equity Portfolio..............................      58,316         8,405
Small Company Value Portfolio.................      33,678         6,231
Managed Portfolio.............................      17,727         5,124
International Growth Portfolio................      17,939         1,693
High Yield Bond Portfolio.....................       1,540           555
Growth Portfolio..............................      48,473        14,999
Growth and Income Portfolio...................      26,778         4,675
Small Company Growth Portfolio................      19,324         2,497
Equity Income Portfolio.......................       8,126         9,222
Capital Appreciation Portfolio................      22,021         3,175
Multi-Cap Growth Portfolio....................      45,755         7,043
Balanced Portfolio............................         434            62
Mid-Cap Growth Portfolio......................          36            22

Dreyfus
Dreyfus Stock Index Fund......................      70,836         8,377
Dreyfus Socially Responsible Growth Fund, Inc.      13,794         3,250

Fidelity Variable Insurance Products Funds
VIP Growth Portfolio..........................      79,466        10,144
VIP II Contrafund Portfolio...................      34,319         3,609
VIP III Growth Opportunities Portfolio........      17,538         2,580

Janus Aspen Series
Aggressive Growth Portfolio...................      43,057         7,973
Balanced Portfolio............................      34,771         4,969
Capital Appreciation Portfolio................      46,357         6,523
Worldwide Growth Portfolio....................      65,154        10,742

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2001:

                                                                 At December 31, 2001      For the period ended December 31, 2001
                                                            --------------------------     -----------------------------------
                                                                                           Investment
                                                                               Net Assets    Income           Expense     Total
MONY Custom Estate Master Subaccounts                       Units  Unit Values   (000s)      Ratio*           Ratio**   Return***
-------------------------------------                       ------ ----------- ----------  ----------         -------   ---------
MONY Series Fund, Inc.
Intermediate Term Bond Subaccount (1)......................     93   $10.52       $  1        0.00%(/\)        0.35%(/\)   5.20%
Long Term Bond Subaccount..................................  1,011    11.26         11        5.15             0.35        5.93
Government Securities Subaccount (2).......................    434    10.41          5        0.60(/\)         0.35(/\)    4.10
Money Market Subaccount.................................... 35,225    10.88        383        3.23             0.35        3.52

Enterprise Accumulation Trust
Equity Subaccount..........................................  6,726     8.13         55        0.00             0.35      (19.10)
Small Company Value Subaccount.............................  4,236    10.54         45        0.30             0.35        4.88
Managed Subaccount.........................................  1,617     8.88         14        2.76             0.35      (11.38)
International Growth Subaccount............................  4,047     6.06         25        0.71             0.35      (28.11)
High Yield Bond Subaccount.................................  1,004    10.12         10        8.79             0.35        5.53
Growth Subaccount..........................................  7,125     8.40         60        0.51             0.35      (12.86)
Growth and Income Subaccount...............................  3,587     8.69         31        1.09             0.35      (12.13)
Small Company Growth Subaccount............................  2,949     9.74         29        0.00             0.35       (4.23)
Equity Income Subaccount...................................  1,282     9.71         12        0.81             0.35      (11.08)
Capital Appreciation Subaccount............................  3,721     7.31         27        0.72             0.35      (19.40)
Multi-Cap Growth Subaccount................................  9,181     5.77         53        0.00             0.35      (17.34)
Balanced Subaccount (1)....................................     37    10.51          0(/\/\)  2.77(/\)         0.35(/\)    5.10
Mid-Cap Growth Subaccount (3)..............................      1    10.58          0(/\/\)  0.00(/\)         0.35(/\)    5.80

Dreyfus
Dreyfus Stock Index Subaccount............................. 10,189     8.20         84        0.49             0.35      (12.49)
Dreyfus Socially Responsible Growth Subaccount.............  2,190     6.72         15        0.10             0.35      (22.94)

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount......................................  9,189     7.60         70        0.00             0.35      (18.02)
VIP II Contrafund Subaccount...............................  5,132     8.19         42        0.56             0.35      (12.69)
VIP III Growth Opportunities Subaccount....................  2,459     7.38         18        0.17             0.35      (14.78)

Janus Aspen Series
Aggressive Growth Subaccount...............................  9,449     3.68         35        0.00             0.35      (39.67)
Balanced Subaccount........................................  3,671     9.57         35        3.12             0.35       (4.97)
Capital Appreciation Subaccount............................  7,623     5.78         44        1.57             0.35      (22.00)
Worldwide Growth Subaccount................................ 10,066     6.69         67        0.64             0.35      (22.75)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

   recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

***Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.

(/\)   Annualized
(/\/\) Amounts round to less than one thousand dollars

(1) For the period April 2, 2001 (commencement of operations) through December 31, 2001.
(2) For the period March 14, 2001 (commencement of operations) through December 31, 2001.
(3) For the period November 21, 2001 (commencement of operations) through December 31, 2001.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of MONY Variable Account L -- Strategist and MONYEquity Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Strategist's and MONYEquity Master's Subaccounts of MONY Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                                     MONY

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001


                                                                 Strategist
                               -----------------------------------------------------------------------------
                                                      MONY Series Fund, Inc.
                               --------------------------------------------------------------------
                                 Equity     Equity   Intermediate Long Term                Money
                                 Growth     Income    Term Bond      Bond    Diversified   Market
                               Subaccount Subaccount  Subaccount  Subaccount Subaccount  Subaccount  Total
                               ---------- ---------- ------------ ---------- ----------- ---------- --------
           ASSETS
Shares held in respective
  Funds.......................     3,558     2,503         688        1,138      7,918     46,063
                                ========   =======     =======     ========   ========    =======
Investments at cost...........  $ 79,424   $49,531     $ 7,307     $ 13,604   $125,411    $46,063   $321,340
                                ========   =======     =======     ========   ========    =======   ========
Investments in respective
  Funds, at net asset value...  $ 57,278   $40,954     $ 7,758     $ 15,231   $ 87,805    $46,063   $255,089
Amount due from MONY..........         7         7           0            7          0          2         23
Amount due from respective
  Funds.......................       123         8           0            8      1,722          3      1,864
                                --------   -------     -------     --------   --------    -------   --------
       Total assets...........    57,408    40,969       7,758       15,246     89,527     46,068    256,976
                                --------   -------     -------     --------   --------    -------   --------
         LIABILITIES
Amount due to MONY............       140        20           2           13      1,748         17      1,940
Amount due to respective Funds         7         7           0            7          0          2         23
                                --------   -------     -------     --------   --------    -------   --------
       Total liabilities......       147        27           2           20      1,748         19      1,963
                                --------   -------     -------     --------   --------    -------   --------
Net assets....................  $ 57,261   $40,942     $ 7,756     $ 15,226   $ 87,779    $46,049   $255,013
                                ========   =======     =======     ========   ========    =======   ========
Net assets consist of:
  Contractholders' net
   payments...................  $(27,307)  $ 5,221     $(4,445)    $(21,865)  $ 16,742    $16,111   $(15,543)
  Undistributed net
   investment income..........    99,666    40,497      10,528       29,824     98,544     29,938    308,997
  Accumulated net realized
   gain on investments........     7,048     3,801       1,222        5,640     10,099          0     27,810
  Net unrealized appreciation
   (depreciation) of
   investments................   (22,146)   (8,577)        451        1,627    (37,606)         0    (66,251)
                                --------   -------     -------     --------   --------    -------   --------
Net assets....................  $ 57,261   $40,942     $ 7,756     $ 15,226   $ 87,779    $46,049   $255,013
                                ========   =======     =======     ========   ========    =======   ========
Number of units outstanding*..     1,054       815         295          478      2,071      2,246
                                ========   =======     =======     ========   ========    =======
Net asset value per unit
  outstanding*................  $  54.34   $ 50.21     $ 26.31     $  31.82   $  42.39    $ 20.50
                                ========   =======     =======     ========   ========    =======

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001


                                                            MONYEquity Master
                               --------------------------------------------------------------------------
                                          MONY Series Fund, Inc.              Enterprise Accumulation Trust
                               ---------------------------------------------  ----------------------------
                               Government  Intermediate Long Term    Money                    Small Company
                               Securities   Term Bond      Bond      Market      Equity           Value
                               Subaccount   Subaccount  Subaccount Subaccount  Subaccount      Subaccount
                               ----------  ------------ ---------- ----------  -----------    -------------
           ASSETS
Shares held in respective
  Funds.......................    19,036       10,606      21,831    503,416      367,499          221,561
                                ========     ========    ========   ========   ===========     ===========
Investments at cost...........  $208,728     $114,219    $274,319   $503,416  $10,147,830      $ 5,471,084
                                ========     ========    ========   ========   ===========     ===========
Investments in respective
  Funds, at net asset value...  $218,149     $119,526    $292,092   $503,416  $ 6,372,434      $ 4,340,372
Amount due from MONY..........         0            0         101      1,281        6,877            5,011
Amount due from respective
  Funds.......................        35           15          68        135        3,239            2,333
                                --------     --------    --------   --------   -----------     -----------
       Total assets...........   218,184      119,541     292,261    504,832    6,382,550        4,347,716
                                --------     --------    --------   --------   -----------     -----------
         LIABILITIES
Amount due to MONY............       115           59         175        321        5,623            3,907
Amount due to respective Funds         0            0         101      1,281        6,877            5,011
                                --------     --------    --------   --------   -----------     -----------
       Total liabilities......       115           59         276      1,602       12,500            8,918
                                --------     --------    --------   --------   -----------     -----------
Net assets....................  $218,069     $119,482    $291,985   $503,230  $ 6,370,050      $ 4,338,798
                                ========     ========    ========   ========   ===========     ===========
Net assets consist of:
  Contractholders' net
   payments...................  $192,755     $105,937    $252,610   $440,544  $ 7,357,060      $ 3,643,616
  Undistributed net
   investment income (loss)...    16,076        8,828      32,704     62,686    3,575,509        1,919,772
  Accumulated net realized
   gain (loss) on investments.      (183)        (590)    (11,102)         0     (787,123)         (93,878)
  Net unrealized appreciation
   (depreciation) of
   investments................     9,421        5,307      17,773          0   (3,775,396)      (1,130,712)
                                --------     --------    --------   --------   -----------     -----------
Net assets....................  $218,069     $119,482    $291,985   $503,230  $ 6,370,050      $ 4,338,798
                                ========     ========    ========   ========   ===========     ===========
Number of units outstanding*..    16,863        9,128      21,528     40,522      532,023          204,616
                                ========     ========    ========   ========   ===========     ===========
Net asset value per unit
  outstanding*................  $  12.93     $  13.09    $  13.56   $  12.42  $     11.97      $     21.20
                                ========     ========    ========   ========   ===========     ===========

----------
*  Units outstanding have been rounded for presentation purposes.
** Amounts round to less than one.

                      See notes to financial statements.

                                        MONYEquity Master
------------------------------------------------------------------------------------------------
                                  Enterprise Accumulation Trust
------------------------------------------------------------------------------------------------
             International High Yield            Growth and   Capital
 Managed        Growth        Bond      Growth     Income   Appreciation  Balanced  Equity Income
Subaccount    Subaccount   Subaccount Subaccount Subaccount  Subaccount  Subaccount  Subaccount
-----------  ------------- ---------- ---------- ---------- ------------ ---------- -------------
    436,998      270,358     137,761     46,563    103,772      15,628         0**        430
===========   ==========    ========   ========   ========    ========     =====       ======
$11,529,170   $1,797,787    $655,293   $269,304   $641,764    $105,746     $   1       $2,060
===========   ==========    ========   ========   ========    ========     =====       ======
$ 8,565,159   $1,170,648    $597,883   $242,595   $561,409    $ 88,924     $   1       $2,160
      8,316           60          28          0          0           0         0            0
      4,342          736         319          0          0           0         0            0
-----------   ----------    --------   --------   --------    --------     -----       ------
  8,577,817    1,171,444     598,230    242,595    561,409      88,924         1        2,160
-----------   ----------    --------   --------   --------    --------     -----       ------
      7,487        1,160         539         89        205          32         0            1
      8,316           60          28          0          0           0         0            0
-----------   ----------    --------   --------   --------    --------     -----       ------
     15,803        1,220         567         89        205          32         0            1
-----------   ----------    --------   --------   --------    --------     -----       ------
$ 8,562,014   $1,170,224    $597,663   $242,506   $561,204    $ 88,892     $   1       $2,159
===========   ==========    ========   ========   ========    ========     =====       ======
$ 8,645,920   $1,490,276    $566,796   $313,781   $652,742    $112,086     $ 208       $2,303
  5,095,137      298,152     140,418      3,993       (328)      3,235        32           17

 (2,215,032)       8,935     (52,141)   (48,559)   (10,855)     (9,607)     (239)        (261)

 (2,964,011)    (627,139)    (57,410)   (26,709)   (80,355)    (16,822)        0          100
-----------   ----------    --------   --------   --------    --------     -----       ------
$ 8,562,014   $1,170,224    $597,663   $242,506   $561,204    $ 88,892     $   1       $2,159
===========   ==========    ========   ========   ========    ========     =====       ======
    631,443      117,820      48,673     28,653     65,041      11,976         0**        231
===========   ==========    ========   ========   ========    ========     =====       ======
$     13.56   $     9.93    $  12.28   $   8.46   $   8.63    $   7.42     $9.18       $ 9.35
===========   ==========    ========   ========   ========    ========     =====       ======

                                     MONY

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001


                                               MONYEquity Master
                                  -----------------------------------------
                                                  Enterprise
                                              Accumulation Trust
                                  -----------------------------------------

                                               Small
                                  Multi-Cap   Company    Mid-Cap   Worldwide
                                    Growth     Growth     Growth     Growth
                                  Subaccount Subaccount Subaccount Subaccount
                                  ---------- ---------- ---------- ----------
              ASSETS
   Shares held in respective
     Funds.......................      595        636        469          0**
                                    ======     ======     ======     ======
   Investments at cost...........   $5,147     $4,898     $3,728     $    1
                                    ======     ======     ======     ======
   Investments in respective
     Funds, at net asset value...   $5,013     $5,006     $3,598     $    1
   Amount due from MONY..........        0          0          0          0
   Amount due from respective
     Funds.......................        0          0          0          0
                                    ------     ------     ------     ------
          Total assets...........    5,013      5,006      3,598          1
                                    ------     ------     ------     ------
            LIABILITIES
   Amount due to MONY............        2          1          1          1
   Amount due to respective Funds        0          0          0          0
                                    ------     ------     ------     ------
          Total liabilities......        2          1          1          1
                                    ------     ------     ------     ------
   Net assets....................   $5,011     $5,005     $3,597     $    0**
                                    ======     ======     ======     ======
   Net assets consist of:
     Contractholders' net
      payments...................   $5,199     $4,815     $3,752     $    1
     Undistributed net
      investment income (loss)...      (13)       100         (7)        (1)
     Accumulated net realized
      loss on investments........      (41)       (18)       (18)         0
     Net unrealized appreciation
      (depreciation) of
      investments................     (134)       108       (130)         0
                                    ------     ------     ------     ------
   Net assets....................   $5,011     $5,005     $3,597     $    0**
                                    ======     ======     ======     ======
   Number of units outstanding*..      572        476        379          0**
                                    ======     ======     ======     ======
   Net asset value per unit
     outstanding*................   $ 8.76     $10.51     $ 9.49     $10.01
                                    ======     ======     ======     ======

----------
*  Units outstanding have been rounded for presentation purposes.
** Amounts round to less than one.

                      See notes to financial statements.

                                                  MONYEquity Master
--------------------------------------------------------------------------------------------------------------------
                           Fidelity Variable Insurance
                                 Products Funds                         Janus Aspen Series
                       ----------------------------------  --------------------------------------------
             Dreyfus
 Dreyfus    Socially                            VIP III
  Stock    Responsible    VIP       VIP II      Growth     Aggressive              Capital    Worldwide
  Index      Growth      Growth   Contrafund Opportunities   Growth    Balanced  Appreciation   Growth
Subaccount Subaccount  Subaccount Subaccount  Subaccount   Subaccount Subaccount  Subaccount  Subaccount    Total
---------- ----------- ---------- ---------- ------------- ---------- ---------- ------------ ---------- -----------
    5,350        14        5,988      5,675        122          151        623       12,458       8,359
 ========     =====     ========   ========     ======       ======    =======     ========    ========
 $174,790     $ 383     $244,103   $124,687     $1,984       $3,642    $14,614     $335,016    $290,112  $32,923,826
 ========     =====     ========   ========     ======       ======    =======     ========    ========  ===========
 $157,076     $ 375     $200,481   $113,830     $1,844       $3,325    $14,053     $258,122    $238,564  $24,076,056
        0         0            0          0          0            0          0            0           0       21,674
        0         0            0          0          0            0          0            0           0       11,222
 --------     -----     --------   --------     ------       ------    -------     --------    --------  -----------
  157,076       375      200,481    113,830      1,844        3,325     14,053      258,122     238,564   24,108,952
 --------     -----     --------   --------     ------       ------    -------     --------    --------  -----------
       56         1           73         41          1            1          5           93          85       20,074
        0         0            0          0          0            0          0            0           0       21,674
 --------     -----     --------   --------     ------       ------    -------     --------    --------  -----------
       56         1           73         41          1            1          5           93          85       41,748
 --------     -----     --------   --------     ------       ------    -------     --------    --------  -----------
 $157,020     $ 374     $200,408   $113,789     $1,843       $3,324    $14,048     $258,029    $238,479  $24,067,204
 ========     =====     ========   ========     ======       ======    =======     ========    ========  ===========
 $181,900     $ 392     $262,207   $129,243     $2,000       $3,693    $14,356     $356,047    $330,667  $25,070,906
    3,083        (1)      10,325      1,768         (7)          (9)       312        2,938       7,718   11,182,437
  (10,249)       (9)     (28,502)    (6,365)       (10)         (43)       (59)     (24,062)    (48,358)  (3,338,369)
  (17,714)       (8)     (43,622)   (10,857)      (140)        (317)      (561)     (76,894)    (51,548)  (8,847,770)
 --------     -----     --------   --------     ------       ------    -------     --------    --------  -----------
 $157,020     $ 374     $200,408   $113,789     $1,843       $3,324    $14,048     $258,029    $238,479  $24,067,204
 ========     =====     ========   ========     ======       ======    =======     ========    ========  ===========
   19,709        44       26,701     13,866        199          413      1,435       39,919      38,546
 ========     =====     ========   ========     ======       ======    =======     ========    ========
 $   7.96     $8.57     $   7.51   $   8.21     $ 9.27       $ 8.04    $  9.79     $   6.46    $   6.19
 ========     =====     ========   ========     ======       ======    =======     ========    ========

                                     MONY

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001

                                                  Strategist
                                 --------------------------------------------
                                            MONY Series Fund, Inc.
                                 --------------------------------------------
                                   Equity     Equity   Intermediate Long Term
                                   Growth     Income    Term Bond      Bond
                                 Subaccount Subaccount  Subaccount  Subaccount
                                 ---------- ---------- ------------ ----------
  Dividend income...............  $      0   $    745      $404        $800
  Distribution from net
    realized gains..............    39,765      4,339         0           0
  Mortality and expense risk
    charges.....................      (428)      (261)      (46)        (93)
                                  --------   --------      ----        ----
  Net investment income.........    39,337      4,823       358         707
                                  --------   --------      ----        ----
  Realized and unrealized gain
    (loss) on investments:
    Net realized gain (loss) on
     investments................   (42,503)    (5,128)       27         140
    Net change in unrealized
     appreciation
     (depreciation) of
     investments................   (14,629)    (5,340)      194           0
                                  --------   --------      ----        ----
  Net realized and unrealized
    gain (loss) on investments..   (57,132)   (10,468)      221         140
                                  --------   --------      ----        ----
  Net increase (decrease) in
    net assets resulting from
    operations..................  $(17,795)  $ (5,645)     $579        $847
                                  ========   ========      ====        ====

                      See notes to financial statements.

           Strategist                                          MONYEquity Master
--------------------------------  --------------------------------------------------------------------------
MONY Series Fund, Inc.                       MONY Series Fund, Inc.              Enterprise Accumulation Trust
---------------------             --------------------------------------------   ----------------------------
              Money               Government  Intermediate Long Term    Money                    Small Company
Diversified   Market              Securities   Term Bond      Bond      Market      Equity           Value
Subaccount  Subaccount   Total    Subaccount   Subaccount  Subaccount Subaccount  Subaccount      Subaccount
----------- ---------- ---------  ----------  ------------ ---------- ----------  -----------    -------------
 $  1,084     $1,371   $   4,404   $ 8,580       $4,906     $13,289    $15,293   $         0      $   10,504
   25,206          0      69,310         0            0           0          0     1,112,840       1,063,087
     (576)      (239)     (1,643)   (1,479)        (760)     (2,024)    (3,192)      (47,028)        (30,559)
 --------     ------   ---------   -------       ------     -------    -------    -----------     ----------
   25,714      1,132      72,071     7,101        4,146      11,265     12,101     1,065,812       1,043,032
 --------     ------   ---------   -------       ------     -------    -------    -----------     ----------
     (771)         0     (48,235)    1,848          373       3,331          0      (863,163)       (200,237)
  (42,095)         0     (61,870)    1,700        2,572        (686)         0    (1,586,564)       (673,717)
 --------     ------   ---------   -------       ------     -------    -------    -----------     ----------

  (42,866)         0    (110,105)    3,548        2,945       2,645          0    (2,449,727)       (873,954)
 --------     ------   ---------   -------       ------     -------    -------    -----------     ----------
 $(17,152)    $1,132   $ (38,034)  $10,649       $7,091     $13,910    $12,101   $(1,383,915)     $  169,078
 ========     ======   =========   =======       ======     =======    =======    ===========     ==========

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)


                                                MONYEquity Master
                               ---------------------------------------------------
                                          Enterprise Accumulation Trust
                               ---------------------------------------------------

                                            International  High Yield
                                 Managed       Growth         Bond        Growth
                                Subaccount   Subaccount    Subaccount   Subaccount
                               ------------ ------------- ------------ ------------
                               For the year For the year  For the year For the year
                                  ended         ended        ended        ended
                               December 31, December 31,  December 31, December 31,
                                   2001         2001          2001         2001
                               ------------ ------------- ------------ ------------
Dividend income............... $   186,893    $   8,316     $ 50,265     $  1,010
Distribution from net
  realized gains..............     447,182      128,816            0            0
Mortality and expense risk
  charges.....................     (64,039)      (9,119)      (4,258)      (1,585)
                               -----------    ---------     --------     --------
Net investment income (loss)..     570,036      128,013       46,007         (575)
                               -----------    ---------     --------     --------
Realized and unrealized gain
  (loss) on investments:
  Net realized loss on
   investments................  (1,347,132)     (98,675)     (18,199)      (4,515)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................    (296,366)    (445,255)      (1,547)     (22,821)
                               -----------    ---------     --------     --------

Net realized and unrealized
  gain (loss) on investments..  (1,643,498)    (543,930)     (19,746)     (27,336)
                               -----------    ---------     --------     --------
Net increase (decrease) in
  net assets resulting from
  operations.................. $(1,073,462)   $(415,917)    $ 26,261     $(27,911)
                               ===========    =========     ========     ========

** Commencement of operations.

                      See notes to financial statements.


                                                    MONYEquity Master
------------------------------------------------------------------------------------------------------------------------
                                              Enterprise Accumulation Trust
------------------------------------------------------------------------------------------------------------------------

                                                                             Small
 Growth and    Capital                       Equity        Multi-Cap        Company          Mid-Cap         Worldwide
   Income    Appreciation    Balanced        Income          Growth          Growth           Growth          Growth
 Subaccount   Subaccount    Subaccount     Subaccount      Subaccount      Subaccount       Subaccount      Subaccount
------------ ------------ -------------- --------------- -------------- ---------------- ---------------- ---------------
                          For the period For the period  For the period  For the period   For the period  For the period
For the year For the year May 4, 2001**  June 19, 2001** May 18, 2001** August 8, 2001** August 8, 2001** June 13, 2001**
   ended        ended        through         through        through         through          through          through
December 31, December 31,  December 31,   December 31,    December 31,    December 31,     December 31,    December 31,
    2001         2001          2001           2001            2001            2001             2001            2001
------------ ------------ -------------- --------------- -------------- ---------------- ---------------- ---------------
  $  4,977     $    588       $  39           $  31          $   0            $  0            $   0             $ 0
         0            0           0               0              0             108                0               0
    (4,208)        (634)         (7)            (14)           (13)             (8)              (7)             (1)
  --------     --------       -----           -----          -----            ----            -----             ---
       769          (46)         32              17            (13)            100               (7)             (1)
  --------     --------       -----           -----          -----            ----            -----             ---
   (10,658)      (9,362)       (239)           (261)           (41)            (18)             (18)              0
   (65,635)      (9,232)          0             100           (134)            108             (130)              0
  --------     --------       -----           -----          -----            ----            -----             ---
   (76,293)     (18,594)       (239)           (161)          (175)             90             (148)              0
  --------     --------       -----           -----          -----            ----            -----             ---
  $(75,524)    $(18,640)      $(207)          $(144)         $(188)           $190            $(155)            $(1)
  ========     ========       =====           =====          =====            ====            =====             ===

                                     MONY

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                           MONYEquity Master
                                -----------------------------------------------------------------------
                                                                      Fidelity Variable Insurance
                                                                             Products Funds
                                                                ---------------------------------------
                                  Dreyfus         Dreyfus                                    VIP III
                                   Stock          Socially          VIP         VIP II        Growth
                                   Index     Responsible Growth    Growth     Contrafund  Opportunities
                                 Subaccount      Subaccount      Subaccount   Subaccount    Subaccount
                                ------------ ------------------ ------------ ------------ --------------
                                               For the period                             For the period
                                For the year   May 15, 2001**   For the year For the year May 15, 2001**
                                   ended          through          ended        ended        through
                                December 31,    December 31,    December 31, December 31,  December 31,
                                    2001            2001            2001         2001          2001
                                ------------ ------------------ ------------ ------------ --------------
Dividend income................   $    650          $  0          $      0     $    543       $   0
Distribution from net
  realized gains...............      1,684             0            12,260        2,172           0
Mortality and expense risk
  charges......................       (958)           (1)           (1,393)        (692)         (7)
                                  --------          ----          --------     --------       -----
Net investment income (loss)...      1,376            (1)           10,867        2,023          (7)
                                  --------          ----          --------     --------       -----
Realized and unrealized loss
  on investments:
  Net realized loss on
   investments.................     (9,710)           (9)          (28,799)      (6,246)        (10)
  Net change in unrealized
   depreciation of investments.     (8,258)           (8)          (18,560)      (7,106)       (140)
                                  --------          ----          --------     --------       -----
Net realized and unrealized
  loss on investments..........    (17,968)          (17)          (47,359)     (13,352)       (150)
                                  --------          ----          --------     --------       -----
Net decrease in net assets
  resulting from operations....   $(16,592)         $(18)         $(36,492)    $(11,329)      $(157)
                                  ========          ====          ========     ========       =====

----------
** Commencement of operations.

                      See notes to financial statements.

                          MONYEquity Master
--------------------------------------------------------------------

                   Janus Aspen Series
-------------------------------------------------------

  Aggressive                     Capital     Worldwide
    Growth        Balanced     Appreciation    Growth
  Subaccount     Subaccount     Subaccount   Subaccount     Total
-------------- --------------- ------------ ------------ ------------
For the period For the period
May 15, 2001** June 13, 2001** For the year For the year For the year
   through         through        ended        ended        ended
 December 31,   December 31,   December 31, December 31, December 31,
     2001           2001           2001         2001         2001
-------------- --------------- ------------ ------------ ------------
    $   0           $ 368        $  3,159     $  1,160   $   310,571
        0               0               0            0     2,768,149
       (9)            (56)         (1,773)      (1,629)     (175,453)
    -----           -----        --------     --------   -----------
       (9)            312           1,386         (469)    2,903,267
    -----           -----        --------     --------   -----------

      (43)            (59)        (23,108)     (45,597)   (2,660,547)

     (317)           (561)        (36,977)      (9,729)   (3,179,263)
    -----           -----        --------     --------   -----------
     (360)           (620)        (60,085)     (55,326)   (5,839,810)
    -----           -----        --------     --------   -----------
    $(369)          $(308)       $(58,699)    $(55,795)  $(2,936,543)
    =====           =====        ========     ========   ===========

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     MONY

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                      Strategist
                               -------------------------------------------------------
                                                MONY Series Fund, Inc.
                               -------------------------------------------------------
                                  Equity Growth      Equity Income    Intermediate Term
                                   Subaccount          Subaccount      Bond Subaccount
                               ------------------  -----------------  ----------------
                                 2001      2000     2001      2000     2001     2000
                               --------  --------  -------  --------  -------  -------
From operations:
 Net investment income........ $ 39,337  $ 25,674  $ 4,823  $  7,622  $   358  $   392
 Net realized gain (loss) on
   investments................  (42,503)    7,207   (5,128)   (4,520)      27       12
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................  (14,629)  (42,699)  (5,340)     (787)     194      108
                               --------  --------  -------  --------  -------  -------
Net increase (decrease) in
 net assets resulting from
 operations...................  (17,795)   (9,818)  (5,645)    2,315      579      512
                               --------  --------  -------  --------  -------  -------
From unit transactions:
 Net proceeds from the
   issuance of units..........   10,837     9,102    9,400     8,068      407      407
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (37,289)  (19,117)  (9,050)  (13,604)    (684)    (655)
                               --------  --------  -------  --------  -------  -------
Net increase (decrease) from
 unit transactions............  (26,452)  (10,015)     350    (5,536)    (277)    (248)
                               --------  --------  -------  --------  -------  -------
Net increase (decrease) in
 net assets...................  (44,247)  (19,833)  (5,295)   (3,221)     302      264
Net assets beginning of year..  101,508   121,341   46,237    49,458    7,454    7,190
                               --------  --------  -------  --------  -------  -------
Net assets end of year*....... $ 57,261  $101,508  $40,942  $ 46,237  $ 7,756  $ 7,454
                               ========  ========  =======  ========  =======  =======
Unit transactions:
Units outstanding beginning
 of year......................    1,498     1,629      815       919      306      316
Units issued during the year..      189       126      185       157       16       18
Units redeemed during the year     (633)     (257)    (185)     (261)     (27)     (28)
                               --------  --------  -------  --------  -------  -------
Units outstanding end of year.    1,054     1,498      815       815      295      306
                               ========  ========  =======  ========  =======  =======
----------
*  Includes undistributed net
   investment income of:       $ 99,666  $ 60,329  $40,497  $ 35,674  $10,528  $10,170
                               ========  ========  =======  ========  =======  =======

                      See notes to financial statements.

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                               Strategist
                               --------------------------------------------------------------------------
                                               MONY Series Fund, Inc.
                               ------------------------------------------------------
                                Long Term Bond       Diversified       Money Market
                                  Subaccount         Subaccount         Subaccount            Total
                               ----------------  ------------------  ----------------  ------------------
                                2001     2000      2001      2000     2001     2000      2001      2000
                               -------  -------  --------  --------  -------  -------  --------  --------
From operations:
 Net investment income........ $   707  $   892  $ 25,714  $ 18,903  $ 1,132  $ 1,204  $ 72,071  $ 54,687
 Net realized gain (loss) on
   investments................     140       42      (771)    1,306        0        0   (48,235)    4,047
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................       0    1,085   (42,095)  (28,524)       0        0   (61,870)  (70,817)
                               -------  -------  --------  --------  -------  -------  --------  --------
Net increase (decrease) in
 net assets resulting from
 operations...................     847    2,019   (17,152)   (8,315)   1,132    1,204   (38,034)  (12,083)
                               -------  -------  --------  --------  -------  -------  --------  --------
From unit transactions:
 Net proceeds from the
   issuance of units..........     695      662     1,816     1,816   26,387      225    49,542    20,280
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (1,469)  (1,395)   (4,976)   (3,147)  (3,158)  (3,045)  (56,626)  (40,963)
                               -------  -------  --------  --------  -------  -------  --------  --------
Net increase (decrease) from
 unit transactions............    (774)    (733)   (3,160)   (1,331)  23,229   (2,820)   (7,084)  (20,683)
                               -------  -------  --------  --------  -------  -------  --------  --------
Net increase (decrease) in
 net assets...................      73    1,286   (20,312)   (9,646)  24,361   (1,616)  (45,118)  (32,766)
Net assets beginning of year..  15,153   13,867   108,091   117,737   21,688   23,304   300,131   332,897
                               -------  -------  --------  --------  -------  -------  --------  --------
Net assets end of year*....... $15,226  $15,153  $ 87,779  $108,091  $46,049  $21,688  $255,013  $300,131
                               =======  =======  ========  ========  =======  =======  ========  ========
Unit transactions:
Units outstanding beginning
 of year......................     503      529     2,144     2,169    1,091    1,237
Units issued during the year..      22       24        41        34    1,312       12
Units redeemed during the year     (47)     (50)     (114)      (59)    (157)    (158)
                               -------  -------  --------  --------  -------  -------
Units outstanding end of year.     478      503     2,071     2,144    2,246    1,091
                               =======  =======  ========  ========  =======  =======
----------
*  Includes undistributed net
   investment income of:       $29,824  $29,117  $ 98,544  $ 72,830  $29,938  $28,806  $308,997  $236,926
                               =======  =======  ========  ========  =======  =======  ========  ========

                      See notes to financial statements.

                                  MONYEquity Master
-------------------------------------------------------------------------------------
                                MONY Series Fund, Inc.
-------------------------------------------------------------------------------------
Government Securities  Intermediate Term Bond   Long Term Bond        Money Market
     Subaccount              Subaccount           Subaccount           Subaccount
--------------------   ---------------------  ------------------  --------------------
  2001         2000       2001        2000      2001      2000      2001       2000
--------     --------   --------    --------  --------  --------  ---------  ---------
$  7,101     $  6,723  $  4,146     $  3,492  $ 11,265  $ 11,033  $  12,101  $  18,236
   1,848       (2,432)      373       (1,282)    3,331   (13,149)         0          0

   1,700        8,747     2,572        3,205      (686)   30,688          0          0
--------     --------   --------    --------  --------  --------  ---------  ---------
  10,649       13,038     7,091        5,415    13,910    28,572     12,101     18,236
--------     --------   --------    --------  --------  --------  ---------  ---------
  80,538       95,228    41,738       58,601    86,596    90,649    227,921    813,712

 (43,706)     (62,590)  (15,441)     (18,396)  (52,289)  (40,413)  (110,374)  (958,404)
--------     --------   --------    --------  --------  --------  ---------  ---------
  36,832       32,638    26,297       40,205    34,307    50,236    117,547   (144,692)
--------     --------   --------    --------  --------  --------  ---------  ---------
  47,481       45,676    33,388       45,620    48,217    78,808    129,648   (126,456)
 170,588      124,912    86,094       40,474   243,768   164,960    373,582    500,038
--------     --------   --------    --------  --------  --------  ---------  ---------
$218,069     $170,588  $119,482     $ 86,094  $291,985  $243,768  $ 503,230  $ 373,582
========     ========   ========    ========  ========  ========  =========  =========
  13,956       11,129     7,085        3,569    18,963    14,728     30,993     43,698
   6,354        8,301     3,258        5,116     6,605     7,682     18,556     69,880
  (3,447)      (5,474)   (1,215)      (1,600)   (4,040)   (3,447)    (9,027)   (82,585)
--------     --------   --------    --------  --------  --------  ---------  ---------
  16,863       13,956     9,128        7,085    21,528    18,963     40,522     30,993
========     ========   ========    ========  ========  ========  =========  =========
$ 16,076     $  8,975  $  8,828     $  4,682  $ 32,704  $ 21,439  $  62,686  $  50,585
========     ========   ========    ========  ========  ========  =========  =========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                   MONYEquity Master
                     ----------------------------------------------------------------------------
                                             Enterprise Accumulation Trust
                     ----------------------------------------------------------------------------
                                                  Small Company Value
                         Equity Subaccount            Subaccount            Managed Subaccount
                     ------------------------  ------------------------  ------------------------

                     For the year For the year For the year For the year For the year For the year
                        ended        ended        ended        ended        ended        ended
                     December 31, December 31, December 31, December 31, December 31, December 31,
                         2001         2000         2001         2000         2001         2000
                     ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment
   income (loss).... $ 1,065,812  $ 1,968,620   $1,043,032   $  652,884  $   570,036  $ 2,809,371
 Net realized gain
   (loss) on
   investments......    (863,163)      35,077     (200,237)      89,030   (1,347,132)    (852,352)
 Net change in
   unrealized
   depreciation of
   investments......  (1,586,564)  (2,557,368)    (673,717)    (677,429)    (296,366)  (1,901,207)
                     -----------  -----------   ----------   ----------  -----------  -----------
Net increase
 (decrease) in net
 assets resulting
 from operations....  (1,383,915)    (553,671)     169,078       64,485   (1,073,462)      55,812
                     -----------  -----------   ----------   ----------  -----------  -----------
From unit
 transactions:
 Net proceeds from
   the issuance of
   units............   1,703,994    2,597,938    1,037,221    1,558,529    2,046,956    2,866,619
 Net asset value of
   units redeemed
   or used to meet
   contract
   obligations......    (969,103)  (1,243,143)    (572,189)    (710,983)  (1,270,158)  (2,636,000)
                     -----------  -----------   ----------   ----------  -----------  -----------
Net increase from
 unit transactions..     734,891    1,354,795      465,032      847,546      776,798      230,619
                     -----------  -----------   ----------   ----------  -----------  -----------
Net increase
 (decrease) in net
 assets.............    (649,024)     801,124      634,110      912,031     (296,664)     286,431
Net assets
 beginning of period   7,019,074    6,217,950    3,704,688    2,792,657    8,858,678    8,572,247
                     -----------  -----------   ----------   ----------  -----------  -----------
Net assets end of
 period*............ $ 6,370,050  $ 7,019,074   $4,338,798   $3,704,688  $ 8,562,014  $ 8,858,678
                     ===========  ===========   ==========   ==========  ===========  ===========
Unit transactions:
Units outstanding
 beginning of period     472,274      393,602      182,442      139,911      575,976      561,265
Units issued during
 the period.........     139,694      150,855       50,013       78,023      146,154      191,987
Units redeemed
 during the period..     (79,945)     (72,183)     (27,839)     (35,492)     (90,687)    (177,276)
                     -----------  -----------   ----------   ----------  -----------  -----------
Units outstanding
 end of period......     532,023      472,274      204,616      182,442      631,443      575,976
                     ===========  ===========   ==========   ==========  ===========  ===========
----------
*  Includes
   undistributed
   net investment
   income (loss) of: $ 3,575,509  $ 2,509,697   $1,919,772   $  876,740  $ 5,095,137  $ 4,525,101
                     ===========  ===========   ==========   ==========  ===========  ===========

** Commencement of operations

                      See notes to financial statements.

                                             MONYEquity Master
----------------------------------------------------------------------------------------------------------
                                       Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------------------
  International Growth         High Yield Bond                Growth                 Growth and Income
       Subaccount                Subaccount                 Subaccount                  Subaccount
------------------------  ------------------------  --------------------------  --------------------------
                                                                 For the period              For the period
For the year For the year For the year For the year For the year May 2, 2000**  For the year May 2, 2000**
   ended        ended        ended        ended        ended        through        ended        through
December 31, December 31, December 31, December 31, December 31,  December 31,  December 31,  December 31,
    2001         2000         2001         2000         2001          2000          2001          2000
------------ ------------ ------------ ------------ ------------ -------------- ------------ --------------
 $  128,013   $  123,699    $ 46,007    $  42,778     $   (575)    $   4,568      $    769      $ (1,097)
    (98,675)      44,665     (18,199)     (25,732)      (4,515)      (44,044)      (10,658)         (197)
   (445,255)    (436,907)     (1,547)     (33,467)     (22,821)       (3,888)      (65,635)      (14,720)
 ----------   ----------    --------    ---------     --------     ---------      --------      --------
   (415,917)    (268,543)     26,261      (16,421)     (27,911)      (43,364)      (75,524)      (16,014)
 ----------   ----------    --------    ---------     --------     ---------      --------      --------
    432,230      732,612     145,404      224,131       81,619       791,837       131,912       610,914
   (234,412)    (337,855)    (82,820)    (152,327)     (19,913)     (539,762)      (71,399)      (18,685)
 ----------   ----------    --------    ---------     --------     ---------      --------      --------
    197,818      394,757      62,584       71,804       61,706       252,075        60,513       592,229
 ----------   ----------    --------    ---------     --------     ---------      --------      --------
   (218,099)     126,214      88,845       55,383       33,795       208,711       (15,011)      576,215
  1,388,323    1,262,109     508,818      453,435      208,711             0       576,215             0
 ----------   ----------    --------    ---------     --------     ---------      --------      --------
 $1,170,224   $1,388,323    $597,663    $ 508,818     $242,506     $ 208,711      $561,204      $576,215
 ==========   ==========    ========    =========     ========     =========      ========      ========
    100,108       74,758      43,551       37,549       21,398             0        58,400             0
     39,323       48,113      12,128       18,734        9,662        78,119        14,623        60,269
    (21,611)     (22,763)     (7,006)     (12,732)      (2,407)      (56,721)       (7,982)       (1,869)
 ----------   ----------    --------    ---------     --------     ---------      --------      --------
    117,820      100,108      48,673       43,551       28,653        21,398        65,041        58,400
 ==========   ==========    ========    =========     ========     =========      ========      ========
 $  298,152   $  170,139    $140,418    $  94,411     $  3,993     $   4,568      $   (328)     $ (1,097)
 ==========   ==========    ========    =========     ========     =========      ========      ========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                   MONYEquity Master
                               -----------------------------------------------------------------------------------------
                                                             Enterprise Accumulation Trust
                               -----------------------------------------------------------------------------------------
                                         Capital                              Equity        Multi-Cap     Small Company
                                      Appreciation            Balanced        Income          Growth          Growth
                                       Subaccount            Subaccount     Subaccount      Subaccount      Subaccount
                               --------------------------  -------------- --------------- -------------- ----------------
                                            For the period For the period For the period  For the period  For the period
                               For the year May 2, 2000**  May 4, 2001**  June 19, 2001** May 18, 2001** August 8, 2001**
                                  ended        through        through         through        through         through
                               December 31,  December 31,   December 31,   December 31,    December 31,    December 31,
                                   2001          2000           2001           2001            2001            2001
                               ------------ -------------- -------------- --------------- -------------- ----------------
From operations:
 Net investment income (loss).   $    (46)     $ 3,281        $    32         $    17         $  (13)         $  100
 Net realized gain (loss) on
   investments................     (9,362)        (245)          (239)           (261)           (41)            (18)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     (9,232)      (7,590)             0             100           (134)            108
                                 --------      -------        -------         -------         ------          ------
Net increase (decrease) in
 net assets resulting from
 operations...................    (18,640)      (4,554)          (207)           (144)          (188)            190
                                 --------      -------        -------         -------         ------          ------
From unit transactions:
 Net proceeds from the
   issuance of units..........     49,649       98,634          2,610           5,300          5,378           4,941
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (27,711)      (8,486)        (2,402)         (2,997)          (179)           (126)
                                 --------      -------        -------         -------         ------          ------
Net increase from unit
 transactions.................     21,938       90,148            208           2,303          5,199           4,815
                                 --------      -------        -------         -------         ------          ------
Net increase in net assets....      3,298       85,594              1           2,159          5,011           5,005
Net assets beginning of period     85,594            0              0               0              0               0
                                 --------      -------        -------         -------         ------          ------
Net assets end of period*.....   $ 88,892      $85,594        $     1         $ 2,159         $5,011          $5,005
                                 ========      =======        =======         =======         ======          ======
Unit transactions:
Units outstanding beginning
 of period....................      9,254            0              0               0              0               0
Units issued during the period      6,340       10,125            263             556            594             490
Units redeemed during the
 period.......................     (3,618)        (871)          (263)           (325)           (22)            (14)
                                 --------      -------        -------         -------         ------          ------
Units outstanding end of
 period.......................     11,976        9,254              0***          231            572             476
                                 ========      =======        =======         =======         ======          ======
----------
*  Includes undistributed net
   investment income (loss)
   of:                           $  3,235      $ 3,281        $    32         $    17         $  (13)         $  100
                                 ========      =======        =======         =======         ======          ======
** Commencement of operations
***Amounts round to less than
   one

                      See notes to financial statements.

                                              MONYEquity Master
------------------------------------------------------------------------------------------------------------
                                                                                  Fidelity Variable Insurance
 Enterprise Accumulation Trust                                                          Products Funds
-----------------------------                                                     --------------------------
    Mid-Cap         Worldwide              Dreyfus                 Dreyfus                    VIP
     Growth          Growth              Stock Index         Socially Responsible           Growth
   Subaccount      Subaccount            Subaccount           Growth Subaccount           Subaccount
---------------- --------------- --------------------------  -------------------- --------------------------
 For the period  For the period               For the period    For the period                 For the period
August 8, 2001** June 13, 2001** For the year May 2, 2000**     May 15, 2001**    For the year May 11, 2000**
    through          through        ended        through           through           ended        through
  December 31,    December 31,   December 31,  December 31,      December 31,     December 31,  December 31,
      2001            2001           2001          2000              2001             2001          2000
---------------- --------------- ------------ -------------- -------------------- ------------ --------------
     $   (7)           $(1)        $  1,376      $  1,707            $ (1)          $ 10,867      $   (542)
        (18)             0           (9,710)         (539)             (9)           (28,799)          297
       (130)             0           (8,258)       (9,456)             (8)           (18,560)      (25,062)
     ------            ---         --------      --------            ----           --------      --------
       (155)            (1)         (16,592)       (8,288)            (18)           (36,492)      (25,307)
     ------            ---         --------      --------            ----           --------      --------
      3,876              1          103,848       121,260             469            109,238       222,452
       (124)             0          (35,305)       (7,903)            (77)           (54,494)      (14,989)
     ------            ---         --------      --------            ----           --------      --------
      3,752              1           68,543       113,357             392             54,744       207,463
     ------            ---         --------      --------            ----           --------      --------
      3,597              0***        51,951       105,069             374             18,252       182,156
          0              0          105,069             0               0            182,156             0
     ------            ---         --------      --------            ----           --------      --------
     $3,597            $ 0***      $157,020      $105,069            $374           $200,408      $182,156
     ======            ===         ========      ========            ====           ========      ========
          0              0           11,492             0               0             19,810             0
        393              0***        12,533        12,300              53             13,854        21,273
        (14)             0           (4,316)         (808)             (9)            (6,963)       (1,463)
     ------            ---         --------      --------            ----           --------      --------
        379              0***        19,709        11,492              44             26,701        19,810
     ======            ===         ========      ========            ====           ========      ========

     $   (7)           $(1)        $  3,083      $  1,707            $ (1)          $ 10,325      $   (542)
     ======            ===         ========      ========            ====           ========      ========

                                     MONY

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                         MONYEquity Master
                               --------------------------------------------------------------------
                                                                                      Janus Aspen
                                   Fidelity Variable Insurance Products Funds           Series
                               --------------------------------------------------  -----------------
                                           VIP II                   VIP III           Aggressive
                                         Contrafund           Growth Opportunities      Growth
                                         Subaccount                Subaccount         Subaccount
                               -----------------------------  -------------------- -----------------

                               For the year  For the period      For the period     For the period
                                  ended       May 2, 2000**      May 15, 2001**     May 15, 2001**
                               December 31,      through            through             through
                                   2001     December 31, 2000  December 31, 2001   December 31, 2001
                               ------------ ----------------- -------------------- -----------------
From operations:
 Net investment income (loss).   $  2,023        $  (255)            $   (7)            $   (9)
 Net realized loss on
   investments................     (6,246)          (119)               (10)               (43)
 Net change in unrealized
   depreciation of investments     (7,106)        (3,751)              (140)              (317)
                                 --------        -------             ------             ------
Net decrease in net assets
 resulting from operations....    (11,329)        (4,125)              (157)              (369)
                                 --------        -------             ------             ------
From unit transactions:
 Net proceeds from the
   issuance of units..........     66,691         92,416              2,088              3,879
 Net asset value of units
   redeemed or used to
   meet contract obligations..    (23,568)        (6,296)               (88)              (186)
                                 --------        -------             ------             ------
Net increase from unit
 transactions.................     43,123         86,120              2,000              3,693
                                 --------        -------             ------             ------
Net increase in net assets....     31,794         81,995              1,843              3,324
Net assets beginning of period     81,995              0                  0                  0
                                 --------        -------             ------             ------
Net assets end of period*.....   $113,789        $81,995             $1,843             $3,324
                                 ========        =======             ======             ======
Unit transactions:
Units outstanding beginning
 of period....................      8,689              0                  0                  0
Units issued during the period      8,027          9,334                208                437
Units redeemed during the
 period.......................     (2,850)          (645)                (9)               (24)
                                 --------        -------             ------             ------
Units outstanding end of
 period.......................     13,866          8,689                199                413
                                 ========        =======             ======             ======
----------
*  Includes undistributed net
   investment income (loss)
   of:                           $  1,768        $  (255)            $   (7)            $   (9)
                                 ========        =======             ======             ======

** Commencement of operations

                      See notes to financial statements.

                                                 MONYEquity Master
-------------------------------------------------------------------------------------------------------------------

                              Janus Aspen Series
-------------------------------------------------------------------------------
                             Capital                       Worldwide
    Balanced               Appreciation                      Growth
   Subaccount               Subaccount                     Subaccount                          Total
----------------- -----------------------------  -----------------------------  ----------------------------------
 For the period   For the year  For the period   For the year  For the period
 June 13, 2001**     ended       May 4, 2000**      ended       May 2, 2000**     For the year      For the year
     through      December 31,      through      December 31,      through            ended             ended
December 31, 2001     2001     December 31, 2000     2001     December 31, 2000 December 31, 2001 December 31, 2000
----------------- ------------ ----------------- ------------ ----------------- ----------------- -----------------
     $   312        $  1,386       $  1,552        $   (469)      $  8,187         $ 2,903,267       $ 5,654,237
         (59)        (23,108)          (954)        (45,597)        (2,761)         (2,660,547)         (774,737)
        (561)        (36,977)       (39,917)         (9,729)       (41,819)         (3,179,263)       (5,709,941)
     -------        --------       --------        --------       --------         -----------       -----------
        (308)        (58,699)       (39,319)        (55,795)       (36,393)         (2,936,543)         (830,441)
     -------        --------       --------        --------       --------         -----------       -----------
      14,889         126,828        299,970         150,378        265,449           6,666,192        11,540,951
        (533)        (50,973)       (19,778)        (68,469)       (16,691)         (3,709,036)       (6,792,701)
     -------        --------       --------        --------       --------         -----------       -----------
      14,356          75,855        280,192          81,909        248,758           2,957,156         4,748,250
     -------        --------       --------        --------       --------         -----------       -----------
      14,048          17,156        240,873          26,114        212,365              20,613         3,917,809
           0         240,873              0         212,365              0          24,046,591        20,128,782
     -------        --------       --------        --------       --------         -----------       -----------
     $14,048        $258,029       $240,873        $238,479       $212,365         $24,067,204       $24,046,591
     =======        ========       ========        ========       ========         ===========       ===========
           0          28,955              0          26,409              0
       1,491          18,374         31,067          22,493         28,254
         (56)         (7,410)        (2,112)        (10,356)        (1,845)
     -------        --------       --------        --------       --------
       1,435          39,919         28,955          38,546         26,409
     =======        ========       ========        ========       ========

     $   312        $  2,938       $  1,552        $  7,718       $  8,187         $11,182,437       $ 8,279,170
     =======        ========       ========        ========       ========         ===========       ===========

                                     MONY

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Business:

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) and Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master). These policies are issued by MONY. For presentation purposes, the information related to the Variable Life (Strategist) and Variable Universal Life (MONYEquity Master) Insurance policies is presented here.

   There are currently six Strategist subaccounts and twenty-seven MONYEquity Master subaccounts within the Variable Account each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains are recorded on the ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY is the legal owner of the assets of the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for such purposes from all Strategist and MONYEquity Master subaccounts for the period ended December 31, 2001 aggregated $2,939,342.

   MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts) of the average daily net assets of the respective subaccounts. As MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY and MONY America receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2001, MONY received $1,736 in aggregate from certain Funds in connection with Strategist and MONYEquity Master subaccounts.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2001 were as follows:

                                   Cost of Shares Acquired   Proceeds from
    Strategist Subaccounts         (Excludes Reinvestments) Shares Redeemed
    ----------------------         ------------------------ ---------------
    MONY Series Fund, Inc.
    Equity Growth Portfolio.......        $   12,238          $   39,124
    Equity Income Portfolio.......            10,350              10,259
    Intermediate Term Bond
      Portfolio...................               407                 730
    Long Term Bond Portfolio......               708               1,574
    Diversified Portfolio.........             1,815               5,550
    Money Market Portfolio........            26,406               3,407

    MONYEquity Master
    -----------------
    MONY Series Fund, Inc.
    Government Securities
      Portfolio...................            85,513              50,129
    Intermediate Term Bond
      Portfolio...................            43,741              18,185
    Long Term Bond Portfolio......            91,385              59,065
    Money Market Portfolio........           230,323             115,888

    Enterprise Accumulation Trust
    Equity Portfolio..............         1,753,946           1,065,700
    Small Company Value Portfolio.         1,073,856             638,842
    Managed Portfolio.............         2,118,159           1,404,745
    International Growth Portfolio           444,264             255,530
    High Yield Bond Portfolio.....           153,164              94,765
    Growth Portfolio..............            82,504              22,352
    Growth and Income Portfolio...           132,772              76,425
    Capital Appreciation Portfolio            51,811              30,499
    Balanced Portfolio............             2,631               2,430
    Equity Income Portfolio.......             5,299               3,009
    Multi-Cap Growth Portfolio....             5,389                 201
    Small Company Growth Portfolio             4,952                 144
    Mid-Cap Growth Portfolio......             3,876                 130
    Worldwide Growth Portfolio....             5,936               5,935

    Dreyfus
    Dreyfus Stock Index Fund......           105,958              38,346
    Dreyfus Socially Responsible
      Growth Fund, Inc............               490                  98

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


    4. Investment Transactions:
    (continued)

                                   Cost of Shares Acquired   Proceeds from
    MONYEquity Master              (Excludes Reinvestments) Shares Redeemed
    -----------------              ------------------------ ---------------

    Fidelity Variable Insurance
      Products Funds
    VIP Growth Portfolio..........         $115,349             $61,976
    VIP II Contrafund Portfolio...           68,918              26,467
    VIP III Growth Opportunities
      Portfolio...................            2,088                  94

    Janus Aspen Series
    Aggressive Growth Portfolio...            3,898                 213
    Balanced Portfolio............           28,855              14,550
    Capital Appreciation Portfolio          128,140              54,034
    Worldwide Growth Portfolio....          162,650              82,345

5. Financial Highlights

   For a unit outstanding throughout the period ended December 31, 2001:

                                  At December 31, 2001      For the period ended December 31, 2001
                              ----------------------------- ------------------------------------
                                                            Investment
                                                 Net Assets   Income             Expense   Total
Strategist Subaccounts        Units  Unit Values   (000s)     Ratio*             Ratio** Return***
----------------------        ------ ----------- ---------- ----------           ------- ---------

MONY Series Fund, Inc.
Equity Growth Subaccount.....  1,054   $54.34       $ 57       0.00%              0.60%   (19.79)%
Equity Income Subaccount.....    815    50.21         41       1.71               0.60    (11.52)
Intermediate Term Bond
  Subaccount.................    295    26.31          8       5.27               0.60      7.87
Long Term Bond Subaccount....    478    31.82         15       5.16               0.60      5.68
Diversified Subaccount.......  2,071    42.39         88       1.13               0.60    (15.93)
Money Market Subaccount......  2,246    20.50         46       3.44               0.60      3.17

MONYEquity Master Subaccounts
-----------------------------
MONY Series Fund, Inc.
Government Securities
  Subaccount................. 16,863    12.93        218       4.35               0.75      5.81
Intermediate Term Bond
  Subaccount.................  9,128    13.09        119       4.84               0.75      7.74
Long Term Bond Subaccount.... 21,528    13.56        292       4.92               0.75      5.53
Money Market Subaccount...... 40,522    12.42        503       3.59               0.75      3.07

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5.  Financial Highlights:              At December 31, 2001          For the period ended December 31, 2001
(continued)                    --------------------------------      -----------------------------------
                                                                     Investment
                                                       Net Assets      Income            Expense    Total
MONYEquity Master Subaccounts   Units      Unit Values   (000s)        Ratio*            Ratio**  Return***
-----------------------------  -------     ----------- ----------    ----------          -------  ---------

Enterprise Accumulation Trust
Equity Subaccount............. 532,023       $11.97      $6,370         0.00%             0.75%    (19.45)%
Small Company Value
  Subaccount ................. 204,616        21.20       4,339         0.26              0.75       4.33
Managed Subaccount............ 631,443        13.56       8,562         2.19              0.75     (11.83)
International Growth
  Subaccount.................. 117,820         9.93       1,170         0.68              0.75     (28.41)
High Yield Bond Subaccount....  48,673        12.28         598         8.85              0.75       5.14
Growth Subaccount.............  28,653         8.46         243         0.48              0.75     (13.23)
Growth and Income Subaccount..  65,041         8.63         561         0.89              0.75     (12.56)
Capital Appreciation
  Subaccount..................  11,976         7.42          89         0.70              0.75     (19.78)
Balanced Subaccount (1).......       0(/\/\)   9.18           0(/\/\/\) 4.18(/\)          0.75(/\)  (8.20)
Equity Income Subaccount (2)..     231         9.35           2         1.66(/\)          0.75(/\)  (6.50)
Multi-Cap Growth Subaccount
  (3).........................     572         8.76           5         0.00(/\)          0.75(/\) (12.40)
Small Company Growth
  Subaccount (4)..............     476        10.51           5         0.00(/\)          0.75(/\)   5.10
Mid-Cap Growth Sub-
  account (4) ................     379         9.49           4         0.00(/\)          0.75(/\)  (5.10)
Worldwide Growth Subaccount
  (5).........................       0(/\/\)  10.01           0(/\/\/\) 0.00(/\)          0.75(/\)   0.10

Dreyfus
Dreyfus Stock Index
  Subaccount .................  19,709         7.96         157         0.51              0.75     (12.91)
Dreyfus Socially Responsible
  Growth Subaccount (6).......      44         8.57           0(/\/\/\) 0.00(/\)          0.75(/\) (14.30)

Fidelity Variable Insurance
  Products Funds
VIP Growth Subaccount.........  26,701         7.51         200         0.00              0.75     (18.37)
VIP II Contrafund Sub-
  account ....................  13,866         8.21         114         0.59              0.75     (13.03)
VIP III Growth Opportunities
  Subaccount (6)..............     199         9.27           2         0.00(/\)          0.75(/\)  (7.30)

Janus Aspen Series
Aggressive Growth Subaccount
  (6).........................     413         8.04           3         0.00(/\)          0.75(/\) (19.60)
Balanced Subaccount (5).......   1,435         9.79          14         4.93(/\)          0.75(/\)  (2.10)
Capital Appreciation
  Subaccount..................  39,919         6.46         258         1.34              0.75     (22.36)
Worldwide Growth Subaccount...  38,546         6.19         238         0.53              0.75     (23.01)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

                                     MONY

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5.       Financial Highlights: (continued)
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\)     Annualized
(/\/\)   Amounts round to less than one
(/\/\/\) Amounts round to less than one thousand dollars
(1) For the period May 4, 2001 (commencement of operations) through December 31, 2001.
(2) For the period June 19, 2001 (commencement of operations) through December 31, 2001.
(3) For the period May 18, 2001 (commencement of operations) through December 31, 2001.
(4) For the period August 8, 2001 (commencement of operations) through December 31, 2001.
(5) For the period June 13, 2001 (commencement of operations) through December 31, 2001.
(6) For the period May 15, 2001 (commencement of operations) through December 31, 2001.

                       Report of Independent Accountants

To the Board of Directors of
MONY Life Insurance Company and the
Contractholders of Subaccounts of MONY Variable Account L

In our opinion, the accompanying combined statements of assets and liabilities and the related combined statements of operations and of changes in net assets present fairly, in all material respects, the combined financial position of Subaccounts of MONY Variable Account L at December 31, 2001, and the combined results of their operations and the changes in their combined net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These combined financial statements are the responsibility of MONY Life Insurance Company's management; our responsibility is to express an opinion on these combined financial statements based on our audits. We conducted our audits of these combined financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                                     MONY

                              Variable Account L

                  COMBINED STATEMENT OF ASSETS & LIABILITIES

                               December 31, 2001

                             ASSETS
                  Investments at cost........... $42,926,621
                                                 ===========
                  Investments in Funds, at net
                    asset value................. $33,475,266
                  Amounts due from MONY.........      59,513
                  Amounts due from Funds........      22,838
                                                 -----------
                         Total assets...........  33,557,617
                                                 -----------
                           LIABILITIES
                  Amounts due to MONY...........      33,296
                  Amounts due to Funds..........      59,513
                                                 -----------
                         Total liabilities......      92,809
                                                 -----------
                  Net assets.................... $33,464,808
                                                 ===========
                  Net assets consist of:
                    Contractholders' net
                     payments................... $35,027,747
                    Undistributed net
                     investment income..........  11,799,967
                    Accumulated net realized
                     loss on investments........  (3,911,551)
                    Net unrealized depreciation
                     of investments.............  (9,451,355)
                                                 -----------
                  Net assets.................... $33,464,808
                                                 ===========


                  See notes to combined financial statements.

                                     MONY

                              Variable Account L

                       COMBINED STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001

       Dividend income...................................... $   382,920
       Distributions from net realized gains................   3,045,967
       Mortality and expense risk charges...................    (197,413)
                                                             -----------
       Net investment income................................   3,231,474
                                                             -----------
       Realized and unrealized loss on investments:
        Net realized loss on investments....................  (3,270,716)
        Net change in unrealized depreciation of investments  (3,560,698)
                                                             -----------
       Net realized and unrealized loss on investments......  (6,831,414)
                                                             -----------
       Net decrease in net assets resulting from operations. $(3,599,940)
                                                             ===========


                  See notes to combined financial statements.

                                     MONY

                              Variable Account L

                  COMBINED STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                                2001         2000
                                                             -----------  -----------
From operations:
  Net investment income..................................... $ 3,231,474  $ 5,761,321
  Net realized loss on investments..........................  (3,270,716)    (809,748)
  Net change in unrealized depreciation of investments......  (3,560,698)  (5,998,527)
                                                             -----------  -----------
Net decrease in net assets resulting from operations........  (3,599,940)  (1,046,954)
                                                             -----------  -----------
From unit transactions:
  Net proceeds from the issuance of units of subaccounts....  15,851,567   15,167,354
  Net asset value of units redeemed or used to meet
   contract obligations of subaccounts......................  (5,925,950)  (7,442,948)
                                                             -----------  -----------
Net increase from unit transactions of subaccounts..........   9,925,617    7,724,406
                                                             -----------  -----------
Net increase in net assets..................................   6,325,677    6,677,452
Net assets beginning of year................................  27,139,131   20,461,679
                                                             -----------  -----------
Net assets end of year*..................................... $33,464,808  $27,139,131
                                                             ===========  ===========
----------
* Includes undistributed net investment income of:.......... $11,799,967  $ 8,568,493
                                                             ===========  ===========


                  See notes to combined financial statements.

                                     MONY

                              Variable Account L

                    NOTES TO COMBINED FINANCIAL STATEMENTS



1. Organization and Business:

   MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Premium Variable Life Insurance policies (Strategist) and Variable Universal Life Insurance policies (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) (collectively, the "Variable Life Insurance Policies"). These policies are issued by MONY. For presentation purposes, the information related to all Variable Life Insurance Policies issued under the Variable Account are presented for the Variable Account as a whole.

   There are currently twenty-seven MONYEquity Master subaccounts, six Strategist subaccounts, twenty-eight MONY Custom Equity Master subaccounts and twenty-six MONY Custom Estate Master subaccounts within the Variable Account (each hereafter referred to as a "subaccount"). Each subaccount holds assets that are segregated from all other subaccounts within the Variable Account.

   Each subaccount invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These combined financial statements should be read in conjunction with the separate financial statements and footnotes of each of the Variable Life Insurance Policies which are presented on pages before these combined financial statements.

2. Significant Accounting Policies:

   The preparation of the combined financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment held by each subaccount in the shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value. For the purposes of presentation of the combined financial statements, investments held at December 31, 2001 by all of the subaccounts within the Variable Account have been aggregated.

  Investment Transactions and Investment Income:

   Investments made by the subacccounts in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments by the subaccounts in the portfolios of the Funds are determined on the identified cost-basis. Dividend income and distributions of net realized gains are recorded by the respective subaccount on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received by the subaccounts are reinvested in additional shares of the respective portfolios of the Funds.

                                     MONY

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)



2. Significant Accounting Policies: (continued)

  Taxes:

   MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. Related Party Transactions:

   MONY is the legal owner of the assets of the Variable Account.

   Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY. A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the year ended December 31, 2001, the aggregate amount deducted for such purposes for all subaccounts within the Variable Account was $4,704,718.

   MONY receives from the subaccounts within the Variable Account amounts deducted for mortality and expense risks at annual rates ranging from 0.35% to 0.75% of the average daily net assets of each of the respective subaccounts within the Variable Account. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2001, MONY received $4,672 in aggregate from certain Funds in connection with the subaccounts within the Variable Account.

4. Other:

   At December 31, 2001, the aggregate net assets of all subaccounts within the Variable Account investing in a portfolio of the Funds were as follows:

                  MONY Series Fund, Inc.
                  Intermediate Term Bond Subaccount $  189,463
                  Long Term Bond Subaccount........    378,761
                  Government Securities Subaccount.    307,573
                  Money Market Subaccount..........  2,233,395
                  Equity Growth Subaccount.........     57,261
                  Equity Income Subaccount.........     40,942
                  Diversified Subaccount...........     87,779

                                     MONY

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)



4. Other: (continued)

           Enterprise Accumulation Trust
           Equity Subaccount............................. $ 7,068,216
           Small Company Value Subaccount................   4,638,084
           Managed Subaccount............................   8,868,405
           International Growth Subaccount...............   1,287,365
           High Yield Bond Subaccount....................     687,891
           Growth Subaccount.............................     896,796
           Growth and Income Subaccount..................   1,068,135
           Small Company Growth Subaccount...............     320,316
           Equity Income Subaccount......................     101,233
           Capital Appreciation Subaccount...............     373,458
           Multi-Cap Growth Subaccount...................     443,405
           Balanced Subaccount...........................      61,101
           Emerging Countries Subaccount.................       1,631
           Worldwide Growth Subaccount...................       4,070
           Mid-Cap Growth Subaccount.....................      15,378

           Dreyfus
           Dreyfus Stock Index Subaccount................     885,986
           Dreyfus Socially Responsible Growth Subaccount      97,794

           Fidelity Variable Insurance Products Funds
           VIP Growth Subaccount.........................     693,634
           VIP II Contrafund Subaccount..................     472,407
           VIP III Growth Opportunities Subaccount.......      83,352

           Janus Aspen Series
           Aggressive Growth Subaccount..................     439,413
           Balanced Subaccount...........................     297,810
           Capital Appreciation Subaccount...............     603,215
           Worldwide Growth Subaccount...................     760,539
                                                          -----------
           Total Net Assets--Combined Variable Account L. $33,464,808
                                                          ===========

   During the year ended December 31, 2001, the aggregate cost of shares purchased and the aggregate proceeds from shares redeemed of the portfolios of the Funds by all of the subaccounts within the Variable Account were $17,522,350 and $7,792,102, respectively.

                       Report of Independent Accountants

To the Board of Directors and Shareholder of MONY Life Insurance Company

   In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in shareholder's equity and of cash flows present fairly, in all material respects, the financial position of the MONY Life Insurance Company and Subsidiaries (the "Company") at December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 7, 2002

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                          December 31, 2001 and 2000

                                                                                                      2001      2000
                                                                                                    --------- ---------
                                                                                                      ($ in millions)
                                              ASSETS
Investments:
   Fixed maturity securities available-for-sale, at fair value (Note 5)............................ $ 6,973.5 $ 6,693.0
   Equity securities available-for-sale, at fair value (Note 5)....................................     297.5     328.6
   Mortgage loans on real estate (Note 6)..........................................................   1,809.7   1,754.7
   Policy loans....................................................................................   1,229.0   1,264.6
   Other invested assets...........................................................................     347.5     312.0
                                                                                                    --------- ---------
                                                                                                     10,657.2  10,352.9

Cash and cash equivalents..........................................................................     305.0     499.5
Accrued investment income..........................................................................     192.9      71.7
Amounts due from reinsurers........................................................................     595.8     491.6
Deferred policy acquisition costs (Note 8).........................................................   1,233.8   1,209.7
Other assets.......................................................................................     556.0     781.1
Assets transferred in Group Pension Transaction (Note 11)..........................................   4,650.4   4,927.7
Separate account assets............................................................................   5,195.2   5,868.1
                                                                                                    --------- ---------
       Total assets................................................................................ $23,386.3 $24,202.3
                                                                                                    ========= =========

                               LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits............................................................................. $ 7,870.0 $ 7,794.5
Policyholders' account balances....................................................................   2,337.1   2,191.3
Other policyholders' liabilities...................................................................     281.1     295.9
Amounts due to reinsurers..........................................................................      74.6      87.3
Accounts payable and other liabilities.............................................................     816.1     650.3
Short term debt (Note 14)..........................................................................        --      52.3
Long term debt (Note 14)...........................................................................     216.9     217.0
Current federal income taxes payable...............................................................     109.1     124.7
Liabilities transferred in Group Pension Transaction (Note 11).....................................   4,586.5   4,897.2
Separate account liabilities.......................................................................   5,192.3   5,865.3
                                                                                                    --------- ---------
       Total liabilities........................................................................... $21,483.7 $22,175.8

Commitments and contingencies (Note 16)............................................................
Common stock, $1.00 par value; 2.5 million shares authorized; 2.5 and 2.5 million shares issued and outstanding at December 31, 2001 and
  2000 respectively;............................................................................... $     2.5 $     2.5
Capital in excess of par...........................................................................   1,628.6   1,628.6
Retained earnings..................................................................................     233.4     382.4
Accumulated other comprehensive income.............................................................      38.1      13.0
                                                                                                    --------- ---------
       Total shareholder's equity..................................................................   1,902.6   2,026.5
                                                                                                    --------- ---------
       Total liabilities and shareholder's equity.................................................. $23,386.3 $24,202.3
                                                                                                    ========= =========

         See accompanying notes to consolidated financial statements.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                 Years Ended December 31, 2001, 2000, and 1999

                                                           2001      2000     1999
                                                         --------  -------- --------
                                                               ($ in millions)
Revenues:
Premiums................................................ $  695.3  $  700.5 $  717.1
Universal life and investment-type product policy fees..    207.2     205.8    196.3
Net investment income (Note 4)..........................    676.9     970.9    900.0
Net realized (losses) gains on investments (Note 4).....    (12.3)     37.5    125.1
Group Pension Profits (Note 11).........................     30.7      37.1     63.0
Other income............................................    189.1     223.3    197.2
                                                         --------  -------- --------
                                                          1,786.9   2,175.1  2,198.7
                                                         --------  -------- --------
Benefits and expenses:
Benefits to policyholders...............................    814.7     787.8    787.1
Interest credited to policyholders' account balances....    110.5     110.6    115.5
Amortization of deferred policy acquisition costs.......    158.8     139.1    137.8
Dividends to policyholders..............................    236.6     235.5    230.7
Other operating costs and expenses......................    519.4     503.3    546.7
Demutualization expenses................................       --        --      2.0
                                                         --------  -------- --------
                                                          1,840.0   1,776.3  1,819.8
                                                         --------  -------- --------
(Loss) income before income taxes and extraordinary item    (53.1)    398.8    378.9
Income tax (benefit) expense............................    (19.1)    134.8    131.4
                                                         --------  -------- --------
(Loss) income before extraordinary item.................    (34.0)    264.0    247.5
Extraordinary item (Note 14)............................       --      37.7       --
                                                         --------  -------- --------
Net (loss) income.......................................    (34.0)    226.3    247.5
Other comprehensive income (loss), net (Note 4).........     25.1      42.4   (181.8)
                                                         --------  -------- --------
Comprehensive (loss) income............................. $   (8.9) $  268.7 $   65.7
                                                         ========  ======== ========





         See accompanying notes to consolidated financial statements.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

          CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY

                 Years Ended December 31, 2001, 2000, and 1999

                                                                                Capital            Accumulated
                                                                                  In                  Other         Total
                                                                        Common Excess of Retained Comprehensive Shareholder's
                                                                        Stock     Par    Earnings    Income        Equity
                                                                        ------ --------- -------- ------------- -------------
                                                                                           ($ in millions)
Balance, December 31, 1998.............................................  $2.0  $1,564.1  $   8.6     $ 152.4      $1,727.1
Change in number of authorized and outstanding Shares..................   0.5      (0.5)
Comprehensive income...................................................
    Net income.........................................................                    247.5                     247.5
    Other comprehensive income:
       Unrealized gains on investments, net of unrealized losses,
        Reclassification adjustments, and taxes (Note 4)...............                               (181.8)       (181.8)
                                                                         ----  --------  -------     -------      --------
Comprehensive income/(loss)............................................                                               65.7
                                                                         ----  --------  -------     -------      --------
Balance, December 31, 1999.............................................   2.5   1,563.6    256.1       (29.4)      1,792.8
Dividends..............................................................                   (100.0)                   (100.0)
Capital Contribution...................................................            65.0                               65.0
Comprehensive income:
    Net income.........................................................                    226.3                     226.3
    Other comprehensive income:
       Unrealized losses on investments net of unrealized gains,
        Reclassification adjustments, and taxes (Note 4)...............                                 46.2          46.2
       Minimum pension liability adjustment............................                                 (3.8)         (3.8)
                                                                         ----  --------  -------     -------      --------
    Other comprehensive income                                                                          42.4          42.4
Comprehensive income/(loss)............................................                                              268.7
                                                                         ----  --------  -------     -------      --------
Balance, December 31, 2000.............................................   2.5   1,628.6    382.4        13.0       2,038.9
Dividends..............................................................                   (115.0)                   (115.0)
Comprehensive income:
    Net loss...........................................................                    (34.0)                    (34.0)
    Other comprehensive income:
       Unrealized losses on investments net of unrealized gains,
        Reclassification adjustments, and taxes (Note 4)...............                                 36.6          36.6
       Minimum pension liability adjustment............................                                (11.5)        (11.5)
                                                                         ----  --------  -------     -------      --------
    Other comprehensive income.........................................                                 25.1          25.1
Comprehensive income/(loss)............................................                                               (8.9)
                                                                         ----  --------  -------     -------      --------
Balance, December 31, 2001.............................................  $2.5  $1,628.6  $ 233.4     $  38.1      $1,902.6
                                                                         ====  ========  =======     =======      ========


         See accompanying notes to consolidated financial statements.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                 Years Ended December 31, 2001, 2000, and 1999

                                                                                                2001       2000       1999
                                                                                              ---------  ---------  ---------
                                                                                                      ($ in millions)
Cash flows from operating activities (see Note 3):
Net (loss) income............................................................................ $   (34.0) $   226.3  $   247.5
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
   Interest credited to policyholders' account balances......................................      92.0       99.9      111.9
   Universal life and investment-type product policy fee income..............................    (117.8)    (127.4)    (143.5)
   Capitalization of deferred policy acquisition costs.......................................    (194.5)    (175.0)    (148.8)
   Amortization of deferred policy acquisition costs.........................................     158.8      139.1      132.4
   Provision for depreciation and amortization...............................................      64.9       32.9       32.4
   Provision for deferred federal income taxes...............................................      (6.4)      63.4       57.5
   Net realized losses (gains) on investments................................................      12.3      (37.5)    (125.1)
   Non-cash distributions from investments...................................................      52.9     (226.7)    (172.8)
   Change in other assets and accounts payable and other liabilities.........................     (55.1)     (69.7)      18.7
   Change in future policy benefits..........................................................      75.5       58.7       62.2
   Change in other policyholders' liabilities................................................     (14.8)      10.6       17.0
   Change in current federal income taxes payable............................................     (12.2)     (41.0)      54.7
   Extraordinary loss on extinguishment of debt..............................................        --       56.8         --
                                                                                              ---------  ---------  ---------
   Net cash provided by operating activities................................................. $    21.6  $    10.4  $   144.1
                                                                                              =========  =========  =========
Cash flows from investing activities:
Sales, maturities or repayments of:
   Fixed maturities securities............................................................... $ 1,275.7  $ 1,067.5  $ 1,256.1
   Equity securities.........................................................................      39.9      514.2      328.2
   Mortgage loans on real estate.............................................................     341.6      453.7      194.8
   Policy loans, net.........................................................................      35.7        3.6        1.4
   Other invested assets.....................................................................      57.9      179.6      369.4
Acquisitions of investments:
   Fixed maturities securities...............................................................  (1,398.0)  (1,058.9)  (1,563.6)
   Equity securities.........................................................................     (51.4)    (127.6)    (152.0)
   Mortgage loans on real estate.............................................................    (405.3)    (442.4)    (503.4)
   Other invested assets.....................................................................    (127.5)     (99.6)     (66.2)
   Other, net................................................................................        --     (150.0)      60.3
   Property and equipment, net...............................................................     (41.2)     (54.8)     (22.5)
                                                                                              ---------  ---------  ---------
Net cash (used in)/provided by investing activities.......................................... $  (272.6) $   285.3  $   (97.5)
                                                                                              =========  =========  =========
Cash flows from financing activities:
Issuance of debt............................................................................. $      --  $   215.0  $      --
Repayments of debt...........................................................................      (0.1)    (301.3)     (84.8)
Receipts from annuity and universal life policies credited to policyholders' account balances   1,150.9    2,287.1    1,874.0
Return of policyholders' account balances on annuity policies and universal life policies....    (979.3)  (2,305.9)  (1,896.5)
Capital contribution.........................................................................        --       65.0         --
Dividends paid to shareholders...............................................................    (115.0)    (100.0)        --
                                                                                              ---------  ---------  ---------
Net cash provided by/(used in) financing activities..........................................      56.5     (140.1)    (107.3)
                                                                                              ---------  ---------  ---------
Net (decrease)/increase in cash and cash equivalents.........................................    (194.5)     155.6      (60.7)
Cash and cash equivalents, beginning of year.................................................     499.5      343.9      404.6
                                                                                              ---------  ---------  ---------
Cash and cash equivalents, end of year....................................................... $   305.0  $   499.5  $   343.9
                                                                                              =========  =========  =========
Supplemental disclosure of cash flow information:
Cash paid during the period for:
Income taxes................................................................................. $     4.6  $    93.3  $    20.1
Interest..................................................................................... $    19.8  $    29.4  $    20.3

         See accompanying notes to consolidated financial statements.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  Organization and Description of Business:

   The MONY Life Insurance Company ( "MONY Life") and its subsidiaries (MONY Life and its subsidiaries are collectively referred to herein as the "Company"), provides life insurance, annuities, corporate-owned and bank-owned life insurance ("COLI/BOLI") products, mutual funds, securities brokerage, asset management, and business and estate planning services. The Company distributes its products and services to individuals and institutional clients through a career agency sales force and financial advisors and brokers of its securities broker-dealer and mutual fund subsidiaries (hereafter referred to as "Proprietary Distribution"). In addition, the Company distributes its products and services through what it defines as complementary distribution channels ("Complementary Distribution"), which principally consist of independent third-party insurance brokerage general agencies and securities broker-dealers, as well as its corporate marketing team. The Company principally sells its products in all 50 of the United States, the District of Columbia, the U.S. Virgin Islands, Guam and the Commonwealth of Puerto Rico and currently insures or provides other financial services to more than one million people.

   MONY Life's principal wholly owned direct and indirect operating subsidiaries include: (i) MONY Life Insurance Company of America ("MLOA"), an Arizona domiciled life insurance company, (ii) Enterprise Capital Management ("Enterprise"), a distributor of both proprietary and non-proprietary mutual funds, (iii) U.S. Financial Life Insurance Company ("USFL"), an Ohio domiciled insurer underwriting specialty risk life insurance business, (iv) MONY Securities Corporation ("MSC"), a registered securities broker-dealer and investment advisor whose products and services are distributed through MONY Life's career agency sales force, (v) Trusted Securities Advisors Corporation ("Trusted Advisors"), which distributes investment products and services through a network of independent certified public accountants, (vi) MONY Brokerage, Inc. ("MBI"), a licensed insurance broker, which principally provides MONY Life's career agency sales force with access to life, annuity, small group health, and specialty insurance products written by other insurance companies so they can meet the insurance and investment needs of their clients, and (vii) MONY Life Insurance Company of the Americas, Ltd. ("MLICA"), which provides life insurance, annuity and investment products to nationals of certain Latin American countries.

   On November 16, 1998, pursuant to a plan of reorganization (the "Plan"), which was approved by the New York Insurance Department, The Mutual Life Insurance Company of New York ("MONY") converted from a mutual insurance company to a stock life insurance company (the "Demutualization") and became MONY Life, a wholly owned subsidiary of The MONY Group Inc. ("MONY Group"). In connection with the Plan, MONY established a closed block, as more fully discussed in Note 2, to fund the guaranteed benefits and dividends of certain participating insurance policies and eligible policyholders received cash, policy credits, or shares of MONY Group common stock in exchange for their membership interests in MONY.

   The MONY Group's other principal operating subsidiaries are The Advest Group, Inc. ("Advest") and Matrix Capital Markets Group ("Matrix"). Advest and Matrix were acquired by MONY Group in 2001.

2.  The Closed Block:

   On November 16, 1998, the Company established a closed block (the "Closed Block") of certain participating insurance policies as defined in the Plan (the "Closed Block Business"). In conjunction therewith, the Company allocated assets to the Closed Block expected to produce cash flows which, together with anticipated revenues from the Closed Block Business, are reasonably expected to be sufficient to support the Closed Block Business, including but not limited to, provision for payment of claims and surrender benefits, certain expenses and taxes, and for continuation of current payable dividend scales in effect at the date of Demutualization, assuming the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. The assets allocated to the Closed Block and the aforementioned revenues inure solely to the benefit of the owners of policies included in the Closed Block.

   The assets and liabilities allocated to the Closed Block are recorded in the Company's financial statements at their historical carrying values. The carrying value of the assets allocated to the Closed Block are less than the carrying value of the Closed Block liabilities at the Plan Effective Date. The excess of the Closed Block liabilities over the Closed Block assets at the Plan Effective

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

Date represents the total estimated future post-tax contribution expected to emerge from the operation of the Closed Block, which will be recognized in the Company's income over the period the policies and the contracts in the Closed Block remain in force.

   To the extent that the actual cash flows, subsequent to the Plan Effective Date, from the assets allocated to the Closed Block and the Closed Block Business are, in the aggregate, more favorable than assumed in establishing the Closed Block, total dividends paid to the Closed Block policyholders in future years will be greater than the total dividends that would have been paid to such policyholders if the current payable dividend scales had been continued. Conversely, to the extent that the actual cash flows, subsequent to the Plan Effective Date, from the assets allocated to the Closed Block and the Closed Block Business are, in the aggregate, less favorable than assumed in establishing the Closed Block, total dividends paid to the Closed Block policyholders in future years will be less than the total dividends that would have been paid to such policyholders if the current payable dividend scales had been continued. Accordingly, the recognition of the aforementioned estimated future post-tax contribution expected to emerge from the operation of the Closed Block is not affected by the aggregate actual experience of the Closed Block assets and the Closed Block Business subsequent to the Plan Effective Date, except in the event that the Closed Block assets and the actual experience of the Closed Block Business subsequent to the Plan Effective Date are not sufficient to pay the guaranteed benefits on the Closed Block Policies, in which case the Company will be required to fund any such deficiency from its general account assets outside of the Closed Block.

   Since the Closed Block has been funded to provide for payment of guaranteed benefits and the continuation of current payable dividends on the policies included therein, it will not be necessary to use general funds to pay guaranteed benefits unless the Closed Block Business experiences very substantial ongoing adverse experience in investment, mortality, persistency or other experience factors. The Company regularly (at least quarterly) monitors the experience from the Closed Block and may make changes to the dividend scale, when appropriate, to ensure that the profits are distributed to the Closed Block policyholders in a fair and equitable manner. In addition, periodically the New York Insurance Department requires the filing of an independent auditor's report on the operations of the Closed Block.

3.  Summary of Significant Accounting Policies:

Basis of Presentation

   The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining (i) deferred policy acquisition costs, (ii) the liability for future policy benefits, (iii) valuation allowances for mortgage loans, and impairment writedowns for other invested assets, and (iv) litigation, contingencies and restructuring charges. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

Principles of Consolidation

   The accompanying consolidated financial statements include the accounts of the Company and those partnerships in which the Company has a majority voting interest. All significant intercompany accounts and transactions have been eliminated.

Valuation of Investments and Realized Gains and Losses

   The Company's fixed maturity securities are classified as available-for-sale and are reported at estimated fair value. The Company's equity securities are comprised of investments in common stocks and limited partnership interests. The Company's investments in common stocks are classified as available-for-sale and are reported at estimated fair value. The Company's

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES investments in limited partnership interests are accounted for in accordance with the equity method of accounting or the cost method of accounting depending upon the Company's percentage of ownership of the partnership and the date it was acquired. In general, partnership interests acquired after May 18, 1995 are accounted for in accordance with the equity method of accounting if the Company's ownership interest exceeds 3 percent, whereas, if the partnership was acquired prior to May 18, 1995, the equity method would be applied only if the Company's ownership interest exceeded 20 percent. In all other circumstances the Company accounts for its investments in limited partnership interests in accordance with the cost method. Unrealized gains and losses on fixed maturity securities and common stocks are reported as a separate component of other comprehensive income, net of deferred income taxes and an adjustment for the effect on deferred policy acquisition costs that would have occurred if such gains and losses had been realized. The cost of all fixed maturity securities and common stock is adjusted for impairments in value deemed to be other than temporary. These adjustments are reflected as realized losses on investments. Realized gains and losses on sales of investments are determined on the basis of specific identification.

   Mortgage loans on real estate are stated at their unpaid principal balances, net of valuation allowances. Valuation allowances are established for the excess of the carrying value of a mortgage loan over its estimated fair value when the loan is considered to be impaired. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Estimated fair value is based on either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the loan's observable market price (if considered to be a practical expedient), or the fair value of the collateral if the loan is collateral dependent and if foreclosure of the loan is considered probable. The provision for loss is reported as a realized loss on investment. Loans in foreclosure and loans considered to be impaired, other than restructured loans, are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in investment income in the period received. Interest income on restructured mortgage loans is accrued at the restructured loans' interest rate.

   Real estate held for investment, as well as related improvements, are reported as other invested assets, and are generally stated at cost less depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the asset, which may range from 5 to 40 years. Cost is adjusted for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Impairment losses are based on the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate to be disposed of is reported at the lower of its current carrying value or estimated fair value less estimated sales costs. Changes in reported values relating to real estate to be disposed of and impairments of real estate held for investment are reported as realized gains or losses on investments.

   Policy loans are carried at their unpaid principal balances. Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments with an original maturity of three months or less.

Collateralized Financing Transactions

   Securities loaned and borrowed are accounted for as collateralized financing transactions and are recorded at the amount of cash collateral received or advanced. The fee received or paid by the Company is recorded as interest revenue or expense and is reflected in retail brokerage and investment banking revenues and other operating costs and expenses, respectively, in the consolidated statement of income. The initial collateral advanced or received has a higher market value than the underlying securities. The Company monitors the market value of securities borrowed and loaned on a daily basis, with additional collateral obtained or refunded, as necessary.

   The Company utilizes short-term repurchase agreements as supplementary short-term financing and delivers U.S. Treasury securities as collateral for cash received. These repurchase agreements are accounted for as collateralized financings. The fee paid by the Company is recorded as interest expense. The Company monitors the market value of securities transferred on a daily basis, and obtains additional collateral as necessary.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

Recognition of Insurance Revenue and Related Benefits

   Premiums from participating and non-participating traditional life, health and annuity policies with life contingencies are recognized as premium income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenue from these types of products consists of amounts assessed during the period against policyholders' account balances for policy administration charges, cost of insurance and surrender charges, and mortality and expense charges on variable contracts. Policy benefits charged to expense include benefit claims incurred in the period in excess of the related policyholders' account balance.

Deferred Policy Acquisition Costs ("DAC")

   The costs of acquiring new business, principally commissions, underwriting, agency, and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred.

   For participating traditional life policies, DAC is amortized over the expected life of the contracts (30 years) as a constant percentage based on the present value of estimated gross margins expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2001, the expected investment yield for the Closed Block was 7.29% for the year 2001 with subsequent years grading down to an ultimate aggregate yield of 7.12% in the year 2013. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends.

   For universal life products and investment-type products, DAC is amortized over the expected life of the contracts (ranging from 15 to 30 years) as a constant percentage based on the present value of estimated gross profits expected to be realized over the life of the contracts using the initial locked in discount rate. For non-participating term policies, DAC is amortized over the expected life of the contracts (ranging from 10 to 20 years) in proportion to premium revenue recognized. The discount rate for all products is 8%. Estimated gross profits arise principally from investment results, mortality and expense margins and surrender charges.

   The Company conducts programs from time-to-time that allow annuity contractholders to exchange older annuity contracts for new annuity products at no cost. The Company has determined that the old and new products are substantially similar and as such, the Company retains previously recorded DAC related to the exchanged contract.

   DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains (losses) is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

Future Policy Benefits and Policyholders' Account Balances

   Future policy benefit liabilities for participating traditional life policies are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Dividend fund interest assumptions range from 2.0 percent to
5.5 percent.

   Policyholders' account balances for universal life and investment-type contracts represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals. The weighted average interest crediting rate for universal life products was approximately 5.9%, 5.9% and 5.6% for the years ended December 31, 2001, 2000, and 1999,

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES respectively. The weighted average interest crediting rate for investment-type products was approximately 4.5%, 4.9% and 5.1% for the years ended December 31, 2001, 2000, and 1999, respectively.

Dividends to Policyholders

   Dividends to policyholders, which are substantially all on the Closed Block Business (see Note 2) are determined annually by the Board of Directors of MONY Life. The aggregate amount of policyholders' dividends is related to actual interest, mortality and morbidity for the year.

Participating Business

   At December 31, 2001 and 2000, participating business, substantially all of which is in the Closed Block, represented approximately 46.0% and 53.3% of the Company's life insurance in force, and 73.7% and 74.4% of the number of life insurance policies in force, respectively. For each of the years ended December 31, 2001, 2000 and 1999, participating business represented approximately 83.5% and 91.6%, and 95.9%, respectively, of life insurance premiums.

Federal Income Taxes

   The Company files a consolidated federal income tax return with its parent, The MONY Group Inc. and its other subsidiaries, as well as the Company's life and non-life affiliates except Sagamore Financial Corporation and its subsidiaries. Deferred income tax assets and liabilities are recognized based on the difference between financial statement amounts and income tax bases of assets and liabilities using enacted income taxes and laws.

Reinsurance

   The Company has reinsured certain of its life insurance and investment contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based on assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reserve credits. Gains on reinsurance are deferred and amortized into income over the remaining life of the underlying reinsured contracts.

   In determining whether a reinsurance contract qualifies for reinsurance accounting, Statement of Financial Accounting Standards ("SFAS") No. 113 "Accounting and reporting for reinsurance of short-duration and long-duration contracts" requires that there be a "reasonable possibility" that the reinsurer may realize a "significant loss" from assuming insurance risk under the contract. In making this assessment, the Company projects the results of the policies reinsured under the contract under various scenarios and assesses the probability of such results actually occurring. The projected results represent the present value of all the cash flows under the reinsurance contract. The Company generally defines a "reasonable possibility" as having a probability of at least 10%. In assessing whether the projected results of the reinsured business constitute a "significant loss", the Company considers: (i) the ratio of the aggregate projected loss, discounted at an appropriate rate of interest (the "aggregate projected loss"), to an estimate of the reinsurer's investment in the contract, as hereafter defined, and (ii) the ratio of the aggregate projected loss to an estimate of the total premiums to be received by the reinsurer under the contract discounted at an appropriate rate of interest.

   The reinsurer's investment in a reinsurance contract consists of amounts paid to the ceding company at the inception of the contract (e.g. expense allowances and the excess of liabilities assumed by the reinsurer over the assets transferred to the reinsurer under the contract) plus the amount of capital required to support such business consistent with prudent business practices, regulatory requirements, and the reinsurer's credit rating. The Company estimates the capital required to support such business based on what it considers to be an appropriate level of risk-based capital in light of regulatory requirements and prudent business practices.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent that the value of such assets exceeds the separate account liabilities. Investments held in separate accounts and liabilities of the separate accounts are reported separately as assets and liabilities. Substantially all separate account assets are reported at estimated fair value. Investment income and gains or losses on the investments of separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's consolidated statements of income and cash flows. Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues.

Consolidated Statements of Cash Flows--Non-cash Transactions

   For the years ended December 31, 2001, 2000, and 1999, respectively, real estate of $18.0 million, $0.5 million, and $27.0 million was acquired in satisfaction of debt. At December 31, 2001 and 2000, the Company owned real estate acquired in satisfaction of debt of $44.3 million and $41.5 million, respectively. Other non-cash transactions, which are reflected in the statement of cash flows as a reconciling item from net income to net cash provided by operating activities, consisted primarily of stock distributions from the Company's partnership investments and payment-in-kind for interest due on certain fixed maturity securities.

New Accounting Pronouncements

   On January 1, 2001 the Company adopted FASB SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. The Company's use of derivative instruments is not significant and accordingly, adoption of the standard did not have a material effect on the Company's earnings or financial position.

   On January 1, 2001, the Company adopted the provisions of American Institute of Certified Public Accountants Statement of Position 00-3, "Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies for Certain Long-Duration Participating Contracts" ("SOP 00-3"). SOP 00-3 requires, among other things, that Closed Block assets, liabilities, revenues, and expenses should be displayed in financial statements combined with all other assets, liabilities, revenues, and expenses outside the Closed Block. The guidance in SOP 00-3 requires restatement of financial statements presented for years prior to its issuance. Accordingly, the consolidated balance sheet of the Company as of December 31, 2000 and the related consolidated statements of income and comprehensive income for the years ended December 31, 2000 and 1999 have been restated to conform to the presentation required by SOP 00-3.

   On January 1, 2001 the Company adopted FASB SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125" ("SFAS No. 140"). SFAS No. 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, recognition and measurement of servicing assets and liabilities, and the extinguishment of liabilities. Adoption of the new requirements did not have a material effect on the Company's earnings or financial position.

   In July 2001, the FASB issued SFAS No. 141, "Business Combinations" ("SFAS 141"). SFAS 141 addresses the financial accounting and reporting for all business combinations. This statement requires that all business combinations be accounted for under the purchase method of accounting, abolishes the use of the pooling-of-interest method, requires separate recognition of intangible assets that can be identified and named, and expands required disclosures. All of the Company's past business combinations have been accounted for under the purchase accounting method. The provisions of this statement apply to all

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES business combinations initiated after June 30, 2001. This statement has no material effect on the financial position or earnings of the Company.

   In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 provides that goodwill and intangible assets that have indefinite useful lives will not be amortized but rather will be tested at least annually for impairment. This Statement provides specific guidance for testing the impairment of goodwill and intangible assets. This statement is effective for fiscal years beginning after December 15, 2001. As a result of adopting this statement, the Company will no longer recognize goodwill amortization of approximately $1.4 million on an annualized basis. In addition, the Company does not expect to recognize any impairment of goodwill upon adoption of this statement.

   In October 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("SFAS 144"). This statement establishes a single accounting model for the impairment or disposal of long-lived assets, including assets to be held and used, assets to be disposed of by other than sale, and assets to be disposed of by sale. The provisions of SFAS 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. SFAS 144 retains many of the same provisions of SFAS 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of" ("SFAS 121"). In addition to retaining the SFAS 121 requirements, SFAS 144 requires companies to present the results of operations of components of the entity that are held for sale as discontinued operations in the consolidated statements of income and comprehensive income. The Company has real estate held for sale, included in "Other assets", that meet the definition of a component of the entity. Accordingly, beginning January 1, 2002, the Company will report results from operations for real estate held for sale as discontinued operations. Pre-tax income from real estate held for sale recorded for the years ended December 31, 2001 and 2000 was approximately $6.8 million and $17.4 million, respectively.

4. Investment Income, Realized and Unrealized Investment Gains (Losses), and Comprehensive Income:

   Net investment income for the years ended December 31, 2001, 2000 and 1999 was derived from the following sources:

                                                      2001     2000    1999
                                                     ------  -------- ------
                                                         ($ in millions)
   Net Investment Income
   Fixed maturities................................. $484.4  $  495.4 $477.7
   Equity securities................................  (33.9)    239.4  194.2
   Mortgage loans...................................  139.8     144.3  127.7
   Other investments (including cash and short-term)  132.7     136.9  135.9
                                                     ------  -------- ------
   Total investment income..........................  723.0   1,016.0  935.5
   Investment expenses..............................   46.1      45.1   35.5
                                                     ------  -------- ------
   Net investment income............................ $676.9  $  970.9 $900.0
                                                     ======  ======== ======

   Net realized gains (losses) on investments for the years ended December 31, 2001, 2000 and 1999 are summarized as follows:

                                                   2001    2000    1999
                                                  ------  ------  ------
                                                      ($ in millions)
       Net Realized Gains (Losses) on Investments
       Fixed maturities.......................... $ (2.6) $(30.1) $ (8.6)
       Equity securities.........................   (7.8)   21.5    76.0
       Mortgage loans............................    9.3    19.8     0.8
       Other invested assets.....................  (11.2)   26.3    56.9
                                                  ------  ------  ------
       Net realized gains (losses) on investments $(12.3) $ 37.5  $125.1
                                                  ======  ======  ======

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Following is a summary of the change in unrealized investment gains (losses), net of related deferred income taxes and adjustment for deferred policy acquisition costs (see Note 8), which are reflected in Accumulated Other Comprehensive Income for the periods presented. The net change in unrealized investment gains (losses) and the change in the Company's minimum pension liability represent the only components of other comprehensive income for the years ended December 31, 2001, 2000 and 1999 as presented below:

                                                                       2001    2000    1999
                                                                      ------  ------  -------
                                                                          ($ in millions)
Other Comprehensive Income
Change in unrealized gains (losses):
Fixed maturities..................................................... $156.7  $196.7  $(458.9)
Equity securities....................................................   (3.4)  (59.9)   (25.3)
Other................................................................    0.0     0.0     (3.6)
                                                                      ------  ------  -------
Subtotal.............................................................  153.3   136.8   (487.8)
AEGON Portfolio (See Note 11)........................................   31.0    20.6    (77.9)
                                                                      ------  ------  -------
Subtotal.............................................................  184.3   157.4   (565.7)
Effect on unrealized gains (losses) on investments attributable to:
   DAC...............................................................  (30.3)  (93.1)   241.6
   Deferred federal income taxes.....................................  (48.2)  (20.6)   114.1
Net unrealized gains (losses) and DAC transferred to the Closed
  Block .............................................................  (69.2)    2.5     28.2
                                                                      ------  ------  -------
Change in unrealized gains (losses) on investments, net..............   36.6    46.2   (181.8)
Minimum pension liability adjustment.................................  (11.5)   (3.8)      --
                                                                      ------  ------  -------
Other comprehensive income........................................... $ 25.1  $ 42.4  $(181.8)
                                                                      ======  ======  =======

   The following table sets forth the reclassification adjustments required for the years ended December 31, 2001, 2000, and 1999 to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                                  2001   2001    1999
                                                                  -----  -----  -------
                                                                     ($ in millions)
Reclassification Adjustments
Unrealized gains (losses) on investments......................... $34.6  $48.6  $(135.3)
Reclassification adjustment for gains included in net income.....  (9.5)  (6.2)   (46.5)
                                                                  -----  -----  -------
Unrealized gains (losses) on investments, net of reclassification adjustments.................................................... $25.1  $42.4  $(181.8)
                                                                  =====  =====  =======

   Unrealized gains (losses) on investments, (excluding net unrealized gains (losses) and DAC on assets allocated to the Closed Block), reported in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax expense (benefit) of $43.2 million, $17.2 million, and $(139.2) million, respectively, and $(32.1) million, $(95.5) million, and $242.2 million, respectively, relating to the effect of such unrealized gains (losses) on DAC.

   Reclassification adjustments, (excluding net unrealized gains (losses) and DAC on assets allocated to the Closed Block), reported in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax expense of $5.1 million, $3.3 million and $25.1 million, respectively, and $1.8 million, $2.5 million and $(0.4) million, respectively, relating to the effect of such amounts on DAC.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

5.  Fixed Maturity and Equity Securities:

Fixed Maturity Securities Available-for-Sale

   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001 and 2000 are as follows:

                                                             Gross        Gross
                                           Amortized      Unrealized    Unrealized      Estimated
                                             Cost            Gains        Losses       Fair Value
                                       ----------------- ------------- ------------ -----------------
                                         2001     2000    2001   2000  2001   2000    2001     2000
                                       -------- -------- ------ ------ ----- ------ -------- --------
                                                              ($ in millions)
US Treasury securities and Obligations
 of US Government agencies............ $  292.7 $  171.6 $ 14.7 $  6.7 $ 0.2 $  0.3 $  307.2 $  178.1
Collateralized mortgage obligations:
   Government agency-backed...........    268.4    310.9    5.8    2.5   0.8    1.6    273.4    311.8
   Non-agency backed..................    166.3    136.7    7.0    3.3   0.0    0.3    173.3    139.7
Other asset-backed securities:
   Government agency-backed...........     18.4     25.8    0.7    0.5   0.0    0.2     19.1     26.1
   Non-agency backed..................    611.5    505.9   17.9    7.0   9.6    8.2    619.8    504.7
Foreign governments...................     32.1     28.4    4.0    1.5   0.7    0.5     35.4     29.4
Utilities.............................    551.3    635.2   16.9   13.4   4.6   11.1    563.6    637.5
Corporate bonds.......................  4,830.3  4,860.8  153.0   82.6  58.3  103.5  4,925.0  4,839.9
                                       -------- -------- ------ ------ ----- ------ -------- --------
   Total bonds........................  6,771.0  6,675.3  220.0  117.5  74.2  125.7  6,916.8  6,667.2
Redeemable preferred stocks...........     55.6     27.4    1.2    0.0   0.1    1.6     56.7     25.8
                                       -------- -------- ------ ------ ----- ------ -------- --------
   Total.............................. $6,826.6 $6,702.7 $221.2 $117.5 $74.3 $127.3 $6,973.5 $6,693.0
                                       ======== ======== ====== ====== ===== ====== ======== ========

   The carrying value of the Company's fixed maturity securities available-for-sale at December 31, 2001 and 2000 is net of adjustments for impairments in value deemed to be other than temporary of $48.2 million and $27.5 million, respectively.

   At December 31, 2001 and 2000, there was $0.0 million and $1.6 million, respectively, of fixed maturity securities which had been non-income producing for the twelve months preceding such dates.

   The Company classifies fixed maturity securities available-for-sale which
(i) are in default as to principal or interest payments, (ii) are to be restructured pursuant to commenced negotiations, (iii) went into bankruptcy subsequent to acquisition, or (iv) are deemed to have other than temporary impairments to value as "problem fixed maturity securities." At December 31, 2001 and 2000, the carrying value of problem fixed maturities held by the Company was $66.7 million and $54.1 million, respectively. The Company defines potential problem securities in the fixed maturity category as securities that are deemed to be experiencing significant operating problems or difficult industry conditions. At December 31, 2001 and 2000, the carrying value of potential problem fixed maturities held by the Company was $16.1 million and $6.6 million, respectively. In addition, at December 31, 2001 and 2000, the Company had no fixed maturity securities which had been restructured.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The amortized cost and estimated fair value of fixed maturity securities available-for-sale, by contractual maturity dates (excluding scheduled sinking funds) as of December 31, 2001, are as follows:

                                                         2001
                                                 --------------------
                                                 Amortized Estimated
                                                   Cost    Fair Value
                                                 --------- ----------
                                                   ($ in millions)
          Due in one year or less............... $  346.1   $  354.9
          Due after one year through five years.  1,996.7    2,071.1
          Due after five years through ten years  2,480.2    2,527.4
          Due after ten years...................    939.0      934.6
                                                 --------   --------
             Subtotal...........................  5,762.0    5,888.0
          Mortgage--and asset-backed securities.  1,064.6    1,085.5
                                                 --------   --------
             Total.............................. $6,826.6   $6,973.5
                                                 ========   ========

   Fixed maturity securities available-for-sale that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   Proceeds from sales of fixed maturity securities available-for-sale during 2001, 2000 and 1999 were $479.4 million, $441.3 million and $632.8 million, respectively. Gross gains of $21.3 million, $7.2 million, and $6.9 million and gross losses of $8.3 million, $16.3 million, and $19.4 million were realized on these sales, in 2001, 2000 and 1999, respectively.

Equity Securities

   The cost, gross unrealized gains and losses, and estimated fair value of marketable and non-marketable equity securities at December 31, 2001 and 2000 are as follows:

                                                 Gross      Gross
                                  Amortized   Unrealized  Unrealized   Estimated
                                    Cost         Gains      Losses    Fair Value
                                ------------- ----------- ---------- -------------
                                 2001   2000  2001  2000  2001  2000  2001   2000
                                ------ ------ ----- ----- ----- ---- ------ ------
                                                 ($ in millions)
Marketable equity securities... $ 67.3 $ 40.1 $ 6.2 $ 6.7 $ 6.9 $2.2 $ 66.6 $ 44.6
Nonmarketable equity securities  220.7  226.2  31.0  63.6  20.8  5.8  230.9  284.0
                                ------ ------ ----- ----- ----- ---- ------ ------
                                $288.0 $266.3 $37.2 $70.3 $27.7 $8.0 $297.5  328.6
                                ====== ====== ===== ===== ===== ==== ====== ======

   Proceeds from sales of equity securities during 2001, 2000 and 1999 were $31.0 million, $499.2 million and $302.7 million, respectively. Gross gains of $3.1 million, $81.2 million and $90.0 million and gross losses of $9.5 million, $57.8 million and $12.4 million were realized on these sales, during 2001, 2000, and 1999, respectively.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

6.  Mortgage Loans on Real Estate:

   Mortgage loans on real estate at December 31, 2001 and 2000 consist of the following:

                                                      2001      2000
                                                    --------  --------
                                                      ($ in millions)
        Commercial and residential mortgage loans.. $1,533.6  $1,473.4
        Agricultural mortgage loans................    304.6     313.5
                                                    --------  --------
        Total loans................................  1,838.2   1,786.9
        Less: valuation allowances.................    (28.5)    (32.2)
                                                    --------  --------
        Mortgage loans, net of valuation allowances $1,809.7  $1,754.7
                                                    ========  ========

   An analysis of the valuation allowances for 2001, 2000 and 1999 is as follows:

                                                 2001   2000    1999
                                                 -----  -----  ------
                                                    ($ in millions)
         Balance, beginning of year............. $32.2  $37.3  $ 46.8
         (Decrease)/increase in allowance.......  (0.8)  (4.9)    3.7
         Reduction due to pay downs and pay offs  (0.2)  (0.2)   (1.3)
         Transfers to real estate...............  (2.7)    --   (11.9)
                                                 -----  -----  ------
         Balance, end of year................... $28.5  $32.2  $ 37.3
                                                 =====  =====  ======

   Impaired mortgage loans along with related valuation allowances as of December 31, 2001 and 2000 are as follows:

                                                                      2001    2000
                                                                     ------  ------
                                                                     ($ in millions)
Investment in impaired mortgage loans (before valuation allowances):
Loans that have valuation allowances................................ $ 93.5  $132.9
Loans that do not have valuation allowances.........................   85.2    65.1
                                                                     ------  ------
   Subtotal.........................................................  178.7   198.0
Valuation allowances................................................  (18.4)  (22.6)
                                                                     ------  ------
   Impaired mortgage loans, net of valuation allowances............. $160.3  $175.4
                                                                     ======  ======

   During 2001, 2000, and 1999, the Company recognized $12.8 million, $19.5 million, and $19.8 million, respectively, of interest income on impaired loans (also see Note 18).

   At December 31, 2001 and 2000, the carrying value of mortgage loans which were non-income producing for the twelve months preceding such dates was $22.0 million and $13.3 million, respectively.

   At December 31, 2001 and 2000, the Company had restructured mortgage loans of $66.3 million and $85.7 million, respectively. Interest income of $4.3 million, $6.8 million and $10.6 million was recognized on restructured mortgage loans in 2001, 2000, and 1999, respectively. Gross interest income on these loans that would have been recorded in accordance with the original terms of such loans amounted to approximately $7.2 million, $9.5 million, and $15.7 million in 2001, 2000 and 1999, respectively.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

7.  Segment Information:

   The Company's business activities consist of the following: protection product operations, accumulation product operations, mutual fund operations, securities broker-dealer operations, insurance brokerage operations, and certain insurance lines of business no longer written by the Company (the "run-off businesses"). These business activities represent the Company's operating segments. Except as discussed below, these segments are managed separately because they either provide different products or services, are subject to different regulation, require different strategies, or have different technology requirements.

   Management considers the Company's mutual fund operations to be an integral part of the products offered by the Company's accumulation products segment, since a significant portion of mutual funds sold by the Company are offered through, and in conjunction with, the products marketed by the accumulation products segment. Accordingly, for management purposes (including, performance assessment and making decisions regarding the allocation of resources), the Company aggregates its mutual fund operations with its accumulation products segment.

   Of the aforementioned segments, only the protection products segment and the accumulation products segment qualify as reportable segments in accordance with SFAS 131. All of the Company's other segments are combined and reported in the other products segment.

   Products comprising the protection products segment primarily include a wide range of insurance products, including: whole life, term life, universal life, variable universal life, corporate-owned life insurance, last survivor variable universal life, last survivor universal life, group universal life and special-risk products. In addition, included in the protection products segment are: (i) the assets and liabilities transferred pursuant to the Group Pension Transaction, as well as the Group Pension Profits (see Note 11), (ii) the Closed Block assets and liabilities, as well as the Contribution from the Closed Block (See Notes 2 and 18), and (iii) the Company's disability income insurance business. Products comprising the accumulation products segment primarily include flexible premium variable annuities, single premium deferred annuities, immediate annuities, proprietary mutual funds, investment management services, and certain other financial services products. The Company's other products segment primarily consists of the securities broker-dealer operation, the insurance brokerage operation, and the run-off businesses. The securities broker-dealer operation markets the Company's proprietary investment products and, in addition, provides clients of the Company's protection and accumulation products access to other non-proprietary investment products (including stocks, bonds, limited partnership interests, tax-exempt unit investment trusts and other investment securities). The insurance brokerage operation provides the Company's field agency force with access to life, annuity, small group health and specialty insurance products written by other carriers to meet the insurance and investment needs of its clients. The run-off businesses primarily consist of group life and health business, as well as group pension business that was not included in the Group Pension Transaction.

   Set forth in the table below is certain financial information with respect to the Company's operating segments as of and for each of the years ended December 31, 2001, 2000, and 1999, as well as amounts not allocated to the segments. Except for various allocations discussed below, the accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company evaluates the performance of each operating segment based on profit or loss from operations before income taxes and nonrecurring items (e.g. items of an unusual or infrequent nature). The Company does not allocate certain non-recurring items to the segments. In addition, substantially all segment revenues are from external sources.

   Assets have been allocated to the segments in amounts sufficient to support the associated liabilities of each segment. In addition, capital is allocated to each segment in amounts sufficient to maintain a targeted regulatory risk-based capital ("RBC") level for each segment. Allocations of net investment income and net realized gains on investments were based on the amount of assets allocated to each segment. Other costs and operating expenses were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing. Substantially all non-cash transactions and impaired real estate (including real estate acquired in satisfaction of debt) have been allocated to the Protection Products segment (see Note 3).

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     Segment Summary Financial Information

                                                                      2001(3)(5) 2000(6)   1999(7)
                                                                      ---------- --------  --------
                                                                             ($ in millions)
Premiums:
Protection Products..................................................   $675.5   $  685.7  $  702.8
Accumulation Products................................................      5.3        1.3       0.9
Other Products.......................................................     14.5       13.5      13.4
                                                                        ------   --------  --------
                                                                        $695.3   $  700.5  $  717.1
                                                                        ======   ========  ========
Universal life and investment-type product policy fees:
Protection Products..................................................   $151.6   $  134.8  $  122.3
Accumulation Products................................................     54.7       70.0      73.3
Other Products.......................................................      0.9        1.0       0.7
                                                                        ------   --------  --------
                                                                        $207.2   $  205.8  $  196.3
                                                                        ======   ========  ========
Net investment income and net realized gains (losses) on investments:
Protection Products..................................................   $559.4   $  796.7  $  823.1
Accumulation Products................................................     68.6      124.9     132.4
Other Products.......................................................     17.9       68.9      69.6
Reconciling amounts(4)...............................................     18.7       17.9       0.0
                                                                        ------   --------  --------
                                                                        $664.6   $1,008.4  $1,025.1
                                                                        ======   ========  ========
Other income:
Protection Products..................................................   $ 46.8   $   57.7  $   79.6
Accumulation Products................................................    107.4      120.2      95.1
Other Products.......................................................     57.5       77.4      80.7
Reconciling amounts..................................................      8.1        5.1       4.8
                                                                        ------   --------  --------
                                                                        $219.8   $  260.4  $  260.2
                                                                        ======   ========  ========
Amortization of deferred policy acquisition costs:
Protection Products..................................................   $115.7   $  110.8  $  107.1
Accumulation Products................................................     26.1       28.3      30.7
Reconciling amounts..................................................     17.0        0.0       0.0
                                                                        ------   --------  --------
                                                                        $158.8   $  139.1  $  137.8
                                                                        ======   ========  ========
Benefits to policyholders:(1)
Protection Products..................................................   $815.1   $  791.1  $  790.7
Accumulation Products................................................     75.4       68.2      73.7
Other Products.......................................................     29.2       31.5      33.7
Reconciling amounts..................................................      5.5        7.6       4.5
                                                                        ------   --------  --------
                                                                        $925.2   $  898.4  $  902.6
                                                                        ======   ========  ========
Other operating costs and expenses:
Protection Products..................................................   $245.5   $  262.2  $  287.5
Accumulation Products................................................    127.2      120.0     105.7
Other Products.......................................................    138.9      100.3      93.7
Reconciling amounts..................................................      7.8       20.8      61.8
                                                                        ------   --------  --------
                                                                        $519.4   $  503.3  $  548.7
                                                                        ======   ========  ========
Income before income taxes:
Protection Products..................................................   $ 23.1   $  278.1  $  315.0
Accumulation Products................................................      5.7       98.4      89.6
Other Products.......................................................    (78.4)      27.7      35.8
Reconciling amounts..................................................     (3.5)      (5.4)    (61.5)
                                                                        ------   --------  --------
                                                                        $(53.1)  $  398.8  $  378.9
                                                                        ======   ========  ========

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                          2001(3)(5)  2000(6)   1999(7)
                                          ---------- --------- ---------
                                                 ($ in millions)
       Assets:
       Protection Products............... $16,188.1  $16,239.0 $16,181.4
       Accumulation Products.............   5,077.7    5,593.5   6,175.0
       Other Products....................   1,125.7    1,060.8   1,187.6
       Reconciling amounts...............     994.8    1,309.0   1,176.1
                                          ---------  --------- ---------
                                          $23,386.3  $24,202.3 $24,720.1
                                          =========  ========= =========
       Deferred policy acquisition costs:
       Protection Products............... $ 1,087.0  $ 1,064.3 $ 1,094.9
       Accumulation Products.............     146.8      145.4     153.3
                                          ---------  --------- ---------
                                          $ 1,233.8  $ 1,209.7 $ 1,248.2
                                          =========  ========= =========
       Policyholders' liabilities:
       Protection Products............... $10,366.5  $10,290.7 $10,231.7
       Accumulation Products.............   1,142.5    1,060.0   1,236.3
       Other Products....................     361.7      381.4     418.9
       Reconciling amounts...............      16.3       17.7      17.4
                                          ---------  --------- ---------
                                          $11,887.0  $11,749.8 $11,904.3
                                          =========  ========= =========
       Separate account liabilities:(2)
       Protection Products............... $ 3,783.7  $ 3,939.5 $ 3,843.5
       Accumulation Products.............   3,464.3    4,072.9   4,548.9
       Other Products....................     429.7      499.5     604.2
       Reconciling amounts...............     694.1      770.1     832.3
                                          ---------  --------- ---------
                                          $ 8,371.8  $ 9,282.0 $ 9,828.9
                                          =========  ========= =========

----------
(1) Includes interest credited to policyholders' account balances.
(2) Each segment includes separate account assets in an amount not less than the corresponding liability reported.
(3) See Note 19 for details regarding the allocation of Reorganization and Other Charges to segments.
(4) Reconciling amounts include interest expense related to the Inter-company Surplus Notes (see Note 14).
(5) Amounts reported as "reconciling" in 2001 primarily relate to: (i) contracts issued by MONY Life relating to its employee benefit plans, and
    (ii) charges totaling $56.8 million pretax relating to the Company's reorganization.
(6) Amounts reported as "reconciling" in 2000 primarily relate to contracts issued by MONY Life relating to its employee benefit plans.
(7) Amounts reported as "reconciling" in 1999 primarily relate to: (i) contracts issued by MONY Life relating to its employee benefit plans, (ii) charges totaling $59.7 million pretax relating to the Company's voluntary early retirement program, and (iii) demutualization expenses in 1999.

   Substantially all of the Company's revenues are derived in the United States. Revenue derived from outside the United States is not material and revenue derived from any single client does not exceed 10 percent of total consolidated revenues.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Following is a summary of revenues by product for the years ended December 31, 2001, 2000 and 1999:

                                                          2001   2000   1999
                                                         ------ ------ ------
                                                           ($ in millions)
  Premiums:
  Individual life....................................... $675.1 $685.2 $702.7
  Disability income insurance...........................    0.4    0.5    0.6
  Group insurance.......................................   14.5   13.5   13.4
  Other.................................................    5.3    1.3    0.4
                                                         ------ ------ ------
     Total.............................................. $695.3 $700.5 $717.1
                                                         ====== ====== ======


                                                           2001   2000   1999
                                                          ------ ------ ------
                                                            ($ in millions)
  Universal life and investment-type product policy fees:
  Universal life......................................... $ 68.8 $ 69.0 $ 73.2
  Variable universal life................................   73.4   54.7   37.6
  Group universal life...................................    9.4   11.1   11.5
  Individual variable annuities..........................   54.7   69.7   72.8
  Individual fixed annuities.............................    0.9    1.3    1.2
                                                          ------ ------ ------
     Total............................................... $207.2 $205.8 $196.3
                                                          ====== ====== ======

8.  Deferred Policy Acquisition Costs:

   Policy acquisition costs deferred and amortized in 2001, 2000, and 1999 are as follows:

                                                  2001      2000      1999
                                                --------  --------  --------
                                                       ($ in millions)
   Balance, beginning of the year.............. $1,209.7  $1,248.2  $  994.3
   Costs deferred during the year..............    209.1     190.8     154.3
   Amortized to expense during the year........   (158.8)   (139.0)   (137.8)
   Effect on DAC from unrealized (gains) losses    (26.2)    (90.3)    237.4
                                                --------  --------  --------
   Balance, end of the year.................... $1,233.8  $1,209.7  $1,248.2
                                                ========  ========  ========

9.  Pension Plans and Other Postretirement Benefits:

Pension Plans

   The Company has a qualified pension plan covering substantially all of its salaried employees. The provisions of the plan provide both (a) defined benefit accruals based on (i) years of service, (ii) the employee's final average annual compensation and (iii) wage bases or benefits under Social Security and
(b) defined contribution accruals based on a Company matching contribution equal to 100% of the employee's elective deferrals under the incentive savings plan for employees up to 3% of the employee's eligible compensation and an additional 2% of eligible compensation for each active participant. Effective June 15, 1999, prospective defined contribution accruals in the defined benefit plan ceased and were redirected to the Investment Plan Supplement for Employees. The Company did not make any contribution in the current year or prior year under Section 404 of the Internal Revenue Code ("IRC") because the plan was fully funded under Section 412 of the IRC.

   During 2000, the Company amended its Qualified Pension plan, which increased certain benefit liabilities payable thereunder. The amendment resulted in an increase of $1.8 million in the plan's projected benefit obligation.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The assets of the qualified pension plan are primarily invested in MONY Pooled Accounts which include common stock, real estate, private placement debt securities and bonds. At December 31, 2001 and 2000, $415.3 million and $466.4 million, respectively, were invested in the MONY Pooled Accounts. Benefits of $27.9 million, $33.9 million and $40.4 million were paid by this plan for the years ended December 31, 2001, 2000, and 1999, respectively.

   The Company also sponsors a non-qualified employee excess pension plan, which provides both defined benefits and defined contribution accruals in excess of Internal Revenue Service limits to certain employees. The benefits are based on years of service and the employee's final average annual compensation. Pension benefits are paid from the Company's general account.

Postretirement Benefits

   The Company provides certain health care and life insurance benefits for retired employees and field underwriters. The Company amortizes its postretirement transition obligation over a period of twenty years.

   Assumed health care cost trend rates typically have a significant effect on the amounts reported for health care plans, however, under the Company's postretirement healthcare plan, there is a per capita limit on the Company's healthcare costs. As a result, a one-percentage point change in the assumed healthcare cost trend rates would have an immaterial affect on amounts reported.

   The following presents the change in the benefit obligation, change in plan assets and other information with respect to the Company's qualified and non-qualified defined benefit pension plans and other benefits which represents the Company's postretirement benefit obligation:

                                            Pension Benefits Other Benefits
                                            ---------------  --------------
                                             2001     2000    2001    2000
                                            ------   ------  ------  ------
                                                    ($ in millions)
    Change in benefit obligation:
    Benefit obligation at beginning of year $386.1   $373.3  $103.9  $ 97.7
    Service cost...........................    8.3      6.1     1.5     1.2
    Interest cost..........................   30.9     29.4     7.2     7.3
    Curtailment gain.......................     --     (2.0)     --      --
    Termination benefits...................     --       --      --      --
    Plan amendment.........................    1.8       --      --      --
    Actuarial loss.........................   25.8     18.9     0.5     5.8
    Benefits paid..........................  (41.4)   (39.6)   (8.4)   (8.1)
                                            ------   ------  ------  ------
    Benefit obligation at end of year...... $411.5   $386.1  $104.7  $103.9
                                            ======   ======  ======  ======

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                          Pension Benefits  Other Benefits
                                                          ---------------  ----------------
                                                           2001     2000    2001     2000
                                                          ------   ------  -------  -------
                                                                   ($ in millions)

Change in plan assets:
Fair value of plan assets at beginning of year........... $469.9   $498.0  $    --  $    --
Actual return on plan assets.............................  (20.5)     9.1       --       --
Employer contribution....................................   13.5      8.6      8.4      8.1
Benefits and expenses paid...............................  (43.4)   (45.8)    (8.4)    (8.1)
Fair value of plan assets at end of year.................  419.5    469.9       --       --
Funded status............................................    8.0     83.8   (103.7)  (103.9)
Unrecognized actuarial loss..............................   98.4      5.8     12.1     12.6
Unamortized transition obligation........................    2.1     (5.5)    33.6     36.7
Unrecognized prior service cost..........................  (11.4)   (14.0)    (0.8)    (0.9)
                                                          ------   ------  -------  -------
Net amount recognized.................................... $ 97.1   $ 70.1  $ (58.8) $ (55.5)
                                                          ======   ======  =======  =======
Amounts recognized in the statement of financial position
  consist of the following:
Prepaid benefit cost..................................... $145.4   $123.0  $    --  $    --
Accrued benefit liability................................  (48.3)   (52.9)   (58.8)   (55.5)
Intangible asset.........................................    2.1      2.4       --       --
Accumulated other comprehensive income...................   (2.1)    (2.4)      --       --
                                                          ------   ------  -------  -------
Net amount recognized.................................... $ 97.1   $ 70.1  $ (58.8) $ (55.5)
                                                          ======   ======  =======  =======

   The Company's qualified plan had assets of $419.5 million and $469.9 million at December 31, 2001 and 2000, respectively. The projected benefit obligation and accumulated benefit obligation for the qualified plan were $343.5 million and $310.6 million at December 31, 2001 and $318.3 million and $292.2 million at December 31, 2000, respectively.

   The projected benefit obligation and accumulated benefit obligation for the non-qualified defined benefit pension plan, which is unfunded, were $68.0 million and $65.6 million at December 31, 2001 and $67.8 million and $59.0 million at December 31, 2000, respectively.

                                                Pension Benefits  Other Benefits
                                                ----------------  -------------
                                                2001  2000  1999  2001 2000 1999
                                                ----  ----  ----  ---- ---- ----
Weighted-average assumptions as of December 31:
Discount rate..................................  7.3%  7.5%  8.0% 0.0% 7.5% 8.0%
Expected return on plan assets................. 10.0% 10.0% 10.0% 0.0% 0.0% 0.0%
Rate of compensation increase(1)...............  0.0%  5.0%  5.0% 0.0% 5.0% 5.0%

----------
(1)No benefits bearing incentive compensation is assumed for 2002. Otherwise benefits bearing compensation is assumed to increase by 4% for all participants eligible for incentive compensation and by 5% for all others. Benefits bearing incentive compensation for the top four officers is assumed to be 5% of base salary after 2002.

   For measurement purposes, a 10% percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2002. The rate was assumed to decrease gradually to 6% percent for 2010 and remain at that level thereafter.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Components of net periodic benefit cost for the pension and other post-retirement plans are as follows:

                                           Pension Benefits        Other Benefits
                                        ----------------------  -------------------
                                         2001    2000    1999   2001   2000   1999
                                        ------  ------  ------  -----  -----  -----
                                                      ($ in millions)
Components of net periodic benefit cost
Service cost........................... $  8.3  $  6.1  $ 11.7  $ 1.5  $ 1.2  $ 2.0
Interest cost..........................   30.9    29.4    27.3    7.2    6.5    7.2
Expected return on plan assets.........  (45.5)  (46.9)  (44.2)    --     --     --
Amortization of prior service cost.....   (0.8)   (1.5)   (0.8)  (0.2)  (0.1)  (0.1)
Curtailment gain.......................     --    (2.0)   (3.8)    --     --     --
Special termination benefits...........     --      --    50.0     --     --     --
Recognized net actuarial loss/(gain)...    1.1    (0.2)     --     --     --    1.1
Amortization of transition items.......   (7.5)   (7.9)   (7.5)   3.1    3.1    3.1
                                        ------  ------  ------  -----  -----  -----
Net periodic benefit cost.............. $(13.5) $(23.0) $ 32.7  $11.6  $10.7  $13.3
                                        ======  ======  ======  =====  =====  =====

   The Company also has a qualified money purchase pension plan covering substantially all career field underwriters. Company contributions of 5% of earnings plus an additional 2% of such earnings in excess of the social security wage base are made each year. At December 31, 2001 and 2000, the fair value of plan assets was $198.9 million and $231.2 million, respectively. For the years ended December 31, 2001, 2000, and 1999, the Company contributed $3.2 million, $3.2 million and $3.1 million to the plan, respectively, which amounts are reflected in Other Operating Costs and Expenses.

   The Company has a non-qualified defined contribution plan, which is unfunded. The non-qualified defined contribution plan projected benefit obligation which equaled the accumulated benefit obligation was $59.5 million and $61.0 million as of December 31, 2001 and 2000, respectively. The non-qualified defined contribution plan's net periodic expense was $(0.2) million, $7.2 million and $9.3 million for the years ended December 31, 2001, 2000 and 1999, respectively.

   The Company also has incentive savings plans in which substantially all employees and career field underwriters are eligible to participate. The Company matches field underwriter contributions up to 2% of eligible compensation and may also make an additional profit sharing contribution for non-officer employees. As with the employee excess plan, the Company also sponsors non-qualified excess defined contribution plans for both the field underwriter retirement plan and the incentive savings plan for field underwriters.

10. Income Taxes:

   The Company files a consolidated federal income tax return with its parent, The MONY Group Inc. and its other subsidiaries, as well as the Company's life and non-life affiliates except Sagamore Financial Corporation and its subsidiaries.

   Income taxes have been calculated in accordance with the provisions of the Internal Revenue Code of 1986, as amended. A summary of the income tax (benefit)/expense is presented below:

                                                         2001    2000    1999
                                                        ------  ------  ------
                                                           ($ in millions)
 Income tax (benefit) expense:
    Current............................................ $ 16.1  $ 82.1  $ 73.9
    Deferred...........................................  (35.2)   52.7    57.5
                                                        ------  ------  ------
 Income tax (benefit) expense before extraordinary item  (19.1)  134.8   131.4
 Extraordinary item....................................     --   (20.3)     --
                                                        ------  ------  ------
        Total.......................................... $(19.1) $114.5  $131.4
                                                        ======  ======  ======

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Income taxes reported in the consolidated statements of income are different from the amounts determined by multiplying the earnings before income taxes by the statutory federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                 2001    2000    1999
                                                ------  ------  ------
                                                    ($ in millions)
        Tax at statutory rate.................. $(18.6) $139.6  $133.3
        Dividends received deduction...........     --    (2.5)   (1.7)
        Goodwill...............................    5.4      --      --
        Tax Return to provision differences....   (4.0)     --      --
        Tax Accruals...........................   (3.2)     --      --
        Meals & Entertainment..................    1.3      --      --
        Other..................................     --    (2.3)   (0.2)
                                                ------  ------  ------
        Federal Income tax (benefit) expense
          before extraordinary item............  (19.1)  134.8   131.4
           Extraordinary item..................     --   (20.3)     --
                                                ------  ------  ------
        Provision for income taxes............. $(19.1) $114.5  $131.4
                                                ======  ======  ======

   MONY Group's income tax returns for years through 1993 have been examined by the Internal Revenue Service ("IRS"). No material adjustments were proposed by the IRS as a result of these examinations. In the opinion of management, adequate provision has been made for any additional taxes which may become due with respect to open years.

   The components of deferred tax liabilities and assets at December 31, 2001 and 2000 are reported in Accounts Payable and Other Liabilities in the balance sheet and are as follows:

                                                        2001    2000
                                                       ------  ------
                                                       ($ in millions)
         Deferred policy acquisition costs............ $191.1  $163.3
         Fixed maturities and equity securities.......   56.2    25.3
         Other, net(1)................................   68.7    67.8
         Nonlife subsidiaries.........................   (9.7)   17.2
                                                       ------  ------
         Total deferred tax liabilities...............  306.3   273.6
                                                       ------  ------
         Policyholder and separate account liabilities  112.8   129.7
         Accrued expenses.............................   19.2    48.6
         Deferred compensation and benefits...........   66.7    38.2
         Real estate and mortgages....................   48.9    (2.3)
                                                       ------  ------
         Total deferred tax assets....................  247.6   214.2
                                                       ------  ------
         Net deferred tax liability................... $(58.7) $(59.4)
                                                       ======  ======

----------
(1)Includes $10.9 million and $10.7 million at December 31, 2001 and 2000 of deferred taxes relating to net unrealized gains on fixed maturity securities in the AEGON Portfolio (see Note 11).

   The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that it will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

11.  The Group Pension Transaction:

   On December 31, 1993 (the "Group Pension Transaction Date"), the Company entered into an agreement (the "Agreement") with AEGON USA, Inc. ("AEGON") under which the Company transferred a substantial portion of its group pension business (hereafter referred to as the "Group Pension Transaction"), including its full service group pension contracts, consisting primarily of tax-deferred annuity, 401(k) and managed funds lines of business, to AEGON's wholly-owned subsidiary, AUSA Life Insurance Company, Inc. ("AUSA"). The Company also transferred to AUSA the corporate infrastructure supporting the group pension business, including data processing systems, facilities and regional offices. AUSA was newly formed by AEGON solely for the purpose of facilitating this transaction. In connection with the transaction, the Company and AEGON have entered into certain service agreements. These agreements, among other things, provided that the Company will continue to manage the transferred assets, and that AUSA will continue to provide certain administrative services to the Company's remaining group pension contracts not included in the transfer.

   Pursuant to the Agreement, MONY Life agreed to make a $200 million capital investment in AEGON by purchasing $150 million face amount of Series A Notes and $50 million face amount of Series B Notes (hereinafter referred to as the "Notes"). The Series A Notes pay interest at 6.44% per annum and the Series B Notes pay interest at 6.24% per annum. Both the Series A Notes and the Series B Notes mature on December 31, 2002. MONY Life's investment in the Series A Notes was intended to provide AEGON with the funding necessary to capitalize AUSA.

   In accordance with GAAP, the transaction did not constitute a sale because the Company retained substantially all the risks and rewards associated with the Existing Deposits. Accordingly, the Company continues to reflect the transferred assets and liabilities on its balance sheet under separate captions entitled "Assets transferred in Group Pension Transaction" and "Liabilities transferred in Group Pensi on Transaction." In addition, the Company reports in its GAAP earnings the profits from the Existing Deposits as discussed below.

   Pursuant to the Agreement, MONY Life receives from AUSA: (i) payments on an annual basis through December 31, 2002 (the "Group Pension Payments") equal to all of the earnings from the Existing Deposits, (ii) a final payment (the "Final Value Payment") at December 31, 2002 based on the remaining fair value of the Existing Deposits, and (iii) a contingent payment (the "New Business Growth Payment") at December 31, 2002 based on new business growth subsequent to the Transaction Date. However, the level of new business growth necessary for MONY Life to receive the New Business Growth Payment makes it unlikely that MONY Life will ever receive any such payment.

   With respect to the Group Pension Payments, the annual results from the Existing Deposits are measured on a basis in accordance with the Agreement (such basis hereafter referred to as the "Earnings Formula") which is substantially the same as GAAP, except that: (i) asset impairments on fixed maturity securities are only recognized when such securities are designated with an NAIC rating of "6", and (ii) no impairment losses are recognized on mortgage loans until such loans are disposed of or at the time, and in the calculation, of the Final Value Payment.

   Earnings which emerge from the Existing Deposits pursuant to the application of the Earnings Formula are recorded in the Company's financial statements only after adjustments (primarily to recognize asset impairments in accordance with SFAS Nos. 114 and 115) to reflect such earnings on a basis entirely in accordance with GAAP (such earnings hereafter referred to as the "Group Pension Profits"). Losses which arise from the application of the Earnings Formula for any annual period will be reflected in the Company's results of operations (after adjustments to reflect such losses in accordance with GAAP) only up to the amount for which the Company is at risk (as described below), which at any time is equal to the then outstanding principal amount of the Series A Notes.

   Operating losses reported in any annual period pursuant to the Earnings Formula are carried forward to reduce any earnings in subsequent years reported pursuant to the Earnings Formula. Any resultant deficit remaining at December 31, 2002 will be deducted from the Final Value Payment and New Business Growth Payment, if any, due to the Company. If a deficit still remains, it will be applied (as provided for in the Agreement) as an offset against the principal payment due to the Company upon maturity

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES of the Series A Notes. The Company expects to record income in the fourth quarter of 2002 of approximately $55.0 million to the Final Value Payment, as defined in the Agreement.

   For the years ended December 31, 2001, 2000 and 1999, AUSA reported earnings to the Company pursuant to the application of the Earnings Formula of $27.4 million, $26.9 million, and $35.7 million, respectively, and the Company recorded Group Pension Profits of $30.7 million, $37.1 million and $63.0 million, respectively. In addition, the Company earned $12.8 million of interest income on the Notes in each of the aforementioned years.

   The following sets forth certain summarized financial information relating to the Group Pension Transaction as of and for the periods indicated, including information regarding: (i) the general account assets transferred to support the Existing Deposits in the Group Pension Transaction (such assets hereafter referred to as the "AEGON Portfolio"), (ii) the transferred separate account assets and liabilities, and (iii) the components of revenue and expenses comprising the Group Pension Profits:

                                                             As of December 31,
                                                             ------------------
                                                               2001      2000
                                                             --------  --------
Assets:
General Account
   Fixed maturities: available for sale, at estimated fair
     value (amortized cost; $1,371.2 and $1,420.8,
     respectively).......................................... $1,400.5  $1,419.0
   Mortgage loans on real estate............................     26.5      47.5
   Cash and cash equivalents................................     19.4      18.5
   Accrued investment income................................     24.5      26.0
                                                             --------  --------
   Total general account assets.............................  1,470.9   1,511.0
Separate account assets.....................................  3,179.5   3,416.7
                                                             --------  --------
          Total assets...................................... $4,650.4  $4,927.7
                                                             ========  ========
Liabilities:
General liabilities account(1)
   Policyholders' account balances.......................... $1,398.8  $1,468.1
   Other liabilities........................................      8.2      12.2
                                                             --------  --------
   Total general account liabilities........................  1,407.0   1,480.3
Separate account liabilities(2).............................  3,179.5   3,416.7
                                                             --------  --------
       Total liabilities.................................... $4,586.5  $4,897.0
                                                             ========  ========

----------
(1)Includes general account liabilities transferred in connection with the Group Pension Transaction pursuant to indemnity reinsurance of $71.2 million and $74.2 million as of December 31, 2001 and 2000, respectively.
(2)Includes separate account liabilities transferred in connection with the Group Pension Transaction pursuant to indemnity reinsurance of $11.8 million and $14.7 million as of December 31, 2001 and 2000, respectively.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                For the Year Ended December 31,
                                                -------------------------------
                                                   2001       2000      1999
                                                  ------     ------    ------
                                                        ($ in millions)
 Revenues:
    Product policy fees........................ $ 19.6      $ 26.3    $ 24.0
    Net investment income......................  102.0       113.5     128.4
    Net realized gains (losses) on
      investments..............................    1.5        (1.2)     18.9
                                                ------      ------    ------
        Total revenues.........................  123.1       138.6     171.3
 Benefits and Expenses:
    Interest credited to policyholders'
      account balances.........................   74.8        84.6      88.4
    Other operating costs and expenses.........   17.6        16.9      19.9
                                                ------      ------    ------
        Total benefits and expenses............   92.4       101.5     108.3
        Group Pension Profits.................. $ 30.7      $ 37.1    $ 63.0
                                                ======      ======    ======

Fixed Maturity Securities Available For Sale

   At December 31, 2001 and 2000, there were $2.9 million and $2.4 million of fixed maturity securities available for sale in the AEGON Portfolio deemed to have other than temporary impairments in value. In addition, there were no fixed maturity securities at such dates which had been non-income producing for the preceding twelve months.

   At December 31, 2001 and 2000, there were $2.9 million and $2.4 million of problem fixed maturities (as hereafter defined--see Note 5) held in the AEGON Portfolio. In addition, at such dates there were no potential problem fixed maturities held in the AEGON Portfolio. Also, none of the fixed maturity securities held in the AEGON Portfolio at December 31, 2001 and 2000 or prior thereto had been restructured.

   The following table presents the amortized cost and estimated fair value of fixed maturities available for sale held in the AEGON Portfolio, by contractual maturity dates as of December 31, 2001. Periodic payments have been included in the year of final maturity.

                                                                    Estimated
                                                          Amortized   Fair
                                                            Cost      Value
                                                          --------- ---------
                                                            ($ in millions)
   Due in one year or less............................... $  132.4  $  134.0
   Due after one year through five years.................    967.8     993.1
   Due after five years through ten years................    126.1     125.6
   Due after ten years...................................     26.1      26.9
                                                          --------  --------
   Subtotal..............................................  1,252.4   1,279.6
   Mortgage and asset backed securities..................    118.8     120.9
                                                          --------  --------
      Total.............................................. $1,371.2  $1,400.5
                                                          ========  ========

   Fixed maturity securities available for sale that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   The percentage of fixed maturities available for sale with a credit quality of Aaa, Aa or A was 75.3% and 72.6% at December 31, 2001 and 2000, respectively. The percentage of fixed maturities available for sale rated Baa was 22.0% and 24.5% at December 31, 2001 and 2000, respectively. The percentage of fixed maturities available for sale that were below Investment Grade was 2.7% and 2.9% at December 31, 2001 and 2000, respectively. There were no fixed maturities available for sale in or near default.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The net change in unrealized investment gains (losses) represents the only component of other comprehensive income generated by the AEGON Portfolio for the years ended December 31, 2001, 2000, 1999 and prior thereto. The net change in unrealized investment gains (losses) was $31.0 million, $20.6 million and $(77.9) million for the years ended December 31, 2001, 2000 and 1999, respectively (see Note 4).

Mortgage Loans on Real Estate

   Mortgage loans on real estate in the AEGON Portfolio at December 31, 2001 and 2000, respectively, totaled $26.4 million, net of a valuation allowance of $2.0 million, and $47.5 million net of a valuation allowance of $2.5 million.

   An analysis of the valuation allowances with respect to the AEGON Portfolio for 2001, 2000 and 1999 is as follows:

                                                          For the Year Ended
                                                             December 31,
                                                         -------------------
                                                         2001   2000   1999
                                                         -----  -----  -----
                                                           ($ in millions)
  Balance, beginning of year............................ $ 2.5  $ 4.3  $16.0
  Increase (decrease) in allowance......................   1.1    0.2   (6.7)
  Reduction due to pay downs and payoffs................  (1.6)  (2.0)  (1.0)
  Transfer to real estate...............................   0.0    0.0   (4.0)
                                                         -----  -----  -----
  Balance, end of year.................................. $ 2.0  $ 2.5  $ 4.3
                                                         =====  =====  =====

   Impaired mortgage loans along with related valuation allowances with respect to the AEGON Portfolio at December 31, 2001, 2000 and 1999 are as follows:

                                                          For the Year Ended
                                                             December 31,
                                                         -------------------
                                                         2001   2000   1999
                                                         -----  -----  -----
                                                           ($ in millions)
  Investment in impaired mortgage loans (before
    valuation allowances):
     Loans that have valuation allowances............... $ 8.0  $19.1  $34.3
     Loans that do not have valuation allowances........   2.5     --    4.4
                                                         -----  -----  -----
         Subtotal.......................................  10.5   19.1   38.7
  Valuation allowances..................................  (1.7)  (1.8)  (2.7)
                                                         -----  -----  -----
  Impaired mortgage loans, net of valuation allowances.. $ 8.8  $17.3  $36.0
                                                         =====  =====  =====

   For the years ended December 31, 2001, 2000, and 1999 approximately $1.1 million, $2.1 million, and $2.9 million, respectively, of interest income on impaired loans with respect to the AEGON Portfolio was earned.

   At December 31, 2001 and 2000 the AEGON Portfolio held restructured mortgage loans of $8.8 million and $15.3 million, respectively. Interest income of $0.9 million, $1.6 million, and $2.9 million was recognized on restructured mortgage loans for the years ended December 31, 2001, 2000, and 1999, respectively. Gross interest income on these loans that would have been recorded in accordance with the original terms of such loans amounted to approximately $1.1 million, $1.5 million, and $3.9 million for the years ended December 31, 2001, 2000, and 1999, respectively.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table presents the maturity distribution of mortgage loans held in the AEGON Portfolio as of December 31, 2001:

                                                              December 31, 2001
                                                              ----------------
                                                               ($ in millions)
                                                              Carrying   % of
                                                               Value     Total
                                                              --------   -----
  Due in one year or less....................................  $ 0.0       0.0%
  Due after one year through five years......................   17.3      65.5
  Due after five years through ten years.....................    9.1      34.5
                                                               -----     -----
     Total...................................................  $26.4     100.0%
                                                               =====     =====

   Total problem, potential problem and restructured commercial mortgages as a percentage of commercial mortgages were 33.3%, 36.4% and 36.6% at December 31, 2001, 2000 and 1999, respectively. Total valuation allowances as a percentage of problem, potential problem and restructured commercial mortgages, at carrying value, before valuation allowances were 16.2%, 9.4% and 7.0% as of December 31, 2001, 2000 and 1999, respectively.

12.  Estimated Fair Value of Financial Instruments:

   The estimated fair values of the Company's financial instruments approximate their carrying amounts, except for mortgage loans, long-term debt and investment-type contracts. The methods and assumptions utilized in estimating the fair values of the Company's financial instruments are summarized as follows:

Fixed Maturity and Equity Securities

   The estimated fair values of fixed maturity securities are based upon quoted market prices, where available. The fair values of fixed maturity securities not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments. Equity securities primarily consist of investments in common stocks and limited partnership interests. The fair value of the Company's investments in common stocks are determined based on quoted market prices, where available. The fair value of the Company's investments in limited partnership interests are based on amounts reported by such partnerships to the Company.

Mortgage Loans

   The fair values of mortgage loans are estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgages in process of foreclosure is the estimated fair value of the underlying collateral. At December 31, 2001 and 2000, the fair value of mortgage loans was $1,880.8 million and $1,746.3 million, respectively.

Policy Loans

   Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

Long-term Debt

   The fair value of long-term debt is determined based on contractual cash flows discounted at market rates.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

Separate Account Assets and Liabilities

   The estimated fair value of assets and liabilities held in separate accounts is based on quoted market prices.

Investment-Type Contracts

   The fair values of annuities are based on estimates of the value of payments available upon full surrender. The carrying value and fair value of annuities at December 31, 2001 were $1,196.8 million and $1,187.6 million, respectively. The carrying value and fair value of annuities at December 31, 2000 were $1,102.5 million and $1,098.7 million, respectively.

13.  Reinsurance:

   Life insurance business is primarily ceded on a yearly renewable term basis under various reinsurance contracts except for the level term product which utilizes a coinsurance agreement. The Company's general practice is to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

   The Company has entered into coinsurance agreements with other insurers related to a portion of its extended term insurance, guaranteed interest contract and long-term disability claim liabilities, and reinsures approximately 50% of its block of paid-up life insurance policies.

   The following table summarizes the effect of reinsurance for the years indicated:

                                                     2001     2000     1999
                                                    -------  -------  -------
                                                         ($ in millions)
  Direct premiums (includes $67.7, $70.9 and $74.4
    of accident and health premiums for 2001, 2000,
    and 1999, respectively)........................ $ 803.6  $ 806.0  $ 821.4
  Reinsurance assumed..............................     6.0      5.3      5.0
  Reinsurance ceded (includes $(64.3), $(70.4), and
    $(73.8) of accident and health premiums for
    2001, 2000, and 1999, respectively)............  (114.4)  (110.8)  (109.4)
                                                    -------  -------  -------
  Net premiums..................................... $ 695.2  $ 700.5  $ 717.0
                                                    =======  =======  =======
  Universal life and investment type product policy
    fee income ceded............................... $  25.4  $  23.1  $  14.0
                                                    -------  -------  -------
  Policyholders' benefits ceded.................... $ 141.3  $ 107.9  $ 103.9
                                                    =======  =======  =======
  Interest credited to policyholders' account
    balances ceded                                  $   3.7  $   3.6  $   4.5
                                                    =======  =======  =======

   The Company is primarily liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

14.  Debt:

   The Company's debt at December 31, 2001 and 2000 consists of the following:

                                                             2001    2000
                                                            ------  ------
                                                            ($ in millions)
     Short term debt:
     Real estate mortgage encumbrances..................... $   --  $ 52.3
                                                            ------  ------
     Total short term debt................................. $   --  $ 52.3
                                                            ======  ======
     Long term debt:
     Surplus notes......................................... $  1.9  $  2.0
     Inter-Company Surplus Notes...........................  215.0   215.0
                                                            ------  ------
     Total long term debt.................................. $216.9  $217.0
                                                            ======  ======

Surplus Notes

   On January 12, 2000, MONY Group filed a registration statement on Form S-3 with the Securities and Exchange Commission (the "SEC") to register certain securities. This registration, known as a "Shelf Registration", provides MONY Group with the ability to offer various securities to the public, when it deems appropriate, to raise proceeds up to an amount not to exceed $1.0 billion in the aggregate for all issuances of securities thereunder.

   On March 8, 2000, MONY Group issued $300.0 million principal amount of senior notes (the "$300 million Senior Notes") pursuant to the aforementioned Shelf Registration. The $300 million Senior Notes mature on March 15, 2010 and bears interest at 8.35% per annum. Approximately $280.0 million of the net proceeds from the issuance of the Senior Notes was used by MONY Group as discussed below to finance the repurchase, on March 8, 2000, by MONY Life of all of its outstanding $115.0 million face amount 9.5% coupon surplus notes, and $116.5 million face amount of its $125.0 million face amount 11.25% coupon surplus notes (hereafter referred to as the "9.5% Notes" and the "11.25% Notes", respectively), which were outstanding at December 31, 1999. In the third quarter of 2000, the Company repurchased another $6.5 million face amount of the 11.25% notes and in the first quarter of 2001, the Company repurchased another $0.1 million face amount of the 11.25% Notes.

   To finance MONY Life's repurchase of the 9.5% Notes and the 11.25% Notes, MONY Group, on March 8, 2000: (i) purchased two surplus notes from MONY Life (hereafter referred to as the "Inter-company Surplus Notes") to replace the 9.5% Notes and the 11.25% Notes, and (ii) contributed capital to MONY Life in the amount of $65 million.

   The Inter-company Surplus Note issued to replace the 9.5% Notes has a par value of $115 million, a coupon rate of interest of 8.65%, and matures on December 31, 2012. The inter-company surplus note issued to replace the 11.25% Notes has a par value of $100 million, a coupon rate of interest of 8.65%, and matures on August 15, 2024. Principal on the Inter-company Surplus Notes is payable at maturity and interest is payable semi-annually.

   As a result of the repurchase of the 9.5% Notes and substantially all of the 11.25% Notes, the Company recorded a pre-tax tax loss of $58.1 million ($37.7 million after tax) during 2000. The loss resulted from the premium paid by the Company to the holders of the 9.5% Notes and the 11.25% Notes reflecting the excess of their fair value over their carrying value on the Company's books at the date of the transaction of approximately $7.0 million and $51.1 million, respectively. This loss is reported, net of tax, as an extraordinary item on the Company's income statement for the year ended December 31, 2000.

Real Estate Mortgage Encumbrances

   The Company initially had one mortgage loan on one of its real estate properties. For the years ended December 31, 2001, 2000 and 1999, interest expense on mortgage loans aggregated $1.2 million, $5.3 million, and $5.0 million, respectively.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

15.  Securities Lending and Concentration of Credit Risk:

Securities Lending Risk:

   Pursuant to a securities lending agreement with a major financial institution, the Company from time to time lends securities to approved borrowers. At December 31, 2001 and 2000, securities loaned by the Company under this agreement had a fair value of approximately $161.5 million and $160.9 million, respectively. The minimum collateral on securities loaned is 102 percent of the market value of the loaned securities. Such securities are marked to market on a daily basis and the collateral is correspondingly increased or decreased.

Concentration of Credit Risk:

   At December 31, 2001 and 2000, the Company had no single investment or series of investments with a single issuer (excluding U.S. Treasury securities and obligations of U.S. government agencies) exceeding 1.9% and 1.0%, respectively, of total cash and invested assets.

   The Company's fixed maturity securities are diversified by industry type. The industries that comprise 10.0% or more of the carrying value of the fixed maturity securities at December 31, 2001 are Consumer Goods of $1,225.1 million (17.6%), Non-Government Asset/Mortgage Backed securities of $793.1 million (11.4%), and Public Utilities of $739.8 million (10.6%).

   At December 31, 2000 the industries that comprised 10.0% or more of the carrying value of the fixed maturity securities were Consumer Goods of $1,042.9 million (15.6%), Non-Government Asset/Mortgage-Backed securities of $765.0 million (11.4%), Public Utilities of $760.5 million (11.4%), and other manufacturing of $674.5 million (10.1%).

   The Company held below investment grade fixed maturity securities with a carrying value of $603.1 million at December 31, 2001. These investments consist mostly of privately issued bonds which are monitored by the Company through extensive internal analysis of the financial condition of the issuers and which generally include protective debt covenants. At December 31, 2000, the carrying value of the Company's investments in below investment grade fixed maturity securities amounted to $526.0 million.

   The Company has significant investments in commercial and agricultural mortgage loans and real estate (including joint ventures and partnerships). The locations of property collateralizing mortgage loans and real estate investment carrying values at December 31, 2001 and 2000 are as follows:

                                                    2001            2000
                                               --------------  --------------
                                                       ($ in millions)
  Geographic Region
  Mountain.................................... $  414.2  20.3% $  430.0  22.0%
  Southeast...................................    449.1  22.0     420.3  21.3
  Midwest.....................................    336.2  16.5     322.8  16.4
  West........................................    361.6  17.7     340.9  17.3
  Northeast...................................    274.1  13.4     337.9  17.2
  Southwest...................................    205.3  10.1     114.8   5.8
                                               -------- -----  -------- -----
     Total.................................... $2,040.5 100.0% $1,966.7 100.0%
                                               ======== =====  ======== =====

   The states with the largest concentrations of mortgage loans and real estate investments at December 31, 2001 are: California, $240.0 million (11.8%); Arizona, $201.5 million (9.9%); Texas, $158.1 million (7.8%); New York, $150.0 million (7.4%); Georgia, $147.5 million (7.2%); Washington D.C., $126.5 million (6.2%); and Colorado, $102.7 million (5.0%).

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   As of December 31, 2001 and 2000, the real estate and mortgage loan portfolio was also diversified by property type as follows:

                                                    2001            2000
                                               --------------  --------------
                                                       ($ in millions)
  Property Type
  Office buildings............................ $  873.3  42.7% $  853.4  43.4%
  Agricultural................................    304.9  15.0     311.3  15.8
  Hotel.......................................    297.8  14.6     287.6  14.6
  Retail......................................    138.8   6.8     147.4   7.5
  Other.......................................    135.1   6.6     132.9   6.8
  Industrial..................................    156.6   7.7     133.6   6.8
  Apartment buildings.........................    134.0   6.6     100.5   5.1
                                               -------- -----  -------- -----
     Total.................................... $2,040.5 100.0% $1,966.7 100.0%
                                               ======== =====  ======== =====

16.  Commitments and Contingencies:

   Since late 1995 a number of purported class actions have been commenced in various state and federal courts against MONY and MLOA alleging that it engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting MONY and MLOA from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. MONY and MLOA have answered the complaints in each action (except for one being voluntarily held in abeyance). MONY and MLOA have denied any wrongdoing and have asserted numerous affirmative defenses.

   On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America (now known as DeFilippo, et al. v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by MONY and MLOA and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, MONY and MLOA filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts and/or are being held in abeyance pending the outcome of the Goshen case.

   On October 21, 1997, the New York State Supreme Court granted MONY's and MLOA's motion for summary judgment and dismissed all claims filed in the Goshen case against MONY and MLOA. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court has subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only, and has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. On August 9, 2001, the New York State Appellate Division, First Department, affirmed the ruling limiting the class to New York purchasers. On January 15, 2002, the New York State Court of Appeals granted the plaintiffs' motion for leave to appeal from that decision. MONY and MLOA intend to defend itself vigorously against plaintiffs' appeal and the sole remaining claim. There can

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES be no assurance, however, that the present litigation relating to sales practices will not have a material adverse effect on the Company.

   On November 16, 1999, the MONY Group and MONY Life were served with a complaint in an action entitled Calvin Chatlos, M.D., and Alvin H. Clement, On Behalf of Themselves And All Others Similarly Situated v. The MONY Life Insurance Company, The MONY Group Inc., and Neil D. Levin, Superintendent, New York Department of Insurance, filed in the United States District Court for the Southern District of New York. The action purports to be brought as a class action on behalf of all individuals who had an ownership interest in one or more in force life insurance policies issued by MONY Life as of November 16, 1998. The complaint alleges that (i) the New York Superintendent of Insurance, Neil D. Levin, violated Section 7312 of the New York Insurance Law by approving the Plan of Demutualization, which plaintiffs claim was not fair and adequate, primarily because it allegedly failed to provide for sufficient assets for the mechanism established under the plan to preserve reasonable dividend expectations of the closed block, and (ii) MONY Life violated Section 7312 by failing to develop and submit to the New York Superintendent a plan of demutualization that was fair and adequate. The plaintiffs seek equitable relief in the form of an order vacating and/or modifying the New York Superintendent's order approving the Plan of Demutualization and/or directing the New York Superintendent to order MONY Life to increase the assets in the closed block, as well as unspecified monetary damages, attorneys' fees and other relief.

   In early January 2000, the MONY Group, MONY Life and the New York Superintendent wrote to the District Court seeking a pre-motion conference preliminary to the filing of a motion to dismiss the federal complaint on jurisdictional, federal abstention and timeliness grounds and for failure to state a claim. Following receipt of those letters, plaintiffs' counsel offered voluntarily to dismiss their complaint, and a stipulation and order to that effect was thereafter filed and approved by the court.

   On March 27, 2000, plaintiffs filed a new action in New York State Supreme Court bearing the same caption and naming the same defendants as the previously filed federal action. The state court complaint differs from the complaint previously filed in federal court in two primary respects. First, it no longer asserts a claim for damages against the New York Superintendent, nor does its prayer for relief seek entry of an order vacating or modifying the New York Superintendent's decision or requiring the New York Superintendent to direct MONY Life to place additional assets into the closed block. Rather, it seeks an accounting and an order from the Court directing MONY Life to transfer additional assets to the closed block.

   Second, the new complaint contains claims for breach of contract and fiduciary duty, as well as new allegations regarding the adequacy of the disclosures contained in the Policyholder Information Booklet distributed to policyholders soliciting their approval of the plan of demutualization (which plaintiffs claim violated both the New York Insurance Law and MONY Life's fiduciary duties).

   In order to challenge successfully the New York Superintendent's approval of the plan, plaintiffs would have to sustain the burden of showing that such approval was arbitrary and capricious or an abuse of discretion, made in violation of lawful procedures, affected by an error of law or not supported by substantial evidence. In addition, Section 7312 provides that MONY Life may ask the court to require the challenging party to give security for the reasonable expenses, including attorneys' fees, which may be incurred by MONY Life or the New York Superintendent or for which MONY Life may become liable, to which security MONY Life shall have recourse in such amount as the court shall determine upon the termination of the action.

   The MONY Group, MONY Life and the New York Superintendent moved to dismiss the state court complaint in its entirety on a variety of grounds. On April 20, 2001, the New York Supreme Court granted both motions and dismissed all claims against the MONY Group, MONY Life and the New York Superintendent. On June 29, 2001, plaintiffs filed a Notice of Appeal with the New York Appellate Division, appealing the dismissal of the claims against the MONY Group, MONY Life and the New York Superintendent. MONY Group and MONY Life intend to defend themselves vigorously against plaintiffs' appeal. There can be no assurance, however, that the present litigation will not have a material adverse effect on the Company.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings (some of which involve demands for unspecified damages) in connection with its business. In the opinion of management of the Company, resolution of contingent liabilities, income taxes and other matters will not have a material adverse effect on the Company's statutory surplus or results of operations.

   At December 31, 2001, the Company had commitments to fund the following:
$113.3 million of equity partnership investments, $8.0 million private fixed maturity with an interest rate of 10%, $9.4 million of fixed rate agricultural loans with periodic interest rate reset dates with initial rates ranging from 6.25% to 7.45%, $191.2 million fixed and floating rate commercial mortgages with interest rates ranging from 4.53% to 8.27% and $7.5 million of mezzanine financing with pay rates ranging from 9.0% to 10.0%.

   In addition, the Company maintains a syndicated credit facility with domestic banks aggregating $150.0 million, with a scheduled renewal date in June 2002. In accordance with certain covenants of the facilities, the Company is required to maintain a certain statutory tangible net worth and debt to capitalization ratio. The purpose of this facility is to provide additional liquidity for any unanticipated short-term cash needs the Company might experience and also to serve as support for the Company's $150.0 million commercial paper program which was activated in the third quarter of 2000. The Company has complied with all covenants of the facilities, has not borrowed against these lines of credit since their inception, and does not have any commercial paper outstanding as of September 30, 2001.

   The Company has entered into various operating lease agreements for office space, furniture and equipment. These leases have remaining non-cancelable lease terms in excess of one year. Total rental expense for these operating leases amounted to $24.5 million in 2001, $29.7 million in 2000, and $29.6 million in 1999. The future minimum rental obligations for the next five years and thereafter under these leases are: $34.1 million for 2002, $31.2 million for 2003, $27.4 million for 2004, $24.6 million for 2005, $22.3 million for 2006, and $127.9 million for the years thereafter.

   In 1988, the Company financed one of its real estate properties under a sale/leaseback arrangement with the proceeds received from the sale, amortized into income over the life of the lease. The lease has a term of 20 years beginning December 21, 1988 and requires minimum annual rental payments of $7.6 million in 2002, $7.7 million in 2003, $7.9 million in 2004, $8.0 million in 2005, $8.2 million for 2006 and $16.9 million for 2007 and thereafter. The Company has the option to renew the lease at the end of the lease term.

17.  Statutory Financial Information and Regulatory Risk-Based Capital:

   The statutory net income reported by the Company for the years ended
December 31, 2001, 2000, and 1999 was $33.4 million, $235.4 million, and $151.0 million, respectively. The combined statutory surplus of the Company as of December 31, 2001 and 2000 was $917.4 million and $1,154.8 million, respectively. Each of the Company's insurance subsidiaries exceeds the minimum risk based capital requirements imposed by such subsidiaries' state of domicile.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

18.  Closed Block--Summary Financial Information:

   Summarized financial information of the Closed Block as of and for the years ended December 31, 2001 and 2000 is presented below.

                                                        December 31, December 31,
                                                            2001         2000
                                                        ------------ ------------
                                                             ($ in millions)
Assets:
Fixed Maturities:
   Available for sale, at estimated fair value
     (amortized cost, $3,780.9 and $3,535.8)...........   $3,868.9     $3,543.1
Mortgage loans on real estate..........................      622.1        566.0
Other invested assets..................................        6.2          0.7
Policy loans...........................................    1,144.3      1,183.9
Cash and cash equivalents..............................       56.2        167.8
Premiums receivable....................................       12.5         13.6
Deferred policy acquisition costs......................      500.6        552.6
Other assets...........................................      219.3        223.5
                                                          --------     --------
       Total Closed Block assets.......................   $6,430.1     $6,251.2
                                                          ========     ========
Liabilities:
Future policy benefits.................................   $6,869.8     $6,826.8
Policyholders' account balances........................      292.9        293.3
Other policyholders' liabilities.......................      162.2        173.5
Other liabilities......................................      163.9         22.2
                                                          --------     --------
       Total Closed Block liabilities..................   $7,488.8     $7,315.8
                                                          ========     ========

                                                     For the year ended December 31,
                                                     -------------------------------
                                                       2001       2000       1999
                                                     ---------   ------    --------
                                                             ($ in millions)
Revenues:
Premiums............................................ $551.4     $582.4    $  620.8
Net investment income...............................  397.6      395.7       375.1
Net realized gains (losses) on investments..........    6.0       (7.0)        2.9
Other Income........................................    2.4        2.2         1.4
                                                      ------     ------    --------
   Total revenues...................................  957.4      973.3     1,000.2
                                                      ------     ------    --------
Benefits and Expenses:
Benefits to policyholders...........................  606.9      620.9       640.1
Interest credited to policyholders' account balances    8.9        8.8         8.9
Amortization of deferred policy acquisition costs...   59.4       60.4        67.5
Dividends to policyholders..........................  233.1      232.9       228.8
Other operating costs and expenses..................    7.0        7.5        10.1
                                                      ------     ------    --------
   Total benefits and expenses......................  915.3      930.5       955.4
                                                      ------     ------    --------
Contribution from the Closed Block.................. $ 42.1     $ 42.8    $   44.8
                                                      ======     ======    ========

   The carrying value of the Closed Block fixed maturity securities at December 31, 2001 and 2000 is net of adjustments for impairment of $10.9 million and $12.5 million, respectively.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   At December 31, 2001 and 2000, there were $0.0 million and $1.4 million of fixed maturities which have been non-income producing for the twelve months preceding such dates.

   At December 31, 2001 and 2000, there were problem fixed maturities of $6.5 million and $11.8 million, respectively. At December 31, 2001 and 2000, there were potential problem fixed maturity securities of $3.2 million and $5.9 million, respectively. There were no fixed maturities which were restructured at December 31, 2001 and 2000.

   The amortized cost and estimated fair value of fixed maturity securities in the Closed Block, by contractual maturity dates, excluding scheduled sinking funds, as of December 31, 2001 are as follows:

                                                            Estimated
                                                  Amortized   Fair
                                                    Cost      Value
                                                  --------- ---------
                                                    ($ in millions)
           Due in one year or less............... $  226.5  $  232.8
           Due after one year through five years.  1,237.5   1,288.5
           Due after five years through ten years  1,330.9   1,358.2
           Due after ten years...................    474.6     472.1
                                                  --------  --------
              Subtotal...........................  3,269.5   3,351.6
           Mortgage and asset-backed securities..    511.4     517.3
                                                  --------  --------
                                                  $3,780.9  $3,868.9
                                                  ========  ========

   Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   Mortgage loans on real estate in the Closed Block at December 31, 2001 and 2000 consist of the following:

                                                       2001    2000
                                                      ------  ------
                                                      ($ in millions)
          Commercial mortgage loans.................. $594.2  $529.7
          Agricultural and other loans...............   40.2    51.1
                                                      ------  ------
          Subtotal...................................  634.4   580.8
          Less: valuation allowances.................  (12.3)  (14.8)
                                                      ------  ------
          Mortgage loans, net of valuation allowances $622.1  $566.0
                                                      ======  ======

   An analysis of the valuation allowances for the years ended December 31, 2001 and 2000 is as follows:

                                                      2001     2000
                                                     -----    -----
                                                     ($ in millions)
              Beginning balance..................... $14.8    $14.3
              (Decrease)/Increase in allowance......  (2.4)     0.6
              Reduction due to pay downs and payoffs  (0.1)    (0.1)
                                                     -----    -----
              Valuation Allowance................... $12.3    $14.8
                                                     =====    =====

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Impaired mortgage loans along with related valuation allowances as of December 31, 2001 and 2000 were as follows:

                                                                      2001    2000
                                                                     ------  ------
                                                                     ($ in millions)
Investment in impaired mortgage loans (before valuation allowances):
Loans that have valuation allowances................................ $ 64.3  $ 71.9
Loans that do not have valuation allowances.........................   35.5    20.7
                                                                     ------  ------
   Subtotal.........................................................   99.8    92.6
Valuation allowances................................................  (13.5)  (16.1)
                                                                     ------  ------
Impaired mortgage loans, net of valuation allowances................ $ 86.3  $ 76.5
                                                                     ======  ======

   For the year ended December 31, 2001, the Closed Block recognized $8.4 million of interest income on impaired loans. For the year ended December 31, 2000 the Closed Block recognized $7.9 million of interest income on impaired loans.

   At December 31, 2001 and 2000, there were no mortgage loans in the Closed Block which were non-income producing for the twelve months preceding such dates.

   At December 31, 2001 and 2000, the Closed Block had restructured mortgage loans of $12.2 million and $17.0 million, respectively. Interest income of $0.9 million and $1.4 million was recognized on such loans for the year ended December 31, 2001 and 2000, respectively. Gross interest income on these loans that would have been recorded in accordance with the original terms of such loans amounted to approximately $1.3 million and $1.9 million for the respective periods.

   The pre-tax Contribution from the Closed Block includes only those revenues, benefit payments, dividends, premium taxes, state guaranty fund assessments, and investment expenses considered in funding the Closed Block. However, many expenses associated with operating the Closed Block and administering the policies included therein were excluded from and, accordingly, are not funded in the Closed Block. These expenses are reported in the Company's statement of operations, outside of the Contribution from the Closed Block, consistent with how they are funded. Such expenses are reported in the separate line items to which they apply based on the nature of such expenses. Federal income taxes applicable to the Closed Block, which are funded in the Closed Block, are reflected as a component of federal income tax expense in the Company's statement of operations. Since many expenses related to the Closed Block are funded outside the Closed Block, operating costs and expenses outside the Closed Block are disproportionate to the level of business outside the Closed Block.

19.  Reorganization and Other Charges:

   During 2001, the Company recorded charges aggregating approximately $144.4 million on a pre-tax basis. Of this amount approximately $56.8 million represented "Reorganization Charges" taken in connection with the Company's previously announced reorganization of certain of its businesses and $87.6 million represented "Other Charges" unrelated to the Company's reorganization activities. The Reorganization Charges consisted of: (i) severance and related benefits resulting from headcount reductions in the Company's home office and career agency system, (ii) losses from abandonment of certain leased offices and equipment, (iii) the write-off of deferred acquisition costs as a result of the decision to exit certain international markets and lines of business, and
(iv) certain other charges. The Other Charges consisted of: (i) impairments of certain invested assets and valuation related write-downs of private equity securities held in the Company's equity method venture capital portfolio, (ii) the write-off of a deferred sales charges in the Company's mutual fund business to reflect revised estimates of recoverability which are principally due to the decline in the value of the Company's internet funds, (iii) write-downs of certain information technology assets, and (iv) other miscellaneous items.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The following table summarizes the components of the Company's
Reorganization Charges and Other Charges, respectively:

                                                                 Net
                                                               Realized
                                                     Operating  Losses  Total
                                                     --------- -------- ------
 Reorganization Charges:
 Severance benefits and incentive compensation......  $ 22.8    $  --   $ 22.8
 Leased offices and equipment.......................     8.7       --      8.7
 Deferred policy acquisition costs..................    17.0       --     17.0
 Other..............................................     8.3       --      8.3
                                                      ------    -----   ------
    Subtotal--Reorganization Charges................    56.8       --     56.8
 Other Charges:
 Asset Impairments and Valuation Related Write-downs    29.9     20.1     50.0
 Deferred Sales Charges.............................     7.0       --      7.0
 Information technology assets......................     9.4       --      9.4
 Other..............................................    21.2       --     21.2
                                                      ------    -----   ------
    Subtotal--Other Charges.........................    67.5     20.1     87.6
                                                      ------    -----   ------
 Total--Reorganization and Other Charges before tax.  $124.3    $20.1   $144.4
                                                      ======    =====   ======
 Total--Reorganization and Other Charges after tax..  $ 80.8    $13.1   $ 93.9
                                                      ======    =====   ======

   All of the components of the Reorganization Charges reflected above, except $17.0 million related to deferred policy acquisition costs and $5.3 million related to investment expenses, are included in "Other Operating Costs and Expenses" in the Company's consolidated income statement for the year ended December 31, 2001. None of the Reorganization Charges reflected in the table above have been allocated to the Company's segments. All such charges are included as reconciling items of the segments to the Company's consolidated income statement for the year ended December 31, 2001.

   The following table indicates the line items in the Company's consolidated and segmented income statements for the year ended December 31, 2001 that the Other Charges in the table above are reflected in. In addition, all of the reorganization charges are reflected in reconciling in the table as discussed above.

                               Protection Accumulation Other Reconciling Total
                               ---------- ------------ ----- ----------- ------
 Premiums.....................   $ 1.0       $   -     $  -     $   -    $  1.0
 Net investment income........    20.3         3.8      3.3       5.3      32.7
 Group pension profit.........     2.5                    -         -       2.5
 Benefits to policyholders....     1.8         3.9        -         -       5.7
 Amortization of deferred
   policy acquisition costs...       -         2.0        -      17.0      19.0
 Other operating costs and
   expenses...................    17.6        10.3      1.0      34.5      63.4
                                 -----       -----     ----     -----    ------
 Total Other Operating Charges    43.2        20.0      4.3      56.8     124.3
 Net realized losses on
   investments................    14.9         2.8      2.4         -      20.1
                                 -----       -----     ----     -----    ------
    Total Other Charges.......   $58.1       $22.8     $6.7     $56.8    $144.4
                                 =====       =====     ====     =====    ======

   Of the reorganization charges recorded, approximately $19.0 million meet the definition of "restructuring charges" as defined by Emerging Issues Task Force Consensus 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". At December 31, 2001 a liability for $12.8 million is included in Accounts payable and other liabilities in the Company's consolidated balance sheet.

                 MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

20.  Implications of the Events of September 11th:

   The terrorist events of September 11th had no material effect on the Company's financial position at December 31, 2001 or its results of operations for the year then ended. The net effect of life insurance claims relating to the incident (after reinsurance and the release of related policy reserves) aggregated approximately $3.9 million pre-tax. In addition, the Company incurred damages from the interruption of certain of its business operations. These damages principally consist of: (i) lost revenues at MSC and Enterprise resulting from the close of the New York securities markets, (ii) the temporary closing of the Company's New York corporate offices, and (iii) lost revenues resulting from the volatility of the securities markets and consumer uncertainty with respect to equity based products in the aftermath of September 11th. To date, no determination has been made with respect to the Company's ability to recover the aforementioned damages under its insurance coverages.

                                  APPENDIX A

                  MONTHLY PER $1,000 SPECIFIED AMOUNT FACTORS

                                                              Factor
Issue Age                                                   Per $1,000
---------                                                   ----------
0-36.......................................................   $0.06
37-50......................................................    0.07
51.........................................................    0.08
52.........................................................    0.08
53.........................................................    0.09
54.........................................................    0.09
55.........................................................    0.10
56.........................................................    0.10
57.........................................................    0.10
58.........................................................    0.11
59.........................................................    0.11
60.........................................................    0.11
61.........................................................    0.11
62.........................................................    0.11
63.........................................................    0.11
64.........................................................    0.11
65.........................................................    0.11
66.........................................................    0.11
67.........................................................    0.12
68.........................................................    0.13
69.........................................................    0.13
70.........................................................    0.13
71.........................................................    0.13
72.........................................................    0.13
73.........................................................    0.14
74.........................................................    0.14
75.........................................................    0.14
76.........................................................    0.14
77.........................................................    0.15
78.........................................................    0.16
79.........................................................    0.16
80.........................................................    0.17
81.........................................................    0.19
82.........................................................    0.21
83.........................................................    0.22
84.........................................................    0.24
85.........................................................    0.26

                                  APPENDIX B

               ILLUSTRATIONS OF DEATH PROCEEDS, FUND VALUES AND
                       CASH VALUES, AND PREMIUM OUTLAYS

   The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Fund Values and Cash Values could vary over an extended period of time.

   The Policies illustrated include the following:

                                                       Benefit Specified
Sex                           Age      Risk Class      Option   Amount
---                           --- -------------------- ------- ---------
Male......................... 45  Preferred Non-smoker    1    $200,000
Male......................... 45  Preferred Non-smoker    2    $200,000
Female....................... 45  Preferred Non-smoker    1    $200,000
Female....................... 45  Preferred Non-smoker    2    $200,000

   The tables show how Death Proceeds, Fund Values and Cash Values of a hypothetical Policy could vary over an extended period of time if the Subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. If the annual investment returns are not constant the death benefits, Fund Values and Cash Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if unisex rates were used.

   The amounts shown for Death Proceeds, Fund Values and Cash Values reflect the fact the net investment return on the Policy is lower than the gross investment return on the Subaccounts of the Variable Account. This results from the charges levied against the Subaccounts of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Surrender Charges.


   These charges include the charge against the Subaccounts for mortality and expense risks and the effect on each Subaccount's investment experience of the charge to Portfolio assets for investment management and direct expenses. The mortality and expense risk fee is .65% annually on a guaranteed basis. The tables also reflect a deduction for a daily investment advisory fee and for other expenses of the Portfolio at a rate equivalent to an annual rate of 0.94% of the aggregate average daily net assets of the Portfolio. This hypothetical rate is representative of the average maximum investment advisory fee and other expenses of the Portfolios applicable to the Subaccounts of the Variable Account. Actual fees and other expenses vary by Portfolio.



   The effect of these investment management, direct expenses and mortality and expense risk charges on a 0% gross rate of return would result in a net rate of return of -0.94%, on 6% it would be 5.06%, and on 12% it would be 11.06%.


   The tables assume the deduction of charges including administrative and sales charges. For each age, there are tables for death benefit Options 1 and 2 and each option is illustrated using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0%, 6% or 12%.

   The difference between the Fund Value and the Cash Value in the first 14 years is the surrender charge.

   The Company will furnish, upon request, a comparable illustration based on the age, gender and risk classification of the proposed Insured, and the initial Specified Amount and Scheduled Premium Payments of their choice.

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY


Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value and cash value.



                     Guaranteed Death Proceeds               Guaranteed Fund Value                 Guaranteed Cash Value
               ------------------------------------- ------------------------------------- -------------------------------------
                    Annual Investment Return of           Annual Investment Return of           Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay  (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%)
   1    2,598    200,000      200,000     200,000        1,918       2,048        2,178            0         100          230
   2    2,598    200,000      200,000     200,000        3,344       3,709        4,091        1,395       1,761        2,143
   3    2,598    200,000      200,000     200,000        4,682       5,378        6,136        2,864       3,559        4,318
   4    2,598    200,000      200,000     200,000        5,959       7,080        8,354        4,270       5,391        6,665
   5    2,598    200,000      200,000     200,000        7,153       8,794       10,740        5,594       7,235        9,181
   6    2,598    200,000      200,000     200,000        8,242      10,498       13,290        6,813       9,069       11,861
   7    2,598    200,000      200,000     200,000        9,230      12,195       16,025        7,931      10,896       14,726
   8    2,598    200,000      200,000     200,000       10,117      13,885       18,969        8,948      12,715       17,800
   9    2,598    200,000      200,000     200,000       10,862      15,524       22,102        9,823      14,484       21,062
  10    2,598    200,000      200,000     200,000       11,489      17,134       25,471       10,579      16,225       24,562
  11    2,598    200,000      200,000     200,000       12,199      18,927       29,330       11,419      18,148       28,550
  12    2,598    200,000      200,000     200,000       12,748      20,661       33,474       12,229      20,141       32,955
  13    2,598    200,000      200,000     200,000       13,140      22,334       37,945       12,880      22,074       37,685
  14    2,598    200,000      200,000     200,000       13,330      23,904       42,746       13,200      23,774       42,617
  15    2,598    200,000      200,000     200,000       13,320      25,368       47,928       13,320      25,368       47,928
  20    2,598    200,000      200,000     200,000        9,096      29,813       80,832        9,096      29,813       80,832
  25    2,598     LAPSED      200,000     212,471       LAPSED      24,829      132,275       LAPSED      24,829      132,275
  30    2,598     LAPSED       LAPSED     298,956       LAPSED      LAPSED      225,506       LAPSED      LAPSED      223,506



This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company,The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Male Non-Smoker Preferred             Prepared on 04/11/02


Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
1 . TP: $2,598.00--GPT                                Version 04.2002


Initial Modal Premium: $2,598.00 . Premium Mode: Annual . Riders: None   Form #
C2-98

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY


Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.



                      Current Death Proceeds                 Current Fund Value                   Current Cash Value
               ------------------------------------ ------------------------------------ ------------------------------------
                   Annual Investment Return of          Annual Investment Return of          Annual Investment Return of
Policy Premium  Gross 0%    Gross 6%    Gross 12%    Gross 0%    Gross 6%    Gross 12%    Gross 0%    Gross 6%    Gross 12%
 Year  Outlay  (Net-0.94%) (Net 5.06%) (Net 11.06%) (Net-0.94%) (Net 5.06%) (Net 11.06%) (Net-0.94%) (Net 5.06%) (Net 11.06%)
   1    2,598    200,000     200,000     200,000       1,918       2,048        2,178           0         100          230
   2    2,598    200,000     200,000     200,000       3,739       4,117        4,511       1,790       2,168        2,563
   3    2,598    200,000     200,000     200,000       5,465       6,209        7,016       3,646       4,390        5,198
   4    2,598    200,000     200,000     200,000       7,144       8,373        9,762       5,455       6,685        8,073
   5    2,598    200,000     200,000     200,000       8,800      10,638       12,799       7,241       9,079       11,240
   6    2,598    200,000     200,000     200,000      10,434      13,006       16,156       9,005      11,577       14,727
   7    2,598    200,000     200,000     200,000      12,045      15,484       19,869      10,746      14,185       18,570
   8    2,598    200,000     200,000     200,000      13,612      18,053       23,952      12,443      16,884       22,783
   9    2,598    200,000     200,000     200,000      15,136      20,719       28,446      14,097      19,680       27,407
  10    2,598    200,000     200,000     200,000      16,596      23,465       33,374      15,687      22,556       32,465
  11    2,598    200,000     200,000     200,000      18,216      26,529       39,028      17,436      25,750       38,249
  12    2,598    200,000     200,000     200,000      19,729      29,653       45,207      19,210      29,134       44,687
  13    2,598    200,000     200,000     200,000      21,119      32,823       51,953      20,859      32,563       51,693
  14    2,598    200,000     200,000     200,000      22,344      36,004       59,301      22,215      35,874       59,171
  15    2,598    200,000     200,000     200,000      23,369      39,163       67,294      23,369      39,163       67,294
  20    2,598    200,000     200,000     200,000      25,534      54,785      120,499      25,534      54,785      120,499
  25    2,598    200,000     200,000     242,793      22,397      70,331      209,304      22,397      70,331      209,304
  30    2,598    200,000     200,000     379,642      11,957      85,519      354,805      11,957      85,519      354,805







This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Male Non-Smoker Preferred             Prepared on 04/11/02


Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
1 . TP: $2,598.00 . GPT                               Version 04.2002


Initial Modal Premium: $2,598.00 . Premium Mode: Annual . Riders: None   Form
#C2-98

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY



Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.



                     Guaranteed Death Proceeds              Guaranteed Fund Value                 Guaranteed Cash Value
               ------------------------------------- ------------------------------------ -------------------------------------
                    Annual Investment Return of          Annual Investment Return of           Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 12%    Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay  (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net 0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%)
   1    2,598    201,915      202,045     202,175       1,915       2,045        2,175            0          97          227
   2    2,598    203,326      203,690     204,071       3,326       3,690        4,071        1,378       1,742        2,122
   3    2,598    204,644      205,334     206,086       4,644       5,334        6,086        2,825       3,516        4,268
   4    2,598    205,893      207,001     208,260       5,893       7,001        8,260        4,205       5,312        6,571
   5    2,598    207,052      208,668     210,583       7,052       8,668       10,583        5,493       7,109        9,024
   6    2,598    208,097      210,309     213,045       8,097      10,309       13,045        6,668       8,881       11,617
   7    2,598    209,031      211,925     215,662       9,031      11,925       15,662        7,732      10,626       14,363
   8    2,598    209,856      213,514     218,447       9,856      13,514       18,447        8,687      12,345       17,278
   9    2,598    210,525      215,025     221,370      10,525      15,025       21,370        9,486      13,986       20,331
  10    2,598    211,065      216,481     224,469      11,065      16,481       24,469       10,156      15,571       23,559
  11    2,598    211,674      218,082     227,975      11,674      18,082       27,975       10,895      17,302       27,195
  12    2,598    212,108      219,582     231,667      12,108      19,582       31,667       11,588      19,062       31,147
  13    2,598    212,369      220,976     235,565      12,369      20,976       35,565       12,109      20,717       35,305
  14    2,598    212,412      222,212     239,638      12,412      22,212       39,638       12,282      22,082       39,508
  15    2,598    212,241      223,281     243,907      12,241      23,281       43,907       12,241      23,281       43,907
  20    2,598    207,057      224,517     267,467       7,057      24,517       67,467        7,057      24,517       67,467
  25    2,598     LAPSED      213,701     291,840      LAPSED      13,701       91,840       LAPSED      13,701       91,840
  30    2,598     LAPSED       LAPSED     307,939      LAPSED      LAPSED      107,939       LAPSED      LAPSED      107,939



This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Male Non-Smoker Preferred             Prepared on 04/11/02


Specified Amount:  $200,000 . Death Benefit Option: Specified Amount for Option
2 . TP: $2,598.00 . GPT                               Version 04.2002


Initial Modal Premium: $2,598.00 . Premium Mode: Annual . Riders: None
Form #C2-98

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY




Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.



                      Current Death Proceeds                  Current Fund Value                    Current Cash Value
               ------------------------------------- ------------------------------------- -------------------------------------
                    Annual Investment Return of           Annual Investment Return of           Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay  (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%)
   1    2,598    201,915      202,045     202,175        1,915       2,045        2,175            0          97          227
   2    2,598    203,729      204,106     204,499        3,729       4,106        4,499        1,781       2,158        2,551
   3    2,598    205,444      206,185     206,988        5,444       6,185        6,988        3,625       4,366        5,170
   4    2,598    207,107      208,329     209,710        7,107       8,329        9,710        5,418       6,641        8,021
   5    2,598    208,744      210,568     212,712        8,744      10,568       12,712        7,185       9,009       11,154
   6    2,598    210,355      212,905     216,025       10,355      12,905       16,025        8,926      11,476       14,597
   7    2,598    211,941      215,344     219,681       11,941      15,344       19,681       10,642      14,045       18,382
   8    2,598    213,478      217,865     223,690       13,478      17,865       23,690       12,309      16,696       22,521
   9    2,598    214,967      220,472     228,088       14,967      20,472       28,088       13,928      19,433       27,049
  10    2,598    216,385      223,145     232,890       16,385      23,145       32,890       15,476      22,236       31,981
  11    2,598    217,953      226,115     238,377       17,953      26,115       38,377       17,173      25,335       37,597
  12    2,598    219,401      229,117     244,330       19,401      29,117       44,330       18,881      28,597       43,810
  13    2,598    220,708      232,128     250,773       20,708      32,128       50,773       20,448      31,868       50,513
  14    2,598    221,828      235,100     257,705       21,828      35,100       57,705       21,698      34,970       57,576
  15    2,598    222,717      237,981     265,128       22,717      37,981       65,128       22,717      37,981       65,128
  20    2,598    223,755      250,822     311,485       23,755      50,822      111,485       23,755      50,822      111,485
  25    2,598    218,850      259,956     379,502       18,850      59,956      179,502       18,850      59,956      179,502
  30    2,598    206,538      262,314     480,494        6,538      62,314      280,494        6,538      62,314      280,494



This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company,The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Male Non-Smoker Preferred             Prepared on 04/11/02


Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
2 . TP: $2,598.00 . GPT                               Version 04.2002


Initial Modal Premium: $2,598.00 . Premium Mode: Annual . Riders: None Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               Flexible Premium Variable Life to Maturity Policy




Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.



                     Guaranteed Death Proceeds               Guaranteed Fund Value                 Guaranteed Cash Value
               ------------------------------------- ------------------------------------- -------------------------------------
                    Annual Investment Return of           Annual Investment Return of           Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay  (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%)
   1    2,010    200,000      200,000     200,000        1,444       1,544        1,643            0          36          136
   2    2,010    200,000      200,000     200,000        2,400       2,674        2,961          892       1,167        1,454
   3    2,010    200,000      200,000     200,000        3,320       3,834        4,396        1,913       2,427        2,989
   4    2,010    200,000      200,000     200,000        4,183       5,002        5,935        2,876       3,695        4,629
   5    2,010    200,000      200,000     200,000        4,966       6,154        7,568        3,760       4,948        6,362
   6    2,010    200,000      200,000     200,000        5,693       7,314        9,328        4,588       6,209        8,222
   7    2,010    200,000      200,000     200,000        6,343       8,460       11,207        5,338       7,455       10,202
   8    2,010    200,000      200,000     200,000        6,918       9,592       13,219        6,014       8,687       12,314
   9    2,010    200,000      200,000     200,000        7,395      10,687       15,357        6,591       9,883       14,553
  10    2,010    200,000      200,000     200,000        7,799      11,767       17,660        7,096      11,063       16,956
  11    2,010    200,000      200,000     200,000        8,335      13,045       20,369        7,732      12,442       19,766
  12    2,010    200,000      200,000     200,000        8,775      14,296       23,288        8,373      13,894       22,886
  13    2,010    200,000      200,000     200,000        9,121      15,521       26,443        8,920      15,320       26,242
  14    2,010    200,000      200,000     200,000        9,374      16,719       29,864        9,274      16,619       29,763
  15    2,010    200,000      200,000     200,000        9,535      17,891       33,583        9,535      17,891       33,583
  20    2,010    200,000      200,000     200,000        8,034      22,366       57,253        8,034      22,366       57,253
  25    2,010    200,000      200,000     200,000          206      21,553       92,619          206      21,553       92,619
  30    2,010     LAPSED      200,000     200,000       LAPSED       8,741      149,895       LAPSED       8,741      149,895



This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Female Non-Smoker Preferred                Prepared on 4/11/02


Specified Amount: $200,000 . Death Benefit Option:
Specified Amount for Option 1 . TP: $2,010.00 . GPT   Version 04.2002


Initial Modal Premium: $2,010.00 .
Premium Mode: Annual . Riders: None              Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY




Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.



                      Current Death Proceeds                  Current Fund Value                    Current Cash Value
               ------------------------------------- ------------------------------------- -------------------------------------
                    Annual Investment Return of           Annual Investment Return of           Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay  (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%)
   1    2,010    200,000      200,000     200,000        1,444       1,544        1,643            0          36          136
   2    2,010    200,000      200,000     200,000        2,821       3,108        3,408        1,313       1,601        1,901
   3    2,010    200,000      200,000     200,000        4,154       4,719        5,333        2,747       3,312        3,926
   4    2,010    200,000      200,000     200,000        5,467       6,403        7,461        4,161       5,097        6,154
   5    2,010    200,000      200,000     200,000        6,739       8,140        9,787        5,533       6,934        8,581
   6    2,010    200,000      200,000     200,000        7,992       9,955       12,358        6,887       8,850       11,252
   7    2,010    200,000      200,000     200,000        9,205      11,830       15,175        8,200      10,825       14,170
   8    2,010    200,000      200,000     200,000       10,378      13,766       18,265        9,473      12,862       17,360
   9    2,010    200,000      200,000     200,000       11,489      15,746       21,635       10,685      14,942       20,831
  10    2,010    200,000      200,000     200,000       12,541      17,772       25,317       11,838      17,069       24,613
  11    2,010    200,000      200,000     200,000       13,783      20,104       29,610       13,180      19,501       29,007
  12    2,010    200,000      200,000     200,000       14,964      22,501       34,316       14,562      22,099       33,914
  13    2,010    200,000      200,000     200,000       16,064      24,944       39,461       15,863      24,743       39,260
  14    2,010    200,000      200,000     200,000       16,976      27,333       44,995       16,876      27,232       44,894
  15    2,010    200,000      200,000     200,000       17,705      29,668       50,972       17,705      29,668       50,972
  20    2,010    200,000      200,000     200,000       19,906      41,837       90,982       19,906      41,837       90,982
  25    2,010    200,000      200,000     200,000       19,536      55,000      157,068       19,536      55,000      157,068
  30    2,010    200,000      200,000     286,401       14,708      68,225      267,664       14,708      68,225      267,664



This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Female Non-Smoker Preferred             Prepared on 04/11/02


Specified Amount:  $200,000 . Death Benefit Option: Specified Amount for Option
1 . TP: $2,010.00 . GPT                                 Version 04.2002


Initial Modal Premium: $2,010.00 . Premium Mode: Annual . Riders: None Form # C2-98

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY


Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.





                     Guaranteed Death Proceeds               Guaranteed Fund Value                 Guaranteed Cash Value
               ------------------------------------- ------------------------------------- -------------------------------------
                    Annual Investment Return of           Annual Investment Return of           Annual Investment Return of
Policy Premium   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay  (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%)
   1    2,010    201,443      201,542     201,641        1,443       1,542        1,641            0          34          134
   2    2,010    202,389      202,662     202,948        2,389       2,662        2,948          881       1,154        1,440
   3    2,010    203,296      203,806     204,364        3,296       3,806        4,364        1,889       2,399        2,957
   4    2,010    204,141      204,952     205,876        4,141       4,952        5,876        2,835       3,646        4,570
   5    2,010    204,903      206,075     207,469        4,903       6,075        7,469        3,697       4,869        6,263
   6    2,010    205,604      207,197     209,176        5,604       7,197        9,176        4,499       6,092        8,071
   7    2,010    206,223      208,296     210,985        6,223       8,296       10,985        5,218       7,291        9,980
   8    2,010    206,762      209,369     212,904        6,762       9,369       12,904        5,857       8,465       12,000
   9    2,010    207,197      210,392     214,921        7,197      10,392       14,921        6,393       9,588       14,117
  10    2,010    207,554      211,385     217,071        7,554      11,385       17,071        6,851      10,682       16,368
  11    2,010    208,037      212,560     219,587        8,037      12,560       19,587        7,434      11,957       18,984
  12    2,010    208,417      213,688     222,261        8,417      13,688       22,261        8,015      13,286       21,859
  13    2,010    208,697      214,767     225,112        8,697      14,767       25,112        8,496      14,566       24,911
  14    2,010    208,877      215,796     228,156        8,877      15,796       28,156        8,776      15,696       28,056
  15    2,010    208,959      216,772     231,415        8,959      16,772       31,415        8,959      16,772       31,415
  20    2,010    206,979      219,706     250,611        6,979      19,706       50,611        6,979      19,706       50,611
  25    2,010     LAPSED      215,992     273,561       LAPSED      15,992       73,561       LAPSED      15,992       73,561
  30    2,010     LAPSED       LAPSED     297,093       LAPSED      LAPSED       97,093       LAPSED      LAPSED       97,093



This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Female Non-Smoker Preferred           Prepared on 04/11/02


Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
2  . TP: $2,010.00 . GPT                              Version 04.2002


Initial Modal Premium: $2,010.00  . Premium Mode: Annual . Riders: None   Form #
C2-98

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY





Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.



                      Current Death Proceeds                 Current Fund Value                   Current Cash Value
               ------------------------------------ ------------------------------------ ------------------------------------
                   Annual Investment Return of          Annual Investment Return of          Annual Investment Return of
Policy Premium  Gross 0%    Gross 6%    Gross 12%    Gross 0%    Gross 6%    Gross 12%    Gross 0%    Gross 6%    Gross 12%
 Year  Outlay  (Net-0.94%) (Net 5.06%) (Net 11.06%) (Net-0.94%) (Net 5.06%) (Net 11.06%) (Net-0.94%) (Net 5.06%) (Net 11.06%)
   1    2,010    201,443     201,542     201,641       1,443       1,542        1,641           0          34          134
   2    2,010    202,815     203,102     203,402       2,815       3,102        3,402       1,308       1,595        1,894
   3    2,010    204,143     204,707     205,319       4,143       4,707        5,319       2,736       3,300        3,912
   4    2,010    205,449     206,381     207,435       5,449       6,381        7,435       4,142       5,075        6,128
   5    2,010    206,711     208,105     209,744       6,711       8,105        9,744       5,505       6,899        8,538
   6    2,010    207,953     209,904     212,292       7,953       9,904       12,292       6,847       8,799       11,186
   7    2,010    209,151     211,757     215,078       9,151      11,757       15,078       8,146      10,752       14,073
   8    2,010    210,307     213,667     218,127      10,307      13,667       18,127       9,403      12,763       17,223
   9    2,010    211,397     215,612     221,441      11,397      15,612       21,441      10,593      14,808       20,637
  10    2,010    212,423     217,593     225,047      12,423      17,593       25,047      11,719      16,890       24,344
  11    2,010    213,634     219,871     229,245      13,634      19,871       29,245      13,031      19,268       28,642
  12    2,010    214,779     222,201     233,827      14,779      22,201       33,827      14,377      21,799       33,425
  13    2,010    215,835     224,558     238,806      15,835      24,558       38,806      15,634      24,357       38,605
  14    2,010    216,685     226,824     244,099      16,685      26,824       44,099      16,584      26,723       43,999
  15    2,010    217,331     228,992     249,738      17,331      28,992       49,738      17,331      28,992       49,738
  20    2,010    218,951     239,715     286,162      18,951      39,715       86,162      18,951      39,715       86,162
  25    2,010    217,733     249,869     342,137      17,733      49,869      142,137      17,733      49,869      142,137
  30    2,010    211,784     256,947     427,433      11,784      56,947      227,433      11,784      56,947      227,433



This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Female Non-Smoker Preferred               Prepared on 04/11/02


Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
2 . TP: $2,010.00 . GPT                                   Version 04.2002


Initial Model Premium: $2,010.00 . Premium Mode: Annual . Riders: None Form # C2-98

   The complete registration statement and other filed documents for MONY Variable Account L can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may get information on the operation of the public reference room by calling the Securities Exchange Commission at 1-800-SEC-0330. The registration statement and other filed documents for MONY Variable Account L are available on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may get copies of this information by paying a duplicating fee, and writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

                                    PART II

                  (INFORMATION NOT REQUIRED IN A PROSPECTUS)

                                    PART II

                          UNDERTAKING TO FILE REPORTS

   Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and Reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that Section.

                             RULE 484 UNDERTAKING

   The Amended and Restated By-Laws of MONY Life Insurance Company ("MONY") provide, in Article XV as follows:

      Each person (and the heirs, executors and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the law of the State of New York and in the manner prescribed therein. To this end, and as authorized by Section 722 of the Business Corporation Law of the State of New York, the Board may adopt all resolutions, authorize all agreements and take all actions with respect to the indemnification of directors and officers, and the advance payment of their expenses in connection therewith.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                   REPRESENTATIONS RELATING TO SECTION 26 OF
                      THE INVESTMENT COMPANY ACT OF 1940

   The Registrant and MONY Life Insurance Company represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company.

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

   The Facing Sheet.



   Prospectus.

   The Undertaking to file reports.

   The signatures.

   Written consents of the following persons:


      a. Consent of PricewaterhouseCoopers LLP



      b. Actuarial Opinion of Pamela Duffy


   The following exhibits:

      1. The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:

          (1) Resolution of the Board of Trustees of The Mutual Life Insurance Company of New York authorizing establishment of MONY Variable Account L, filed as Exhibit 1 (1) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated December 17, 1990 (Registration Nos. 33-37719 and 811-6217), is incorporated herein by reference.

          (2) Not applicable.

          (3) (a) Underwriting Agreement between The Mutual Life Insurance Company of New York, MONY Series Fund, Inc., and MONY Securities Corp., filed as Exhibit 1 (3) (a) to Registration Statement on Form S-6, dated November 9, 1990 (Registration Nos. 33-37719 and 811-6217), is incorporated by referenced herein.

             (b) Proposed specimen agreement between MONY Securities Corp. and registered representatives, filed as Exhibit 3(b) of Pre-Effective Amendment No. 1, dated December 17, 1990, to Registration Statement on Form N-4 (Registration Nos. 33-37722 and 811-6126) is incorporated herein by reference.

             (c) Specimen commission schedule (Career Contract Schedule) filed as Exhibit 1.(3)(c) to Pre-Effective Amendment No. 1 dated December 7, 2001 to Registration Statement on Form S-6 (Registration Nos. 333-72596 and 811-4235), is incorporated herein by reference.

          (4) Not applicable.

          (5) Specimen form of policy filed as Exhibit 1.(5) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated December 7, 2001 (Registration Nos. 333-72590 and 811-6217), is incorporated herein by reference.

          (6) Amended and Restated Charter and Amended and Restated By-Laws of MONY Life Insurance Company, filed as Exhibit 1.(6) to Registration Statement dated January 29, 1999 on Form S-6 (Registration Nos. 333-71417 and 811-6217) is incorporated herein by reference.

          (7) Not applicable.

          (8) (a) Amended Investment Advisory Agreement between MONY Life Insurance Company of America and MONY Series Fund, Inc. filed as Exhibit 5(i) to Post-Effective Amendment No. 14 to Registration Statement (Registration Nos. 2-95501 and 811-4209) dated February 27, 1998, is incorporated herein by reference.

             (b) Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America filed as
          Exhibit 5(ii) to Pre-Effective Amendment to Registration Statement (Registration Nos. 2-95501 and 811-4209) dated July 19, 1985, is incorporated herein by reference.

             (c) Fund Participation Agreement among Enterprise Accumulation Trust, MONY Life Insurance Company of America and MONY Life Insurance Company, filed as Exhibit 8(a) to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 dated April 18, 2001 (Registration Nos. 333-72259 and 811-6216), is incorporated herein by reference.

             (d) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Retirement System Investors Inc., as sub-adviser, filed as Exhibit
          (d)(iii) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

             (e) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and 1740 Advisers, Inc., as sub-adviser, filed as Exhibit (d)(v) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

             (f) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Marsico Capital Management, LLC, as sub-adviser, filed as Exhibit
          (d)(vi) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

             (g) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Montag & Caldwell, Inc., as sub-adviser, filed as Exhibit (d)(ii) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

             (h) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and TCW Investment Management Company, as sub-adviser, filed as Exhibit
          (d)(iv) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

             (i) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and William D. Witter, Inc., as sub-adviser, filed as Exhibit (d)(vii) to Post-Effective Amendment No. #17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

             (j) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and GAMCO Investors, Inc., as sub-adviser, filed as Exhibit (d)(viii) to Post-Effective Amendment No. #17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

             (k) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital" ) and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Vontobel USA Inc., as sub-adviser, filed as Exhibit (d)(ix) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 2000.

             (l) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital" ) and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Caywood-Scholl Capital Management, as sub-adviser, filed as Exhibit
          (d)(xi) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

             (m) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital" ) and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and OpCap Advisors, as sub-adviser, filed as Exhibit (d)(xv) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

             (n) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital" ) and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Sanford C. Bernstein & Co., Inc., as sub-adviser, filed as Exhibit
          (d)(xvi) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

             (o) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital" ) and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Fred Alger Management, Inc., as sub-adviser, filed as Exhibit
          (d)(xiii) to Post-Effective Amendment No. 18 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 28, 1999.

          (9) Not applicable.

          (10) Specimen application form for Flexible Premium Variable Universal Life Insurance Policy filed as Exhibit 1.(10) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated December 7, 2001 (Registration Nos. 333-72590 and 811-6217), is incorporated herein by reference.

          (11) Code of Ethics for Operation of MONY Life Insurance Company and its Subsidiaries, filed as Exhibit (11) to Post-Effective Amendment No. 12 to Registration Statement on Form S-6, dated February 27, 2001 (Registration Nos. 33-82570 and 811-4235) is incorporated herein by reference.

      2. Opinion and consent of Arthur D. Woods, Vice President-Variable Products and Broker-Dealer Operations Counsel, MONY Life Insurance Company, as to legality of the securities being registered filed as Exhibit 2 on November 1, 2001 to Registration Statement (Registration Nos. 333-72590 and 811-6217) November 1, 2001 is incorporated herein by reference.

      3. Not applicable.

      4. Not applicable.


      5. Consent of PricewaterhouseCoopers LLP as to financial statements of MONY Life Insurance Company is filed herewith.



      6. Opinion and consent of Pamela Duffy, Vice President, Product Development, MONY Life Insurance Company, as to actuarial matters is filed herewith.

                                  SIGNATURES



   Pursuant to the requirements of the Securities Act of 1933, the Registrant, MONY Variable Account L, has duly caused Post-Effective Amendment No. 2 to this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, State of New York, on this 30th day of April, 2002. Registrant hereby certifies that the requirements of Rule 485(b) have been met.



                                          MONY VARIABLE ACCOUNT L OF MONY LIFE
                                            INSURANCE COMPANY





                                          By:                *
                                              -------------------------------


                                                  Michael I. Roth, Director,
                                                        Chairman of


                                                the Board, and Chief Executive
                                                          Officer



   Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 2 to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



          Signature                   Title                     Date
          ---------                   -----                     ----

              *         Director, Chairman of the Board,   April 30, 2002
      -----------------   and Chief Executive Officer
       Michael I. Roth

              *         Director, President, and Chief     April 30, 2002
      -----------------   Operating Officer
       Samuel J. Foti

              *         Director and Executive Vice        April 30, 2002
      -----------------   President
      Kenneth M. Levine

              *         Executive Vice President and Chief April 30, 2002
      -----------------   Financial Officer
      Richard Daddario

              *         Senior Vice President and Chief    April 30, 2002
      -----------------   Actuary
      Michael Slipowitz

      /s/ LEE M. SMITH  Corporate Secretary and Vice       April 30, 2002
      -----------------   President, Government Relations
        Lee. M. Smith

              *         Director                           April 30, 2002
      -----------------
       Tom H. Barrett

              *         Director                           April 30, 2002
      -----------------
        David L. Call

              *         Director                           April 30, 2002
      -----------------
      G. Robert Durham

              *         Director                           April 30, 2002
      -----------------
       James B. Farley

                       Signature              Title             Date
                       ---------              -----             ----

                           *                 Director      April 30, 2002
                  ---------------------
                  Robert Holland, Jr.

                           *                 Director      April 30, 2002
                  ---------------------
                   James L. Johnson

                           *                 Director      April 30, 2002
                  ---------------------
                  Frederick W. Kanner

                           *                 Director      April 30, 2002
                  ---------------------
                    Robert R. Kiley

                           *                 Director      April 30, 2002
                  ---------------------
                   Jane C. Pfeiffer

                           *                 Director      April 30, 2002
                  ---------------------
                  Thomas C. Theobald

                           *                 Director      April 30, 2002
                  ---------------------
                    David M. Thomas


                  *By: /s/ LEE M. SMITH                    April 30, 2002
                      -----------------
                     Lee M. Smith
                   Attorney-In-Fact



   Lee M. Smith as Attorney-in-Fact for Michael I. Roth, Samuel J. Foti, Kenneth M. Levine, Richard Daddario, Michael Slipowitz, Tom H. Barrett, David L. Call, G. Robert Durham, James B. Farley, Robert Holland, Jr., James
   L. Johnson, Frederick W. Kanner, Robert R. Kiley, Jane C. Pfeiffer, Thomas
   C. Theobald, David M. Thomas.

                                 EXHIBIT INDEX


   Exhibit No.                          Description
   -----------                          -----------

       5.      Consent of PricewaterhouseCoopers LLP, Independent Accountants

       6.      Opinion and Consent of Pamela Duffy as to actuarial matters


                                      1